                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-08333

                           Nuveen Investment Trust II
--------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)


                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
--------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                               Jessica R. Droeger
                               Nuveen Investments
                             333 West Wacker Drive
                                Chicago, IL 60606
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (312) 917-7700
                                                           --------------

                        Date of fiscal year end: July 31
                                                 ------------

                    Date of reporting period:  July 31, 2006
                                              ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

        NUVEEN INVESTMENTS MUTUAL FUNDSNUVEEN INVESTMENTS EQUITY FUNDS

                        Annual Report  For investors seeking long-term capital appreciation.
                  dated July 31, 2006

                                    [GRAPHIC]


[GRAPHIC]



                           Nuveen Investments
                           Equity Funds

                           Nuveen Tradewinds International Value Fund
                           Nuveen Tradewinds Global All-Cap Fund
                           Nuveen Rittenhouse Growth Fund

[LOGO] NUVEEN
       Investments

                                    [GRAPHIC]



NOW YOU CAN RECEIVE YOUR
NUVEEN INVESTMENTS FUND REPORTS FASTER.

NO MORE WAITING.
SIGN UP TODAY TO RECEIVE NUVEEN INVESTMENTS FUND INFORMATION BY
E-MAIL.
It only takes a minute to sign up for E-Reports. Once enrolled, you'll receive an e-mail as soon as your Nuveen Investments Fund information is ready -- no more waiting for delivery by regular mail. Just click on the link within the e-mail to see the report, and save it on your computer if your wish.

[LOGO] DELIVERY DIRECT TO
       YOUR E-MAIL INBOX

IT'S FAST, EASY & FREE:
www.investordelivery.com
if you get your Nuveen Investments Fund dividends and statements from your financial advisor or brokerage account.

(Be sure to have the address sheet that accompanied this report handy. You'll need it to complete the enrollment process.)
                                                                             OR
www.nuveen.com/accountaccess
if you get your Nuveen Investments Fund dividends and statements directly from Nuveen Investments.
[LOGO] NUVEEN
       Investments

                                                  ------------------------------
  Must be preceded by or accompanied by a prospectus.
                            NOT FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE

[PHOTO]

Timothy R. Schwertfeger

Dear Shareholder,

Detailed information on your Fund's performance can be found in the Portfolio Managers' Comments and Fund Spotlight sections of this report. The Nuveen Tradewinds International Value Fund and Nuveen Tradewinds Global All-Cap Fund feature portfolio management by Tradewinds NWQ Global Investors, LLC, while the Nuveen Rittenhouse Growth Fund is sub-advised by Rittenhouse Asset Management, Inc. I urge you to take the time to read the portfolio managers' comments.

With the recent volatility in the market, many have begun to wonder which way the market is headed, and whether they need to adjust their holdings of investments. No one knows what the future will bring, which is why we think a well-balanced portfolio that is structured and carefully monitored with the help of an investment professional is an important component in achieving your long-term financial goals. A well-diversified portfolio may actually help to reduce your overall investment risk, and we believe that investments like your Nuveen Investments Fund can be important building blocks in a portfolio crafted to perform well through a variety of market conditions.

Since 1898, Nuveen Investments has offered financial products and solutions that incorporate careful research, diversification, and the application of conservative risk-management principles. We are grateful that you have chosen us as a partner as you pursue your financial goals. We look forward to continuing to earn your trust in the months and years ahead.

Sincerely,
/s/ Timothy R. Schwertfeger
Timothy R. Schwertfeger
Chairman of the Board

September 15, 2006



       "No one knows what the future will bring, which is why we think a well-balanced portfolio ... is an important component in achieving your long-term financial goals."


                             Annual Report  Page 1

  Portfolio Managers' Comments

  The Nuveen Tradewinds International Value Fund and Nuveen Tradewinds Global All-Cap Fund feature portfolio management by Tradewinds NWQ Global Investors, LLC (Tradewinds), of which Nuveen Investments, Inc. owns a controlling interest. In the following discussion portfolio managers Paul Hechmer and Dave Iben offer their thoughts on general economic and market conditions and the performance of the Funds during the 12-month period ended July 31, 2006. Paul, a managing director of Tradewinds, is the portfolio manager for the Nuveen Tradewinds International Value Fund while Dave, Chief Investment Officer of Tradewinds, is the portfolio manager for the Nuveen Tradewinds Global All-Cap Fund.

  On March 1, 2006, NWQ Investment Management Company, LLC (NWQ), sub-adviser to the Nuveen NWQ mutual funds, reorganized into two distinct entities: NWQ and Tradewinds. Tradewinds specializes in international, global all-cap, and small-mid cap value equity strategies and has assumed the sub-advisory responsibilities for the Nuveen NWQ International Value Fund and Nuveen NWQ Global All-Cap Fund. Effective June 30, 2006, the Nuveen NWQ International Value Fund and Nuveen NWQ Global All-Cap Fund changed their names to Nuveen Tradewinds International Value Fund and Nuveen Tradewinds Global All-Cap Fund. There have been no changes in the Funds' portfolio management personnel, investment objectives, policies, or day-to-day portfolio management practices.

--------------------------------------------------------------------------------

What economic and market factors influenced the Funds' performance during the 12 months ended July 31, 2006?

During the first part of the period -- roughly between August 2005 and early May 2006 -- stocks around the world gained substantial ground, especially during the last quarter of 2005. However, equity performance was significantly more volatile during the final three months of the reporting period, leading to a broad sell-off, even among emerging market and small-cap stocks -- two sources of particularly strong results in recent years. However, overall, stock markets around the world finished the period with healthy gains, beating U.S. equities. Japanese stocks did very well, outperforming their European counterparts thanks to a wide variety of favorable developments -- including the landslide reelection of Prime Minister Koizumi, whose platform of financial reform has led to increased optimism about Japan's economy. Global equities also benefited from many of the same trends driving U.S. stock prices, including still-attractive valuations and strong corporate profit growth.

How did the Funds perform during the reporting period?

The table on the next page provides performance information for both Funds (Class A shares at net asset value) for the period ended July 31, 2006. The table also compares the Funds' performance to appropriate benchmarks. A more detailed account of each Funds' relative performance is provided later in the report.

Nuveen Tradewinds International Value Fund

The one year performance of the Class A shares at net asset value for the Nuveen Tradewinds International Value Fund performed very well in absolute terms, although its returns lagged its benchmarks, the MSCI EAFE Index and MSCI EAFE Value Index and its peer group, the Lipper International Multi-Cap Value Funds Index.

Relative to the MSCI EAFE Index, the Fund was helped by its exposure to the strong-performing Japanese market. However, an overweighting there was not enough to make up for our relative underweighting of highly leveraged Japanese

--------------------------------------------------------------------------------
The views expressed reflect those of the portfolio managers and are subject to change at any time, based on market and other conditions.

                             Annual Report  Page 2

Class A Shares
Average Annual Total Returns
as of 7/31/06
--------------------------------------------------------------------------------

                                                Average Annual
                                           ------------------------
                                                              Since
                                           1-Year 5-Year inception*
                                           ------ ------ ----------
            Nuveen Tradewinds
              International Value Fund**
             A Shares at NAV               18.88% 13.63%      6.71%
             A Shares at Offer             12.05% 12.29%      5.75%
            Lipper International Multi-Cap
              Value Funds Index/1/         24.64% 13.05%      7.77%
            MSCI EAFE Index/2/             24.01% 10.64%      2.72%
            MSCI EAFE Value Index/3/       25.18% 12.49%      6.75%
            -------------------------------------------------------
            Nuveen Tradewinds Global
              All-Cap Fund
             A Shares at NAV                   NA     NA      4.00%
             A Shares at Offer                 NA     NA     -1.98%
            Lipper Global Multi-Cap Value
              Funds Index/4/                   NA     NA     -0.80%
            MSCI ACWI/5/                       NA     NA     -0.11%
            -------------------------------------------------------

Returns quoted represent past performance, which is no guarantee of future results. Returns at NAV would be lower if the sales charge were included. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Class A shares have a 5.75% maximum sales charge. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. For the most recent month-end performance, visit www.nuveen.com or call (800) 257-8787.

financial and real estate stocks, which performed well despite our skepticism about their long-term valuation prospects. Another negative was a significant overweighting in the telecommunications sector, which lagged in response to investors' concerns about the companies' short-term growth potential. On the positive side, the Fund's allocation to materials stocks was very profitable, as many of our holdings in this area benefited from rising commodity prices.

The materials sector was one area of significant emphasis during the past year. Most of our exposure to this part of the market was in the mining sector, which included many companies trading at what we believed were very attractive prices relative to their liquidation values -- in other words, the value of the companies' assets in the ground. Many of our large positions were in gold mining companies, such as Barrick Gold, based in Toronto and the fund's largest holding at period end, and Lihir Gold, which operates in Papua New Guinea. Similarly, we found opportunities in platinum mining companies such as Impala Platinum Holdings (South Africa) and Lonmin (United Kingdom), as well as a variety of copper, diversified mining, and paper stocks.

A second area of emphasis was the telecommunications sector, which until recently

--------------------------------------------------------------------------------

*The since inception date for the Nuveen Tradewinds International Value Fund is 12/20/99, and for the Nuveen Tradewinds Global All-Cap Fund it is 3/27/06. Returns for the Nuveen Tradewinds Global All-Cap Fund are cumulative.
**Effective October 7, 2002, based upon the determination of the Fund's Board of Trustees and a shareholder vote, the Fund's sub-adviser and primary investment strategy were changed. The Fund also changed its name from Nuveen International Growth Fund to the Nuveen NWQ International Value Fund. On March 1, 2006, Tradewinds assumed all of the subadvisory responsibilities for the Fund. Effective June 30, 2006, the Fund changed its name from Nuveen NWQ International Value Fund to Nuveen Tradewinds International Value Fund. There have been no changes in the Funds' portfolio management personnel, investment objectives, policies, or day-to-day portfolio management practices.
1The Lipper International Multi-Cap Value Funds Index is a managed index that represents the average annualized returns of the 30 largest funds in the Lipper International Multi-Cap Value Funds category. The since inception data for the index represents returns for the period 12/31/99 - 7/31/06, as returns for the index are calculated on a calendar month basis. The returns assume reinvestment of dividends, but do not reflect any applicable sales charges. You cannot invest directly in an index.
2The MSCI EAFE Index is an unmanaged index comprised of a capitalization-weighted sampling of the companies listed on the stock exchanges of 21 countries, excluding the U.S. and Canada. Since inception data for the index is as of 12/31/99 as the returns for the index are calculated on a calendar-month basis. The index returns assume reinvestment of dividends and do not reflect any applicable sales charges. You cannot invest directly in an index.
3The MSCI EAFE Value Index is an unmanaged index comprised of a capitalization-weighted sampling of companies which are considered to be value stocks that are listed on the stock exchanges of 21 countries, excluding the U.S. and Canada. Since inception data for the index is as of 12/31/99 as the returns for the index are calculated on a calendar-month basis. The index returns assume reinvestment of dividends and do not reflect any applicable sales charges. You cannot invest directly in an index.
4The Lipper Global Multi-Cap Value Funds Index is a managed index that represents the average annualized returns of the 10 largest funds in the Lipper Global Multi-Cap Value Funds category. The since inception data for the index represents returns for the period 3/31/06 - 7/31/06, as returns for the index are calculated on a calendar month basis. The returns assume reinvestment of dividends, but do not reflect any applicable sales charges. You cannot invest directly in an index.
5The MSCI ACWI (All Country World Index) is a free-float adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets. Since inception data for the index is as of 3/31/06 as the returns for the index are calculated on a calendar-month basis. The index returns assume reinvestment of dividends and do not reflect any applicable sales charges. You cannot invest directly in an index.


                             Annual Report  Page 3
was weighed down by a variety of investor concerns, including greater competition, a potential market shift to low-cost Internet telephone calling, and mobile number portability. However, we identified a number of attractively valued telecom companies offering favorable cash flows and dividend yields. As the period progressed, our telecom holdings began to recover nicely, and we are hopeful that the market may finally be coming to share our assessment of these stocks' value. One area we continued to underweight was the financial sector. Many companies in this part of the market are very highly leveraged, and in our view, they did not warrant investment at current valuations. Although we believe that we have taken a prudent long-term investment stance, our underweighting detracted from the Fund's performance during the period.

Materials stocks generally have benefited from worldwide economic growth and rising commodity prices. For most of the past 12 months, many of our individual materials holdings were very strong performers. Particular standouts were platinum miners Lonmin and Impala; gold miner Lihir; and Falconbridge, a Canadian copper and nickel mining company. During the period, we sold a portion of our materials holdings and reallocated the proceeds into other materials names that we believed offer better future value potential.

The Fund also benefited from some of our Japanese positions, especially longtime portfolio holding Nintendo. This electronic gaming company was very profitable during the period, benefiting from better-than-expected sales of portable handheld game devices. We sold much of our stake in Nintendo as the company reached what we considered its fair value.

In consumer discretionary, we lost significant ground with our holdings in Premiere, a German pay-television company that fell sharply after losing the live broadcast rights to German soccer league games. However, we believe that the winning bidder significantly overpaid for these rights, and that Premiere is still well positioned with many of its other broadcast contracts. Another detractor was Takefuji, which fell on negative news weighing on the entire consumer finance industry in Japan. We continued to maintain our large weighting in Takefuji because of its strong market position, its healthy dividend yield, and what we believed was a very attractive valuation. A third laggard was Northern Foods, a United Kingdom-based food manufacturing company whose shares performed very poorly after the company revised its earnings outlook downward. We sold our stake in Northern Foods because we anticipated further valuation declines as the company's fundamentals deteriorated.

Nuveen Tradewinds Global All-Cap Fund

Since the Nuveen Tradewinds Global All-Cap Fund's inception in late March 2006 through fiscal year end on July 31, 2006, the Fund's total return on A shares at NAV outperformed the Lipper Global Multi-Cap Value Index and MSCI All Country World Index.

The Fund's investments consisted of holdings from a geographically diverse group of developed and emerging countries. Despite the overall drop in the U.S. stock market for the period, holdings from U.S. companies were the largest single country contributor to positive performance and were led by Agco Corp. and Chevron. Agco Corp., a manufacturer and distributor of agricultural equipment, performed well as the agricultural industry started to work its way out of a cyclical bottom. Chevron benefited from the worldwide increase in crude oil and gasoline prices.

Conversely, the Fund's holdings in companies from South Korea proved challenging even though they represented a cross section of industries. Technology manufacturer Samsung SDI, telecommunications provider KT Corp. and integrated electric utility Korea Electric Power each provided negative returns. Korea Electric Power has, however, been a holding in other Tradewinds



                             Annual Report  Page 4
portfolios and one of the strongest performers in recent years.

The Utilities sector was the Fund's best performing sector for the period and included holdings from Brazil, Portugal, South Korea and the U.S. Gains were led by Brazil's Companhia de Saneamento Basico do Estado de Sao Paulo, one of the largest water and sewage service providers in the world based on the number of customers.

The Materials sector contributed significantly to portfolio performance for the period and performance was enhanced by the Fund's heavily overweight position. Mining companies within the gold industry performed particularly well as worldwide demand for commodities continued to increase. Several of the Fund's gold mining company investments, notably Lihir Gold, Bema Gold and Barrick Gold, registered healthy gains and benefited from a significant increase in the price of gold, inclusive of May-June's sharp gold price correction. Another sector holding, Apex Silver Mines Limited, disappointed due to concern that Bolivia, the location of its principal silver mining project, may nationalize its mining industry. Despite its disappointment over the past few months, we continue to believe that Apex Silver is an attractive long-term investment. Information Technology was the Fund's worst performing sector. The impact to overall Fund performance, however, was limited as the Fund's technology exposure was significantly underweighted in comparison to its benchmark. Microsoft, the largest holding within this sector, tumbled over ten percent in April after the company unexpectedly announced cost increases related to its MSN Internet development.





                             Annual Report  Page 5

     Growth of an Assumed $10,000 Investment

     Nuveen Tradewinds International Value Fund

                                    [CHART]

                Nuveen         Nuveen                                Lipper
              Tradewinds      Tradewinds      MSCI                International
             International  International     EAFE       MSCI       Multi-Cap
              Value Fund     Value Fund       Value      EAFE      Value Funds
                 (NAV)         (Offer)        Index      Index       Index
             -------------  -------------   ---------   -------   -------------
12/31/1999      $10,000       $ 9,425        $10,000    $10,000      $10,000
 1/31/2000       10,018         9,442          9,286      9,365        9,301
 2/29/2000       12,503        11,785          9,247      9,617        9,246
 3/31/2000       11,942        11,255          9,810      9,990        9,657
 4/30/2000       10,786        10,166          9,429      9,465        9,417
 5/31/2000        9,868         9,301          9,544      9,234        9,440
 6/30/2000       10,664        10,050          9,947      9,595        9,984
 7/31/2000       10,476         9,874          9,719      9,193        9,742
 8/31/2000       11,061        10,425          9,788      9,273        9,782
 9/30/2000       10,704        10,089          9,492      8,821        9,383
10/31/2000        9,932         9,361          9,485      8,613        9,254
11/30/2000        9,265         8,732          9,209      8,290        9,205
12/31/2000        9,754         9,193          9,685      8,584        9,666
 1/31/2001        9,379         8,840          9,702      8,580        9,773
 2/28/2001        8,699         8,198          9,215      7,936        9,407
 3/31/2001        7,853         7,402          8,623      7,407        8,796
 4/30/2001        8,365         7,884          9,230      7,922        9,316
 5/31/2001        8,036         7,574          8,948      7,642        9,171
 6/30/2001        7,643         7,204          8,646      7,330        9,009
 7/31/2001        7,410         6,984          8,537      7,196        8,858
 8/31/2001        7,360         6,937          8,479      7,014        8,831
 9/30/2001        6,583         6,205          7,569      6,304        7,775
10/31/2001        6,734         6,347          7,666      6,465        7,969
11/30/2001        7,118         6,709          7,843      6,704        8,268
12/31/2001        7,173         6,760          7,891      6,743        8,394
 1/31/2002        6,931         6,532          7,478      6,385        8,167
 2/28/2002        7,027         6,622          7,484      6,430        8,294
 3/31/2002        7,314         6,894          8,044      6,808        8,750
 4/30/2002        7,196         6,782          8,069      6,822        8,919
 5/31/2002        7,227         6,812          8,252      6,909        9,142
 6/30/2002        7,063         6,657          7,813      6,634        8,739
 7/31/2002        6,373         6,007          7,103      5,979        7,914
 8/31/2002        6,300         5,938          7,124      5,965        7,881
 9/30/2002        5,715         5,387          6,220      5,325        6,965
10/31/2002        5,816         5,481          6,537      5,611        7,286
11/30/2002        6,264         5,903          6,938      5,865        7,708
12/31/2002        6,254         5,895          6,636      5,668        7,452
 1/31/2003        6,172         5,817          6,409      5,432        7,239
 2/28/2003        5,999         5,654          6,253      5,307        7,019
 3/31/2003        5,907         5,567          6,076      5,203        6,815
 4/30/2003        6,332         5,968          6,739      5,713        7,584
 5/31/2003        6,940         6,541          7,204      6,060        8,102
 6/30/2003        7,036         6,631          7,427      6,206        8,337
 7/31/2003        7,314         6,894          7,688      6,356        8,643
 8/31/2003        7,652         7,212          7,917      6,510        8,897
 9/30/2003        7,977         7,518          8,138      6,710        9,034
10/31/2003        8,388         7,906          8,683      7,128        9,594
11/30/2003        8,603         8,108          8,867      7,286        9,794
12/31/2003        9,085         8,563          9,642      7,855       10,480
 1/31/2004        9,118         8,593          9,727      7,966       10,653
 2/29/2004        9,417         8,876          9,992      8,150       10,881
 3/31/2004        9,657         9,102         10,096      8,196       10,981
 4/30/2004        9,399         8,858          9,889      8,011       10,729
 5/31/2004        9,431         8,889          9,955      8,027       10,735
 6/30/2004        9,777         9,215         10,281      8,214       11,002
 7/31/2004        9,597         9,045         10,027      7,947       10,694
 8/31/2004        9,707         9,149         10,102      7,982       10,752
 9/30/2004       10,035         9,458         10,380      8,190       11,042
10/31/2004       10,491         9,888         10,740      8,469       11,480
11/30/2004       11,242        10,596         11,467      9,048       12,206
12/31/2004       11,648        10,978         11,987      9,445       12,778
 1/31/2005       11,346        10,694         11,822      9,272       12,644
 2/28/2005       11,899        11,215         12,369      9,673       13,180
 3/31/2005       11,606        10,939         12,051      9,430       12,814
 4/30/2005       11,328        10,676         11,718      9,208       12,473
 5/31/2005       11,272        10,624         11,696      9,213       12,485
 6/30/2005       11,528        10,865         11,912      9,335       12,665
 7/31/2005       11,807        11,128         12,280      9,622       13,128
 8/31/2005       12,187        11,487         12,549      9,865       13,550
 9/30/2005       12,665        11,937         13,138     10,304       14,039
10/31/2005       12,326        11,617         12,730     10,004       13,596
11/30/2005       12,693        11,963         13,111     10,249       13,951
12/31/2005       13,158        12,401         13,640     10,725       14,609
 1/31/2006       13,910        13,110         14,474     11,384       15,532
 2/28/2006       13,587        12,806         14,574     11,359       15,570
 3/31/2006       14,101        13,290         14,973     11,734       16,166
 4/30/2006       14,703        13,858         15,722     12,294       16,984
 5/31/2006       14,199        13,382         15,166     11,817       16,269
 6/30/2006       13,909        13,109         15,144     11,816       16,206
 7/31/2006       14,036        13,229         15,373     11,933       16,363



================================================================================

     Nuveen Tradewinds Global All-Cap Fund

                                    [CHART]

                Nuveen           Nuveen
              Tradewinds       Tradewinds       Lipper Global       MSCI All
            Global All-Cap   Global All-Cap    Multi-Cap Value   Country World
             Fund (NAV)       Fund (Offer)       Funds Index         Index
            --------------   --------------    ---------------   -------------
 3/31/2006     $10,000           $9,425            $10,000          $10,000
 4/30/2006      10,535            9,929             10,315           10,333
 5/31/2006      10,271            9,680              9,909            9,926
 6/30/2006      10,316            9,723              9,889            9,922
 7/31/2006      10,396            9,798              9,920            9,989



The graph does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of shares.

The index comparisons show the change in value of a $10,000 investment in the Class A shares of the Nuveen Funds compared with the corresponding indexes. The Lipper International Multi-Cap Value Funds Index is a managed index that represents the average annualized returns of the 30 largest funds in the Lipper International Multi-Cap Value Funds category. The Morgan Stanley Capital International (MSCI) EAFE (Europe, Australasia, Far East) Value Index is an unmanaged index comprised of a capitalization-weighted sampling of companies which are considered to be value stocks that are listed on the stock exchanges of 21 countries, excluding the U.S. and Canada. The MSCI EAFE Index is an unmanaged index comprised of a capitalization-weighted sampling of the companies listed on the stock exchanges of 21 countries, excluding the U.S. and Canada. The Lipper Global Multi-Cap Value Funds Index is a managed index that represents the average annualized returns of the 10 largest funds in the Lipper Global Multi-Cap Value Funds category. The MSCI ACWI (All Country World Index) is a free-float adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets. The index returns assume reinvestment of dividends and do not reflect any initial or ongoing expenses. You cannot invest directly in an index. The Nuveen Investments Funds' returns include reinvestment of all dividends and distributions, and the Funds' returns at the offer price depicted in the chart reflects the initial maximum sales charge applicable to A shares (5.75%) and all ongoing Fund expenses. The performance data quoted represents past performance, which is not indicative of future results. Current performance may be lower or higher than the performance shown.


                             Annual Report  Page 6

  Fund Spotlight as of 7/31/06        Nuveen Tradewinds International Value Fund

================================================================================

               Quick Facts
                              A Shares B Shares C Shares R Shares
               --------------------------------------------------
               NAV              $30.05   $28.98   $29.00   $30.19
               --------------------------------------------------
               Inception Date 12/20/99 12/20/99 12/20/99 12/20/99
               --------------------------------------------------

Effective October 7, 2002, based upon the determination of the Fund's Board of Trustees and a shareholder vote, the Fund's sub-adviser and primary investment strategy were changed. The Fund also changed its name from Nuveen International Growth Fund to the Nuveen NWQ International Value Fund. On March 1, 2006, Tradewinds NWQ Global Investors, LLC assumed all of the sub-advisory responsibilities for the Fund. Effective June 30, 2006, the name of the Fund changed from Nuveen NWQ International Value Fund to Nuveen Tradewinds International Value Fund. There have been no changes in the Fund's portfolio management personnel, investment objectives, policies, or day-to-day portfolio management practices.

Returns quoted represent past performance which is no guarantee of future results. Returns without sales charges would be lower if the sales charge were included. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Fund returns assume reinvestment of dividends and capital gains. Class A shares have a 5.75% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that for redemptions begins at 5% and declines periodically until after 6 years when the charge becomes 0%. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return. Class R shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors. Returns may reflect a voluntary expense limitation by the Fund's investment adviser which may be modified or discontinued at any time without notice.

                        Average Annual Total Returns as of 7/31/06

                        A Shares                 NAV      Offer
                        ------------------------------------------
                        1-Year                18.88%     12.05%
                        ------------------------------------------
                        5-Year                13.63%     12.29%
                        ------------------------------------------
                        Since Inception        6.71%      5.75%
                        ------------------------------------------

                        B Shares            w/o CDSC     w/CDSC
                        ------------------------------------------
                        1-Year                18.00%     14.00%
                        ------------------------------------------
                        5-Year                12.66%     12.53%
                        ------------------------------------------
                        Since Inception        5.83%      5.83%
                        ------------------------------------------

                        C Shares                 NAV
                        ------------------------------------------
                        1-Year                17.98%
                        ------------------------------------------
                        5-Year                12.67%
                        ------------------------------------------
                        Since Inception        5.84%
                        ------------------------------------------

                        R Shares                 NAV
                        ------------------------------------------
                        1-Year                19.14%
                        ------------------------------------------
                        5-Year                13.78%
                        ------------------------------------------
                        Since Inception        6.88%
                        ------------------------------------------

                 Top Five Common Stock Holdings/1/
                 Barrick Gold Corporation                  4.4%
                 ----------------------------------------------
                 KT Corporation, Sponsored ADR             4.0%
                 ----------------------------------------------
                 Chunghwa Telecom Co., Ltd., Sponsored ADR 3.9%
                 ----------------------------------------------
                 Telecom Italia S.p.A.                     3.7%
                 ----------------------------------------------
                 Takefuji Corporation                      3.2%
                 ----------------------------------------------

                        Average Annual Total Returns as of 6/30/06

                        A Shares                 NAV      Offer
                        ------------------------------------------
                        1-Year                20.66%     13.74%
                        ------------------------------------------
                        5-Year                12.72%     11.39%
                        ------------------------------------------
                        Since Inception        6.65%      5.68%
                        ------------------------------------------

                        B Shares            w/o CDSC     w/CDSC
                        ------------------------------------------
                        1-Year                19.70%     15.70%
                        ------------------------------------------
                        5-Year                11.75%     11.62%
                        ------------------------------------------
                        Since Inception        5.77%      5.77%
                        ------------------------------------------

                        C Shares                 NAV
                        ------------------------------------------
                        1-Year                19.73%
                        ------------------------------------------
                        5-Year                11.77%
                        ------------------------------------------
                        Since Inception        5.78%
                        ------------------------------------------

                        R Shares                 NAV
                        ------------------------------------------
                        1-Year                20.92%
                        ------------------------------------------
                        5-Year                12.88%
                        ------------------------------------------
                        Since Inception        6.83%
                        ------------------------------------------

Portfolio Allocation/1/

                                    [CHART]

Common Stocks                     94.9%
Short-Term Investments             5.1%


          Portfolio Statistics
          Net Assets ($000)                                  $721,708
          -----------------------------------------------------------
          Number of Common Stocks                                  54
          -----------------------------------------------------------
          Expense Ratio/2/                                      1.63%
          -----------------------------------------------------------

--------------------------------------------------------------------------------
1As a percentage of total holdings as of July 31, 2006. Holdings are subject to change.
2Class A shares after credit/reimbursement for the twelve months ended July 31, 2006.

                             Annual Report  Page 7

  Fund Spotlight as of 7/31/06        Nuveen Tradewinds International Value Fund

================================================================================

                          Country Allocation/1/
                          Japan                  23.5%
                          ----------------------------
                          United Kingdom         12.9%
                          ----------------------------
                          Canada                  9.5%
                          ----------------------------
                          Italy                   9.5%
                          ----------------------------
                          South Korea             7.8%
                          ----------------------------
                          France                  4.6%
                          ----------------------------
                          Netherlands             4.2%
                          ----------------------------
                          Taiwan                  3.9%
                          ----------------------------
                          Finland                 3.7%
                          ----------------------------
                          South Africa            3.2%
                          ----------------------------
                          Australia               3.0%
                          ----------------------------
                          Germany                 3.0%
                          ----------------------------
                          Belgium                 2.8%
                          ----------------------------
                          Cayman Islands          1.4%
                          ----------------------------
                          Papua New Guinea        1.0%
                          ----------------------------
                          Switzerland             0.9%
                          ----------------------------
                          Short-Term Investments  5.1%
                          ----------------------------


                  Industries/1/
                  Metals & Mining                        19.1%
                  --------------------------------------------
                  Diversified Telecommunication Services 16.4%
                  --------------------------------------------
                  Oil, Gas & Consumable Fuels             8.7%
                  --------------------------------------------
                  Electric Utilities                      4.7%
                  --------------------------------------------
                  Consumer Finance                        4.1%
                  --------------------------------------------
                  Paper & Forest Products                 3.7%
                  --------------------------------------------
                  Electronic Equipment & Instruments      3.1%
                  --------------------------------------------
                  Media                                   3.0%
                  --------------------------------------------
                  Auto Components                         2.9%
                  --------------------------------------------
                  Software                                2.8%
                  --------------------------------------------
                  Commercial Services & Supplies          2.7%
                  --------------------------------------------
                  Leisure Equipment & Products            2.7%
                  --------------------------------------------
                  Wireless Telecommunication Services     2.5%
                  --------------------------------------------
                  Personal Products                       2.0%
                  --------------------------------------------
                  Multi-Utilities                         2.0%
                  --------------------------------------------
                  Short-Term Investments                  5.1%
                  --------------------------------------------
                  Other                                  14.5%
                  --------------------------------------------

1As a percentage of total holdings as of July 31, 2006. Holdings are subject to change.

--------------------------------------------------------------------------------
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the period.

The information under "Actual Performance," together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period" to estimate the expenses incurred on your account during this period.

The information under "Hypothetical Performance," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                 Hypothetical Performance
                                            Actual Performance                  (5% return before expenses)
                                  --------------------------------------- ---------------------------------------

                                   A Shares  B Shares  C Shares  R Shares  A Shares  B Shares  C Shares  R Shares
-----------------------------------------------------------------------------------------------------------------
Beginning Account Value (2/01/06) $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
-----------------------------------------------------------------------------------------------------------------
Ending Account Value (7/31/06)    $1,009.10 $1,005.20 $1,005.20 $1,010.00 $1,016.36 $1,012.79 $1,012.69 $1,017.60
-----------------------------------------------------------------------------------------------------------------
Expenses Incurred During Period   $    8.47 $   12.03 $   12.13 $    7.23 $    8.50 $   12.08 $   12.18 $    7.25
-----------------------------------------------------------------------------------------------------------------

For each class of the Fund, expenses are equal to the Fund's annualized expense ratio of 1.70%, 2.42%, 2.44% and 1.45% for Classes A, B, C and R, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                             Annual Report  Page 8

--------------------------------------------------------------------------------
  Fund Spotlight as of 7/31/06             Nuveen Tradewinds Global All-Cap Fund

================================================================================

               Quick Facts
                              A Shares B Shares C Shares R Shares
               --------------------------------------------------
               NAV              $20.80   $20.74   $20.75   $20.81
               --------------------------------------------------
               Inception Date  3/27/06  3/27/06  3/27/06  3/27/06
               --------------------------------------------------

On March 1, 2006, Tradewinds NWQ Global Investors, LLC assumed all of the sub-advisory responsibilities for the Fund. Effective June 30, 2006, the name of the Fund changed from Nuveen NWQ Global All-Cap Fund to Nuveen Tradewinds Global All-Cap Fund. There have been no changes in the Fund's portfolio management personnel, investment objectives, policies, or day-to-day portfolio management practices.

Returns quoted represent past performance which is no guarantee of future results. Returns without sales charges would be lower if the sales charge were included. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Fund returns assume reinvestment of dividends and capital gains. Class A shares have a 5.75% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that for redemptions begins at 5% and declines periodically until after 6 years when the charge becomes 0%. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year. Class R shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors. Returns may reflect a voluntary expense limitation by the Fund's investment adviser which may be modified or discontinued at any time without notice.

                        Cumulative Total Returns as of 7/31/06

                        A Shares                NAV    Offer
                        --------------------------------------
                        Since Inception       4.00%   -1.98%
                        --------------------------------------

                        B Shares           w/o CDSC   w/CDSC
                        --------------------------------------
                        Since Inception       3.70%   -1.30%
                        --------------------------------------

                        C Shares                NAV   w/CDSC
                        --------------------------------------
                        Since Inception       3.75%    2.75%
                        --------------------------------------

                        R Shares                NAV
                        --------------------------------------
                        Since Inception       4.10%
                        --------------------------------------

                 Top Five Common Stock Holdings/1/
                 Barrick Gold Corporation                 3.9%
                 ---------------------------------------------
                 Tyson Foods, Inc., Class A               3.7%
                 ---------------------------------------------
                 AngloGold Ashanti Limited, Sponsored ADR 3.6%
                 ---------------------------------------------
                 AGCO Corporation                         3.4%
                 ---------------------------------------------
                 Apex Silver Mines Limited                3.3%
                 ---------------------------------------------

                        Cumulative Total Returns as of 6/30/06

                        A Shares                NAV    Offer
                        --------------------------------------
                        Since Inception       3.20%   -2.73%
                        --------------------------------------

                        B Shares           w/o CDSC   w/CDSC
                        --------------------------------------
                        Since Inception       3.00%   -2.00%
                        --------------------------------------

                        C Shares                NAV   w/CDSC
                        --------------------------------------
                        Since Inception       3.05%    2.05%
                        --------------------------------------

                        R Shares                NAV
                        --------------------------------------
                        Since Inception       3.30%
                        --------------------------------------

Portfolio Allocation/1/

                                    [CHART]

Common Stocks                     85.0%
Short-Term Investments            15.0%


           Portfolio Statistics
           Net Assets ($000)                                  $73,368
           ----------------------------------------------------------
           Number of Common Stocks                                 56
           ----------------------------------------------------------
           Expense Ratio/2/                                     1.47%
           ----------------------------------------------------------

--------------------------------------------------------------------------------
1As a percentage of total holdings as of July 31, 2006. Holdings are subject to change.
2Class A shares after credit/reimbursement for the period March 27, 2006
 (commencement of operations) through July 31, 2006.

                            Annual Report l Page 9

  Fund Spotlight as of 7/31/06             Nuveen Tradewinds Global All-Cap Fund

================================================================================

                          Country Allocation/1/
                          United States          39.9%
                          ----------------------------
                          Canada                 11.2%
                          ----------------------------
                          Japan                   5.5%
                          ----------------------------
                          South Korea             5.3%
                          ----------------------------
                          South Africa            4.0%
                          ----------------------------
                          Cayman Islands          3.3%
                          ----------------------------
                          France                  3.2%
                          ----------------------------
                          Papua New Guinea        2.4%
                          ----------------------------
                          Russia                  1.9%
                          ----------------------------
                          United Kingdom          1.9%
                          ----------------------------
                          Brazil                  1.8%
                          ----------------------------
                          Germany                 1.5%
                          ----------------------------
                          Taiwan                  1.5%
                          ----------------------------
                          Portugal                0.8%
                          ----------------------------
                          Greece                  0.4%
                          ----------------------------
                          Mexico                  0.4%
                          ----------------------------
                          Short-Term Investments 15.0%
                          ----------------------------


                  Industries/1/
                  Metals & Mining                        23.5%
                  --------------------------------------------
                  Food Products                           8.6%
                  --------------------------------------------
                  Electric Utilities                      8.5%
                  --------------------------------------------
                  Diversified Telecommunication Services  5.1%
                  --------------------------------------------
                  Oil, Gas & Consumable Fuels             3.6%
                  --------------------------------------------
                  Media                                   3.4%
                  --------------------------------------------
                  Machinery                               3.4%
                  --------------------------------------------
                  Road & Rail                             2.8%
                  --------------------------------------------
                  Paper & Forest Products                 2.6%
                  --------------------------------------------
                  Electronic Equipment & Instruments      2.5%
                  --------------------------------------------
                  Commercial Services & Supplies          2.0%
                  --------------------------------------------
                  Energy Equipment & Services             1.9%
                  --------------------------------------------
                  Water Utilities                         1.8%
                  --------------------------------------------
                  Software                                1.8%
                  --------------------------------------------
                  Short-Term Investments                 15.0%
                  --------------------------------------------
                  Other                                  13.5%
                  --------------------------------------------

1As a percentage of total holdings as of July 31, 2006. Holdings are subject to change.

--------------------------------------------------------------------------------
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Since the expense examples below reflect only the first 126 days of the Fund's operations they may not provide a meaningful understanding of the Fund's ongoing expenses.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the period.

The information under "Actual Performance," together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period" to estimate the expenses incurred on your account during this period.

The information under "Hypothetical Performance," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                 Hypothetical Performance
                                            Actual Performance                  (5% return before expenses)
                                  --------------------------------------- ---------------------------------------

                                   A Shares  B Shares  C Shares  R Shares  A Shares  B Shares  C Shares  R Shares
-----------------------------------------------------------------------------------------------------------------
Beginning Account Value (3/27/06) $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
-----------------------------------------------------------------------------------------------------------------
Ending Account Value (7/31/06)    $1,040.00 $1,037.00 $1,037.50 $1,041.00 $1,012.19 $1,009.42 $1,009.42 $1,012.88
-----------------------------------------------------------------------------------------------------------------
Expenses Incurred During Period   $    5.18 $    7.98 $    7.98 $    4.47 $    5.11 $    7.87 $    7.87 $    4.41
-----------------------------------------------------------------------------------------------------------------

For each class of the Fund, expenses are equal to the Fund's annualized expense ratio of 1.47%, 2.27%, 2.27% and 1.27% for Classes A, B, C and R, respectively, multiplied by the average account value over the period, multiplied by 126/365 (to reflect the 126 days in the period since the Fund's Commencement of Operations).

                            Annual Report  Page 10

  Portfolio Manager's Comments

  We recently spoke with Robert Norton, Jr., CFA, co-portfolio manager of the Nuveen Rittenhouse Growth Fund. Rob is a Vice President with Rittenhouse Asset Management, Inc., an affiliate of Nuveen Investments, Inc. Rob offered his thoughts on general economic and market conditions and the performance of the Fund for the 12-month period ended July 31, 2006.

--------------------------------------------------------------------------------


How would you describe the economic and market backdrop of the past year?

Investors encountered a variety of sources of uncertainty and risk. The overriding factor influencing stock market performance was the Federal Reserve Board's interest rate policy. The Fed sought to contain inflation while still maintaining an environment of economic growth. For much of the period, investors were hopeful that a moderating economy would keep inflation manageable, in turn allowing the Fed to pause its series of short-term interest rate hikes. However, inflation, led by rapidly rising energy prices, rose generally faster than expected, and the Fed opted to raise rates by 0.25% at each of its eight meetings during the period. (Editor's note: After the period closed, the Fed declined to raise rates at its August 2006 meeting -- the first time in more than two years that it did so.) At period end, the federal funds rate stood at 5.25%, up from 3.25% a year earlier.

The uncertainty about interest rates along with the negative economic effects of rising energy costs were significant drivers of the equity market during the period, which consisted of two very different environments for growth stocks. Between August 2005 and January 2006 -- and especially during the last three months of 2005 -- conditions were very favorable for smaller, relatively aggressive companies. Beginning in January, however, investor sentiment appeared to shift, with larger, higher-quality growth companies enjoying better relative performance. While the broad stock market finished the 12-month period in positive territory, stocks endured two notable declines during the year -- one between September and October 2005, as well as a particularly sharp drop between mid-May and mid-June 2006.

How did the Fund perform during the period?

As shown in the table on the next page, the Fund's Class A shares at net asset value underperformed its benchmarks, the Standard & Poor's 500 Index and the Russell 1000 Growth Index, but did slightly better than its peer group, the Lipper Large-Cap Growth Funds category average and the Russell Top 200 Growth Index benchmark.

Relative to the Russell 1000 Growth Index, the Fund was hurt by an underweighting in the energy sector as well as weak stock selection in financials and technology. However, an overweighting in financials, which as a group did well overall, and a slight underweighting in the weak-performing technology sector were counterbalancing positives. Financial stocks benefited from the growing expectation that the Fed would end its cycle of interest rate increases, while tech companies were among the hardest hit during the market's second-quarter 2006 decline. However, we believe this decline provided us with a number of opportunities to buy good growth companies at attractive valuations.

What were some of your portfolio management strategies during the period?

An important management change was to broaden the portfolio by making it less concentrated and adding to the number of high-quality growth names in the Fund. At period end, the portfolio included 75 stocks, more than double the amount of a year earlier. Having a less-concentrated, broader portfolio has allowed us to be somewhat more nimble in our management approach and enabled us to more quickly take advantage of compelling investment opportunities. We also have

--------------------------------------------------------------------------------
The views expressed reflect those of the portfolio manager and are subject to change at any time, based on market and other conditions.

                            Annual Report  Page 11

Class A Shares
Average Annual Total Returns as of 7/31/06
--------------------------------------------------------------------------------

                                                 Average Annual
                                            ------------------------
                                                            Since
                                                          inception
                                            1-Year 5-Year (12/31/97)
                                            ------------------------
            Nuveen Rittenhouse Growth Fund
             A Shares at NAV                -1.58% -2.95%      0.37%
             A Shares at Offer              -7.25% -4.10%     -0.32%
            Lipper Large-Cap Growth Funds
              Index/1/                      -1.86% -1.08%      1.50%
            Russell 1000 Growth Index/2/    -0.76% -0.64%      1.75%
            Russell Top 200 Growth Index/3/ -2.08% -2.33%      0.67%
            S&P 500 Index/4/                 5.38%  2.82%      5.01%
            --------------------------------------------------------

Returns quoted represent past performance, which is no guarantee of future results. Returns at NAV would be lower if the sales charge were included. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Class A shares have a 5.75% maximum sales charge. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. For the most recent month-end performance, visit www.nuveen.com or call (800) 257-8787.

increasingly used quantitative analysis to manage the Fund's risk. Our quantitative screens help us develop a broadly diversified portfolio consisting of companies across a variety of sectors that we believe can provide our shareholders with consistent, sustainable long-term growth.

The industrials sector was one area in which we found some solid investment ideas earlier in the year. For example, we established new positions in Boeing, a leading aerospace and defense company, and Caterpillar, a large maker of construction and agricultural machinery. Both names offered an attractive risk/reward tradeoff, in our view, and performed very well for the Fund through May 2006, when we decided to reduce our exposure to the sector. Many of the sale proceeds were reinvested in the health care sector, where we believed we identified a number of companies providing attractive growth potential at very reasonable valuations.

What were some stocks that lagged your expectations?

As we mentioned, some of our technology stock picks were disappointments, with Dell Computer one of the most disappointing. The company faced some significant competitive challenges -- challenges that in retrospect we did not fully anticipate -- and has struggled to adapt to a change in the pricing environment for personal computers. Dell's troubles resulted in the company missing its earnings targets several times during the period.

Several of our health care stocks also lagged. HMO giant United Healthcare was weighed down by a controversy regarding the accounting treatment of stock options -- a controversy that has affected multiple companies across a variety of industries --while two medical device companies, Zimmer Holdings and Stryker, were hurt by increased competition that reduced their pricing power. In late 2005 we sold our stake in both Zimmer and Stryker. Unfortunately, this sale was not soon enough to avoid a loss for the Fund, although both companies saw their shares fall even further after we liquidated our holdings.

--------------------------------------------------------------------------------

1The Lipper Large-Cap Growth Funds Index is a managed index that represents the average annualized returns of the 30 largest funds in the Lipper Large-Cap Growth Funds category. The returns assume reinvestment of dividends, but do not reflect any applicable sales charges. You cannot invest directly in an index.
2The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The index returns assume reinvestment of dividends, but do not reflect any applicable sales charges. You cannot invest directly in an index.
3The Russell Top 200 Growth Index measures the performance of those Russell Top
 200 companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth index. The index returns assume reinvestment of dividends, but do not reflect any applicable sales charges. You cannot invest directly in an index.
4The S&P 500 Index is an unmanaged index generally considered representative of the U.S. stock market. The index returns assume reinvestment of dividends, but do not reflect any applicable sales charges. You cannot invest directly in an index.


                            Annual Report  Page 12

What stocks performed well for the Fund?

In financials, we benefited from positions in Citigroup and Wells Fargo, two large, attractively valued financial services companies that provided solid returns in line with increased optimism about an end to the cycle of interest rate increases. Insurance giant American International Group (AIG) also performed well. AIG continued to gain ground as investors became more comfortable that the recent questions surrounding the company's accounting methods were largely behind it.

In the energy sector, we also benefited from our position in Baker Hughes, which provides technology to facilitate oil and natural gas extraction. With rising energy prices, companies such as Baker Hughes have seen a highly profitable increase in the demand for their services. Also performing well was coffeehouse chain Starbucks. We established a position in Starbucks because we thought the company's valuation was lower than deserved. The market eventually came to share our view, sending Starbucks' shares higher. When the stocks reached our target prices, we trimmed the Baker Hughes position and liquidated our Starbucks holdings.



                            Annual Report  Page 13

     Growth of an Assumed $10,000 Investment

     Nuveen Rittenhouse Growth Fund

                                    [CHART]

            Nuveen Rittenhouse  Nuveen Rittenhouse   Lipper Large-Cap     Russell 1000     Russell Top      S&P 500
             Growth Fund (NAV)  Growth Fund (Offer)  Growth Funds Index   Growth Index   200 Growth Index    Index
            ------------------  -------------------  ------------------   ------------   ----------------  ----------
12/31/1997       $10,000             $ 9,425              $10,000            $10,000          $10,000       $10,000
 1/31/1998        10,220               9,632               10,177             10,299           10,459        10,111
 2/28/1998        10,810              10,188               10,955             11,073           11,185        10,840
 3/31/1998        11,185              10,542               11,464             11,515           11,623        11,395
 4/30/1998        11,304              10,654               11,657             11,674           11,785        11,510
 5/31/1998        11,084              10,447               11,395             11,343           11,498        11,312
 6/30/1998        11,594              10,927               12,047             12,037           12,322        11,771
 7/31/1998        11,374              10,720               12,041             11,957           12,355        11,645
 8/31/1998         9,739               9,179               10,075             10,163           10,624         9,964
 9/30/1998        10,334               9,740               10,807             10,943           11,443        10,600
10/31/1998        11,359              10,706               11,504             11,823           12,380        11,462
11/30/1998        11,919              11,234               12,295             12,723           13,346        12,158
12/31/1998        12,527              11,807               13,647             13,870           14,510        12,858
 1/31/1999        12,643              11,916               14,533             14,684           15,457        13,396
 2/28/1999        12,502              11,783               13,936             14,013           14,762        12,979
 3/31/1999        12,809              12,072               14,727             14,752           15,529        13,498
 4/30/1999        12,869              12,129               14,777             14,771           15,399        14,021
 5/31/1999        12,297              11,590               14,288             14,318           14,863        13,690
 6/30/1999        13,055              12,304               15,281             15,320           15,905        14,450
 7/31/1999        12,584              11,860               14,801             14,833           15,399        13,999
 8/31/1999        12,804              12,068               14,804             15,074           15,732        13,930
 9/30/1999        12,283              11,576               14,655             14,758           15,364        13,549
10/31/1999        13,596              12,814               15,779             15,872           16,519        14,406
11/30/1999        13,827              13,032               16,558             16,729           17,257        14,702
12/31/1999        14,291              13,470               18,398             18,469           18,816        15,565
 1/31/2000        13,880              13,082               17,660             17,603           17,749        14,783
 2/29/2000        13,408              12,637               18,589             18,464           17,973        14,504
 3/31/2000        14,491              13,658               19,894             19,786           19,603        15,922
 4/30/2000        14,587              13,748               18,354             18,844           18,915        15,443
 5/31/2000        14,305              13,483               17,297             17,894           18,063        15,126
 6/30/2000        14,998              14,135               18,440             19,250           19,306        15,500
 7/31/2000        14,591              13,752               18,066             18,448           18,582        15,258
 8/31/2000        15,299              14,419               19,629             20,117           20,048        16,206
 9/30/2000        14,852              13,998               18,131             18,214           17,963        15,350
10/31/2000        14,897              14,041               17,172             17,353           17,196        15,286
11/30/2000        14,170              13,355               14,867             14,795           14,920        14,081
12/31/2000        14,250              13,431               14,775             14,327           14,203        14,150
 1/31/2001        13,919              13,119               15,205             15,317           15,220        14,652
 2/28/2001        12,710              11,980               12,851             12,716           12,647        13,316
 3/31/2001        11,742              11,067               11,516             11,333           11,363        12,472
 4/30/2001        12,560              11,838               12,753             12,766           12,707        13,441
 5/31/2001        12,530              11,809               12,656             12,579           12,492        13,531
 6/30/2001        11,963              11,275               12,292             12,287           12,140        13,202
 7/31/2001        11,998              11,308               11,851             11,980           11,950        13,073
 8/31/2001        11,246              10,599               10,951             11,000           10,949        12,255
 9/30/2001        10,624              10,013                9,849              9,902           10,006        11,264
10/31/2001        10,724              10,107               10,258             10,422           10,430        11,479
11/30/2001        11,607              10,939               11,197             11,423           11,407        12,360
12/31/2001        11,527              10,864               11,249             11,402           11,292        12,469
 1/31/2002        11,201              10,557               10,995             11,200           11,128        12,287
 2/28/2002        10,920              10,292               10,540             10,735           10,702        12,050
 3/31/2002        11,170              10,528               10,963             11,107           10,979        12,503
 4/30/2002        10,217               9,630               10,233             10,200           10,014        11,745
 5/31/2002         9,921               9,351               10,047              9,953            9,785        11,658
 6/30/2002         9,320               8,784                9,229              9,033            8,920        10,828
 7/31/2002         8,768               8,264                8,534              8,536            8,524         9,985
 8/31/2002         8,883               8,372                8,581              8,562            8,562        10,049
 9/30/2002         7,965               7,507                7,750              7,674            7,625         8,957
10/31/2002         8,798               8,292                8,346              8,377            8,350         9,745
11/30/2002         8,863               8,353                8,692              8,832            8,755        10,319
12/31/2002         8,392               7,909                8,086              8,222            8,132         9,714
 1/31/2003         8,191               7,720                7,899              8,022            7,905         9,459
 2/28/2003         8,061               7,597                7,815              7,985            7,877         9,317
 3/31/2003         8,261               7,786                7,962              8,134            8,024         9,408
 4/30/2003         8,853               8,344                8,544              8,735            8,629        10,183
 5/31/2003         9,064               8,543                8,963              9,171            8,959        10,719
 6/30/2003         9,054               8,533                9,037              9,297            9,080        10,857
 7/31/2003         9,294               8,760                9,300              9,529            9,282        11,048
 8/31/2003         9,390               8,850                9,528              9,766            9,444        11,263
 9/30/2003         9,294               8,760                9,325              9,662            9,363        11,144
10/31/2003         9,716               9,157                9,891             10,205            9,831        11,774
11/30/2003         9,721               9,162                9,985             10,312            9,892        11,878
12/31/2003        10,032               9,455               10,267             10,669           10,297        12,500
 1/31/2004        10,192               9,606               10,464             10,886           10,473        12,730
 2/29/2004        10,338               9,743               10,509             10,956           10,511        12,907
 3/31/2004        10,152               9,568               10,391             10,752           10,270        12,712
 4/30/2004         9,947               9,375               10,159             10,627           10,196        12,513
 5/31/2004        10,022               9,445               10,342             10,825           10,372        12,684
 6/30/2004        10,087               9,507               10,490             10,960           10,495        12,930
 7/31/2004         9,746               9,186                9,870             10,341            9,932        12,502
 8/31/2004         9,741               9,181                9,800             10,290            9,906        12,552
 9/30/2004         9,691               9,134               10,030             10,388            9,918        12,688
10/31/2004         9,777               9,214               10,151             10,550           10,018        12,882
11/30/2004         9,998               9,423               10,604             10,913           10,307        13,404
12/31/2004        10,388               9,791               11,032             11,341           10,681        13,860
 1/31/2005        10,227               9,639               10,653             10,963           10,301        13,521
 2/28/2005        10,207               9,620               10,722             11,079           10,360        13,805
 3/31/2005         9,976               9,403               10,527             10,878           10,158        13,561
 4/30/2005         9,786               9,223               10,298             10,671           10,037        13,303
 5/31/2005        10,162               9,577               10,870             11,188           10,493        13,726
 6/30/2005        10,046               9,468               10,892             11,146           10,372        13,746
 7/31/2005        10,492               9,888               11,439             11,691           10,842        14,257
 8/31/2005        10,251               9,662               11,317             11,540           10,675        14,127
 9/30/2005        10,222               9,634               11,453             11,594           10,690        14,242
10/31/2005        10,156               9,572               11,378             11,481           10,667        14,004
11/30/2005        10,532               9,927               11,900             11,976           11,083        14,533
12/31/2005        10,416               9,817               11,869             11,939           10,989        14,537
 1/31/2006        10,391               9,794               12,193             12,149           11,002        14,923
 2/28/2006        10,466               9,864               12,028             12,129           11,033        14,963
 3/31/2006        10,657              10,044               12,143             12,309           11,138        15,149
 4/30/2006        10,751              10,133               12,124             12,292           11,097        15,351
 5/31/2006        10,426               9,826               11,558             11,875           10,780        14,909
 6/30/2006        10,335               9,741               11,520             11,829           10,738        14,930
 7/31/2006        10,325               9,731               11,225             11,604           10,616        15,023



The graph does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of shares.

The index comparisons show the change in value of a $10,000 investment in the Class A shares of the Nuveen Rittenhouse Growth Fund compared with the corresponding indexes. The Lipper Large-Cap Growth Funds Index is a managed index that represents the average annualized returns of the 30 largest funds in the Lipper Large-Cap Growth Funds category. The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell Top 200 Growth Index measures the performance of those Russell Top 200 companies with higher price-to-book ratios and higher forecasted growth values. The S&P 500 Index is an unmanaged index generally considered representative of the U.S. stock market. The index returns assume reinvestment of dividends and do not reflect any initial or ongoing expenses. You cannot invest directly in an index. The Nuveen Investments Fund returns include reinvestment of all dividends and distributions, and the Fund's return at the offer price depicted in the chart reflects the initial maximum sales charge applicable to A shares (5.75%) and all ongoing Fund expenses. The performance data quoted represents past performance, which is not indicative of future results. Current performance may be lower or higher than the performance shown.

                            Annual Report  Page 14

  Fund Spotlight as of 7/31/06                    Nuveen Rittenhouse Growth Fund

================================================================================

               Quick Facts
                              A Shares B Shares C Shares R Shares
               --------------------------------------------------
               NAV              $20.59   $19.32   $19.33   $21.04
               --------------------------------------------------
               Inception Date 12/31/97 12/31/97 12/31/97 12/31/97
               --------------------------------------------------

Returns quoted represent past performance which is no guarantee of future results. Returns without sales charges would be lower if the sales charge were included. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Fund returns assume reinvestment of dividends and capital gains. Class A shares have a 5.75% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that for redemptions begins at 5% and declines periodically until after 6 years when the charge becomes 0%. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return. Class R shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors. Returns may reflect a voluntary expense limitation by the Fund's investment adviser which may be modified or discontinued at any time without notice.

                        Average Annual Total Returns as of 7/31/06

                        A Shares                 NAV      Offer
                        ------------------------------------------
                        1-Year                -1.58%     -7.25%
                        ------------------------------------------
                        5-Year                -2.95%     -4.10%
                        ------------------------------------------
                        Since Inception        0.37%     -0.32%
                        ------------------------------------------

                        B Shares            w/o CDSC     w/CDSC
                        ------------------------------------------
                        1-Year                -2.28%     -6.19%
                        ------------------------------------------
                        5-Year                -3.69%     -3.88%
                        ------------------------------------------
                        Since Inception       -0.32%     -0.32%
                        ------------------------------------------

                        C Shares                 NAV
                        ------------------------------------------
                        1-Year                -2.32%
                        ------------------------------------------
                        5-Year                -3.68%
                        ------------------------------------------
                        Since Inception       -0.36%
                        ------------------------------------------

                        R Shares                 NAV
                        ------------------------------------------
                        1-Year                -1.31%
                        ------------------------------------------
                        5-Year                -2.72%
                        ------------------------------------------
                        Since Inception        0.63%
                        ------------------------------------------

                    Top Five Common Stock Holdings/1/
                    Citigroup Inc.                     3.6%
                    ---------------------------------------
                    General Electric Company           3.3%
                    ---------------------------------------
                    Wells Fargo & Company              3.2%
                    ---------------------------------------
                    Johnson & Johnson                  3.1%
                    ---------------------------------------
                    American International Group, Inc. 3.1%
                    ---------------------------------------

                        Average Annual Total Returns as of 6/30/06

                        A Shares                 NAV      Offer
                        ------------------------------------------
                        1-Year                 2.90%     -3.01%
                        ------------------------------------------
                        5-Year                -2.88%     -4.03%
                        ------------------------------------------
                        Since Inception        0.39%     -0.31%
                        ------------------------------------------

                        B Shares            w/o CDSC     w/CDSC
                        ------------------------------------------
                        1-Year                 2.11%     -1.89%
                        ------------------------------------------
                        5-Year                -3.61%     -3.80%
                        ------------------------------------------
                        Since Inception       -0.31%     -0.31%
                        ------------------------------------------

                        C Shares                 NAV
                        ------------------------------------------
                        1-Year                 2.11%
                        ------------------------------------------
                        5-Year                -3.60%
                        ------------------------------------------
                        Since Inception       -0.35%
                        ------------------------------------------

                        R Shares
                        ------------------------------------------
                        1-Year                 3.14%
                        ------------------------------------------
                        5-Year                -2.65%
                        ------------------------------------------
                        Since Inception        0.64%
                        ------------------------------------------

Portfolio Allocation/1/

                                    [CHART]

Common Stocks                     98.3%
Short-Term Investments             1.7%


                        Portfolio Statistics
                        Net Assets ($000)       $132,475
                        --------------------------------
                        Number of Common Stocks       75
                        --------------------------------
                        Expense Ratio/2/           1.51%
                        --------------------------------

--------------------------------------------------------------------------------
1As a percentage of total holdings as of July 31, 2006. Holdings are subject to change.
2Class A shares after credit/reimbursement for the twelve months ended July 31, 2006.

                            Annual Report  Page 15

  Fund Spotlight as of 7/31/06                    Nuveen Rittenhouse Growth Fund

================================================================================

                     Industries/1/
                     Pharmaceuticals                   8.9%
                     --------------------------------------
                     Commercial Banks                  6.7%
                     --------------------------------------
                     Software                          5.9%
                     --------------------------------------
                     Capital Markets                   5.2%
                     --------------------------------------
                     Computers & Peripherals           5.1%
                     --------------------------------------
                     Industrial Conglomerates          4.7%
                     --------------------------------------
                     Insurance                         4.7%
                     --------------------------------------
                     Communications Equipment          4.5%
                     --------------------------------------
                     Diversified Financial Services    4.3%
                     --------------------------------------
                     Aerospace & Defense               3.9%
                     --------------------------------------
                     Health Care Providers & Services  3.9%
                     --------------------------------------
                     Oil, Gas & Consumable Fuels       3.2%
                     --------------------------------------
                     Household Products                3.0%
                     --------------------------------------
                     Semiconductors & Equipment        3.0%
                     --------------------------------------
                     Biotechnology                     2.9%
                     --------------------------------------
                     Food & Staples Retailing          2.7%
                     --------------------------------------
                     Specialty Retail                  2.4%
                     --------------------------------------
                     Machinery                         2.3%
                     --------------------------------------
                     Energy Equipment & Services       2.2%
                     --------------------------------------
                     Beverages                         2.1%
                     --------------------------------------
                     Consumer Finance                  1.9%
                     --------------------------------------
                     Short-Term Investments            1.7%
                     --------------------------------------
                     Other                            14.8%
                     --------------------------------------

1As a percentage of total holdings as of July 31, 2006. Holdings are subject to change.

--------------------------------------------------------------------------------
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the period.

The information under "Actual Performance," together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period" to estimate the expenses incurred on your account during this period.

The information under "Hypothetical Performance," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                 Hypothetical Performance
                                            Actual Performance                  (5% return before expenses)
                                  --------------------------------------- ---------------------------------------

                                   A Shares  B Shares  C Shares  R Shares  A Shares  B Shares  C Shares  R Shares
-----------------------------------------------------------------------------------------------------------------
Beginning Account Value (2/01/06) $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
-----------------------------------------------------------------------------------------------------------------
Ending Account Value (7/31/06)    $  993.70 $  990.30 $  990.30 $  995.30 $1,017.46 $1,013.69 $1,013.69 $1,018.70
-----------------------------------------------------------------------------------------------------------------
Expenses Incurred During Period   $    7.32 $   11.05 $   11.05 $    6.09 $    7.40 $   11.18 $   11.18 $    6.16
-----------------------------------------------------------------------------------------------------------------

For each class of the Fund, expenses are equal to the Fund's annualized expense ratio of 1.48%, 2.24%, 2.24% and 1.23% for Classes A, B, C and R, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                            Annual Report  Page 16

Portfolio of Investments
NUVEEN TRADEWINDS INTERNATIONAL VALUE FUND
July 31, 2006

    Shares Description                                                         Value
------------------------------------------------------------------------------------
           COMMON STOCKS - 94.7%

           Aerospace & Defense - 1.7%

   307,400 Thales S.A.                                                  $ 12,227,832
------------------------------------------------------------------------------------
           Air Freight & Logistics - 0.9%

   171,720 TNT N.V., ADR                                                   6,135,556
------------------------------------------------------------------------------------
           Auto Components - 2.9%

   287,900 Magna International Inc., Class A                              21,157,771
------------------------------------------------------------------------------------
           Beverages - 1.7%

   808,000 Kirin Brewery Company Limited                                  11,981,334
------------------------------------------------------------------------------------
           Chemicals - 0.0%

     2,960 Arkema, (1)                                                       114,719
------------------------------------------------------------------------------------
           Commercial Services & Supplies - 2.7%

   184,192 Dai Nippon Printing Co., Ltd., ADR                              5,813,799

   888,000 Dai Nippon Printing Company, Limited                           13,988,643
------------------------------------------------------------------------------------
           Total Commercial Services & Supplies                           19,802,442
           ------------------------------------------------------------------------
           Consumer Finance - 4.0%

   130,300 Promise Company Limited                                         5,841,877

   476,450 Takefuji Corporation                                           23,356,003
------------------------------------------------------------------------------------
           Total Consumer Finance                                         29,197,880
           ------------------------------------------------------------------------
           Diversified Telecommunication Services - 16.4%

   606,640 Belgacom S.A.                                                  20,481,191

 1,509,802 Chunghwa Telecom Co., Ltd., Sponsored ADR                      28,037,023

 1,325,058 KT Corporation, Sponsored ADR                                  28,581,501

   555,000 Nippon Telegraph and Telephone Corporation, ADR                14,430,000

10,988,790 Telecom Italia S.p.A.                                          26,516,050
------------------------------------------------------------------------------------
           Total Diversified Telecommunication Services                  118,045,765
           ------------------------------------------------------------------------
           Electric Utilities - 4.6%

 2,410,400 Enel SpA                                                       21,276,205

   639,725 Korea Electric Power Corporation, Sponsored ADR                12,244,337
------------------------------------------------------------------------------------
           Total Electric Utilities                                       33,520,542
           ------------------------------------------------------------------------
           Electronic Equipment & Instruments - 3.1%

    84,300 Kyocera Corporation                                             6,904,592

   910,000 Samsung SDI Company Ltd., Series 144A, Reg S, GDR              15,187,263
------------------------------------------------------------------------------------
           Total Electronic Equipment & Instruments                       22,091,855
           ------------------------------------------------------------------------
           Energy Equipment & Services - 0.8%

    10,440 Areva CI                                                        6,019,897
------------------------------------------------------------------------------------
           Food & Staples Retailing - 1.3%

 1,412,124 J. Sainsbury PLC                                                9,285,222
------------------------------------------------------------------------------------
           Household Durables - 1.8%

   926,000 Sekisui House, Ltd.                                            13,117,223
------------------------------------------------------------------------------------
           Industrial Conglomerates - 0.9%

 1,259,864 Tomkins PLC                                                     6,636,660
------------------------------------------------------------------------------------
           Insurance - 0.4%

   163,826 Aegon N.V.                                                      2,771,936
------------------------------------------------------------------------------------

----
17

Portfolio of Investments
NUVEEN TRADEWINDS INTERNATIONAL VALUE FUND (continued)
July 31, 2006

   Shares Description                                                         Value
-----------------------------------------------------------------------------------
          Leisure Equipment & Products - 2.7%

  568,600 Fuji Photo Film Co., Ltd.                                    $ 19,144,280
-----------------------------------------------------------------------------------
          Media - 2.9%

1,715,600 Premiere AG, (1)                                               21,257,626
-----------------------------------------------------------------------------------
          Metals & Mining - 19.1%

2,834,800 Alumina Limited                                                13,837,597

  292,400 Anglo American PLC, ADR                                         6,157,944

  212,400 Anglo American PLC, (1)                                         8,867,656

  357,000 AngloGold Ashanti Limited, Sponsored ADR                       17,346,630

  700,800 Apex Silver Mines Limited, (1)                                 10,238,688

1,038,185 Barrick Gold Corporation                                       31,976,098

   67,520 Impala Platinum Holdings Limited, Sponsored ADR                 3,116,345

   15,300 Impala Platinum Holdings Limited                                2,820,398

1,550,600 Ivanhoe Mines Limited, (1)                                      9,117,528

3,227,400 Lihir Gold Limited, (1)                                         6,850,644

  239,100 Lonmin PLC                                                     13,059,716

  506,800 Newcrest Mining Limited                                         7,440,993

  158,400 Xstrata PLC                                                     6,796,620
-----------------------------------------------------------------------------------
          Total Metals & Mining                                         137,626,857
          ------------------------------------------------------------------------
          Multi-Utilities - 2.0%

1,177,700 United Utilties PLC, (1)                                       14,519,625
-----------------------------------------------------------------------------------
          Oil, Gas & Consumable Fuels - 8.7%

   97,050 Eni S.p.A., Sponsored ADR                                       5,956,929

  478,200 Eni S.p.A.                                                     14,666,576

  285,068 Royal Dutch Shell PLC, Class B, ADR                            21,055,122

   78,239 Suncor Energy, Inc.                                             6,341,271

  212,400 Total SA                                                       14,447,780
-----------------------------------------------------------------------------------
          Total Oil, Gas & Consumable Fuels                              62,467,678
          ------------------------------------------------------------------------
          Paper & Forest Products - 3.7%

1,460,000 Stora Enso Oyj, R Shares                                       21,578,100

  362,800 Stora Enso Oyj, Sponsored ADR                                   5,362,184
-----------------------------------------------------------------------------------
          Total Paper & Forest Products                                  26,940,284
          ------------------------------------------------------------------------
          Personal Products - 2.0%

  729,000 Shiseido Company Limited                                       14,561,560
-----------------------------------------------------------------------------------
          Pharmaceuticals - 1.9%

  504,800 Daiichi Sankyo Company Limited                                 13,869,946
-----------------------------------------------------------------------------------
          Road & Rail - 0.5%

      337 Central Japan Railway Company                                   3,733,176
-----------------------------------------------------------------------------------
          Semiconductors & Equipment - 1.8%

  426,600 NEC Electronics Corporation, (1)                               13,023,682
-----------------------------------------------------------------------------------
          Software - 2.8%

3,588,100 Misys PLC                                                      16,337,513

  159,614 Nintendo Co., LTD., ADR                                         3,742,948
-----------------------------------------------------------------------------------
          Total Software                                                 20,080,461
          ------------------------------------------------------------------------

----
18

   Shares Description                                                         Value
-----------------------------------------------------------------------------------
          Textiles, Apparel & Luxury Goods - 0.9%

  486,000 Wacoal Holdings Corporation                                  $  6,337,564
-----------------------------------------------------------------------------------
          Wireless Telecommunication Services - 2.5%

8,202,267 Vodafone Group                                                 17,811,630
-----------------------------------------------------------------------------------
          Total Common Stocks (cost $648,130,351)                       683,481,003
          ------------------------------------------------------------------------

   Principal
Amount (000) Description                                                  Coupon Maturity        Value
------------------------------------------------------------------------------------------------------
             SHORT-TERM INVESTMENTS - 5.1%

  $   36,698 Repurchase Agreement with State Street Bank, dated 7/31/06,  4.910%  8/01/06   36,697,982
              repurchase price $36,702,987, collateralized by
              $28,630,000 U.S. Treasury Bonds, 7.875%, due 2/15/21,
              value $37,433,725
------------------------------------------------------------------------------------------------------
------------
             Total Short-Term Investments (cost $36,697,982)                                36,697,982
             ----------------------------------------------------------------------------------------
             Total Investments (cost $684,828,333) - 99.8%                                 720,178,985
             ----------------------------------------------------------------------------------------
             Other Assets Less Liabilities - 0.2%                                            1,528,802
             ----------------------------------------------------------------------------------------
             Net Assets - 100%                                                            $721,707,787
             ----------------------------------------------------------------------------------------

            (1) Non-income producing.
           144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.
          Reg S Regulation S allows United States companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
            ADR American Depositary Receipt.
            GDR Global Depositary Receipt.

                                See accompanying notes to financial statements.

----
19

Portfolio of Investments
NUVEEN TRADEWINDS GLOBAL ALL-CAP FUND
July 31, 2006

 Shares Description                                                       Value
-------------------------------------------------------------------------------
        COMMON STOCKS - 85.9%

        Aerospace & Defense - 1.4%

 25,700 Thales S.A.                                                  $1,022,301
-------------------------------------------------------------------------------
        Chemicals - 1.7%

 81,700 Mosaic Company, (1)                                           1,281,873
-------------------------------------------------------------------------------
        Commercial Services & Supplies - 2.0%

 77,700 Allied Waste Industries, Inc., (1)                              789,432

 12,200 Toppan Printing Company Limited, ADR                            703,098
-------------------------------------------------------------------------------
        Total Commercial Services & Supplies                          1,492,530
        ----------------------------------------------------------------------
        Consumer Finance - 1.0%

 14,600 Takefuji Corporation                                            715,705
-------------------------------------------------------------------------------
        Diversified Telecommunication Services - 5.1%

 58,600 Chunghwa Telecom Co., Ltd., Sponsored ADR                     1,088,202

 61,310 KT Corporation, Sponsored ADR                                 1,322,457

 52,600 Nippon Telegraph and Telephone Corporation, ADR               1,367,600
-------------------------------------------------------------------------------
        Total Diversified Telecommunication Services                  3,778,259
        ----------------------------------------------------------------------
        Electric Utilities - 8.6%

 12,700 Ameren Corporation                                              654,050

 30,900 DTE Energy Company                                            1,307,688

154,100 EDP - Energias de Portugal, S.A.                                610,227

 26,700 IDACORP, INC                                                    995,376

 74,300 Korea Electric Power Corporation, Sponsored ADR               1,422,102

 27,400 PNM Resources Inc.                                              734,594

 13,000 Progress Energy, Inc.                                           566,150
-------------------------------------------------------------------------------
        Total Electric Utilities                                      6,290,187
        ----------------------------------------------------------------------
        Electrical Equipment - 1.5%

203,700 GrafTech International Limited, (1)                           1,093,869
-------------------------------------------------------------------------------
        Electronic Equipment & Instruments - 2.6%

 17,800 Samsung SDI Co, Ltd                                           1,188,903

 17,500 Tech Data Corporation, (1)                                      650,650
-------------------------------------------------------------------------------
        Total Electronic Equipment & Instruments                      1,839,553
        ----------------------------------------------------------------------
        Energy Equipment & Services - 1.9%

 25,200 Technip SA, ADR (DD, settling 8/01/06)                        1,361,556

    300 Technip SA                                                       16,111
-------------------------------------------------------------------------------
        Total Energy Equipment & Services                             1,377,667
        ----------------------------------------------------------------------
        Food & Staples Retailing - 0.9%

 27,600 Kroger Co.                                                      632,868
-------------------------------------------------------------------------------
        Food Products - 8.6%

 39,900 Agricore United                                                 285,579

 15,300 Industrias Bachoco S.A., Sponsored ADR                          275,400

 83,500 Sara Lee Corporation                                          1,411,150

 56,800 Smithfield Foods, Inc., (1)                                   1,615,960

194,200 Tyson Foods, Inc., Class A                                    2,747,930
-------------------------------------------------------------------------------
        Total Food Products                                           6,336,019
        ----------------------------------------------------------------------

----
20

 Shares Description                                                        Value
--------------------------------------------------------------------------------
        Household Products - 1.8%

  5,000 KAO Corporation                                              $ 1,302,049
--------------------------------------------------------------------------------
        Independent Power Producers & Energy Traders - 0.5%

  7,900 NRG Energy Inc., (1)                                             389,075
--------------------------------------------------------------------------------
        IT Services - 1.1%

 13,100 CDW Corporation                                                  773,947
--------------------------------------------------------------------------------
        Machinery - 3.4%

108,500 AGCO Corporation, (1)                                          2,491,160
--------------------------------------------------------------------------------
        Marine - 1.3%

 33,100 Genco Shipping and Trading Limited                               658,690

 71,100 Navios Maritime Holdings Inc.                                    292,932
--------------------------------------------------------------------------------
        Total Marine                                                     951,622
        -----------------------------------------------------------------------
        Media - 3.4%

 90,000 Premiere AG, (1)                                               1,115,170

 48,300 Scholastic Corporation, (1)                                    1,388,625
--------------------------------------------------------------------------------
        Total Media                                                    2,503,795
        -----------------------------------------------------------------------
        Metals & Mining - 23.7%

 33,255 Anglo American PLC, (1)                                        1,388,389

 54,700 AngloGold Ashanti Limited, Sponsored ADR                       2,657,873

166,100 Apex Silver Mines Limited, (1)                                 2,426,721

 93,100 Barrick Gold Corporation                                       2,867,480

302,100 Bema Gold Corporation, (1)                                     1,721,970

  2,200 Eldorado Gold Corporation, (1)                                    10,428

  1,600 Impala Platinum Holdings Limited                                 294,944

182,800 Ivanhoe Mines Limited, (1)                                     1,074,864

849,400 Lihir Gold Limited, (1)                                        1,802,980

 64,200 Mechel OAO                                                     1,431,660

 27,300 Newmont Mining Corporation                                     1,398,579

226,000 Orezone Resources Inc., (1)                                      323,180
--------------------------------------------------------------------------------
        Total Metals & Mining                                         17,399,068
        -----------------------------------------------------------------------
        Multi-Utilities - 1.8%

 60,300 Puget Energy Inc.                                              1,339,263
--------------------------------------------------------------------------------
        Oil, Gas & Consumable Fuels - 3.6%

 30,300 ChevronTexaco Corporation                                      1,993,134

 11,000 Nexen Inc.                                                       645,920
--------------------------------------------------------------------------------
        Total Oil, Gas, & Consumable Fuels                             2,639,054
        -----------------------------------------------------------------------
        Paper & Forest Products - 2.6%

216,500 Domtar Inc.                                                    1,379,105

 46,100 Wausau Paper Corp.                                               564,264
--------------------------------------------------------------------------------
        Total Paper & Forest Products                                  1,943,369
        -----------------------------------------------------------------------
        Real Estate - 0.0%

  1,600 MFA Mortgage Investments, Inc.                                    10,976
--------------------------------------------------------------------------------
        Road & Rail - 2.9%

 24,700 Union Pacific Corporation                                      2,099,500
--------------------------------------------------------------------------------

----
21

Portfolio of Investments
NUVEEN TRADEWINDS GLOBAL ALL-CAP FUND (continued)
July 31, 2006

Shares Description                                                        Value
-------------------------------------------------------------------------------
       Software - 1.8%

56,200 Microsoft Corporation                                        $ 1,350,486
-------------------------------------------------------------------------------
       Transportation Infrastructure - 0.8%

24,500 Stolt-Nielsen S.A., Sponsored ADR                                560,070
-------------------------------------------------------------------------------
       Water Utilities - 1.9%

54,600 Companhia de Saneamento Basico do Estado de Sao Paulo          1,365,000
-------------------------------------------------------------------------------
       Total Common Stocks (cost $62,022,712)                        62,979,265
       -----------------------------------------------------------------------

   Principal
Amount (000) Description                                                  Coupon Maturity        Value
------------------------------------------------------------------------------------------------------
             SHORT-TERM INVESTMENTS - 15.1%

  $   11,113 Repurchase Agreement with State Street Bank, dated 7/31/06,  4.910%  8/01/06  11,112,700 repurchase price $11,114,216, collateralized by $8,345,000
              U.S. Treasury Bonds, 8.875%, due 8/15/17, value $11,338,068
------------------------------------------------------------------------------------------------------
------------
             Total Short-Term Investments (cost $11,112,700)                               11,112,700
             ----------------------------------------------------------------------------------------
             Total Investments (cost $73,135,412) - 101.0%                                 74,091,965
             ----------------------------------------------------------------------------------------
             Other Assets Less Liabilities - (1.0)%                                          (723,738)
             ----------------------------------------------------------------------------------------
             Net Assets - 100%                                                            $73,368,227
             ----------------------------------------------------------------------------------------

            (1) Non-income producing.
            ADR American Depositary Receipt.
             DD Portion of investment purchased on a delayed delivery basis.

                                See accompanying notes to financial statements.

----
22

Portfolio of Investments
NUVEEN RITTENHOUSE GROWTH FUND
July 31, 2006

 Shares Description                                                       Value
-------------------------------------------------------------------------------
        COMMON STOCKS - 98.7%

        Aerospace & Defense - 3.9%

 25,000 Boeing Company                                               $1,935,500

 30,000 Honeywell International Inc.                                  1,161,000

 34,000 United Technologies Corporation                               2,114,460
-------------------------------------------------------------------------------
        Total Aerospace & Defense                                     5,210,960
        ----------------------------------------------------------------------
        Airlines - 1.1%

 80,000 Southwest Airlines Co.                                        1,439,200
-------------------------------------------------------------------------------
        Beverages - 2.1%

 44,000 PepsiCo, Inc.                                                 2,788,720
-------------------------------------------------------------------------------
        Biotechnology - 2.9%

 38,000 Amgen Inc., (1)                                               2,650,120

 19,500 Gilead Sciences, Inc., (1)                                    1,198,860
-------------------------------------------------------------------------------
        Total Biotechnology                                           3,848,980
        ----------------------------------------------------------------------
        Capital Markets - 5.2%

 15,000 Goldman Sachs Group, Inc.                                     2,291,250

 30,000 Merrill Lynch & Co., Inc.                                     2,184,600

 36,000 Morgan Stanley                                                2,394,000
-------------------------------------------------------------------------------
        Total Capital Markets                                         6,869,850
        ----------------------------------------------------------------------
        Chemicals - 1.0%

 23,000 Praxair, Inc.                                                 1,261,320
-------------------------------------------------------------------------------
        Commercial Banks - 6.7%

 35,000 Bank of New York Company, Inc.                                1,176,350

 30,000 Northern Trust Corporation                                    1,713,000

 34,000 Wachovia Corporation                                          1,823,420

 58,000 Wells Fargo & Company                                         4,195,720
-------------------------------------------------------------------------------
        Total Commercial Banks                                        8,908,490
        ----------------------------------------------------------------------
        Communications Equipment - 4.5%

147,000 Cisco Systems, Inc., (1)                                      2,623,950

 84,000 Nokia Oyj, Sponsored ADR                                      1,667,400

 48,000 QUALCOMM Inc.                                                 1,692,480
-------------------------------------------------------------------------------
        Total Communications Equipment                                5,983,830
        ----------------------------------------------------------------------
        Computers & Peripherals - 5.1%

 25,000 Apple Computer, Inc., (1)                                     1,699,000

 56,000 Dell Inc., (1)                                                1,214,080

136,500 EMC Corporation, (1)                                          1,385,475

 78,000 Hewlett-Packard Company                                       2,488,980
-------------------------------------------------------------------------------
        Total Computers & Peripherals                                 6,787,535
        ----------------------------------------------------------------------
        Consumer Finance - 1.9%

 49,000 American Express Company                                      2,550,940
-------------------------------------------------------------------------------
        Diversified Financial Services - 4.3%

 99,000 Citigroup Inc.                                                4,782,690

 10,000 Franklin Resources Inc.                                         914,500
-------------------------------------------------------------------------------
        Total Diversified Financial Services                          5,697,190
        ----------------------------------------------------------------------

----
23

Portfolio of Investments
NUVEEN RITTENHOUSE GROWTH FUND (continued)
July 31, 2006

 Shares Description                                                       Value
-------------------------------------------------------------------------------
        Electric Utilities - 0.6%

 14,000 Exelon Corporation                                           $  810,600
-------------------------------------------------------------------------------
        Electrical Equipment - 1.6%

 16,500 Emerson Electric Co.                                          1,302,180

 13,500 Rockwell Automation, Inc.                                       836,730
-------------------------------------------------------------------------------
        Total Electrical Equipment                                    2,138,910
        ----------------------------------------------------------------------
        Energy Equipment & Services - 2.2%

 14,000 Baker Hughes Incorporated                                     1,119,300

 26,500 Schlumberger Limited                                          1,771,525
-------------------------------------------------------------------------------
        Total Energy Equipment & Services                             2,890,825
        ----------------------------------------------------------------------
        Food & Staples Retailing - 2.7%

 80,000 Wal-Mart Stores, Inc.                                         3,560,000
-------------------------------------------------------------------------------
        Health Care Equipment & Supplies - 1.9%

 20,000 Baxter International Inc.                                       840,000

 32,000 Medtronic, Inc.                                               1,616,640
-------------------------------------------------------------------------------
        Total Health Care Equipment & Supplies                        2,456,640
        ----------------------------------------------------------------------
        Health Care Providers & Services - 3.9%

 28,000 Aetna Inc.                                                      881,720

 18,000 Medco Health Solutions, Inc., (1)                             1,067,940

 43,000 UnitedHealth Group Incorporated                               2,056,690

 16,000 Wellpoint Inc., (1)                                           1,192,000
-------------------------------------------------------------------------------
        Total Health Care Providers & Services                        5,198,350
        ----------------------------------------------------------------------
        Hotels, Restaurants & Leisure - 0.9%

 31,000 Carnival Corporation                                          1,207,760
-------------------------------------------------------------------------------
        Household Durables - 1.1%

 70,000 Matsushita Electric Industrial Co., Ltd., ADR                 1,451,800
-------------------------------------------------------------------------------
        Household Products - 3.1%

 72,000 Procter & Gamble Company                                      4,046,400
-------------------------------------------------------------------------------
        Industrial Conglomerates - 4.8%

133,000 General Electric Company                                      4,347,770

 75,000 Tyco International Ltd.                                       1,956,750
-------------------------------------------------------------------------------
        Total Industrial Conglomerates                                6,304,520
        ----------------------------------------------------------------------
        Insurance - 4.7%

 20,000 AFLAC Incorporated                                              882,800

 67,000 American International Group, Inc.                            4,064,890

 15,000 Hartford Financial Services Group, Inc.                       1,272,600
-------------------------------------------------------------------------------
        Total Insurance                                               6,220,290
        ----------------------------------------------------------------------
        Internet Software & Services - 0.9%

 43,000 Yahoo! Inc., (1)                                              1,167,020
-------------------------------------------------------------------------------
        Machinery - 2.3%

 27,000 Caterpillar Inc.                                              1,913,490

 26,000 Illinois Tool Works Inc.                                      1,188,980
-------------------------------------------------------------------------------
        Total Machinery                                               3,102,470
        ----------------------------------------------------------------------

----
24

 Shares Description                                                         Value
---------------------------------------------------------------------------------
        Media - 1.4%

 64,000 Walt Disney Company                                          $  1,900,160
---------------------------------------------------------------------------------
        Metals & Mining - 1.6%

 29,000 Alcoa Inc.                                                        868,550

 14,000 Phelps Dodge Corporation                                        1,222,760
---------------------------------------------------------------------------------
        Total Metals & Mining                                           2,091,310
        ------------------------------------------------------------------------
        Multiline Retail - 1.7%

 14,000 Kohl's Corporation, (1)                                           792,820

 32,000 Target Corporation                                              1,469,440
---------------------------------------------------------------------------------
        Total Multiline Retail                                          2,262,260
        ------------------------------------------------------------------------
        Oil, Gas & Consumable Fuels - 3.2%

 24,000 BP Amoco PLC                                                    1,740,480

 11,000 Total SA, Sponsored ADR                                           750,530

 38,000 XTO Energy, Inc.                                                1,785,620
---------------------------------------------------------------------------------
        Total Oil, Gas & Consumable Fuels                               4,276,630
        ------------------------------------------------------------------------
        Pharmaceuticals - 8.9%

 40,000 Abbott Laboratories                                             1,910,800

 37,000 AstraZeneca Group                                               2,258,110

 66,000 Johnson & Johnson                                               4,128,300

 46,000 Norvatis AG, ADR                                                2,586,120

 27,000 Teva Pharmaceutical Industries Limited                            893,160
---------------------------------------------------------------------------------
        Total Pharmaceuticals                                          11,776,490
        ------------------------------------------------------------------------
        Semiconductors & Equipment - 3.1%

 53,000 Applied Materials, Inc.                                           834,220

 65,000 Intel Corporation                                               1,170,000

 17,000 Linear Technology Corporation                                     549,950

 50,000 Texas Instruments Incorporated                                  1,489,000
---------------------------------------------------------------------------------
        Total Semiconductors & Equipment                                4,043,170
        ------------------------------------------------------------------------
        Software - 5.9%

 20,000 Electronic Arts Inc. (EA), (1)                                    942,200

152,000 Microsoft Corporation                                           3,652,560

 99,000 Oracle Corporation, (1)                                         1,482,030

 39,000 SAP AG, Sponsored ADR                                           1,779,570
---------------------------------------------------------------------------------
        Total Software                                                  7,856,360
        ------------------------------------------------------------------------
        Specialty Retail - 2.4%

 24,500 Bed Bath and Beyond Inc., (1)                                     820,260

 19,000 Best Buy Co., Inc.                                                861,460

 19,000 Home Depot, Inc.                                                  659,490

 30,000 Lowe's Companies, Inc.                                            850,500
---------------------------------------------------------------------------------
        Total Specialty Retail                                          3,191,710
        ------------------------------------------------------------------------
        Textiles, Apparel & Luxury Goods - 1.1%

 25,000 Coach, Inc., (1)                                                  717,750

 10,000 Nike Inc., Class B                                                790,000
---------------------------------------------------------------------------------
        Total Textiles, Apparel & Luxury Goods                          1,507,750
        ------------------------------------------------------------------------
        Total Common Stocks (cost $141,178,486)                       130,808,440
        ------------------------------------------------------------------------

----
25

Portfolio of Investments
NUVEEN RITTENHOUSE GROWTH FUND (continued)
July 31, 2006


   Principal
Amount (000) Description                                                  Coupon Maturity         Value
-------------------------------------------------------------------------------------------------------
             SHORT-TERM INVESTMENTS - 1.7%

   $   2,251 Repurchase Agreement with State Street Bank, dated 7/31/06,  4.910%  8/01/06 $  2,251,271 repurchase price $2,251,578, collateralized by $1,690,000
              U.S. Treasury Bonds, 8.500%, due 2/15/20, value $2,301,161
-------------------------------------------------------------------------------------------------------
------------
             Total Short-Term Investments (cost $2,251,271)                                  2,251,271
             ----------------------------------------------------------------------------------------
             Total Investments (cost $143,429,757) - 100.4%                                133,059,711
             ----------------------------------------------------------------------------------------
             Other Assets Less Liabilities - (0.4)%                                           (584,724)
             ----------------------------------------------------------------------------------------
             Net Assets - 100%                                                            $132,474,987
             ----------------------------------------------------------------------------------------

            (1) Non-income producing.
            ADR American Depositary Receipt.

                                See accompanying notes to financial statements.

----
26

Statement of Assets and Liabilities
July 31, 2006

                                                                                         Tradewinds  Tradewinds
                                                                                      International      Global   Rittenhouse
                                                                                              Value     All-Cap        Growth
-----------------------------------------------------------------------------------------------------------------------------
Assets
Investments, at value (cost $648,130,351, $62,022,712 and $141,178,486, respectively) $683,481,003  $62,979,265 $130,808,440
Short-term investments (at cost, which approximates market value)                       36,697,982   11,112,700    2,251,271
Cash                                                                                            --      126,678           --
Receivables:
  Dividends and interest                                                                 3,988,671       66,368       76,277
  Reclaims                                                                                  31,918           --        3,980
  Shares sold                                                                            3,785,275    2,686,442        7,916
Other assets                                                                                 6,494           --      103,987
-----------------------------------------------------------------------------------------------------------------------------
    Total assets                                                                       727,991,343   76,971,453  133,251,871
-----------------------------------------------------------------------------------------------------------------------------
Liabilities
Payables:
  Investments purchased                                                                  4,506,330    3,501,838           --
  Shares redeemed                                                                          449,927           --      349,589
Accrued expenses:
  Management fees                                                                          595,345       54,646       94,734
  12b-1 distribution and service fees                                                      162,922       17,165       78,694
  Other                                                                                    569,032       29,577      253,867
-----------------------------------------------------------------------------------------------------------------------------
    Total liabilities                                                                    6,283,556    3,603,226      776,884
-----------------------------------------------------------------------------------------------------------------------------
Net assets                                                                            $721,707,787  $73,368,227 $132,474,987
-----------------------------------------------------------------------------------------------------------------------------
Class A Shares
Net assets                                                                            $266,781,256  $66,065,313 $ 37,128,710
Shares outstanding                                                                       8,878,186    3,176,883    1,802,946
Net asset value per share                                                             $      30.05  $     20.80 $      20.59
Offering price per share (net asset value per share plus
 maximum sales charge of 5.75% of offering price)                                     $      31.88  $     22.07 $      21.85
-----------------------------------------------------------------------------------------------------------------------------
Class B Shares
Net assets                                                                            $ 15,257,929  $   341,445 $ 41,444,929
Shares outstanding                                                                         526,480       16,462    2,145,531
Net asset value and offering price per share                                          $      28.98  $     20.74 $      19.32
-----------------------------------------------------------------------------------------------------------------------------
Class C Shares
Net assets                                                                            $117,016,003  $ 5,397,330 $ 40,849,257
Shares outstanding                                                                       4,035,398      260,120    2,113,417
Net asset value and offering price per share                                          $      29.00  $     20.75 $      19.33
-----------------------------------------------------------------------------------------------------------------------------
Class R Shares
Net assets                                                                            $322,652,599  $ 1,564,139 $ 13,052,091
Shares outstanding                                                                      10,686,684       75,148      620,432
Net asset value and offering price per share                                          $      30.19  $     20.81 $      21.04
-----------------------------------------------------------------------------------------------------------------------------

Net Assets Consist of:
-----------------------------------------------------------------------------------------------------------------------------
Capital paid-in                                                                       $674,519,551  $72,219,515 $228,149,124
Undistributed (Over-distribution of) net investment income                               5,668,407       85,587           --
Accumulated net realized gain (loss) from investments and
 foreign currency transactions                                                           6,136,994      106,567  (85,304,091)
Net unrealized appreciation (depreciation) of investments and
 foreign currency translation                                                           35,382,835      956,558  (10,370,046)
-----------------------------------------------------------------------------------------------------------------------------
Net assets                                                                            $721,707,787  $73,368,227 $132,474,987
-----------------------------------------------------------------------------------------------------------------------------

                                See accompanying notes to financial statements.

----
27

Statement of Operations

                                                                                         Tradewinds
                                                                                        International    Tradewinds
                                                                                            Value      Global All-Cap
                                                                                        -------------  ---------------
                                                                                                        For the Period
                                                                                                               3/27/06
                                                                                                         (commencement
                                                                                           Year Ended   of operations)
                                                                                              7/31/06  through 7/31/06
------------------------------------------------------------------------------------------------------------------------
Investment Income
Dividends (net of foreign tax withheld of $1,170,914, $8,266 and $27,191, respectively)   $13,208,562       $  133,809
Interest                                                                                    1,316,726          124,892
------------------------------------------------------------------------------------------------------------------------
Total investment income                                                                    14,525,288          258,701
------------------------------------------------------------------------------------------------------------------------
Expenses
Management fees                                                                             4,112,364          117,523
12b-1 service fees - Class A                                                                  381,025           27,641
12b-1 distribution and service fees - Class B                                                 129,620            1,020
12b-1 distribution and service fees - Class C                                                 714,316            8,571
Shareholders' servicing agent fees and expenses                                               780,923              505
Custodian's fees and expenses                                                                 197,148           13,013
Trustees' fees and expenses                                                                    13,526               69
Professional fees                                                                              90,215            5,479
Shareholders' reports - printing and mailing expenses                                         221,474            7,328
Federal and state registration fees                                                           120,143           11,571
Other expenses                                                                                 14,652            1,829
------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit and expense reimbursement                        6,775,406          194,549
  Custodian fee credit                                                                           (723)            (823)
  Expense reimbursement                                                                          (443)          (3,209)
------------------------------------------------------------------------------------------------------------------------
Net expenses                                                                                6,774,240          190,517
------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                                7,751,048           68,184
------------------------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
  Investments                                                                              17,140,690          106,567
  Foreign currency transactions                                                            (1,105,206)            (233)
Net change in unrealized appreciation (depreciation) of:
  Investments                                                                              20,051,045          956,553
  Translation of assets and liabilities denominated in foreign currencies                      40,658                5
------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                                                    36,127,187        1,062,892
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations                                     $43,878,235       $1,131,076
------------------------------------------------------------------------------------------------------------------------

                                                                                        Rittenhouse
                                                                                          Growth
                                                                                        -----------



                                                                                          Year Ended
                                                                                             7/31/06
----------------------------------------------------------------------------------------------------
Investment Income
Dividends (net of foreign tax withheld of $1,170,914, $8,266 and $27,191, respectively) $ 2,181,081
Interest                                                                                    187,211
----------------------------------------------------------------------------------------------------
Total investment income                                                                   2,368,292
----------------------------------------------------------------------------------------------------
Expenses
Management fees                                                                           1,372,856
12b-1 service fees - Class A                                                                 92,558
12b-1 distribution and service fees - Class B                                               609,369
12b-1 distribution and service fees - Class C                                               521,549
Shareholders' servicing agent fees and expenses                                             465,965
Custodian's fees and expenses                                                                52,336
Trustees' fees and expenses                                                                  12,569
Professional fees                                                                            24,348
Shareholders' reports - printing and mailing expenses                                       104,888
Federal and state registration fees                                                          34,281
Other expenses                                                                               12,527
----------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit and expense reimbursement                      3,303,246
  Custodian fee credit                                                                          (90)
  Expense reimbursement                                                                         (75)
----------------------------------------------------------------------------------------------------
Net expenses                                                                              3,303,081
----------------------------------------------------------------------------------------------------
Net investment income (loss)                                                               (934,789)
----------------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
  Investments                                                                               903,164
  Foreign currency transactions                                                                  --
Net change in unrealized appreciation (depreciation) of:
  Investments                                                                            (3,449,728)
  Translation of assets and liabilities denominated in foreign currencies                        --
----------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                                                  (2,546,564)
----------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations                                   $(3,481,353)
----------------------------------------------------------------------------------------------------

                                See accompanying notes to financial statements.

----
28

Statement of Changes in Net Assets


                                                           Tradewinds            Tradewinds
                                                       International Value     Global All-Cap
                                                   --------------------------  ---------------
                                                                                For the Period
                                                                                       3/27/06
                                                                                 (commencement
                                                      Year Ended    Year Ended  of operations)
                                                         7/31/06       7/31/05 through 7/31/06
-----------------------------------------------------------------------------------------------
Operations
Net investment income (loss)                       $  7,751,048  $    884,447      $    68,184
Net realized gain (loss) from:
 Investments                                         17,140,690     3,068,996          106,567
 Foreign currency transactions                       (1,105,206)       44,270             (233)
Net change in unrealized appreciation
 (depreciation) of:
 Investments                                         20,051,045     8,496,357          956,553
 Translation of assets and liabilities
   denominated in foreign currencies                     40,658       (17,463)               5
-----------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 operations                                          43,878,235    12,476,607        1,131,076
-----------------------------------------------------------------------------------------------
Distributions to Shareholders
From net investment income:
 Class A                                               (698,896)     (169,027)              --
 Class B                                                     --        (5,553)              --
 Class C                                                     --        (8,267)              --
 Class R                                               (976,230)     (353,485)              --
-----------------------------------------------------------------------------------------------
Decrease in net assets from distribution to
 shareholders                                        (1,675,126)     (536,332)              --
-----------------------------------------------------------------------------------------------
Fund Share Transactions
Proceeds from sale of shares                        616,318,480   105,551,179       72,287,580
Proceeds from shares issued to shareholders
 due to reinvestment of distributions                 1,483,145       339,596               --
-----------------------------------------------------------------------------------------------
                                                    617,801,625   105,890,775       72,287,580
Cost of shares redeemed                             (65,847,910)  (28,114,735)         (50,429)
Redemption fees                                          34,261         4,426               --
-----------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund
 share transactions                                 551,987,976    77,780,466       72,237,151
-----------------------------------------------------------------------------------------------
Net increase (decrease) in net assets               594,191,085    89,720,741       73,368,227
Net assets at the beginning of period               127,516,702    37,795,961               --
-----------------------------------------------------------------------------------------------
Net assets at the end of period                    $721,707,787  $127,516,702      $73,368,227
-----------------------------------------------------------------------------------------------
Undistributed (Over-distribution of) net
 investment income at the end of period            $  5,668,407  $    697,691      $    85,587
-----------------------------------------------------------------------------------------------

                                See accompanying notes to financial statements.

----
29

                                                        Rittenhouse Growth
                                                    --------------------------
                                                       Year Ended    Year Ended
                                                          7/31/06       7/31/05
 ------------------------------------------------------------------------------
 Operations
 Net investment income (loss)                       $   (934,789) $   (497,733)
 Net realized gain (loss) from:
  Investments                                            903,164     6,530,970
  Foreign currency transactions                               --            --
 Net change in unrealized appreciation
  (depreciation) of:
  Investments                                         (3,449,728)    9,926,527
  Translation of assets and liabilities
    denominated in foreign currencies                         --            --
 ------------------------------------------------------------------------------
 Net increase (decrease) in net assets from
  operations                                          (3,481,353)   15,959,764
 ------------------------------------------------------------------------------
 Distributions to Shareholders
 From net investment income:
  Class A                                                     --            --
  Class B                                                     --            --
  Class C                                                     --            --
  Class R                                                     --            --
 ------------------------------------------------------------------------------
 Decrease in net assets from distribution to
  shareholders                                                --            --
 ------------------------------------------------------------------------------
 Fund Share Transactions
 Proceeds from sale of shares                         16,029,924    10,559,524
 Proceeds from shares issued to shareholders
  due to reinvestment of distributions                        --            --
 ------------------------------------------------------------------------------
                                                      16,029,924    10,559,524
 Cost of shares redeemed                             (81,997,090)  (95,781,958)
 Redemption fees                                              --            --
 ------------------------------------------------------------------------------
 Net increase (decrease) in net assets from Fund
  share transactions                                 (65,967,166)  (85,222,434)
 ------------------------------------------------------------------------------
 Net increase (decrease) in net assets               (69,448,519)  (69,262,670)
 Net assets at the beginning of period               201,923,506   271,186,176
 ------------------------------------------------------------------------------
 Net assets at the end of period                    $132,474,987  $201,923,506
 ------------------------------------------------------------------------------
 Undistributed (Over-distribution of) net
  investment income at the end of period            $         --  $         --
 ------------------------------------------------------------------------------

                                See accompanying notes to financial statements.

----
30

Notes to Financial Statements

1. General Information and Significant Accounting Policies

The Nuveen Investment Trust II (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940, as amended. Nuveen Tradewinds International Value Fund ("Tradewinds International Value") (formerly Nuveen NWQ International Value Fund), Nuveen Tradewinds Global All-Cap Fund ("Tradewinds Global All-Cap") (formerly Nuveen NWQ Global All-Cap Fund) and Nuveen Rittenhouse Growth Fund ("Rittenhouse Growth") (collectively, the "Funds") are each a series of the Trust. The Trust was organized as a Massachusetts business trust in 1997.

Effective March 1, 2006, NWQ Investment Management Company, LLC ("NWQ") reorganized into two distinct entities: NWQ and Tradewinds NWQ Global Investors, LLC ("Tradewinds"). As a result of this reorganization, Tradewinds assumed all of the sub-advisory responsibilities for Tradewinds International Value and Tradewinds Global All-Cap. This transition did not cause a change in the portfolio management of the Funds or their investment objectives or policies.

As previously approved by the Board of Trustees effective June 30, 2006, the Nuveen NWQ International Value Fund and the Nuveen NWQ Global All-Cap Fund changed their names to Nuveen Tradewinds International Value Fund and Nuveen Tradewinds Global All-Cap Fund, respectively.

Tradewinds International Value invests in foreign equity securities, including foreign equity securities traded on foreign exchanges and U.S.-traded American Depositary Receipts in an attempt to provide long-term capital appreciation.

Tradewinds Global All-Cap ordinarily invests at least 80% of its total net assets in equity securities of U.S and non-U.S. companies with varying market capitalizations, including convertible securities, in an attempt to provide long-term capital appreciation.

Effective March 1, 2006, Rittenhouse Growth modified its investment process. Rittenhouse began supplementing its fundamental research with a greater emphasis on quantitative analysis in the security selection and portfolio construction process. The Fund now seeks to invest in 50-80 stocks within industries that have a demonstrated leadership position and offer the best mix of sustained growth opportunities at reasonable valuations. The modified investment process will not cause a change in the investment objectives or policies of the Fund but may result in a higher ongoing turnover rate that is likely to range from 40-100% annually. Rittenhouse Growth ordinarily invests at least 65% of its total assets in equity securities of large-capitalization companies with a high financial strength rating and a history of consistent and predictable earnings growth in an attempt to provide long-term growth of capital.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States.

Investment Valuation
Exchange-listed securities are generally valued at the last sales price on the securities exchange on which such securities are primarily traded. Securities traded on a securities exchange for which there are no transactions on a given day or securities not listed on a securities exchange are valued at the mean of the closing bid and asked prices. Securities traded on Nasdaq are valued at the Nasdaq Official Closing Price. Short-term investments are valued at amortized cost, which approximates market value.

Investment Transactions
Investment transactions are recorded on a trade date basis. Realized gains and losses from investment transactions are determined on the specific identification method. Investments purchased on a when-issued or delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when issued/delayed delivery purchase commitments. At July 31, 2006, Tradewinds Global All-Cap had outstanding delayed delivery purchase commitments of $126,677.

Investment Income
Dividend income is recorded on the ex-dividend date or, for foreign securities, when information is available. Interest income is recorded on an accrual basis.

Dividends and Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

Dividends from net investment income and net realized capital gains from investment transactions, if any, are declared and distributed to shareholders annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Federal Income Taxes
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.


----
31

Flexible Sales Charge Program
Each Fund offers Class A, B, C and R Shares. Class A Shares are generally sold with an up-front sales charge and incur a .25% annual 12b-1 service fee. Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge ("CDSC") if redeemed within 18 months of purchase. Class B Shares are sold without an up-front sales charge but incur a .75% annual 12b-1 distribution fee and a .25% annual 12b-1 service fee. An investor purchasing Class B Shares agrees to pay a CDSC of up to 5% depending upon the length of time the shares are held by the investor (CDSC is reduced to 0% at the end of six years). Class B Shares convert to Class A Shares eight years after purchase. Class C Shares are sold without an up-front sales charge but incur a .75% annual 12b-1 distribution fee and a .25% annual 12b-1 service fee. An investor purchasing Class C Shares agrees to pay a CDSC of 1% if Class C Shares are redeemed within one year of purchase. Class R Shares are not subject to any sales charge or 12b-1 distribution or service fees. Class R Shares are available only under limited circumstances.

Tradewinds International Value and Tradewinds Global All-Cap impose a 2% redemption fee on certain redemptions or exchange transactions within 30 days of acquisition. During the fiscal year ended July 31, 2006, $34,261 of redemption fees were imposed on shares redeemed from Tradewinds International Value and were recorded as an increase to the Fund's capital paid-in. No such fees were imposed on shares redeemed from Tradewinds Global All-Cap during the period March 27, 2006 (commencement of operations) through July 31, 2006.

Derivative Financial Instruments
The Funds are authorized to invest in certain derivative financial instruments. The Funds did not invest in any such investments during the period covered by this report.

Repurchase Agreements
In connection with transactions in repurchase agreements, it is the Funds' policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.

Expense Allocation
Expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares, which presently only include 12b-1 distribution and service fees, are recorded to the specific class.

Foreign Currency Translation
To the extent that a Fund invests in securities that are denominated in a currency other than U.S. dollars, the Fund will be subject to currency risk, which is the risk that an increase in the U.S. dollar relative to the foreign currency will reduce returns or portfolio value. Generally, when the U.S. dollar rises in value against a foreign currency, the Fund's investments in securities denominated in that currency will lose value because its currency is worth fewer U.S. dollars; the opposite effect occurs if the U.S. dollar falls in relative value. Investments and other assets and liabilities denominated in foreign currencies are converted into U.S. dollars on a spot (i.e. cash) basis at the spot rate prevailing in the foreign currency exchange market at the time of valuation. Purchases and sales of investments and dividend income denominated in foreign currencies are translated into U.S. dollars on the respective dates of such transactions. The gains or losses resulting from changes in foreign exchange rates are included with net realized and unrealized gain (loss) in the Statement of Operations.

Foreign Currency Transactions
Tradewinds International Value may engage in foreign currency exchange transactions in connection with its portfolio investments and assets and liabilities denominated in foreign currencies. The Fund may engage in foreign currency forward, options and futures contracts. The Fund will enter into foreign currency transactions for hedging and other permissible risk management purposes only. If the Fund invests in a currency futures or options contract, it must make a margin deposit to secure performance of such contract. With respect to investments in currency futures contracts, the Fund may also be required to make a variation margin deposit because the value of futures contracts fluctuates daily. In addition, the Fund may segregate assets to cover its futures contracts obligations.

The objective of the Fund's foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of the Fund's foreign currency denominated securities and other assets and liabilities will decline in value due to changes in foreign currency exchange rates. All foreign currency forward contracts, options and futures transactions are valued daily at the applicable market rates and any resulting unrealized gains or losses are recorded in the Fund's financial statements. The Fund records realized gains and losses at the time the forward contract is offset by entering into a closing transaction or extinguished by delivery of the currency. The contractual amounts of forward foreign currency exchange contracts does not necessarily represent the amounts potentially subject to risk. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Fund did not enter into any foreign currency forward, options or futures contracts during the year ended July 31, 2006.


----
32

Custodian Fee Credit
Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

2. Fund Shares

Transactions in Fund shares were as follows:

                                                              Tradewinds International Value
                                                    --------------------------------------------------
                                                           Year Ended                Year Ended
                                                             7/31/06                   7/31/05
                                                    ------------------------  ------------------------
                                                         Shares        Amount      Shares        Amount
-------------------------------------------------------------------------------------------------------
Shares sold:
  Class A                                            7,719,331  $225,241,922   2,338,785  $ 57,459,402
  Class A - automatic conversion of Class B shares      24,856       739,718          --            --
  Class B                                              212,220     5,938,024     194,486     4,633,874
  Class C                                            3,170,734    88,839,806     894,747    21,300,175
  Class R                                           10,152,750   295,559,010     925,353    22,157,728
Shares issued to shareholders due to reinvestment
 of distributions:
  Class A                                               18,346       519,019       5,354       133,577
  Class B                                                   --            --         116         2,804
  Class C                                                   --            --         137         3,320
  Class R                                               33,960       964,126       7,986       199,895
-------------------------------------------------------------------------------------------------------
                                                    21,332,197   617,801,625   4,366,964   105,890,775
-------------------------------------------------------------------------------------------------------
Shares redeemed:
  Class A                                           (1,249,058)  (36,308,923)   (247,483)   (6,095,175)
  Class B                                              (58,198)   (1,602,922)    (63,611)   (1,489,315)
  Class B - automatic conversion to Class A shares     (25,737)     (739,718)         --            --
  Class C                                             (254,716)   (7,206,044)    (79,956)   (1,896,110)
  Class R                                             (677,735)  (19,990,303)   (745,974)  (18,634,135)
Redemption fees:
  Class A                                                   --        12,900          --         2,956
  Class B                                                   --           998          --           181
  Class C                                                   --         5,901          --           321
  Class R                                                   --        14,462          --           968
-------------------------------------------------------------------------------------------------------
                                                    (2,265,444)  (65,813,649) (1,137,024)  (28,110,309)
-------------------------------------------------------------------------------------------------------
Net increase (decrease)                             19,066,753  $551,987,976   3,229,940  $ 77,780,466
-------------------------------------------------------------------------------------------------------


----
33

                                                      Tradewinds Global All-Cap
                                                      ------------------------
                                                      For the Period 3/27/06
                                                      (commencement of operations)
                                                          through 7/31/06
                                                      ------------------------
                                                          Shares           Amount
  --------------------------------------------------------------------------------
  Shares sold:
    Class A                                           3,176,883      $65,025,597
    Class A - automatic conversion of Class B shares         --               --
    Class B                                              16,462          331,926
    Class C                                             262,580        5,418,249
    Class R                                              75,148        1,511,808
  --------------------------------------------------------------------------------
                                                      3,531,073       72,287,580
  --------------------------------------------------------------------------------
  Shares redeemed:
    Class A                                                  --               --
    Class B                                                  --               --
    Class B - automatic conversion to Class A shares         --               --
    Class C                                              (2,460)         (50,429)
    Class R                                                  --               --
  --------------------------------------------------------------------------------
                                                         (2,460)         (50,429)
  --------------------------------------------------------------------------------
  Net increase (decrease)                             3,528,613      $72,237,151
  --------------------------------------------------------------------------------

                                                                    Rittenhouse Growth
                                                    --------------------------------------------------
                                                           Year Ended                Year Ended
                                                             7/31/06                   7/31/05
                                                    ------------------------  ------------------------
                                                         Shares        Amount      Shares        Amount
-------------------------------------------------------------------------------------------------------
Shares sold:
  Class A                                              338,984  $  7,089,032     212,187  $  4,212,296
  Class A - automatic conversion of Class B shares     271,091     5,658,829          --            --
  Class B                                               25,072       492,801      57,453     1,086,953
  Class C                                               74,395     1,458,929     164,638     3,126,451
  Class R                                               62,799     1,330,333     104,407     2,133,824
-------------------------------------------------------------------------------------------------------
                                                       772,341    16,029,924     538,685    10,559,524
-------------------------------------------------------------------------------------------------------
Shares redeemed:
  Class A                                             (773,333)  (16,076,006) (1,015,040)  (20,343,825)
  Class B                                           (1,667,324)  (32,590,397) (2,194,585)  (41,761,006)
  Class B - automatic conversion to Class A shares    (288,343)   (5,658,829)         --            --
  Class C                                           (1,200,897)  (23,510,668) (1,590,507)  (30,336,422)
  Class R                                             (196,655)   (4,161,190)   (162,974)   (3,340,705)
-------------------------------------------------------------------------------------------------------
                                                    (4,126,552)  (81,997,090) (4,963,106)  (95,781,958)
-------------------------------------------------------------------------------------------------------
Net increase (decrease)                             (3,354,211) $(65,967,166) (4,424,421) $(85,222,434)
-------------------------------------------------------------------------------------------------------

3. Investment Transactions

Purchases and sales of common stocks for the fiscal year ended July 31, 2006, were as follows:

                         Tradewinds          Tradewinds
                      International              Global          Rittenhouse
                              Value            All-Cap*               Growth
   -------------------------------------------------------------------------
   Purchases $          631,483,186 $        63,851,401 $        116,345,839
   Sales                104,452,732           1,931,872          178,977,958
   -------------------------------------------------------------------------

* For the period March 27, 2006 (commencement of operations) through July 31, 2006.


----
34

4. Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities, based on their Federal tax basis treatment and had no impact on the net asset value of the Funds. Temporary differences do not require reclassification.

At July 31, 2006, the cost of investments was as follows:

                                                      Tradewinds  Tradewinds
                                                   International      Global  Rittenhouse
                                                           Value    All-Cap*       Growth
-----------------------------------------------------------------------------------------
Cost of investments                                 $684,856,718 $73,274,156 $143,429,757
-----------------------------------------------------------------------------------------

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2006, were as follows:

                                                      Tradewinds    Tradewinds
                                                   International        Global   Rittenhouse
                                                           Value       All-Cap        Growth
--------------------------------------------------------------------------------------------
Gross unrealized:
 Appreciation                                       $ 63,722,720  $ 2,221,573  $  6,648,985
 Depreciation                                        (28,400,453)  (1,403,764)  (17,019,031)
--------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of
 investments                                        $ 35,322,267  $   817,809  $(10,370,046)
--------------------------------------------------------------------------------------------

The tax components of undistributed net ordinary income, and net long-term capital gains at July 31, 2006, were as follows:

                                                           Tradewinds       Tradewinds
                                                        International           Global   Rittenhouse
                                                                Value          All-Cap        Growth
----------------------------------------------------------------------------------------------------
Undistributed net ordinary income**                $        5,696,791 $        330,897   $        --
Undistributed net long-term capital gains                   6,136,993               --            --
----------------------------------------------------------------------------------------------------

** Net ordinary income consists of net taxable income derived from dividends, interest, and net short-term capital gains, if any.

The tax character of distributions paid during the tax years ended July 31, 2006, and July 31, 2005, was designated for purposes of the dividends paid deduction as follows:

                                                       Tradewinds  Tradewinds
                                                    International      Global Rittenhouse
2006                                                        Value    All-Cap*      Growth
-----------------------------------------------------------------------------------------
Distributions from net ordinary income**       $        1,675,126 $        -- $        --
Distributions from net long-term capital gains                 --          --          --
-----------------------------------------------------------------------------------------

                                                       Tradewinds
                                                    International Rittenhouse
  2005                                                      Value      Growth
  ---------------------------------------------------------------------------
  Distributions from net ordinary income**       $        536,342 $        --
  Distributions from net long-term capital gains               --          --
  ---------------------------------------------------------------------------

* For the period March 27, 2006 (commencement of operations) through July 31, 2006.
** Net ordinary income consists of net taxable income derived from dividends, interest, and net short-term capital gains, if any.

Rittenhouse Growth elected to defer net realized losses from investments incurred from November 1, 2005 through July 31, 2006 ("post-October losses") in accordance with Federal income tax regulations. The post-October losses of $2,316,368 were treated as having arisen on the first day of the following fiscal year.

At July 31, 2006, Rittenhouse Growth had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

                                           Rittenhouse
                                                Growth
                          ----------------------------
                          Expiration year:
                            2010           $13,841,878
                            2011            57,624,742
                            2012            10,576,243
                          ----------------------------
                          Total            $82,042,863
                          ----------------------------


----
35

At July 31, 2006, Rittenhouse Growth, as the successor of the reorganization with Nuveen Innovation Fund, had additional unused capital loss carryforwards, subject to any applicable limitations on availability, to offset future capital gains, if any, as follows:

                                                                 Rittenhouse
                                                                      Growth
----------------------------------------------------------------------------
Expiration year:
 2010                                                               $944,862
----------------------------------------------------------------------------

5. Management Fee and Other Transactions with Affiliates

Each Fund's management fee is separated into two components - a complex-level component, based on the aggregate amount of all fund assets managed by Nuveen Asset Management (the "Adviser"), a wholly owned subsidiary of Nuveen Investments, Inc. ("Nuveen"), and a specific fund-level component, based only on the amount of assets within each individual fund. This pricing structure enables Nuveen fund shareholders to benefit from growth in the assets within each individual fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

The annual fund-level fee, payable monthly, for each Fund is based upon the average daily net assets of each Fund as follows:

                                       Tradewinds  Tradewinds
                                    International      Global  Rittenhouse
                                            Value     All-Cap       Growth
                                       Fund-Level  Fund-Level   Fund-Level
     Average Daily Net Assets            Fee Rate    Fee Rate     Fee Rate
     ----------------------------------------------------------------------
     For the first $125 million             .8500%      .7500%       .6500%
     For the next $125 million              .8375       .7375        .6375
     For the next $250 million              .8250       .7250        .6250
     For the next $500 million              .8125       .7125        .6125
     For the next $1 billion                .8000       .7000        .6000
     For net assets over $2 billion         .7750       .6750        .5750
     ----------------------------------------------------------------------

The annual complex-level fee, payable monthly, which is additive to the fund-level fee, for all Nuveen sponsored funds in the U.S., is based on the aggregate amount of total fund assets managed as stated in the table below. As of July 31, 2006, the complex-level fee rate was .1875%.

                                                     Complex-Level
            Complex-Level Assets/(1)/                     Fee Rate
            -------------------------------------------------------
            For the first $55 billion                        .2000%
            For the next $1 billion                          .1800
            For the next $1 billion                          .1600
            For the next $3 billion                          .1425
            For the next $3 billion                          .1325
            For the next $3 billion                          .1250
            For the next $5 billion                          .1200
            For the next $5 billion                          .1175
            For the next $15 billion                         .1150
            For Managed Assets over $91 billion/(2)/         .1400
            -------------------------------------------------------

(1)The complex-level fee component of the management fee for the funds is calculated based upon the aggregate Managed Assets ("Managed Assets" means the average daily net assets of each fund including assets attributable to all types of leverage used by the Nuveen funds) of Nuveen-sponsored funds in the U.S.
(2)With respect to the complex-wide Managed Assets over $91 billion, the fee rate or rates that will apply to such assets will be determined at a later date. In the unlikely event that complex-wide Managed Assets reach $91 billion prior to a determination of the complex-level fee rate or rates to be applied to Managed Assets in excess of $91 billion, the complex-level fee rate for such complex-wide Managed Assets shall be .1400% until such time as a different rate or rates is determined.

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Adviser has entered into Sub-Advisory Agreements with Tradewinds, of which Nuveen owns a controlling interest while key management of Tradewinds owns a non-controlling minority interest, and Rittenhouse Asset Management, Inc. ("Rittenhouse"), a wholly owned subsidiary of Nuveen. Tradewinds and Rittenhouse are compensated for their services to the Funds from the management fee paid to the Adviser.

The Adviser agreed to waive part of its management fees or reimburse certain expenses of Tradewinds International Value through July 31, 2007, in order to limit total operating expenses (excluding 12b-1 distribution and service fees and extraordinary expenses) from exceeding 1.50% of the average daily net assets.


----
36

The Adviser agreed to waive part of its management fees or reimburse certain expenses of Tradewinds Global All-Cap through November 30, 2009, in order to limit total operating expenses (excluding 12b-1 distribution and service fees and extraordinary expenses) from exceeding 1.30% of the average daily net assets and from exceeding 1.55% after November 30, 2009.

The Adviser agreed to waive part of its management fees or reimburse certain expenses of Rittenhouse Growth through July 31, 2006, in order to limit total operating expenses (excluding 12b-1 distribution and service fees and extraordinary expenses) from exceeding 1.30% of the average daily net assets and 1.22% from August 1, 2006 through July 31, 2007. Rittenhouse has also reimbursed the Rittenhouse Growth Fund for certain portions of fund brokerage commissions paid with respect to portfolio trades effected by certain brokers that provided securities research to Rittenhouse, as permitted by the federal securities laws. During the fiscal year ended July 31, 2006, Rittenhouse reimbursements to the Fund were $95,610, which the Fund included with Net Realized Gain from Investments for financial reporting purposes.

The Adviser may also voluntarily reimburse additional expenses from time to time in any of the Funds. Voluntary reimbursements may be terminated at any time at the Adviser's discretion.

The Trust pays no compensation directly to those of its Trustees who are affiliated with the Adviser or to its Officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Board of Trustees has adopted a deferred compensation plan for independent Trustees that enables Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen advised Funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen advised Funds.

During the fiscal year ended July 31, 2006, Nuveen Investments, LLC (the "Distributor"), a wholly owned subsidiary of Nuveen, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to authorized dealers as follows:

                                            Tradewinds Tradewinds
                                         International     Global Rittenhouse
                                                 Value   All-Cap*      Growth
  ---------------------------------------------------------------------------
  Sales charges collected (unaudited)       $1,340,005   $482,421     $37,853
  Paid to authorized dealers (unaudited)     1,185,286    476,195      35,335
  ---------------------------------------------------------------------------

* For the Period March 27, 2006 (commencement of operations) through July 31, 2006.

The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate authorized dealers for providing services to shareholders relating to their investments.

During the fiscal year ended July 31, 2006, the Distributor compensated authorized dealers directly with commission advances at the time of purchase as follows:

                                         Tradewinds Tradewinds
                                      International     Global Rittenhouse
                                              Value   All-Cap*      Growth
      --------------------------------------------------------------------
      Commission advances (unaudited)    $1,171,380   $513,531     $39,363
      --------------------------------------------------------------------

* For the Period March 27, 2006 (commencement of operations) through July 31, 2006.

To compensate for commissions advanced to authorized dealers, all 12b-1 service fees collected on Class B Shares during the first year following a purchase, all 12b-1 distribution fees collected on Class B Shares, and all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the fiscal year ended July 31, 2006, the Distributor retained such 12b-1 fees as follows:

                                         Tradewinds Tradewinds
                                      International     Global Rittenhouse
                                              Value   All-Cap*      Growth
      --------------------------------------------------------------------
      12b-1 fees retained (unaudited)      $676,023     $9,320    $487,343
      --------------------------------------------------------------------

* For the Period March 27, 2006 (commencement of operations) through July 31, 2006.

The remaining 12b-1 fees charged to the Funds were paid to compensate authorized dealers for providing services to shareholders relating to their investments.


----
37

The Distributor also collected and retained CDSC on share redemptions during the fiscal year ended July 31, 2006, as follows:

                                      Tradewinds Tradewinds
                                   International     Global Rittenhouse
                                           Value   All-Cap*      Growth
         --------------------------------------------------------------
         CDSC retained (unaudited)       $43,038       $504    $194,062
         --------------------------------------------------------------

* For the Period March 27, 2006 (commencement of operations) through July 31,
2006

At July 31, 2006, the Adviser owned 2,429 shares of Class A, 1,250 shares of Class C and 1,250 shares of Class R of Rittenhouse Growth.

6. New Accounting Pronouncement

Financial Accounting Standards Board Interpretation No. 48
On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 Accounting for Uncertainty in Income Taxes (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and does not expect the adoption of FIN 48 will have a significant impact on the net assets or results of operations of the Funds.


----
38

Financial Highlights

Selected data for a share outstanding throughout each period:

Class (Inception Date)
                                             Investment Operations        Less Distributions
                                         -----------------------------  ----------------------


TRADEWINDS INTERNATIONAL VALUE





                                               Net         Net              Net
                               Beginning   Invest-   Realized/          Invest-                         Ending
                                     Net      ment  Unrealized             ment                 Redemp-    Net
Year Ended                         Asset    Income        Gain           Income  Capital           tion  Asset     Total
July 31,                           Value (Loss)(a)      (Loss)    Total  (Loss)    Gains  Total Fees(a)  Value Return(b)
--------------------------------------------------------------------------------------------------------------------------
Class A (12/99)
    2006                          $25.43     $ .57      $ 4.21  $ 4.78    $(.17)    $ -- $(.17)    $.01 $30.05     18.88%
    2005                           20.82       .35        4.44    4.79     (.18)      --  (.18)      --  25.43     23.02
    2004                           16.01       .24        4.72    4.96     (.18)      --  (.18)     .03  20.82     31.21
    2003                           13.95       .20        1.82    2.02       --       --    --      .04  16.01     14.77
    2002                           16.22      (.12)      (2.15)  (2.27)      --       --    --       --  13.95    (14.00)
Class B (12/99)
    2006                           24.56       .27        4.14    4.41       --       --    --      .01  28.98     18.00
    2005                           20.13       .08        4.37    4.45     (.02)      --  (.02)      --  24.56     22.10
    2004                           15.53       .08        4.58    4.66     (.06)      --  (.06)      --  20.13     30.00
    2003                           13.68       .11        1.74    1.85       --       --    --       --  15.53     13.52
    2002                           16.03      (.23)      (2.12)  (2.35)      --       --    --       --  13.68    (14.66)
Class C (12/99)
    2006                           24.58       .33        4.08    4.41       --       --    --      .01  29.00     17.98
    2005                           20.14       .12        4.34    4.46     (.02)      --  (.02)      --  24.58     22.08
    2004                           15.55       .08        4.57    4.65     (.06)      --  (.06)      --  20.14     29.96
    2003                           13.68       .09        1.77    1.86       --       --    --      .01  15.55     13.67
    2002                           16.03      (.22)      (2.13)  (2.35)      --       --    --       --  13.68    (14.66)
Class R (12/99)
    2006                           25.55       .68        4.19    4.87     (.24)      --  (.24)     .01  30.19     19.14
    2005                           20.91       .29        4.58    4.87     (.23)      --  (.23)      --  25.55     23.33
    2004                           16.10       .28        4.75    5.03     (.22)      --  (.22)      --  20.91     31.31
    2003                           14.04       .27        1.79    2.06       --       --    --       --  16.10     14.67
    2002                           16.29      (.06)      (2.19)  (2.25)      --       --    --       --  14.04    (13.81)
--------------------------------------------------------------------------------------------------------------------------

Class (Inception Date)
                                                         Ratios/Supplemental Data
                               ---------------------------------------------------------------------------
                                          Before Credit/         After          After Credit/
                                          Reimbursement     Reimbursement(c)   Reimbursement(d)
TRADEWINDS INTERNATIONAL VALUE          -----------------  -----------------  -----------------
                                                    Ratio              Ratio              Ratio
                                                   of Net             of Net             of Net
                                                  Invest-            Invest-            Invest-
                                                     ment               ment               ment
                                        Ratio of   Income  Ratio of   Income  Ratio of   Income
                                        Expenses   (Loss)  Expenses   (Loss)  Expenses   (Loss)
                                 Ending       to       to        to       to        to       to
                                    Net  Average  Average   Average  Average   Average  Average  Portfolio
Year Ended                       Assets      Net      Net       Net      Net       Net      Net   Turnover
July 31,                          (000)   Assets   Assets    Assets   Assets    Assets   Assets       Rate
-----------------------------------------------------------------------------------------------------------
Class A (12/99)
    2006                       $266,781     1.63%    1.95%     1.63%    1.95%     1.63%    1.95%        28%
    2005                         60,131     1.59     1.43      1.59     1.43      1.59     1.43         24
    2004                          5,580     1.74     1.24      1.74     1.24      1.74     1.25         41
    2003                          3,898     2.45      .74      1.75     1.43      1.73     1.46        172*
    2002                          4,011     1.83     (.84)     1.83     (.84)     1.76     (.77)       183
Class B (12/99)
    2006                         15,258     2.33      .96      2.33      .96      2.33      .96         28
    2005                          9,781     2.33      .33      2.33      .33      2.33      .33         24
    2004                          5,378     2.50      .42      2.50      .42      2.49      .43         41
    2003                          3,819     3.16      .13      2.50      .80      2.46      .83        172*
    2002                          2,586     2.60    (1.59)     2.60    (1.59)     2.53    (1.52)       183
Class C (12/99)
    2006                        117,016     2.37     1.17      2.37     1.17      2.37     1.17         28
    2005                         27,515     2.35      .49      2.35      .49      2.35      .50         24
    2004                          6,133     2.50      .44      2.50      .44      2.49      .44         41
    2003                          4,004     3.19     (.05)     2.50      .63      2.48      .66        172*
    2002                          4,667     2.58    (1.53)     2.58    (1.53)     2.51    (1.46)       183
Class R (12/99)
    2006                        322,653     1.39     2.31      1.39     2.31      1.39     2.31         28
    2005                         30,089     1.32     1.18      1.32     1.18      1.32     1.18         24
    2004                         20,705     1.49     1.44      1.49     1.44      1.49     1.44         41
    2003                         14,051     2.17     1.22      1.50     1.90      1.46     1.93        172*
    2002                          8,367     1.56     (.48)     1.56     (.48)     1.49     (.41)       183
-----------------------------------------------------------------------------------------------------------

* The cost of securities acquired in the acquisition of Nuveen European Value Fund of $4,173,965 was excluded from the portfolio turnover rate calculation.
(a)Per share Net Investment Income (Loss) and Redemption Fees are calculated using the average daily shares method.
(b)Total returns are calculated on net asset value without any sales charge and are not annualized.
(c)After expense reimbursement from the Adviser, where applicable.
(d)After custodian fee credit and expense reimbursement, where applicable.

                                See accompanying notes to financial statements.

----
39

Selected data for a share outstanding throughout each period:

Class (Inception Date)
                                       Investment Operations     Less Distributions
                                    --------------------------- ---------------------                           -------


TRADEWINDS GLOBAL ALL-CAP





                                          Net         Net           Net
                          Beginning   Invest-   Realized/       Invest-                       Ending             Ending
                                Net      ment  Unrealized          ment               Redemp-    Net                Net
Year Ended                    Asset    Income        Gain        Income Capital          tion  Asset     Total   Assets
July 31,                      Value (Loss)(a)      (Loss) Total  (Loss)   Gains Total Fees(a)  Value Return(b)    (000)
------------------------------------------------------------------------------------------------------------------------
Class A (3/06)
 2006(e)                     $20.00     $ .04        $.76  $.80     $--     $--   $--     $-- $20.80      4.00% $66,065
Class B (3/06)
 2006(e)                      20.00       .01         .73   .74      --      --    --      --  20.74      3.70      341
Class C (3/06)
 2006(e)                      20.00      (.01)        .76   .75      --      --    --      --  20.75      3.75    5,397
Class R (3/06)
 2006(e)                      20.00       .08         .73   .81      --      --    --      --  20.81      4.10    1,564
------------------------------------------------------------------------------------------------------------------------

Class (Inception Date)
                                               Ratios/Supplemental Data
                          -------------------------------------------------------------------------
                             Before Credit/           After            After Credit/
                             Reimbursement       Reimbursement(c)     Reimbursement(d)
TRADEWINDS GLOBAL ALL-CAP ------------------   ------------------   ------------------
                                       Ratio                Ratio                Ratio
                                      of Net               of Net               of Net
                                     Invest-              Invest-              Invest-
                                        ment                 ment                 ment
                          Ratio of    Income   Ratio of    Income   Ratio of    Income
                          Expenses    (Loss)   Expenses    (Loss)   Expenses    (Loss)
                                to        to         to        to         to        to
                           Average   Average    Average   Average    Average   Average   Portfolio
Year Ended                     Net       Net        Net       Net        Net       Net    Turnover
July 31,                    Assets    Assets     Assets    Assets     Assets    Assets        Rate
---------------------------------------------------------------------------------------------------
Class A (3/06)
 2006(e)                      1.48%*     .55%*     1.48%*     .56%*     1.47%*     .57%*         5%
Class B (3/06)
 2006(e)                      2.62*     (.22)*     2.27*      .14*      2.27*      .14*          5
Class C (3/06)
 2006(e)                      2.30*     (.11)*     2.28*     (.08)*     2.27*     (.07)*         5
Class R (3/06)
 2006(e)                      1.64*      .79*      1.27*     1.16*      1.27*     1.17*          5
---------------------------------------------------------------------------------------------------

*  Annualized.
(a)Per share Net Investment Income (Loss) and Redemption Fees are calculated using the average daily shares method.
(b)Total returns are calculated on net asset value without any sales charge and are not annualized.
(c)After expense reimbursement from the Adviser, where applicable.
(d)After custodian fee credit and expense reimbursement, where applicable.
(e)For the period March 27, 2006 (commencement of operations) through July 31, 2006.

                                See accompanying notes to financial statements.

----
40

Class (Inception Date)
                                                  Investment Operations       Less Distributions
                                              -----------------------------  ---------------------


RITTENHOUSE GROWTH





                                                    Net         Net              Net
                                    Beginning   Invest-   Realized/          Invest-               Ending
                                          Net      ment  Unrealized             ment                  Net
                                        Asset    Income        Gain           Income Capital        Asset     Total
Year Ended July 31,                     Value (Loss)(a)      (Loss)    Total  (Loss)   Gains Total  Value Return(b)
----------------------------------------------------------------------------------------------------------------------
Class A (12/97)
 2006                                  $20.92     $(.02)     $ (.31) $ (.33)     $--     $--  $--  $20.59     (1.58)%
 2005                                   19.43       .06        1.43    1.49       --      --   --   20.92      7.67
 2004                                   18.53      (.06)        .96     .90       --      --   --   19.43      4.86
 2003                                   17.48      (.07)       1.12    1.05       --      --   --   18.53      6.01
 2002                                   23.92      (.12)      (6.32)  (6.44)      --      --   --   17.48    (26.92)
Class B (12/97)
 2006                                   19.77      (.16)       (.29)   (.45)      --      --   --   19.32     (2.28)
 2005                                   18.50      (.08)       1.35    1.27       --      --   --   19.77      6.86
 2004                                   17.78      (.19)        .91     .72       --      --   --   18.50      4.05
 2003                                   16.89      (.19)       1.08     .89       --      --   --   17.78      5.27
 2002                                   23.31      (.28)      (6.14)  (6.42)      --      --   --   16.89    (27.54)
Class C (12/97)
 2006                                   19.79      (.16)       (.30)   (.46)      --      --   --   19.33     (2.32)
 2005                                   18.51      (.08)       1.36    1.28       --      --   --   19.79      6.92
 2004                                   17.79      (.19)        .91     .72       --      --   --   18.51      4.05
 2003                                   16.90      (.19)       1.08     .89       --      --   --   17.79      5.27
 2002                                   23.32      (.28)      (6.14)  (6.42)      --      --   --   16.90    (27.53)
Class R (12/97)
 2006                                   21.32       .04        (.32)   (.28)      --      --   --   21.04     (1.31)
 2005                                   19.75       .11        1.46    1.57       --      --   --   21.32      7.95
 2004                                   18.79        --         .96     .96       --      --   --   19.75      5.11
 2003                                   17.68      (.02)       1.13    1.11       --      --   --   18.79      6.28
 2002                                   24.15      (.07)      (6.40)  (6.47)      --      --   --   17.68    (26.79)
----------------------------------------------------------------------------------------------------------------------

Class (Inception Date)
                                                               Ratios/Supplemental Data
                                    ------------------------------------------------------------------------------
                                               Before Credit/           After           After Credit/
                                                Reimbursement     Reimbursement(c)    Reimbursement(d)
RITTENHOUSE GROWTH                           -----------------   -----------------   -----------------
                                                         Ratio               Ratio               Ratio
                                                        of Net              of Net              of Net
                                                       Invest-             Invest-             Invest-
                                                          ment                ment                ment
                                             Ratio of   Income   Ratio of   Income   Ratio of   Income
                                             Expenses   (Loss)   Expenses   (Loss)   Expenses   (Loss)
                                      Ending       to       to         to       to         to       to
                                         Net  Average  Average    Average  Average    Average  Average   Portfolio
                                      Assets      Net      Net        Net      Net        Net      Net    Turnover
Year Ended July 31,                    (000)   Assets   Assets     Assets   Assets     Assets   Assets        Rate
-------------------------------------------------------------------------------------------------------------------
Class A (12/97)
 2006                               $ 37,129     1.51%    (.07)%     1.51%    (.07)%     1.51%    (.07)%        73%
 2005                                 41,139     1.48      .32       1.48      .32       1.48      .32          25
 2004                                 53,804     1.48     (.33)      1.43     (.28)      1.43     (.28)         19
 2003                                 64,680     1.57     (.41)      1.57     (.41)      1.57     (.41)         27*
 2002                                 64,914     1.45     (.58)      1.45     (.58)      1.45     (.58)         27
Class B (12/97)
 2006                                 41,445     2.27     (.82)      2.27     (.82)      2.27     (.82)         73
 2005                                 80,600     2.23     (.43)      2.23     (.43)      2.23     (.43)         25
 2004                                114,954     2.23    (1.09)      2.18    (1.04)      2.18    (1.04)         19
 2003                                137,213     2.32    (1.16)      2.32    (1.16)      2.32    (1.16)         27*
 2002                                145,947     2.20    (1.33)      2.20    (1.33)      2.20    (1.33)         27
Class C (12/97)
 2006                                 40,849     2.27     (.82)      2.27     (.82)      2.27     (.82)         73
 2005                                 64,103     2.23     (.43)      2.23     (.43)      2.23     (.43)         25
 2004                                 86,376     2.23    (1.09)      2.18    (1.04)      2.18    (1.04)         19
 2003                                103,318     2.32    (1.16)      2.32    (1.16)      2.32    (1.16)         27*
 2002                                104,626     2.20    (1.33)      2.20    (1.33)      2.20    (1.33)         27
Class R (12/97)
 2006                                 13,052     1.26      .18       1.26      .18       1.26      .18          73
 2005                                 16,082     1.22      .55       1.22      .55       1.22      .55          25
 2004                                 16,052     1.23     (.07)      1.17     (.02)      1.17     (.02)         19
 2003                                 13,785     1.31     (.14)      1.31     (.14)      1.31     (.14)         27*
 2002                                 29,977     1.20     (.34)      1.20     (.34)      1.20     (.34)         27
-------------------------------------------------------------------------------------------------------------------

* The cost of securities acquired in the acquisition of Nuveen Innovation Fund of $20,085,610 was excluded from the portfolio turnover rate calculation.
(a)Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)Total returns are calculated on net asset value without any sales charge and are not annualized.
(c)After expense reimbursement from the Adviser, where applicable.
(d)After custodian fee credit and expense reimbursement, where applicable.

                                See accompanying notes to financial statements.

----
41

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Nuveen Investment Trust II:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Nuveen Tradewinds International Value Fund, Nuveen Tradewinds Global All-Cap Fund and Nuveen Rittenhouse Growth Fund (each a series of the Nuveen Investment Trust II, hereafter referred to as the "Funds") at July 31, 2006, the results of each of their operations for the periods indicated, the changes in each of their net assets for each of the periods indicated and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). These standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

Chicago, IL
September 21, 2006


----
42

            Annual Investment Management Agreement Approval Process

The Board of Trustees is responsible for overseeing the performance of the investment advisers to the Funds and determining whether to approve or continue the advisory arrangements. At a meeting held on May 23-25, 2006 (the "May Meeting"), the Board of Trustees of the Funds, including the independent Trustees, unanimously approved the continuance of the respective Investment Management Agreement between the Nuveen Tradewinds International Value Fund (formerly known as Nuveen NWQ International Value Fund) and the Nuveen Rittenhouse Growth Fund and NAM, the Sub-Advisory Agreement between NAM and Tradewinds NWQ with respect to the Nuveen Tradewinds International Value Fund, and the Sub-Advisory Agreement between NAM and Rittenhouse with respect to the Nuveen Rittenhouse Growth Fund. Tradewinds NWQ and Rittenhouse are each a "Sub-Adviser," and NAM and the Sub-Advisers are each a "Fund Adviser." The Investment Management Agreement and Sub-Advisory Agreement with respect to the Nuveen Tradewinds Global All-Cap Fund (formerly known as Nuveen NWQ Global All-Cap Fund), between such Fund and NAM and between NAM and Tradewinds NWQ, respectively, were initially approved at a meeting held on February 20, 2006 (the "February Meeting"), and therefore were not up for renewal at the May Meeting. The approvals for the Nuveen Tradewinds International Value Fund and the Nuveen Rittenhouse Growth Fund are set forth below in Section I, followed by the discussion in Section II of the initial approval for the Nuveen Tradewinds Global All-Cap Fund.

               I. NUVEEN TRADEWINDS INTERNATIONAL VALUE FUND AND
                        NUVEEN RITTENHOUSE GROWTH FUND

The Approval Process
During the course of the year, the Board received a wide variety of materials relating to the services provided by the Fund Advisers and the performance of the Nuveen Tradewinds International Value Fund and the Nuveen Rittenhouse Growth Fund (for purposes of this Section I, the "Funds"). To assist the Board in its evaluation of the advisory contract with a Fund Adviser at the May Meeting, the independent Trustees received extensive materials in advance of their meeting which outlined, among other things:

.. the nature, extent and quality of services provided by the Fund Adviser;

.. the organization and business operations of the Fund Adviser, including the responsibilities of various departments and key personnel;

.. the Fund's past performance as well as the Fund's performance compared to funds of similar investment objectives compiled by an independent third party and with recognized and/or customized benchmarks (as appropriate);

.. the profitability of the Fund Adviser and certain industry profitability analyses for unaffiliated advisers;

.. the expenses of the Fund Adviser in providing the various services;

.. the advisory fees (gross and net management fees) and total expense ratios of the Fund, including comparisons of such fees and expenses with those of comparable, unaffiliated funds based on information and data provided by Lipper (the "Peer Universe") as well as compared to a subset of funds within the Peer Universe (the "Peer Group") to the respective Fund (as applicable);

.. the advisory fees the Fund Adviser assesses to other types of investment products or clients;

.. the soft dollar practices of the Fund Adviser; and

.. from independent legal counsel, a legal memorandum describing, among other things, the duties of the Trustees under the Investment Company Act of 1940 (the "1940 Act") as well as the general principles of relevant state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; an adviser's fiduciary duty with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards of directors have fulfilled their duties; and factors to be considered by the Board in voting on advisory agreements.

At the May Meeting, NAM made a presentation to and responded to questions from the Board. After the presentations and after reviewing the written materials, the independent Trustees met privately with their legal counsel to review the Board's duties in reviewing advisory contracts and consider the renewal of the advisory contracts. It is with this background that the Trustees considered each advisory contract (which includes the Sub-Advisory Agreements) with the respective Fund Adviser. The independent Trustees, in consultation with independent counsel, reviewed the factors set out in judicial decisions and directives of the Securities and Exchange Commission (the "SEC") relating to the renewal of advisory contracts. As outlined in more detail below, the Trustees considered all factors they believed relevant with respect to each Fund, including the following: (a) the nature, extent and quality of the services to be provided by the Fund Adviser; (b) the investment performance of the Fund and the Fund Adviser; (c) the costs of the services to be provided and the profitability of the Fund Adviser and its affiliates; (d) the extent to which economies of scale would be realized as the Fund grows; and (e) whether fee levels reflect these economies of scale for the benefit of Fund investors.

A. Nature, Extent and Quality of Services
In reviewing the Fund Advisers, the Trustees considered the nature, extent and quality of the respective Fund Adviser's services.

The Trustees reviewed materials outlining, among other things, the Fund Adviser's organization and business; the types of services that the respective Fund Adviser or its affiliates provide and are expected to provide to the Funds; the performance record of the


----
43
applicable Fund (as described in further detail below); and any initiatives Nuveen has taken for its mutual fund product line. In connection with their continued service as Trustees, the Trustees also have a good understanding of each Fund Adviser's organization, operations and personnel. In this regard, the Trustees are familiar with and have evaluated the professional experience, qualifications and credentials of the applicable Fund Adviser's personnel.

With respect to each Sub-Adviser, the Trustees also received and reviewed an evaluation of the Sub-Adviser from NAM. Such evaluation outlined, among other things, the Sub-Adviser's organizational history, client base, product mix, investment team and any changes thereto, investment process and any changes to its investment strategy, the respective Fund's investment objectives and performance (as applicable). The Trustees noted that NAM recommended the renewal of the Sub-Advisory Agreements and considered the basis for such recommendations and any qualifications in connection therewith.

Given the Trustees' experience with the Nuveen Tradewinds International Value Fund and each of its Fund Advisers (or predecessors thereto), the Trustees recognized the history of care and depth of experience of the respective personnel in managing this Fund, consistent investment process, and recent growth of assets under management.

With respect to the Nuveen Rittenhouse Growth Fund, while Rittenhouse has experienced challenging times, the Trustees recognized that Rittenhouse has undertaken a variety to initiatives to improve its performance, including modifications to its investment and risk management processes as well as changes and/or additions to its investment personnel coupled with a clarification of its responsibilities.

In addition to advisory services, the independent Trustees considered the quality of any administrative or non-advisory services provided. With respect to the Sub-Advisers, the independent Trustees noted that each Sub-Advisory Agreement was essentially an agreement for portfolio management services only and the Sub-Adviser was not expected to supply other significant administrative services to the respective Fund.

With respect to NAM, NAM provides the Funds with such administrative and other services (exclusive of, and in addition to, any such services provided by others for the Funds) and officers and other personnel as are necessary for the operations of the respective Fund. In connection with the review of the Investment Management Agreement, the Trustees considered the extent and quality of these other services which include, among other things, providing: product management (e.g., product positioning, performance benchmarking, risk management); fund administration (e.g., daily net asset value pricing and reconciliation, tax reporting, fulfilling regulatory filing requirements); oversight of third party service providers; administration of board relations (e.g., organizing board meetings and preparing related materials); compliance (e.g., monitoring compliance with investment policies and guidelines and regulatory requirements); and legal support (e.g., helping prepare and file registration statements, amendments thereto, proxy statements and responding to regulatory requests and/or inquiries). As the Funds operate in a highly regulated industry and given the importance of compliance, the Trustees considered, in particular, the additions of experienced personnel to the compliance teams and the enhancements to technology and related systems to support the compliance activities for the Funds (including a new reporting system for quarterly portfolio holdings). In addition to the above, because each Fund utilizes a sub-adviser, the Trustees also considered NAM's ability and procedures to monitor the respective Sub-Adviser's performance, business practices and compliance policies and procedures. In this regard, the Trustees noted the enhancements in the investment oversight process, including increased site visits and departments participating in investment oversight.

Based on their review, the Trustees found that, overall, the nature, extent and quality of services provided (and expected to be provided) to each Fund under the respective Investment Management Agreement or Sub-Advisory Agreement, as applicable, were of a high level and were satisfactory.

B. The Investment Performance of the Funds and Fund Advisers
The Board considered the investment performance for each Fund, including the Fund's historic performance as well as its performance compared to funds with similar investment objectives identified by an independent third party (the "Performance Peer Group") and recognized and/or customized benchmarks (as applicable). In evaluating the performance information, in certain instances, the Trustees noted that the closest Performance Peer Group for a fund still may not adequately reflect such fund's investment objectives and strategies, thereby limiting the usefulness of the comparisons of such fund's performance with that of the Performance Peer Group (such as the Performance Peer Groups of the Nuveen Balanced Stock and Bond Fund, Nuveen Balanced Municipal and Stock Fund and Nuveen Tradewinds Value Opportunities Fund).

In reviewing performance, the Trustees reviewed performance information including, among other things, total return information compared with the Fund's Performance Peer Group as well as recognized and/or customized benchmarks (as appropriate) for the one-, three- and five-year periods (as applicable) ending December 31, 2005. This information supplements the Fund performance information provided to the Board at each of their quarterly meetings. Based on their review, the Trustees determined that the respective Fund's absolute and relative investment performance over time had been satisfactory, except as noted.

While the Nuveen Rittenhouse Growth Fund has experienced challenging times, the Trustees noted improvement in such Fund's most recent quarterly performance as well as the various initiatives undertaken to address performance concerns. In this regard, the Trustees noted the changes to its investment process to expand its universe of eligible investments, enhancements to its risk management processes, the restructuring and additions to its investment team and clarification of its responsibilities and the support of Nuveen (through, among other things, the investments in additional personnel and quantitative programs).


----
44

C. Fees, Expenses and Profitability
 1. Fees and Expenses
 In evaluating the management fees and expenses of the Funds, the Board reviewed, among other things, each Fund's advisory fees (net and gross management fees) and total expense ratios (before and after expense reimbursements and/or waivers) in absolute terms as well as comparisons to the gross management fees (before waivers), net management fees (after waivers) and total expense ratios (before and after waivers) of comparable funds in the Peer Universe and the Peer Group. The Trustees reviewed data regarding the construction of Peer Groups as well as the methods of measurement for the fee and expense analysis and the performance analysis. In certain cases, due to the small number of peers in the Peer Universe, the Peer Universe and Peer Group may be the same. Further, the Trustees recognized that in certain cases, the closest Peer Universe and/or Peer Group may not adequately reflect a fund's investment objectives and strategies limiting the usefulness of comparisons (e.g., Nuveen Balanced Stock and Bond Fund, Nuveen Balanced Municipal and Stock Fund and Nuveen Tradewinds Value Opportunities Fund). In reviewing comparisons, the Trustees also considered the size of the Peer Universe and/or Peer Group, the composition of the Peer Group (including, in particular, the asset size of the peers) as well as differing levels of fee waivers and/or expense reimbursements. In this regard, the Trustees considered the fund-level and complex-wide breakpoint schedules (described in further detail below) and any fee waivers and reimbursements provided by Nuveen. With respect to the Nuveen Rittenhouse Growth Fund, the Trustees noted that Nuveen has agreed to waive certain fees and reimburse certain expenses. Based on their review of the fee and expense information provided, the Trustees determined that each Fund's net total expense ratio was within an acceptable range compared to peers.

 2. Comparisons with the Fees of Other Clients
 The Trustees further reviewed data comparing the advisory fees of NAM with fees NAM charges to other clients (such as separate managed accounts and funds that are not offered by Nuveen Investments but are sub-advised by one of Nuveen's investment management teams). In general, the advisory fees charged for separate accounts are somewhat lower than the advisory fees assessed to the Funds. The Trustees recognized that the differences in fees are attributable to a variety of factors, including the differences in services provided, product distribution, portfolio investment policies, investor profiles, account sizes and regulatory requirements. The Trustees noted, in particular, that the range of services provided to the Funds is more extensive than that provided to managed separate accounts. As described in further detail above, such additional services include, but are not limited to, providing: product management, fund administration, oversight of third party service providers, administration of board relations, and legal support. Funds further operate in a highly regulated industry requiring extensive compliance functions compared to the other investment products. In addition to the costs of the additional services, administrative costs may also be greater for funds as the average account size for separate accounts is notably larger than the retail accounts of funds. Given the differences in the product structures, particularly the extensive services provided to the Funds, the Trustees believe such facts justify the different levels of fees.

 In considering the fees of each Sub-Adviser, the Trustees also considered the pricing schedule that the respective Sub-Adviser charges for similar investment management services for other fund sponsors or clients.

 3. Profitability of Fund Advisers
 In conjunction with its review of fees, the Trustees also considered the profitability of Nuveen Investments for advisory activities (which incorporated Nuveen's wholly-owned affiliated sub-advisers). The Trustees reviewed data comparing Nuveen's profitability with other fund sponsors prepared by three independent third party service providers as well as comparisons of the revenues, expenses and profits margins of various unaffiliated management firms with similar amounts of assets under management prepared by Nuveen. The Trustees further reviewed the 2005 Annual Report for Nuveen Investments. In considering profitability, the Trustees recognized the inherent limitations in determining profitability as well as the difficulties in comparing the profitability of other unaffiliated advisers. Profitability may be affected by numerous factors, including the methodology for allocating expenses, the adviser's business mix, the types of funds managed, the adviser's capital structure and cost of capital. Further, individual fund or product line profitability of other sponsors is generally not publicly available. Accordingly, the profitability information that is publicly available from various investment advisory or management firms may not be representative of the industry.

Notwithstanding the foregoing, in reviewing profitability, the Trustees reviewed Nuveen's methodology and assumptions for allocating expenses across product lines to determine profitability. In this regard, the methods of allocation used appeared reasonable. The Trustees also, to the extent available, compared Nuveen's profitability margins (including pre- and post-marketing profit margins) with the profitability of various unaffiliated management firms. The Trustees noted that Nuveen's profitability is enhanced due to its efficient internal business model. The Trustees also recognized that while a number of factors affect profitability, Nuveen's profitability may change as fee waivers and/or expense reimbursement commitments of Nuveen to various funds in the Nuveen complex expire. To keep apprised of profitability and developments that may affect profitability, the Trustees have requested profitability analysis be provided periodically during the year. Based on their review, the Trustees were satisfied that the level of profitability was reasonable in light of the services provided.

In evaluating the reasonableness of the compensation, the Trustees also considered any other revenues paid to a Fund Adviser as well as any indirect benefits (such as soft dollar arrangements, if any) the Fund Adviser and its affiliates are expected to receive that


----
45
are directly attributable to their management of the Funds, if any. See Section E of this Section I below for additional information. Based on their review of the overall fee arrangements of the applicable Fund, the Trustees determined that the advisory fees and expenses of the respective Fund were reasonable.

D. Economies of Scale and Whether Fee Levels Reflect These Economies of Scale With respect to economies of scale, the Trustees recognized the potential benefits resulting from the costs of a fund being spread over a larger asset base as a fund grows. To help ensure the shareholders share in these benefits, the Trustees have reviewed and considered the breakpoints in the advisory fee schedules that reduce advisory fees as the applicable Fund's assets grow. In addition to advisory fee breakpoints as assets in a respective Fund rise, after lengthy discussions with management, the Board also approved a complex-wide fee arrangement that was introduced on August 1, 2004. Pursuant to the complex-wide fee arrangement, the fees of the funds in the Nuveen complex, including the Funds, are reduced as the assets in the fund complex reach certain levels. In evaluating the complex-wide fee arrangement, the Trustees considered, among other things, the historic and expected fee savings to shareholders as assets grow, the amount of fee reductions at various asset levels, and that the arrangement would extend to all funds in the Nuveen complex. The Trustees noted that 2005 was the first full year to reflect the fee reductions from the complex wide fee arrangement. The Trustees also considered the impact, if any, the complex-wide fee arrangement may have on the level of services provided. Based on their review, the Trustees concluded that the breakpoint schedule and complex-wide fee arrangement currently was acceptable and desirable in providing benefits from economies of scale to shareholders.

E. Indirect Benefits
In evaluating fees, the Trustees also considered any indirect benefits or profits the respective Fund Adviser or its affiliates may receive as a result of its relationship with each Fund, including any sales charges and distribution fees received and retained by the Funds' principal underwriter, Nuveen Investments, LLC, an affiliate of NAM as well as any benefits derived from soft dollar arrangements.

The Trustees recognized that an affiliate of NAM provides distribution and shareholder services to the Funds and their shareholders for which it may be compensated pursuant to a 12b-1 plan. The Trustees therefore considered the 12b-1 fees retained by Nuveen during the last calendar year.

In addition to the above, the Trustees considered whether the Fund Adviser received any benefits from soft dollar arrangements. With respect to NAM, the Trustees noted that NAM does not currently have any soft dollar arrangements and does not pay excess brokerage commissions (or spreads on principal transactions) in order to receive research services; however, NAM may from time to time receive and have access to research generally provided to institutional clients. The Trustees considered that both Sub-Advisers do benefit from their soft dollar arrangements pursuant to which the respective Sub-Adviser receives research from brokers that execute the applicable Fund's portfolio transactions. At the May Meeting as well as prior meetings, the Trustees have received and reviewed materials concerning such Sub-Advisers' (or predecessors') soft dollar arrangements, including the types of research received. In this regard, the respective Sub-Adviser limits the type of research received with the use of soft dollars to that with intellectual content. Accordingly, the Trustees noted that such Sub-Adviser's profitability may be lower if it was required to pay for this research with hard dollars.

F. Other Considerations
The Trustees did not identify any single factor discussed previously as all-important or controlling. The Trustees, including a majority of independent Trustees, concluded that the terms of the Investment Management and Sub-Advisory Agreements were fair and reasonable, that the respective Fund Adviser's fees are reasonable in light of the services provided to each Fund and that the renewal of the NAM Investment Management Agreement and the Sub-Advisory Agreements should be approved.

                   II. NUVEEN TRADEWINDS GLOBAL ALL-CAP FUND

The Approval Process
With respect to the Nuveen Tradewinds Global All-Cap Fund (for purposes of this
Section II, the "Fund"), to assist the Board in its evaluation of an advisory contract with a Fund Adviser at the February Meeting, the independent Trustees previously had received, in adequate time in advance of this meeting or at prior meetings, materials which outlined, among other things:

.. the services currently provided by each Fund Adviser to other Nuveen funds and expected to be provided to the Fund;

.. the organization of the Fund Adviser, including the responsibilities of various departments and key personnel;

.. the expertise and background of the Sub-Adviser with respect to the Fund's investment strategy;

.. NAM's (and NAM's predecessor's) performance record with other funds and either hypothetical performance of the Fund or historical performance of the Fund Adviser, where applicable;

.. the profitability of NAM (which incorporated Nuveen's wholly-owned subsidiaries, including Tradewinds NWQ);

.. the expenses of NAM in providing the various services;


----
46

.. the proposed management fees of the Fund Adviser, including comparisons of such fees with the management fees of comparable, unaffiliated funds as well as comparisons of the Fund Adviser's management fees with the fees the Fund Adviser assesses to other types of investment products or accounts, if any and expense waivers to be applied to the Fund;

.. the soft dollar practices of the Fund Adviser; and

.. the expected expenses of the Fund, including comparisons of the Fund's expected expense ratio with the expense ratios of comparable, unaffiliated funds.

In addition to the foregoing materials, independent legal counsel to the independent Trustees reviewed with the independent Trustees their duties as Trustees under the 1940 Act as well as the general principles of relevant state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; an adviser's fiduciary duty with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards of directors have fulfilled their duties; and factors to be considered by the Board in voting on advisory agreements.

At the February Meeting, NAM made a presentation to and responded to questions from the Board. In addition, the independent Trustees noted their earlier experience with Tradewinds NWQ due to their service to other Nuveen funds. After the presentation and after reviewing the written materials, the independent Trustees met privately with their legal counsel to review the Board's duties in reviewing advisory contracts and consider the approval of the advisory contracts. It is with this background that the Trustees considered each advisory contract (which includes the sub-advisory contract) with a Fund Adviser. The independent Trustees, in consultation with independent counsel, reviewed the factors set out in judicial decisions and directives of the SEC relating to the approval of advisory contracts. As outlined in more detail below, the Trustees considered all factors they believed relevant with respect to the Fund, including the following: (a) the nature, extent and quality of the services to be provided by the Fund Adviser; (b) the investment performance of the Fund Adviser; (c) the costs of the services to be provided and the profitability of the Fund Adviser and its affiliates; (d) the extent to which economies of scale would be realized as the Fund grows; and (e) whether fee levels reflect these economies of scale for the benefit of Fund investors.

A. Nature, Extent and Quality of Services
In evaluating the nature, extent and quality of the respective Fund Adviser's services, the Trustees reviewed information concerning the types of services that a Fund Adviser or its affiliates currently provide to other Nuveen funds (as applicable) and are expected to provide to the Fund; narrative and/or statistical information concerning the Fund Adviser's performance record with other funds they advise; information describing Nuveen's organization and its various departments, the experience and responsibilities of key personnel; and available resources and information regarding the expertise and background of the Sub-Adviser with the Fund's investment strategy. As noted, given the Trustees' experience with the other Nuveen funds and the Fund Advisers, the Trustees noted that they were familiar with and continue to have a good understanding of the organization, operations and personnel of the Fund Advisers.

In addition to advisory services, the independent Trustees considered the quality of any administrative or non-advisory services to be provided. In this regard, NAM is expected to provide the Fund with such administrative and other services (exclusive of, and in addition to, any such services provided by others for the Fund) and officers and other personnel as are necessary for the operations of the Fund. In addition to investment management services, NAM and its affiliates will provide the Fund with a wide range of services, including: preparing shareholder reports; providing daily accounting; providing quarterly financial statements; overseeing and coordinating the activities of other service providers; administering and organizing Board meetings and preparing the Board materials for such meetings; providing legal support (such as helping to prepare registration statements, amendments thereto and proxy statements and responding to regulatory inquiries); and performing other fund administrative tasks necessary for the operation of the Fund (such as tax reporting and fulfilling regulatory filing requirements). In evaluating the administrative services, the Trustees also considered, in particular, a Fund Adviser's policies and procedures for assuring compliance with applicable laws and regulations in light of the enhanced SEC regulations governing compliance. In this regard, the Trustees previously have recognized NAM's focus on compliance and its compliance systems. In connection with their review of the advisory contracts of other Nuveen funds with the Fund Advisers at their May 2005 meeting (the "May 2005 Meeting"), the Trustees had previously received information regarding the additions of experienced personnel to NAM's compliance group and modifications and other enhancements to NAM's computer systems. In addition to the foregoing, the Trustees had noted that NAM outsources certain services that cannot be replicated without significant costs or at the same level of expertise. Such outsourcing has been a beneficial and efficient use of resources by keeping expenses low while obtaining quality services. Further, as the Fund will utilize a sub-adviser, the Trustees considered NAM's ability and procedures to monitor the Sub-Adviser's performance, business practices and compliance policies and procedures. In this regard, the Trustees have recognized the role of NAM's investment oversight committee, including its increased personnel, the responsibilities and experience of the staff, and procedures to monitor sub-advisers, including the use of site visits.

In evaluating the services of the Sub-Adviser, the independent Trustees noted that the Sub-Advisory Agreement was essentially an agreement for portfolio management services only and the Sub-Adviser was not expected to supply other significant administrative services to the Fund.

Based on their review, the Trustees found that, overall, the nature, extent and quality of services expected to be provided to the Fund under the respective Investment Management Agreement or Sub-Advisory Agreement, as applicable, were sufficient.


----
47

B. The Investment Performance of the Fund Advisers
As the Fund was new and did not have its own performance history at the time of the February Meeting, the Board reviewed (either at the February Meeting and/or earlier meetings) and considered performance information regarding each Fund Adviser's past performance record with other funds or accounts with similar investment policies.

C. Fees, Expenses and Profitability
 1. Fees and Expenses
 In evaluating the management fees and expenses that the Fund was expected to bear, the Trustees considered the Fund's proposed management fee structure, its sub-advisory fee arrangements and its expected expense ratios in absolute terms as well as compared with the fees and expense ratios of comparable, unaffiliated funds. At prior meetings, the Trustees reviewed the financial information of NAM and its affiliates, including revenues, expenses and profitability. In reviewing fees, the Trustees, among other things, reviewed comparisons of the Fund's proposed gross management fees and expected expense ratios with those of unaffiliated, comparable funds. In this regard, the Trustees also considered the fund-level and complex-wide breakpoint schedules. The complex-wide breakpoint schedule was instituted in 2004 and is described in further detail below in Section D of this Section II entitled "Economies of Scale and Whether Fee Levels Reflect These Economies of Scale." The Trustees also noted the two-tiered expense waivers with respect to the Fund.

 2. Comparisons with the Fees of Other Clients
 Due to their experience with other Nuveen funds, the Trustees were familiar with the fees assessed to other clients of Nuveen or its affiliates that were managed in the same or similar investment style. With respect to separately managed accounts, the advisory fees charged to such separately managed accounts are generally lower than those charged to the comparable funds. The Trustees noted, however, the additional services that are provided and the costs incurred by Nuveen in managing and operating registered investment companies, such as the Fund, compared to individually managed separate accounts. For instance, as described above, NAM and its affiliates will provide numerous services to the Fund including, but not limited to, preparing shareholder reports; providing daily accounting; preparing quarterly financial statements; overseeing and coordinating the activities of other service providers; administering and organizing Board meetings and preparing the Board materials for such meetings; providing legal support; and administering all other aspects of the Fund's operations. Further, the Trustees noted the increased compliance requirements for funds in light of new SEC regulations and other legislation. These services are generally not required to the same extent, if at all, for separate accounts. In addition to the differences in services, the Trustees also considered, among other things, the differences in product distribution, investor profiles and account sizes. Accordingly, the Trustees believed that the nature and number of services provided to operate the Fund merit the higher fees than those to separate managed accounts.

 In considering the fees of the Sub-Adviser, the Trustees also considered the pricing schedule the respective Sub-Adviser charges for similar investment management services for other fund sponsors or clients.

 3. Profitability of NAM
 In conjunction with its review of fees, the Trustees also considered the profitability of NAM (which incorporated Nuveen's wholly-owned subsidiaries except Santa Barbara Asset Management which was newly acquired). At their May 2005 Meeting, the Trustees reviewed NAM's revenues, expenses and profitability margins (on both a pre-tax and after-tax basis). In reviewing profitability, the Trustees recognized that one of the most difficult issues in determining profitability is establishing a method of allocating expenses. At the May 2005 Meeting, the Trustees reviewed NAM's assumptions and methodology of allocating expenses and noted that the methods of allocation used appeared reasonable but also had recognized the inherent limitations in allocating costs among various advisory products. In reviewing NAM's profitability, the Trustees had recognized that individual fund or product line profitability of other advisers is generally not publicly available. Further, profitability may be affected by numerous factors including the types of funds managed, expense allocations, business mix, etc., and therefore comparability of profitability is somewhat limited. Nevertheless, to the extent available, the Trustees had considered NAM's profit margin compared to the profitability of various publicly-traded investment management companies and/or investment management companies that publicly disclose some or all of their financial results compiled by three independent third-party service providers. In their review, the Trustees also reviewed the revenues, expenses and profit margins of various unaffiliated advisory firms with similar amounts of assets under management for the last year prepared by NAM. Based on their review, the Trustees were satisfied that the level of expected profitability was reasonable in light of the services provided.

In evaluating the reasonableness of the compensation, the Trustees also considered any other revenues paid to a Fund Adviser as well as any indirect benefits (such as soft dollar arrangements, if any) the Fund Adviser and its affiliates are expected to receive that are directly attributable to their management of the Fund, if any. See Section E of this Section II below for additional information. Based on their review of the overall fee arrangements of the Fund, the Trustees determined that the advisory fees and expenses of the Fund were reasonable.

D. Economies of Scale and Whether Fee Levels Reflect These Economies of Scale In reviewing compensation, the Trustees have long understood the benefits of economies of scale as the assets of a fund grow and have sought to ensure that shareholders share in these benefits. One method for shareholders to share in economies of scale is to


----
48
include breakpoints in the advisory fee schedules that reduce fees as fund assets grow. Accordingly, the Trustees received and reviewed the schedule of proposed advisory fees for the Fund, including fund-level breakpoints thereto. In addition, after lengthy negotiations with management, the Board in May, 2004 approved a complex-wide fee arrangement pursuant to which fees of the funds in the Nuveen complex, which would include the Fund, are reduced as the assets in the fund complex reach certain levels. In evaluating the complex-wide fee arrangement, the Trustees considered, among other things, the historic and expected fee savings to shareholders as assets grow, the amount of fee reductions at various asset levels, and that the arrangement would extend to all funds in the Nuveen complex. The Trustees also considered the impact, if any, the complex-wide fee arrangement may have on the level of services provided. Based on their review, the Trustees concluded that the breakpoint schedules and complex-wide fee arrangement currently were acceptable and desirable in providing benefits from economies of scale to shareholders.

E. Indirect Benefits
In evaluating fees, the Trustees also considered any indirect benefits or profits the respective Fund Adviser or its affiliates may receive as a result of its relationship with each Fund. In this regard, the Trustees considered any benefits from soft dollar arrangements. The Trustees have recognized that although NAM manages a large amount of assets, it has very little, if any, brokerage to allocate. This is due to the fact that NAM typically manages the portfolios of the municipal funds in the Nuveen complex and municipal bonds generally trade on a principal basis. Accordingly, NAM does not currently have any soft dollar arrangements and does not pay excess brokerage commissions (or spreads on principal transactions) in order to receive research services. The Trustees also considered the soft dollar arrangements of the Sub-Adviser. The Trustees noted that Tradewinds NWQ (or its predecessor) has engaged in soft dollar arrangements and that it benefits from these arrangements by receiving research from brokers that execute the Fund's portfolio transactions. The Trustees considered the brokerage practices of each Fund Adviser, including its broker allocation policies and procedures, the types of research and brokerage services received, and the brokers providing such services. With respect to the services received, the Trustees noted the services were to be limited to services with intellectual content.

In addition to soft dollar arrangements, the Trustees also considered any other revenues, if any, received by NAM or its affiliates.

F. Approval
The Trustees did not identify any single factor discussed previously as all-important or controlling. The Trustees, including a majority of independent Trustees, concluded that the terms of the respective Investment Management and Sub-Advisory Agreements were fair and reasonable, that the respective Fund Adviser's fees are reasonable in light of the services to be provided to the Fund and the NAM Investment Management Agreement and the Sub-Advisory Agreement should be and were approved.


----
49

                                     Notes

--------------------------------------------------------------------------------
50

                                     Notes

--------------------------------------------------------------------------------
51

                                     Notes

--------------------------------------------------------------------------------
52

  Trustees and Officers
================================================================================


The management of the Funds, including general supervision of the duties performed for the Funds by the Adviser, is the responsibility of the Board of Trustees of the Funds. The number of trustees of the Funds is currently set at nine. None of the trustees who are not "interested" persons of the Funds has ever been a director or employee of, or consultant to, Nuveen or its affiliates. The names and business addresses of the trustees and officers of the Funds, their principal occupations and other affiliations during the past five years, the number of portfolios each oversees and other directorships they hold are set forth below.

The Funds' Statement of Additional Information ("SAI") includes more information about the Trustees. To request a free copy, call Nuveen Investments at (800) 257-8787 or visit the Funds' website at www.nuveen.com.

                                                                                                          Number of
                                                                                                        Portfolios in
Name,                       Position(s)      Year First   Principal Occupation(s)                       Fund Complex
Birthdate                   Held with        Elected or   Including other Directorships                  Overseen by
and Address                 the Funds       Appointed (2) During Past 5 Years                              Trustee
---------------------------------------------------------------------------------------------------------------------

Trustee who is an interested person of the Funds:


---------------------------------------------------------------------------------------------------------------------
Timothy R. Schwertfeger (1) Chairman of the     1994      Chairman (since 1996) and Director of Nuveen       167
3/28/49                     Board and                     Investments, Inc., Nuveen Investments, LLC,
333 W. Wacker Drive         Trustee                       Nuveen Advisory Corp. and Nuveen
Chicago, IL 60606                                         Institutional Advisory Corp.(4); formerly,
                                                          Director (1996-2006) of Institutional
                                                          Capital Corporation; Chairman and Director
                                                          (since 1997) of Nuveen Asset Management;
                                                          Chairman and Director of Rittenhouse Asset
                                                          Management, Inc. (since 1999); Chairman of
                                                          Nuveen Investments Advisers Inc. (since
                                                          2002).

Trustees who are not interested persons of the Funds:


---------------------------------------------------------------------------------------------------------------------
Robert P. Bremner           Lead                1997      Private Investor and Management Consultant.        167
8/22/40                     Independent
333 W. Wacker Drive         Trustee
Chicago, IL 60606


---------------------------------------------------------------------------------------------------------------------
Lawrence H. Brown           Trustee             1993      Retired (since 1989) as Senior Vice                167
7/29/34                                                   President of The Northern Trust Company;
333 W. Wacker Drive                                       Director (since 2002) Community Advisory
Chicago, IL 60606                                         Board for Highland Park and Highwood, United
                                                          Way of the North Shore.


---------------------------------------------------------------------------------------------------------------------
Jack B. Evans               Trustee             1999      President, The Hall-Perrine Foundation, a          167
10/22/48                                                  private philanthropic corporation (since
333 W. Wacker Drive                                       1996); Director and Vice Chairman, United
Chicago, IL 60606                                         Fire Group, a publicly held company; Adjunct
                                                          Faculty Member, University of Iowa;
                                                          Director, Gazette Companies; Life Trustee of
                                                          Coe College and Iowa College Foundation;
                                                          formerly, Director, Alliant Energy;
                                                          formerly, Director, Federal Reserve Bank of
                                                          Chicago; formerly, President and Chief
                                                          Operating Officer, SCI Financial Group,
                                                          Inc., a regional financial services firm.


---------------------------------------------------------------------------------------------------------------------
William C. Hunter           Trustee             2004      Dean, Tippie College of Business, University       167
3/6/48                                                    of Iowa (since June 2006); formerly, Dean
333 W. Wacker Drive                                       and Distinguished Professor of Finance,
Chicago, IL 60606                                         School of Business at the University of
                                                          Connecticut (2003-2006); previously, Senior
                                                          Vice President and Director of Research at
                                                          the Federal Reserve Bank of Chicago
                                                          (1995-2003); Director (since 1997), Credit
                                                          Research Center at Georgetown University;
                                                          Director (since 2004) of Xerox Corporation;
                                                          Director, SS&C Technologies, Inc. (May
                                                          2005-October 2005).


---------------------------------------------------------------------------------------------------------------------
David J. Kundert            Trustee             2005      Retired (since 2004) as Chairman, JPMorgan         165
10/28/42                                                  Fleming Asset Management, President and CEO,
333 W. Wacker Drive                                       Banc One Investment Advisors Corporation,
Chicago, IL 60606                                         and President, One Group Mutual Funds; prior
                                                          thereto, Executive Vice President, Banc One
                                                          Corporation and Chairman and CEO, Banc One
                                                          Investment Management Group; Board of
                                                          Regents, Luther College; member of the
                                                          Wisconsin Bar Association; member of Board
                                                          of Directors, Friends of Boerner Botanical
                                                          Gardens.

----
53

================================================================================

                                                                                                  Number of
                                                                                                Portfolios in
Name,                Position(s)     Year First   Principal Occupation(s)                       Fund Complex
Birthdate            Held with       Elected or   Including other Directorships                  Overseen by
and Address          the Funds      Appointed (2) During Past 5 Years                              Trustee
-------------------------------------------------------------------------------------------------------------
William J. Schneider Trustee            1997      Chairman of Miller-Valentine Partners Ltd.,        167
9/24/44                                           a real estate investment company; formerly,
333 W. Wacker Drive                               Senior Partner and Chief Operating Officer
Chicago, IL 60606                                 (retired 2004) of Miller-Valentine Group;
                                                  formerly, Vice President, Miller-Valentine
                                                  Realty; Board Member, Chair of the Finance
                                                  Committee and member of the Audit Committee
                                                  of Premier Health Partners, the
                                                  not-for-profit company of Miami Valley
                                                  Hospital; Vice President, Dayton
                                                  Philharmonic Orchestra Association; Board
                                                  Member, Regional Leaders Forum, which
                                                  promotes cooperation on economic development
                                                  issues; Director, Dayton Development
                                                  Coalition; formerly, Member, Community
                                                  Advisory Board, National City Bank, Dayton,
                                                  Ohio and Business Advisory Council,
                                                  Cleveland Federal Reserve Bank.


-------------------------------------------------------------------------------------------------------------
Judith M. Stockdale  Trustee            1997      Executive Director, Gaylord and Dorothy            167
12/29/47                                          Donnelley Foundation (since 1994); prior
333 W. Wacker Drive                               thereto, Executive Director, Great Lakes
Chicago, IL 60606                                 Protection Fund (from 1990 to 1994).


-------------------------------------------------------------------------------------------------------------
Eugene S. Sunshine   Trustee            2005      Senior Vice President for Business and             167
1/22/50                                           Finance, Northwestern University (since
333 W. Wacker Drive                               1997); Director (since 2003), Chicago Board
Chicago, IL 60606                                 Options Exchange; formerly, Director
                                                  (2003-2006), National Mentor Holdings, a
                                                  privately-held, national provider of home
                                                  and community-based services; Chairman
                                                  (since 1997), Board of Directors, Rubicon, a
                                                  pure captive insurance company owned by
                                                  Northwestern University; Director (since
                                                  1997), Evanston Chamber of Commerce and
                                                  Evanston Inventure, a business development
                                                  organization.
                                                                                                  Number of
                                                                                                Portfolios in
Name,                Position(s)     Year First                                                 Fund Complex
Birthdate            Held with       Elected or   Principal Occupation(s)                        Overseen by
and Address          the Funds      Appointed (3) During Past 5 Years                              Officer
-------------------------------------------------------------------------------------------------------------

Officers of the Funds:


-------------------------------------------------------------------------------------------------------------
Gifford R. Zimmerman Chief              1988      Managing Director (since 2002), Assistant          167
9/9/56               Administrative               Secretary and Associate General Counsel,
333 W. Wacker Drive  Officer                      formerly, Vice President and Assistant
Chicago, IL 60606                                 General Counsel, of Nuveen Investments, LLC;
                                                  Managing Director (2002-2004), General
                                                  Counsel (1998-2004) and Assistant Secretary,
                                                  formerly, Vice President of Nuveen Advisory
                                                  Corp. and Nuveen Institutional Advisory
                                                  Corp.(4); Managing Director (since 2002) and
                                                  Assistant Secretary and Associate General
                                                  Counsel, formerly, Vice President (since
                                                  1997), of Nuveen Asset Management; Managing
                                                  Director (since 2004) and Assistant
                                                  Secretary (since 1994) of Nuveen
                                                  Investments, Inc.; Assistant Secretary of
                                                  NWQ Investment Management Company, LLC.
                                                  (since 2002); Vice President and Assistant
                                                  Secretary of Nuveen Investments Advisers
                                                  Inc. (since 2002); Managing Director,
                                                  Associate General Counsel and Assistant
                                                  Secretary of Rittenhouse Asset Management,
                                                  Inc. and Symphony Asset Management LLC
                                                  (since 2003); Assistant Secretary of
                                                  Tradewinds NWQ Global Investors, LLC (since
                                                  2006); Chartered Financial Analyst.


-------------------------------------------------------------------------------------------------------------
Julia L. Antonatos   Vice President     2004      Managing Director (since 2005), formerly           167
9/22/63                                           Vice President (since 2002); formerly,
333 W. Wacker Drive                               Assistant Vice President (since 2000) of
Chicago, IL 60606                                 Nuveen Investments, LLC; Chartered Financial
                                                  Analyst.


-------------------------------------------------------------------------------------------------------------
Michael T. Atkinson  Vice President     2000      Vice President (since 2002), formerly,             167
2/3/66               and Assistant                Assistant Vice President (since 2000) of
333 W. Wacker Drive  Secretary                    Nuveen Investments, LLC.
Chicago, IL 60606

----
54

                                                                                                   Number of
                                                                                                 Portfolios in
Name,                 Position(s)     Year First   Principal Occupation(s)                       Fund Complex
Birthdate             Held with       Elected or   Including other Directorships                  Overseen by
and Address           the Funds      Appointed (3) During Past 5 Years                              Trustee
--------------------------------------------------------------------------------------------------------------
Peter H. D'Arrigo     Vice President     1999      Vice President and Treasurer of Nuveen             167
11/28/67              and Treasurer                Investments, LLC and of Nuveen Investments,
333 W. Wacker Drive                                Inc. (since 1999); Vice President and
Chicago, IL 60606                                  Treasurer of Nuveen Asset Management (since
                                                   2002) and of Nuveen Investments Advisers
                                                   Inc. (since 2002); Assistant Treasurer of
                                                   NWQ Investment Management Company, LLC.
                                                   (since 2002); Vice President and Treasurer
                                                   of Nuveen Rittenhouse Asset Management, Inc.
                                                   and Symphony Asset Management LLC (since
                                                   2003); Treasurer, Tradewinds NWQ Global
                                                   Investors, LLC (since 2006); formerly, Vice
                                                   President and Treasurer (1999-2004) of
                                                   Nuveen Advisory Corp. and Nuveen
                                                   Institutional Advisory Corp.(4); Chartered
                                                   Financial Analyst.


--------------------------------------------------------------------------------------------------------------
John N. Desmond       Vice President     2005      Vice President, Director of Investment             167
8/24/61                                            Operations, Nuveen Investments, LLC (since
333 W. Wacker Drive                                2005); formerly, Director, Business Manager,
Chicago, IL 60606                                  Deutsche Asset Management (2003-2004),
                                                   Director, Business Development and
                                                   Transformation, Deutsche Trust Bank Japan
                                                   (2002-2003); previously, Senior Vice
                                                   President, Head of Investment Operations and
                                                   Systems, Scudder Investments Japan,
                                                   (2000-2002), Senior Vice President, Head of
                                                   Plan Administration and Participant
                                                   Services, Scudder Investments (1995-2002).


--------------------------------------------------------------------------------------------------------------
Jessica R. Droeger    Vice President     1998      Vice President (since 2002), Assistant             167
9/24/64               and Secretary                Secretary and Assistant General Counsel
333 W. Wacker Drive                                (since 1998) formerly, Assistant Vice
Chicago, IL 60606                                  President (since 1998) of Nuveen
                                                   Investments, LLC; Vice President (2002-2004)
                                                   and Assistant Secretary (1998-2004)
                                                   formerly, Assistant Vice President of Nuveen
                                                   Advisory Corp. and Nuveen Institutional
                                                   Advisory Corp.(4); Vice President and
                                                   Assistant Secretary (since 2005) of Nuveen
                                                   Asset Management.


--------------------------------------------------------------------------------------------------------------
Lorna C. Ferguson     Vice President     1998      Managing Director (since 2004), formerly,          167
10/24/45                                           Vice President of Nuveen Investments, LLC,
333 W. Wacker Drive                                Managing Director (2004) formerly, Vice
Chicago, IL 60606                                  President (1998-2004) of Nuveen Advisory
                                                   Corp. and Nuveen Institutional Advisory
                                                   Corp.(4); Managing Director (since 2005) of
                                                   Nuveen Asset Management.


--------------------------------------------------------------------------------------------------------------
William M. Fitzgerald Vice President     1995      Managing Director (since 2002), formerly,          167
3/2/64                                             Vice President of Nuveen Investments;
333 W. Wacker Drive                                Managing Director (1997-2004) of Nuveen
Chicago, IL 60606                                  Advisory Corp. and Nuveen Institutional
                                                   Advisory Corp.(4); Managing Director (since
                                                   2001) of Nuveen Asset Management ; Vice
                                                   President (since 2002) of Nuveen Investments
                                                   Advisers Inc.; Chartered Financial Analyst.


--------------------------------------------------------------------------------------------------------------
Stephen D. Foy        Vice President     1998      Vice President (since 1993) and Funds              167
5/31/54               and Controller               Controller (since 1998) of Nuveen
333 W. Wacker Drive                                Investments, LLC; formerly, Vice President
Chicago, IL 60606                                  and Funds Controller (1998-2004) of Nuveen
                                                   Investments, Inc.; Certified Public
                                                   Accountant.


--------------------------------------------------------------------------------------------------------------
David J. Lamb         Vice President     2000      Vice President (since 2000) of Nuveen              167
3/22/63                                            Investments, LLC; Certified Public
333 W. Wacker Drive                                Accountant.
Chicago, IL 60606


--------------------------------------------------------------------------------------------------------------
Tina M. Lazar         Vice President     2002      Vice President of Nuveen Investments, LLC          167
8/27/61                                            (since 1999).
333 W. Wacker Drive
Chicago, IL 60606

----
55

================================================================================

                                                                                                 Number of
                                                                                               Portfolios in
Name,               Position(s)     Year First   Principal Occupation(s)                       Fund Complex
Birthdate           Held with       Elected or   Including other Directorships                  Overseen by
and Address         the Funds      Appointed (3) During Past 5 Years                              Trustee
------------------------------------------------------------------------------------------------------------
Larry W. Martin     Vice President     1988      Vice President, Assistant Secretary and            167
7/27/51             and Assistant                Assistant General Counsel of Nuveen
333 W. Wacker Drive Secretary                    Investments, LLC; formerly, Vice President
Chicago, IL 60606                                and Assistant Secretary of Nuveen Advisory
                                                 Corp. and Nuveen Institutional Advisory
                                                 Corp.(4); Vice President (since 2005) and
                                                 Assistant Secretary of Nuveen Investments,
                                                 Inc.; Vice President (since 2005) and
                                                 Assistant Secretary (since 1997) of Nuveen
                                                 Asset Management; Vice President (since
                                                 2000), Assistant Secretary and Assistant
                                                 General Counsel (since 1998) of Rittenhouse
                                                 Asset Management, Inc.; Vice President and
                                                 Assistant Secretary of Nuveen Investments
                                                 Advisers Inc. (since 2002); Assistant
                                                 Secretary of NWQ Investment Management
                                                 Company, LLC (since 2002), Symphony Asset
                                                 Management LLC (since 2003), and Tradewinds
                                                 NWQ Global Investors, LLC (since 2006).





(1)Mr. Schwertfeger is an "interested person" of the Funds, as defined in the Investment Company Act of 1940, because he is an officer and trustee of the Adviser.
(2)Trustees serve an indefinite term until his/her successor is elected. The year first elected or appointed represents the year in which the Trustee was first elected or appointed to any fund in the Nuveen Complex.
(3)Officers serve one year terms through July of each year. The year first elected or appointed represents the year in which the Officer was first elected or appointed to any fund in the Nuveen Complex.
(4)Nuveen Advisory Corp. and Nuveen Institutional Advisory Corp. were reorganized into Nuveen Asset Management, effective January 1, 2005.

----
56

  Fund Information
================================================================================


Fund Manager                         Legal Counsel                     Transfer Agent and
Nuveen Asset Management              Chapman and Cutler LLP            Shareholder Services
333 West Wacker Drive                Chicago, IL                       Boston Financial
Chicago, IL 60606                                                      Data Services, Inc.
                                     Independent Registered            Nuveen Investor Services
Sub-Advisers                         Public Accounting Firm            P.O. Box 8530
Tradewinds NWQ Global Investors, LLC PricewaterhouseCoopers LLP        Boston, MA 02266-8530
2049 Century Park East               Chicago, IL                       (800) 257-8787
Los Angeles, CA 90067
Rittenhouse Asset Management, Inc.   Custodian
Five Radnor Corporate Center         State Street Bank & Trust Company
Radnor, PA 19087                     Boston, MA

================================================================================
Glossary of Terms Used in this Report

Average Annual Total Return: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment's actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

Average Market Capitalization: The market capitalization of a company is equal to the number of the company's common shares outstanding multiplied by the current price of the company's stock. The average market capitalization of a mutual fund's portfolio gives a measure of the size of the companies in which the fund invests.

Net Asset Value (NAV): A Fund's NAV is the dollar value of one share in the fund. It is calculated by subtracting the liabilities of the fund from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.
================================================================================

Quarterly Portfolio of Investments and Proxy Voting information: Each Fund's
(i) quarterly portfolio of investments, (ii) information regarding how the Funds voted proxies relating to portfolio securities held during the 12-month period ended June 30, 2006, and (iii) a description of the policies and procedures that the Funds used to determine how to vote proxies relating to portfolio securities are available without charge, upon request, by calling Nuveen Investments at (800) 257-8787 or on Nuveen's website at www.nuveen.com.

You may also obtain this and other Fund information directly from the
Securities and Exchange Commission ("SEC"). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also request fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section at 450 Fifth Street NW, Washington, D.C. 20549.
================================================================================

NASD Regulation, Inc. provides a Public Disclosure Program which supplies certain information regarding the disciplinary history of NASD members and their associated persons in response to either telephone inquiries at (800) 289-9999 or written inquiries at www.nasdr.com. NASD Regulation, Inc. also provides an investor brochure that includes information describing the Public Disclosure Program.

----
57

                                                                     Learn more
                                                          about Nuveen Funds at
                                                              www.nuveen.com/mf


    Nuveen Investments:

    SERVING Investors

                        For GENERATIONS

    Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. Over this time, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

    Building on this tradition, we today offer a range of high quality equity and fixed-income solutions that can be integral parts of a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

    We offer many different investing solutions for our clients' different needs.
    Managing approximately $149 billion in assets, Nuveen Investments offers access to a number of different asset classes and investing solutions through a variety of products. Nuveen Investments markets its capabilities under six distinct brands: NWQ, specializing in value-style equities; Nuveen, managing fixed-income investments; Santa Barbara, committed to growth equities; Tradewinds NWQ, specializing in global value equities; Rittenhouse, focused on "blue-chip" growth equities; and Symphony, with expertise in alternative investments as well as equity and income portfolios.

    Find out how we can help you reach your financial goals.
    To learn more about the products and services Nuveen Investments offers and for a prospectus, where applicable, talk to your financial advisor, or call us at (800) 257-8787. Please read the information carefully before you invest.

..  Share prices

..  Fund details

..  Daily financial news

..  Investor education

[LOGO] NUVEEN
       Investments

MAN-GRW-0706D

                        NUVEEN INVESTMENTS MUTUAL FUNDS

                        Annual Report  For investors seeking long-term capital appreciation.
                  dated July 31, 2006

                                    [GRAPHIC]


[GRAPHIC]



                           Nuveen Investments
                           Equity Funds

                           Nuveen Symphony Large-Cap Value Fund
                           Nuveen Symphony All-Cap Core Fund
                           Nuveen Symphony Mid-Cap Core Fund
                           Nuveen Symphony Small-Mid Cap Core Fund

[LOGO] NUVEEN Investments

                                    [GRAPHIC]



NOW YOU CAN RECEIVE YOUR
NUVEEN INVESTMENTS FUND REPORTS FASTER.

NO MORE WAITING.
SIGN UP TODAY TO RECEIVE NUVEEN INVESTMENTS FUND INFORMATION BY
E-MAIL.
It only takes a minute to sign up for E-Reports. Once enrolled, you'll receive an e-mail as soon as your Nuveen Investments Fund information is ready -- no more waiting for delivery by regular mail. Just click on the link within the e-mail to see the report, and save it on your computer if your wish.

[LOGO] DELIVERY DIRECT TO
       YOUR E-MAIL INBOX

IT'S FAST, EASY & FREE:
www.investordelivery.com
if you get your Nuveen Investments Fund dividends and statements from your financial advisor or brokerage account.

(Be sure to have the address sheet that accompanied this report handy. You'll need it to complete the enrollment process.)
                                      OR
www.nuveen.com/accountaccess
if you get your Nuveen Investments Fund dividends and statements directly from Nuveen Investments.
[LOGO] NUVEEN Investments

                                                  ------------------------------
  Must be preceded by or accompanied by a prospectus.
                            NOT FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE

  Portfolio Managers' Comments

  The Nuveen Symphony Large-Cap Value Fund, Nuveen Symphony All-Cap Core Fund, Nuveen Symphony Mid-Cap Core Fund and Nuveen Symphony Small-Mid Cap Core Fund all feature management by Symphony Asset Management (Symphony), a wholly-owned subsidiary of Nuveen Investments, Inc. We recently spoke with Igor Lotsvin, CFA, CPA who is the portfolio manager for the Nuveen Symphony Large-Cap Value Fund, Nuveen Symphony All-Cap Core Fund and Nuveen Symphony Mid-Cap Core Fund; and David Wang who is the portfolio manager for the Nuveen Symphony Small-Mid Cap Core Fund about the key investment strategies and performance of the Funds.

--------------------------------------------------------------------------------

What is Symphony's overall investment philosophy?

Fundamental to Symphony's investment philosophy is the concept that both quantitative and qualitative methods have value. Quantitative methods are disciplined, constrained, and unaffected by emotion, whereas qualitative methods utilize the intuition, experience, and insights of skilled analysts and portfolio managers. Specifically, the quantitative screening process serves as the starting point in investment decision-making. It helps to simplify the often very complex portfolio construction process into a manageable problem. The qualitative process provides a systematic way of researching companies from a broad perspective, ensuring the stocks selected for the portfolio are attractive in all important respects.

How did the Funds perform during the period ended July 31, 2006?
The table on the next page provides performance information for the Funds for the period since inception, May 30, 2006 through the end of the reporting period on July 31, 2006. The table also compares the Funds' performance to appropriate benchmarks. A more detailed account of each Funds' relative performance is provided later in the report.

What were the main contributors and detractors from the Funds' performance during the period?

Nuveen Symphony Large-Cap Value Fund

During the period from the Fund's inception on May 30, 2006 to July 31, 2006, the class A shares at net asset value for the Nuveen Symphony Large-Cap Value Fund outperformed each of the Fund's comparative indexes. Stocks that helped performance during the period were Western Gas Resources, Inc. and CBOT Holdings. (Editor's Note: Prior to the period ending, the remainder of the Fund's stake in Western Gas Resources, Inc. was sold.) Anadarko Petroleum Corp., the second largest independent oil and gas producer in the U.S., agreed to acquire Western Gas Resources, Inc. in an all cash deal, while CBOT Holdings earnings exceeded Wall Street expectations. A detractor from performance was CIT Group, which reported disappointing second quarter earnings citing lower than expected net finance margin due to rising short-term interest rates and an increased proportion of less profitable student loans.

Nuveen Symphony All-Cap Core Fund

During the period from the Fund's inception on May 30, 2006 to July 31, 2006, the class A shares at net asset value for the Nuveen Symphony All-Cap Core Fund outperformed the Lipper Multi-Cap Core Funds Index, but underperformed the Russell 3000 Index. Securities that positively impacted performance were Intuit and Allergan. Intuit performed well based on its dominant position in providing tax and small business accounting software, a steady revenue stream due to their business model and the growth

--------------------------------------------------------------------------------
The views expressed reflect those of the portfolio managers and are subject to change at any time, based on market and other conditions.

                             Annual Report  Page 2

Class A Shares
Cumulative Total Returns as of 7/31/06
--------------------------------------------------------------------------------

                                                         Since
                                                       Inception
                                                       (5/30/06)
                                                       ---------
               Nuveen Symphony Large-Cap Value Fund
                A Shares at NAV                            4.00%
                A Shares at Offer                         -1.98%
               Lipper Multi-Cap Core Funds Index/1/       -1.49%
               Russell 1000 Value Index/2/                 3.09%
               -------------------------------------------------

               Nuveen Symphony All-Cap Core Fund
                A Shares at NAV                           -0.10%
                A Shares at Offer                         -5.84%
               Lipper Multi-Cap Core Funds Index/1/       -1.49%
               Russell 3000 Index/3/                       0.08%
               -------------------------------------------------

               Nuveen Symphony Mid-Cap Core Fund
                A Shares at NAV                            0.45%
                A Shares at Offer                         -5.33%
               Lipper Mid-Cap Core Funds Index/4/         -2.23%
               Russell Midcap Index/5/                    -2.08%
               -------------------------------------------------

               Nuveen Symphony Small-Mid Cap Core Fund
                A Shares at NAV                           -3.15%
                A Shares at Offer                         -8.72%
               Lipper Small-Cap Growth Funds Index/6/     -6.24%
               Russell 2500 Index/7/                      -3.10%
               -------------------------------------------------

Returns quoted represent past performance, which is no guarantee of future results. Returns at NAV would be lower if the sales charge were included. Returns are cumulative. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Class A shares have a 5.75% maximum sales charge. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Returns for a short period of time should not be the sole basis for an investment decision. For the most recent month-end performance, call (800) 257-8787.

opportunity for its products. Allergan gained based on FDA approval of Juvederm gel, an anti-wrinkle cream and a positive court ruling blocking the introduction of a generic version of a treatment for eye inflammation. Negative performers in the portfolio were Choice Hotels and Plexus. (Editor's Note:
Prior to the period ending, the remainder of the Fund's stake in Choice Hotels was sold.) Choice Hotels had disappointing second quarter earnings as well as negative investor sentiment regarding consumer related spending. Plexus also had disappointing second quarter earnings based on concern about market share loss at the company's largest customer.


--------------------------------------------------------------------------------

1The Lipper Multi-Cap Core Funds Index is a managed index that represents the average annualized returns of the 30 largest funds in the Lipper Multi-Cap Core Funds category. The since inception data for the index represents returns for the period 5/31/06 - 7/31/06, as returns for the index are calculated on a calendar month basis. The returns assume reinvestment of dividends, but do not reflect any applicable sales charges. You cannot invest directly in an index.
2The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. Since inception data for the index is as of 5/31/06 as the returns for the index are calculated on a calendar-month basis. The index returns assume reinvestment of dividends and do not reflect any applicable sales charges. You cannot invest directly in an index.
3The Russell 3000 Index measures the performance of the 3,000 largest U.S.
 companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. Since inception data for the index is as of 5/31/06 as the returns for the index are calculated on a calendar-month basis. The index returns assume reinvestment of dividends and do not reflect any applicable sales charges. You cannot invest directly in an index.
4The Lipper Mid-Cap Core Funds Index is a managed index that represents the average annualized returns of the 30 largest funds in the Lipper Mid-Cap Core Funds category. The since inception data for the index represents returns for the period 5/31/06 - 7/31/06, as returns for the index are calculated on a calendar month basis. The returns assume reinvestment of dividends, but do not reflect any applicable sales charges. You cannot invest directly in an index.
5The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 30% of the total market capitalization of the Russell 1000 Index. Since inception data for the index is as of 5/31/06 as the returns for the index are calculated on a calendar-month basis. The index returns assume reinvestment of dividends and do not reflect any applicable sales charges. You cannot invest directly in an index.
6The Lipper Small-Cap Growth Funds Index is a managed index that represents the average annualized returns of the 30 largest funds in the Lipper Small-Cap Growth Funds category. The since inception data for the index represents returns for the period 5/31/06 - 7/31/06, as returns for the index are calculated on a calendar month basis. The returns assume reinvestment of dividends, but do not reflect any applicable sales charges. You cannot invest directly in an index.
7The Russell 2500 Index measures the performance of the 2,500 smallest companies in the Russell 3000 Index, which represents approximately 20% of the total market capitalization of the Russell 3000 Index. Since inception data for the index is as of 5/31/06 as the returns for the index are calculated on a calendar-month basis. The index returns assume reinvestment of dividends and do not reflect any applicable sales charges. You cannot invest directly in an index.

                             Annual Report  Page 3

Nuveen Symphony Mid-Cap Core Fund

During the period from the Fund's inception on May 30, 2006 to July 31, 2006, the class A shares at net asset value for the Nuveen Symphony Mid-Cap Core Fund outperformed both of the Fund's comparative indexes. Securities that positively impacted performance were Intuit and CBOT Holdings (both discussed earlier in the report). Disappointments during the period were Choice Hotels (as mentioned previously in the report) and Advance Micro Devices. (Editor's Note: Prior to the period ending, the remainder of the Fund's stake in Choice Hotels was sold.) Advance Micro Devices was hurt by the announcement that it was acquiring ATI Technologies for approximately $5.4 billion in cash and stock.

Nuveen Symphony Small-Mid Cap Core Fund

During the period from the Fund's inception on May 30, 2006 to July 31, 2006, the class A shares at net asset value for the Nuveen Symphony Small-Mid Cap Core Fund outperformed the Lipper Small-Cap Growth Funds Index, but performed in line with the Russell 2500 Index. Securities that positively impacted performance were OGE Energy Corp. and American Home Mortgage. OGE Energy Corp. was a positive performer after its announcement to build a coal fueled power plant in the state of Oklahoma where they are the owner of the largest utility. American Home Mortgage gained due to solid second quarter earnings that beat expectations. Disappointments during the period were Choice Hotels and Plexus, for the same reasons mentioned earlier in this report.



                             Annual Report  Page 4

     Growth of an Assumed $10,000 Investment

     Nuveen Symphony Large-Cap Value Fund

                               [CHART]

               Nuveen            Nuveen
              Symphony          Symphony                            Lipper
              Large-Cap         Large-Cap        Russell 1000      Multi-Cap
           Value Fund (NAV)  Value Fund (Offer)  Value Index   Core Funds Index
           ----------------  ------------------  ------------  ----------------
5/31/2006     $10,000             $9,425           $10,000         $10,000
6/30/2006      10,250              9,661            10,064           9,971
7/31/2006      10,400              9,802            10,309           9,851



================================================================================

     Growth of an Assumed $10,000 Investment

     Nuveen Symphony All-Cap Core Fund

                                    [CHART]

                 Nuveen          Nuveen
                Symphony        Symphony       Russell        Lipper
               All-Cap Core   All-Cap Core       3000        Multi-Cap
                Fund (NAV)    Fund (Offer)      Index     Core Funds Index
               ------------   ------------     -------    ----------------
5/31/2006       $10,000         $9,425         $10,000        $10,000
6/30/2006        10,210          9,623          10,018          9,971
7/31/2006         9,990          9,416          10,009          9,851




The graph does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of shares.

The index comparisons show the change in value of a $10,000 investment in the Class A shares of the Nuveen Funds compared with the corresponding indexes. The Lipper Multi-Cap Core Funds Index is a managed index that represents the average annualized returns of the 30 largest funds in the Lipper Multi-Cap Core Funds category. The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The index returns assume reinvestment of dividends and do not reflect any initial or ongoing expenses. You cannot invest directly in an index. The Nuveen Investments Funds' returns include reinvestment of all dividends and distributions, and the Funds' returns at the offer price depicted in the chart reflects the initial maximum sales charge applicable to A shares (5.75%) and all ongoing Fund expenses. The performance data quoted represents past performance, which is not indicative of future results. Current performance may be lower or higher than the performance shown.

                             Annual Report  Page 5

     Growth of an Assumed $10,000 Investment

     Nuveen Symphony Mid-Cap Core Fund

                                    [CHART]

          Nuveen Symphony         Nuveen            Russell
           Mid-Cap Core      Symphony Mid-Cap       MidCap      Lipper Mid-Cap
            Fund (NAV)       Core Fund (Offer)       Index     Core Funds Index
          ---------------    -----------------      -------    ----------------
5/31/2006     $10,000             $9,425           $10,000        $10,000
6/30/2006      10,270              9,679            10,012          9,968
7/31/2006      10,045              9,467             9,793          9,778



================================================================================

     Growth of an Assumed $10,000 Investment

     Nuveen Symphony Small-Mid Cap Core Fund

                                    [CHART]

            Nuveen Symphony   Nuveen Symphony                       Lipper
            Small-Mid Cap       Small-Mid Cap     Russell      Small-Cap Growth
           Core Fund (NAV)    Core Fund (Offer)  2500 Index       Funds Index
           ----------------   -----------------  ------------  ----------------
5/31/2006       $10,000             $9,425         $10,000         $10,000
6/30/2006        10,245              9,656          10,005           9,917
7/31/2006         9,685              9,128           9,690           9,377




The graph does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of shares.

The index comparisons show the change in value of a $10,000 investment in the Class A shares of the Nuveen Funds compared with the corresponding indexes. The Lipper Mid-Cap Core Funds Index is a managed index that represents the average annualized returns of the 30 largest funds in the Lipper Mid-Cap Core Funds category. The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 30% of the total market capitalization of the Russell 1000 Index. The Lipper Small-Cap Growth Funds Index is a managed index that represents the average annualized returns of the 30 largest funds in the Lipper Small-Cap Growth Funds category. The Russell 2500 Index measures the performance of the 2,500 smallest companies in the Russell 3000 Index, which represents approximately 20% of the total market capitalization of the Russell 3000 Index. The index returns assume reinvestment of dividends and do not reflect any initial or ongoing expenses. You cannot invest directly in an index. The Nuveen Investments Funds' returns include reinvestment of all dividends and distributions, and the Funds' returns at the offer price depicted in the chart reflects the initial maximum sales charge applicable to A shares (5.75%) and all ongoing Fund expenses. The performance data quoted represents past performance, which is not indicative of future results. Current performance may be lower or higher than the performance shown.

                             Annual Report  Page 6

--------------------------------------------------------------------------------
  Fund Spotlight as of 7/31/06              Nuveen Symphony Large-Cap Value Fund

================================================================================

               Quick Facts
                              A Shares B Shares C Shares R Shares
               --------------------------------------------------
               NAV              $20.80   $20.78   $20.78   $20.81
               --------------------------------------------------
               Inception Date  5/30/06  5/30/06  5/30/06  5/30/06
               --------------------------------------------------

Returns quoted represent past performance which is no guarantee of future results. Returns without sales charges would be lower if the sales charge were included. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Fund returns assume reinvestment of dividends and capital gains. Class A shares have a 5.75% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that for redemptions begins at 5% and declines periodically until after 6 years when the charge becomes 0%. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year. Class R shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors. Returns may reflect a voluntary expense limitation by the Fund's investment adviser which may be modified or discontinued at any time without notice.

                        Cumulative Total Returns as of 7/31/06

                        A Shares                NAV    Offer
                        --------------------------------------
                        Since Inception       4.00%   -1.98%
                        --------------------------------------

                        B Shares           w/o CDSC   w/CDSC
                        --------------------------------------
                        Since Inception       3.90%   -1.10%
                        --------------------------------------

                        C Shares                NAV   w/CDSC
                        --------------------------------------
                        Since Inception       3.90%    2.90%
                        --------------------------------------

                        R Shares                NAV
                        --------------------------------------
                        Since Inception       4.05%
                        --------------------------------------

                        Top Five Common Stock Holdings/1/
                        Bank of America Corporation  6.2%
                        ---------------------------------
                        Citigroup Inc.               5.5%
                        ---------------------------------
                        Hewlett-Packard Company      4.1%
                        ---------------------------------
                        Hospira Inc.                 2.9%
                        ---------------------------------
                        AFLAC Incorporated           2.8%
                        ---------------------------------

                        Cumulative Total Returns as of 6/30/06

                        A Shares                NAV    Offer
                        --------------------------------------
                        Since Inception       2.50%   -3.39%
                        --------------------------------------

                        B Shares           w/o CDSC   w/CDSC
                        --------------------------------------
                        Since Inception       2.40%   -2.60%
                        --------------------------------------

                        C Shares                NAV   w/CDSC
                        --------------------------------------
                        Since Inception       2.40%    1.40%
                        --------------------------------------

                        R Shares                NAV
                        --------------------------------------
                        Since Inception       2.50%
                        --------------------------------------

Portfolio Allocation/1/

                                    [CHART]

Common Stocks                      100.0%

                         Portfolio Statistics
                         Net Assets ($000)       $1,040
                         ------------------------------
                         Number of Common Stocks     61
                         ------------------------------
                         Expense Ratio/2/         1.22%
                         ------------------------------

--------------------------------------------------------------------------------
1As a percentage of total holdings as of July 31, 2006. Holdings are subject to change.
2Class A shares after credit/reimbursement for the period May 30, 2006
 (commencement of operations) through July 31, 2006.

                            Annual Report l Page 7

  Fund Spotlight as of 7/31/06              Nuveen Symphony Large-Cap Value Fund

================================================================================


                  Industries/1/
                  Diversified Financial Services         12.9%
                  --------------------------------------------
                  Commercial Banks                        9.3%
                  --------------------------------------------
                  Insurance                               8.2%
                  --------------------------------------------
                  Oil, Gas & Consumable Fuels             6.7%
                  --------------------------------------------
                  Electric Utilities                      4.5%
                  --------------------------------------------
                  Computers & Peripherals                 4.1%
                  --------------------------------------------
                  Real Estate                             4.1%
                  --------------------------------------------
                  Diversified Telecommunication Services  4.0%
                  --------------------------------------------
                  Food Products                           3.7%
                  --------------------------------------------
                  Health Care Equipment & Supplies        2.9%
                  --------------------------------------------
                  Energy Equipment & Services             2.7%
                  --------------------------------------------
                  Specialty Retail                        2.7%
                  --------------------------------------------
                  Media                                   2.6%
                  --------------------------------------------
                  Machinery                               2.5%
                  --------------------------------------------
                  Food & Staples Retailing                2.4%
                  --------------------------------------------
                  Aerospace & Defense                     2.4%
                  --------------------------------------------
                  Multi-Utilities                         2.4%
                  --------------------------------------------
                  Beverages                               2.2%
                  --------------------------------------------
                  Health Care Providers & Services        2.0%
                  --------------------------------------------
                  Other                                  17.7%
                  --------------------------------------------

1As a percentage of total holdings as of July 31, 2006. Holdings are subject to change.

--------------------------------------------------------------------------------
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Since the expense examples below reflect only the first 62 days of the Fund's operations they may not provide a meaningful understanding of the Fund's ongoing expenses.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the period.

The information under "Actual Performance," together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period" to estimate the expenses incurred on your account during this period.

The information under "Hypothetical Performance," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                 Hypothetical Performance
                                            Actual Performance                  (5% return before expenses)
                                  --------------------------------------- ---------------------------------------

                                   A Shares  B Shares  C Shares  R Shares  A Shares  B Shares  C Shares  R Shares
-----------------------------------------------------------------------------------------------------------------
Beginning Account Value (5/30/06) $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
-----------------------------------------------------------------------------------------------------------------
Ending Account Value (7/31/06)    $1,040.00 $1,039.00 $1,039.00 $1,040.50 $1,006.42 $1,005.15 $1,005.15 $1,006.85
-----------------------------------------------------------------------------------------------------------------
Expenses Incurred During Period   $    2.11 $    3.41 $    3.41 $    1.68 $    2.08 $    3.35 $    3.35 $    1.65
-----------------------------------------------------------------------------------------------------------------

For each class of the Fund, expenses are equal to the Fund's annualized expense ratio of 1.22%, 1.97%, 1.97% and .97% for Classes A, B, C and R, respectively, multiplied by the average account value over the period, multiplied by 62/365 (to reflect the 62 days in the period since the Fund's commencement of operations).

                             Annual Report  Page 8

--------------------------------------------------------------------------------
  Fund Spotlight as of 7/31/06                 Nuveen Symphony All-Cap Core Fund

================================================================================

               Quick Facts
                              A Shares B Shares C Shares R Shares
               --------------------------------------------------
               NAV              $19.98   $19.96   $19.96   $19.99
               --------------------------------------------------
               Inception Date  5/30/06  5/30/06  5/30/06  5/30/06
               --------------------------------------------------

Returns quoted represent past performance which is no guarantee of future results. Returns without sales charges would be lower if the sales charge were included. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Fund returns assume reinvestment of dividends and capital gains. Class A shares have a 5.75% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that for redemptions begins at 5% and declines periodically until after 6 years when the charge becomes 0%. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year. Class R shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors. Returns may reflect a voluntary expense limitation by the Fund's investment adviser which may be modified or discontinued at any time without notice.

                        Cumulative Total Returns as of 7/31/06

                        A Shares                NAV    Offer
                        --------------------------------------
                        Since Inception      -0.10%   -5.84%
                        --------------------------------------

                        B Shares           w/o CDSC   w/CDSC
                        --------------------------------------
                        Since Inception      -0.20%   -5.19%
                        --------------------------------------

                        C Shares                NAV   w/CDSC
                        --------------------------------------
                        Since Inception      -0.20%   -1.20%
                        --------------------------------------

                        R Shares                NAV
                        --------------------------------------
                        Since Inception      -0.05%
                        --------------------------------------

                        Top Five Common Stock Holdings/1/
                        Bank of America Corporation  4.6%
                        ---------------------------------
                        Hewlett-Packard Company      3.3%
                        ---------------------------------
                        Kohl's Corporation           3.2%
                        ---------------------------------
                        Intuit Inc.                  3.2%
                        ---------------------------------
                        AFLAC Incorporated           2.9%
                        ---------------------------------

                        Cumulative Total Returns as of 6/30/06

                        A Shares                NAV    Offer
                        --------------------------------------
                        Since Inception       2.10%   -3.77%
                        --------------------------------------

                        B Shares           w/o CDSC   w/CDSC
                        --------------------------------------
                        Since Inception       2.05%   -2.95%
                        --------------------------------------

                        C Shares                NAV   w/CDSC
                        --------------------------------------
                        Since Inception       2.05%    1.05%
                        --------------------------------------

                        R Shares                NAV
                        --------------------------------------
                        Since Inception       2.15%
                        --------------------------------------

Portfolio Allocation/1/

                                    [CHART]

Common Stocks                      100.0%

                         Portfolio Statistics
                         Net Assets ($000)        $999
                         -----------------------------
                         Number of Common Stocks    95
                         -----------------------------
                         Expense Ratio/2/        1.32%
                         -----------------------------

--------------------------------------------------------------------------------
1As a percentage of total holdings as of July 31, 2006. Holdings are subject to change.
2Class A shares after credit/reimbursement for the period May 30, 2006
 (commencement of operations) through July 31, 2006.

                            Annual Report l Page 9

  Fund Spotlight as of 7/31/06                 Nuveen Symphony All-Cap Core Fund

================================================================================


Industries/1/
Insurance                                 5.8%
----------------------------------------------
Real Estate                               5.4%
----------------------------------------------
Commercial Banks                          5.4%
----------------------------------------------
Health Care Providers & Services          5.4%
----------------------------------------------
Health Care Equipment & Supplies          5.3%
----------------------------------------------
Software                                  4.7%
----------------------------------------------
Computers & Peripherals                   4.6%
----------------------------------------------
Multiline Retail                          4.5%
----------------------------------------------
Commercial Services & Supplies            4.1%
----------------------------------------------
Media                                     4.1%
----------------------------------------------
Food Products                             3.9%
----------------------------------------------
Specialty Retail                          3.6%
----------------------------------------------
Aerospace & Defense                       3.3%
----------------------------------------------
Oil, Gas & Consumable Fuels               3.2%
----------------------------------------------
Diversified Financial Services            2.9%
----------------------------------------------
Personal Products                         2.6%
----------------------------------------------
Pharmaceuticals                           2.5%
----------------------------------------------
Textiles Apparel & Luxury Goods           2.4%
----------------------------------------------
Energy Equipment & Services               2.2%
----------------------------------------------
Food & Staples Retailing                  2.1%
----------------------------------------------
Construction Materials                    1.8%
----------------------------------------------
Chemicals                                 1.7%
----------------------------------------------
Electronic Equipment & Instruments        1.6%
----------------------------------------------
Hotels, Restaurants & Leisure             1.6%
----------------------------------------------
Other                                    15.3%
----------------------------------------------

1As a percentage of total holdings as of July 31, 2006. Holdings are subject to change.

--------------------------------------------------------------------------------
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Since the expense examples below reflect only the first 62 days of the Fund's operations they may not provide a meaningful understanding of the Fund's ongoing expenses.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the period.

The information under "Actual Performance," together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period" to estimate the expenses incurred on your account during this period.

The information under "Hypothetical Performance," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                 Hypothetical Performance
                                            Actual Performance                  (5% return before expenses)
                                  --------------------------------------- ---------------------------------------

                                   A Shares  B Shares  C Shares  R Shares  A Shares  B Shares  C Shares  R Shares
-----------------------------------------------------------------------------------------------------------------
Beginning Account Value (5/30/06) $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
-----------------------------------------------------------------------------------------------------------------
Ending Account Value (7/31/06)    $  999.00 $  998.00 $  998.00 $  999.50 $1,006.25 $1,004.98 $1,004.98 $1,006.68
-----------------------------------------------------------------------------------------------------------------
Expenses Incurred During Period   $    2.24 $    3.51 $    3.51 $    1.82 $    2.25 $    3.52 $    3.52 $    1.82
-----------------------------------------------------------------------------------------------------------------

For each class of the Fund, expenses are equal to the Fund's annualized expense ratio of 1.32%, 2.07%, 2.07% and 1.07% for Classes A, B, C and R, respectively, multiplied by the average account value over the period, multiplied by 62/365 (to reflect the 62 days in the period since the Fund's commencement of operations).

                            Annual Report  Page 10

--------------------------------------------------------------------------------
  Fund Spotlight as of 7/31/06                 Nuveen Symphony Mid-Cap Core Fund

================================================================================

               Quick Facts
                              A Shares B Shares C Shares R Shares
               --------------------------------------------------
               NAV              $20.09   $20.07   $20.07   $20.10
               --------------------------------------------------
               Inception Date  5/30/06  5/30/06  5/30/06  5/30/06
               --------------------------------------------------

Returns quoted represent past performance which is no guarantee of future results. Returns without sales charges would be lower if the sales charge were included. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Fund returns assume reinvestment of dividends and capital gains. Class A shares have a 5.75% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that for redemptions begins at 5% and declines periodically until after 6 years when the charge becomes 0%. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year. Class R shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors. Returns may reflect a voluntary expense limitation by the Fund's investment adviser which may be modified or discontinued at any time without notice.

                        Cumulative Total Returns as of 7/31/06

                        A Shares                NAV    Offer
                        --------------------------------------
                        Since Inception       0.45%   -5.33%
                        --------------------------------------

                        B Shares           w/o CDSC   w/CDSC
                        --------------------------------------
                        Since Inception       0.35%   -4.65%
                        --------------------------------------

                        C Shares                NAV   w/CDSC
                        --------------------------------------
                        Since Inception       0.35%   -0.65%
                        --------------------------------------

                        R Shares                NAV
                        --------------------------------------
                        Since Inception       0.50%
                        --------------------------------------

                       Top Five Common Stock Holdings/1/
                       Intuit Inc.                   3.4%
                       ----------------------------------
                       Ann Taylor Stores Corporation 3.3%
                       ----------------------------------
                       Camden Property Trust         3.2%
                       ----------------------------------
                       Airgas, Inc.                  3.2%
                       ----------------------------------
                       Sierra Health Services Inc.   3.2%
                       ----------------------------------

                        Cumulative Total Returns as of 6/30/06

                        A Shares                NAV    Offer
                        --------------------------------------
                        Since Inception       2.70%   -3.20%
                        --------------------------------------

                        B Shares           w/o CDSC   w/CDSC
                        --------------------------------------
                        Since Inception       2.60%   -2.40%
                        --------------------------------------

                        C Shares                NAV   w/CDSC
                        --------------------------------------
                        Since Inception       2.60%    1.60%
                        --------------------------------------

                        R Shares                NAV
                        --------------------------------------
                        Since Inception       2.70%
                        --------------------------------------

Portfolio Allocation/1/

                                    [CHART]

Common Stocks                      100.0%

                         Portfolio Statistics
                         Net Assets ($000)       $1,004
                         ------------------------------
                         Number of Common Stocks     67
                         ------------------------------
                         Expense Ratio/2/         1.32%
                         ------------------------------

--------------------------------------------------------------------------------
1As a percentage of total holdings as of July 31, 2006. Holdings are subject to change.
2Class A shares after credit/reimbursement for the period May 30, 2006
 (commencement of operations) through July 31, 2006.

                            Annual Report l Page 11

  Fund Spotlight as of 7/31/06                 Nuveen Symphony Mid-Cap Core Fund

================================================================================


Industries/1/
Commercial Services & Supplies            8.3%
----------------------------------------------
Software                                  7.1%
----------------------------------------------
Real Estate                               6.5%
----------------------------------------------
Electric Utilities                        5.7%
----------------------------------------------
Machinery                                 4.7%
----------------------------------------------
Specialty Retail                          4.6%
----------------------------------------------
Insurance                                 4.4%
----------------------------------------------
Health Care Equipment & Supplies          4.1%
----------------------------------------------
Health Care Providers & Services          4.0%
----------------------------------------------
Semiconductors & Equipment                3.5%
----------------------------------------------
Chemicals                                 3.2%
----------------------------------------------
Energy Equipment & Services               3.1%
----------------------------------------------
Diversified Financial Services            3.1%
----------------------------------------------
Oil, Gas & Consumable Fuels               3.0%
----------------------------------------------
Commercial Banks                          3.0%
----------------------------------------------
Personal Products                         2.8%
----------------------------------------------
Computers & Peripherals                   2.7%
----------------------------------------------
Pharmaceuticals                           2.6%
----------------------------------------------
Household Durables                        2.3%
----------------------------------------------
Beverages                                 2.1%
----------------------------------------------
Independent Power Producers & Energy
 Traders                                  2.1%
----------------------------------------------
Containers & Packaging                    2.0%
----------------------------------------------
Other                                    15.1%
----------------------------------------------

1As a percentage of total holdings as of July 31, 2006. Holdings are subject to change.

--------------------------------------------------------------------------------
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Since the expense examples below reflect only the first 62 days of the Fund's operations they may not provide a meaningful understanding of the Fund's ongoing expenses.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the period.

The information under "Actual Performance," together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period" to estimate the expenses incurred on your account during this period.

The information under "Hypothetical Performance," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                 Hypothetical Performance
                                            Actual Performance                  (5% return before expenses)
                                  --------------------------------------- ---------------------------------------

                                   A Shares  B Shares  C Shares  R Shares  A Shares  B Shares  C Shares  R Shares
-----------------------------------------------------------------------------------------------------------------
Beginning Account Value (5/30/06) $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
-----------------------------------------------------------------------------------------------------------------
Ending Account Value (7/31/06)    $1,004.50 $1,003.50 $1,003.50 $1,005.00 $1,006.25 $1,004.98 $1,004.98 $1,006.69
-----------------------------------------------------------------------------------------------------------------
Expenses Incurred During Period   $    2.25 $    3.52 $    3.52 $    1.81 $    2.25 $    3.52 $    3.52 $    1.81
-----------------------------------------------------------------------------------------------------------------

For each class of the Fund, expenses are equal to the Fund's annualized expense ratio of 1.32%, 2.07%, 2.07% and 1.06% for Classes A, B, C and R, respectively, multiplied by the average account value over the period, multiplied by 62/365 (to reflect the 62 days in the period since the Fund's commencement of operations).

                            Annual Report  Page 12

--------------------------------------------------------------------------------
  Fund Spotlight as of 7/31/06           Nuveen Symphony Small-Mid Cap Core Fund

================================================================================

               Quick Facts
                              A Shares B Shares C Shares R Shares
               --------------------------------------------------
               NAV              $19.37   $19.34   $19.34   $19.38
               --------------------------------------------------
               Inception Date  5/30/06  5/30/06  5/30/06  5/30/06
               --------------------------------------------------

Returns quoted represent past performance which is no guarantee of future results. Returns without sales charges would be lower if the sales charge were included. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Fund returns assume reinvestment of dividends and capital gains. Class A shares have a 5.75% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that for redemptions begins at 5% and declines periodically until after 6 years when the charge becomes 0%. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year. Class R shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors. Returns may reflect a voluntary expense limitation by the Fund's investment adviser which may be modified or discontinued at any time without notice.

                        Cumulative Total Returns as of 7/31/06

                        A Shares                NAV    Offer
                        --------------------------------------
                        Since Inception      -3.15%   -8.72%
                        --------------------------------------

                        B Shares           w/o CDSC   w/CDSC
                        --------------------------------------
                        Since Inception      -3.30%   -8.14%
                        --------------------------------------

                        C Shares                NAV   w/CDSC
                        --------------------------------------
                        Since Inception      -3.30%   -4.27%
                        --------------------------------------

                        R Shares                NAV
                        --------------------------------------
                        Since Inception      -3.10%
                        --------------------------------------

                  Top Five Common Stock Holdings/1/
                  Camden Property Trust                   3.4%
                  --------------------------------------------
                  American Home Mortgage Investment Corp. 3.3%
                  --------------------------------------------
                  SEI Investments Company                 3.2%
                  --------------------------------------------
                  Reynolds & Reynolds Company             3.1%
                  --------------------------------------------
                  Corporate Executive Board Company       3.0%
                  --------------------------------------------

                        Cumulative Total Returns as of 6/30/06

                        A Shares                NAV    Offer
                        --------------------------------------
                        Since Inception       2.45%   -3.44%
                        --------------------------------------

                        B Shares           w/o CDSC   w/CDSC
                        --------------------------------------
                        Since Inception       2.35%   -2.65%
                        --------------------------------------

                        C Shares                NAV   w/CDSC
                        --------------------------------------
                        Since Inception       2.35%    1.35%
                        --------------------------------------

                        R Shares                NAV
                        --------------------------------------
                        Since Inception       2.45%
                        --------------------------------------

Portfolio Allocation/1/

                                    [CHART]

Common Stocks                      100.0%

                         Portfolio Statistics
                         Net Assets ($000)        $968
                         -----------------------------
                         Number of Common Stocks    75
                         -----------------------------
                         Expense Ratio/2/        1.42%
                         -----------------------------

--------------------------------------------------------------------------------
1As a percentage of total holdings as of July 31, 2006. Holdings are subject to change.
2Class A shares after credit/reimbursement for the period May 30, 2006
 (commencement of operations) through July 31, 2006.

                            Annual Report l Page 13

  Fund Spotlight as of 7/31/06           Nuveen Symphony Small-Mid Cap Core Fund

================================================================================


Industries/1/
Commercial Services & Supplies           10.7%
----------------------------------------------
Real Estate                               8.7%
----------------------------------------------
Health Care Providers & Services          7.8%
----------------------------------------------
Specialty Retail                          6.6%
----------------------------------------------
Insurance                                 4.5%
----------------------------------------------
Software                                  3.9%
----------------------------------------------
Oil, Gas & Consumable Fuels               3.6%
----------------------------------------------
Electronic Equipment & Instruments        3.2%
----------------------------------------------
Hotels, Restaurants & Leisure             3.0%
----------------------------------------------
Machinery                                 2.9%
----------------------------------------------
Electrical Equipment                      2.8%
----------------------------------------------
Energy Equipment & Services               2.8%
----------------------------------------------
Health Care Equipment & Supplies          2.7%
----------------------------------------------
Electric Utilities                        2.6%
----------------------------------------------
Multiline Retail                          2.6%
----------------------------------------------
Textiles Apparel & Luxury Goods           2.5%
----------------------------------------------
Leisure Equipment & Products              2.4%
----------------------------------------------
Computers & Peripherals                   2.2%
----------------------------------------------
Diversified Telecommunication Services    2.2%
----------------------------------------------
Household Durables                        2.2%
----------------------------------------------
Commercial Banks                          2.1%
----------------------------------------------
Chemicals                                 2.0%
----------------------------------------------
Other                                    16.0%
----------------------------------------------

1As a percentage of total holdings as of July 31, 2006. Holdings are subject to change.

--------------------------------------------------------------------------------
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Since the expense examples below reflect only the first 62 days of the Fund's operations they may not provide a meaningful understanding of the Fund's ongoing expenses.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the period.

The information under "Actual Performance," together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period" to estimate the expenses incurred on your account during this period.

The information under "Hypothetical Performance," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                 Hypothetical Performance
                                            Actual Performance                  (5% return before expenses)
                                  --------------------------------------- ---------------------------------------

                                   A Shares  B Shares  C Shares  R Shares  A Shares  B Shares  C Shares  R Shares
-----------------------------------------------------------------------------------------------------------------
Beginning Account Value (5/30/06) $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
-----------------------------------------------------------------------------------------------------------------
Ending Account Value (7/31/06)    $  968.50 $  967.00 $  967.00 $  969.00 $1,006.08 $1,004.81 $1,004.81 $1,006.51
-----------------------------------------------------------------------------------------------------------------
Expenses Incurred During Period   $    2.37 $    3.63 $    3.63 $    1.96 $    2.42 $    3.69 $    3.69 $    1.99
-----------------------------------------------------------------------------------------------------------------

For each class of the Fund, expenses are equal to the Fund's annualized expense ratio of 1.42%, 2.17%, 2.17% and 1.17% for Classes A, B, C and R, respectively, multiplied by the average account value over the period, multiplied by 62/365 (to reflect the 62 days in the period since the Fund's commencement of operations).

                            Annual Report  Page 14

Portfolio of Investments
NUVEEN SYMPHONY LARGE-CAP VALUE FUND
July 31, 2006

Shares Description                                                     Value
----------------------------------------------------------------------------
       COMMON STOCKS - 99.0%

       Aerospace & Defense - 2.4%

   546 Raytheon Company                                             $ 24,608
----------------------------------------------------------------------------
       Air Freight & Logistics - 1.1%

   223 Ryder System Inc.                                              11,239
----------------------------------------------------------------------------
       Airlines - 0.7%

   378 Southwest Airlines Co.                                          6,800
----------------------------------------------------------------------------
       Auto Components - 0.8%

   324 TRW Automotive Holdings Corporation, (1)                        8,392
----------------------------------------------------------------------------
       Beverages - 2.2%

   694 Pepsi Bottling Group Inc.                                      23,076
----------------------------------------------------------------------------
       Chemicals - 1.4%

   408 Airgas, Inc.                                                   14,790
----------------------------------------------------------------------------
       Commercial Banks - 9.2%

 1,245 Bank of America Corporation                                    64,156

   379 Colonial BancGroup Inc.                                         9,627

   161 Cullen/Frost Bankers, Inc.                                      9,454

   213 Northern Trust Corporation                                     12,162
----------------------------------------------------------------------------
       Total Commercial Banks                                         95,399
       --------------------------------------------------------------------
       Commercial Services & Supplies - 1.8%

   628 R.R. Donnelley & Sons Company                                  18,331
----------------------------------------------------------------------------
       Computers & Peripherals - 4.1%

 1,331 Hewlett-Packard Company                                        42,472
----------------------------------------------------------------------------
       Containers & Packaging - 0.5%

   239 Packaging Corp. of America                                      5,480
----------------------------------------------------------------------------
       Diversified Financial Services - 12.8%

   195 CBOT Holdings, Inc. Class A, (1)                               24,434

   440 CIT Group Inc.                                                 20,200

 1,173 Citigroup Inc.                                                 56,668

   453 JPMorgan Chase & Co.                                           20,666

   184 State Street Corporation                                       11,051
----------------------------------------------------------------------------
       Total Diversified Financial Services                          133,019
       --------------------------------------------------------------------
       Diversified Telecommunication Services - 3.9%

   663 AT&T Inc.                                                      19,883

   614 Verizon Communications Inc.                                    20,765
----------------------------------------------------------------------------
       Total Diversified Telecommunication Services                   40,648
       --------------------------------------------------------------------
       Electric Utilities - 4.4%

   340 Allegheny Energy Inc., (1)                                     13,957

   328 American Electric Power                                        11,847

   358 Great Plains Energy Incorporated                               10,500

   260 OGE Energy Corp.                                                9,841
----------------------------------------------------------------------------
       Total Electric Utilities                                       46,145
       --------------------------------------------------------------------
       Electrical Equipment - 0.4%

   142 Molex Inc.                                                      4,504
----------------------------------------------------------------------------

----
15

Portfolio of Investments
NUVEEN SYMPHONY LARGE-CAP VALUE FUND (continued)
July 31, 2006

Shares Description                                                    Value
---------------------------------------------------------------------------
       Energy Equipment & Services - 2.7%

   482 Unit Corporation, (1)                                        $28,264
---------------------------------------------------------------------------
       Food & Staples Retailing - 2.4%

   895 Safeway Inc.                                                  25,132
---------------------------------------------------------------------------
       Food Products - 3.7%

   721 Campbell Soup Company                                         26,446

   276 Monsanto Company                                              11,865
---------------------------------------------------------------------------
       Total Food Products                                           38,311
       -------------------------------------------------------------------
       Gas Utilities - 1.7%

   404 Energen Corporation                                           17,218
---------------------------------------------------------------------------
       Health Care Equipment & Supplies - 2.9%

   694 Hospira Inc., (1)                                             30,321
---------------------------------------------------------------------------
       Health Care Providers & Services - 2.0%

   481 Sierra Health Services Inc., (1)                              20,770
---------------------------------------------------------------------------
       Household Durables - 1.5%

   360 Snap-on Incorporated                                          15,124
---------------------------------------------------------------------------
       Independent Power Producers & Energy Traders - 1.5%

   324 NRG Energy Inc., (1)                                          15,957
---------------------------------------------------------------------------
       Insurance - 8.1%

   651 AFLAC Incorporated                                            28,735

   233 American Financial Group Inc.                                  9,812

   612 HCC Insurance Holdings Inc.                                   18,660

   122 Mercury General Corporation                                    6,732

   274 Philadelphia Consolidated Holding Corporation, (1)             9,280

   312 W.R. Berkley Corporation                                      11,232
---------------------------------------------------------------------------
       Total Insurance                                               84,451
       -------------------------------------------------------------------
       Machinery - 2.5%

   140 Terex Corporation, (1)                                         6,278

   589 Trinity Industries Inc.                                       19,684
---------------------------------------------------------------------------
       Total Machinery                                               25,962
       -------------------------------------------------------------------
       Media - 2.6%

 1,580 DIRECTV Group, Inc., (1)                                      26,939
---------------------------------------------------------------------------
       Metals & Mining - 0.7%

   141 Newmont Mining Corporation                                     7,223
---------------------------------------------------------------------------
       Multiline Retail - 0.5%

   193 Dollar Tree Stores Inc., (1)                                   5,134
---------------------------------------------------------------------------
       Multi-Utilities - 2.3%

   384 National Fuel Gas Company                                     14,262

   320 NSTAR                                                          9,974
---------------------------------------------------------------------------
       Total Multi-Utilities                                         24,236
       -------------------------------------------------------------------
       Oil, Gas & Consumable Fuels - 6.6%

   271 Cabot Oil & Gas Corporation                                   14,295

   192 ChevronTexaco Corporation                                     12,630


----
16

Shares Description                                                       Value
------------------------------------------------------------------------------
       Oil, Gas & Consumable Fuels (continued)

   142 EOG Resources, Inc.                                          $   10,529

   160 Newfield Exploration Company, (1)                                 7,421

   352 Valero Energy Corporation                                        23,735
------------------------------------------------------------------------------
       Total Oil, Gas & Consumable Fuels                                68,610
       ----------------------------------------------------------------------
       Pharmaceuticals - 1.5%

   393 Merck & Co. Inc.                                                 15,826
------------------------------------------------------------------------------
       Real Estate - 4.0%

   351 Camden Property Trust                                            26,834

   259 Health Care Property Investors Inc.                               7,102

    70 SL Green Realty Corporation                                       8,001
------------------------------------------------------------------------------
       Total Real Estate                                                41,937
       ----------------------------------------------------------------------
       Semiconductors & Equipment - 0.6%

   407 Micron Technology, Inc., (1)                                      6,345
------------------------------------------------------------------------------
       Software - 1.3%

   280 Cadence Design Systems, Inc., (1)                                 4,533

   250 Reynolds and Reynolds Company                                     8,848
------------------------------------------------------------------------------
       Total Software                                                   13,381
       ----------------------------------------------------------------------
       Specialty Retail - 2.7%

   676 Ann Taylor Stores Corporation, (1)                               27,757
------------------------------------------------------------------------------
       Tobacco - 1.5%
   301 UST Inc.                                                         15,216
------------------------------------------------------------------------------
       Total Investments (cost $997,467) - 99.0%                     1,029,017
       ----------------------------------------------------------------------
       Other Assets Less Liabilities - 1.0%                             10,566
       ----------------------------------------------------------------------
       Net Assets - 100%                                            $1,039,583
       ----------------------------------------------------------------------

           (1)Non-income producing.

                                See accompanying notes to financial statements.

----
17

Portfolio of Investments
NUVEEN SYMPHONY ALL-CAP CORE FUND
July 31, 2006

Shares Description                                                    Value
---------------------------------------------------------------------------
       COMMON STOCKS - 99.2%

       Aerospace & Defense - 3.3%

   263 Boeing Company                                               $20,361

   561 Orbital Sciences Corporation, (1)                             10,048

    50 Raytheon Company                                               2,254
---------------------------------------------------------------------------
       Total Aerospace & Defense                                     32,663
       -------------------------------------------------------------------
       Beverages - 1.1%

   317 Pepsi Bottling Group Inc.                                     10,540
---------------------------------------------------------------------------
       Biotechnology - 1.3%

   198 Albany Molecular Research Inc., (1)                            1,782

   100 Biosite Diagnostic Inc., (1)                                   3,898

    96 Genentech, Inc., (1)                                           7,759
---------------------------------------------------------------------------
       Total Biotechnology                                           13,439
       -------------------------------------------------------------------
       Chemicals - 1.7%

   256 Airgas, Inc.                                                   9,280

   167 Koppers Holdings Inc.                                          3,201

   203 Sparetech Corporation                                          4,685
---------------------------------------------------------------------------
       Total Chemicals                                               17,166
       -------------------------------------------------------------------
       Commercial Banks - 5.4%

   882 Bank of America Corporation                                   45,452

   130 First Republic Bank San Francisco                              5,529

   151 Hanmi Financial Corporation                                    2,875
---------------------------------------------------------------------------
       Total Commercial Banks                                        53,856
       -------------------------------------------------------------------
       Commercial Services & Supplies - 4.1%

    67 Corrections Corporation of America, (1)                        3,658

   203 Global Payments Inc.                                           8,636

   213 John Harland Company                                           8,373

   418 SEI Investments Company                                       20,423
---------------------------------------------------------------------------
       Total Commercial Services & Supplies                          41,090
       -------------------------------------------------------------------
       Computers & Peripherals - 4.6%

 1,018 Hewlett-Packard Company                                       32,484

   354 Komag Inc., (1)                                               13,562
---------------------------------------------------------------------------
       Total Computers & Peripherals                                 46,046
       -------------------------------------------------------------------
       Construction Materials - 1.8%

   370 Texas Industries Inc.                                         18,271
---------------------------------------------------------------------------
       Consumer Finance - 0.9%

   190 CompuCredit Corporation, (1)                                   6,207

    71 World Acceptance Corporation, (1)                              2,947
---------------------------------------------------------------------------
       Total Consumer Finance                                         9,154
       -------------------------------------------------------------------
       Containers & Packaging - 1.2%

   433 Packaging Corp. of America                                     9,929

   134 Rock-Tenn Company                                              2,303
---------------------------------------------------------------------------
       Total Containers & Packaging                                  12,232
       -------------------------------------------------------------------

----
18

Shares Description                                                    Value
---------------------------------------------------------------------------
       Diversified Consumer Services - 0.4%

    90 Jackson Hewitt Tax Services Inc.                             $ 3,072
---------------------------------------------------------------------------
       Diversified Financial Services - 2.9%

    47 CBOT Holdings, Inc. Class A, (1)                               5,889

   120 CIT Group Inc.                                                 5,509

   360 Citigroup Inc.                                                17,392
---------------------------------------------------------------------------
       Total Diversified Financial Services                          28,790
       -------------------------------------------------------------------
       Diversified Telecommunication Services - 0.9%

   360 Alaska Communications Systems Group Inc.                       4,460

   173 CT Communications, Inc.                                        4,322
---------------------------------------------------------------------------
       Total Diversified Telecommunication Services                   8,782
       -------------------------------------------------------------------
       Electric Utilities - 1.0%

   260 OGE Energy Corp.                                               9,841

    -- UIL Holdings Corporation                                          11
---------------------------------------------------------------------------
       Total Electric Utilities                                       9,852
       -------------------------------------------------------------------
       Electrical Equipment - 1.0%

   280 Ormat Technologies Inc.                                       10,357
---------------------------------------------------------------------------
       Electronic Equipment & Instruments - 1.6%

    35 Itron Inc., (1)                                                1,629

   245 Plexus Corporation, (1)                                        6,105

   149 Rogers Corporation, (1)                                        8,493
---------------------------------------------------------------------------
       Total Electronic Equipment & Instruments                      16,227
       -------------------------------------------------------------------
       Energy Equipment & Services - 2.2%

    36 Unit Corporation, (1)                                          2,111

   352 Veritas DGC Inc., (1)                                         20,159
---------------------------------------------------------------------------
       Total Energy Equipment & Services                             22,270
       -------------------------------------------------------------------
       Food & Staples Retailing - 2.1%

   262 Performance Food Group Company, (1)                            7,302

   453 Safeway Inc.                                                  12,720

    16 Whole Foods Market, Inc.                                         920
---------------------------------------------------------------------------
       Total Food & Staples Retailing                                20,942
       -------------------------------------------------------------------
       Food Products - 3.9%

   214 Campbell Soup Company                                          7,850

   301 Delta and Pine Land Company                                   10,297

   232 Flowers Foods Inc.                                             6,607

   280 Monsanto Company                                              12,037

   100 Reddy Ice Holding, Inc.                                        2,228
---------------------------------------------------------------------------
       Total Food Products                                           39,019
       -------------------------------------------------------------------
       Health Care Equipment & Supplies - 5.3%

   461 Baxter International Inc.                                     19,362

   636 Hospira Inc., (1)                                             27,787

   159 SurModics Inc., (1)                                            5,684
---------------------------------------------------------------------------
       Total Health Care Equipment & Supplies                        52,833
       -------------------------------------------------------------------


----
19

Portfolio of Investments
NUVEEN SYMPHONY ALL-CAP CORE FUND (continued)
July 31, 2006

Shares Description                                                    Value
---------------------------------------------------------------------------
       Health Care Providers & Services - 5.3%

    90 Advisory Board Company, (1)                                  $ 4,170

   172 Healthways Inc., (1)                                           9,240

   481 Sierra Health Services Inc., (1)                              20,770

   385 Wellcare Health Plans Inc., (1)                               18,888
---------------------------------------------------------------------------
       Total Health Care Providers & Services                        53,068
       -------------------------------------------------------------------
       Hotels, Restaurants & Leisure - 1.6%

   471 Starbucks Corporation, (1)                                    16,136
---------------------------------------------------------------------------
       Household Durables - 0.9%

   220 Snap-on Incorporated                                           9,242
---------------------------------------------------------------------------
       Independent Power Producers & Energy Traders - 0.8%

   171 NRG Energy Inc., (1)                                           8,422
---------------------------------------------------------------------------
       Insurance - 5.7%

   651 AFLAC Incorporated                                            28,735

   152 Argonaut Group Inc., (1)                                       4,432

   251 HCC Insurance Holdings Inc.                                    7,653

    37 Mercury General Corporation                                    2,042

   274 Philadelphia Consolidated Holding Corporation, (1)             9,280

   166 Tower Group Inc.                                               4,983
---------------------------------------------------------------------------
       Total Insurance                                               57,125
       -------------------------------------------------------------------
       IT Services - 0.3%

    92 Websense Inc., (1)                                             1,725
---------------------------------------------------------------------------
       Leisure Equipment & Products - 1.2%

   657 Marvel Entertainment Inc., (1)                                11,616
---------------------------------------------------------------------------
       Machinery - 1.1%

   150 Robbins & Myers, Inc.                                          4,020

   220 Trinity Industries Inc.                                        7,352
---------------------------------------------------------------------------
       Total Machinery                                               11,372
       -------------------------------------------------------------------
       Media - 4.1%

 1,478 DIRECTV Group, Inc., (1)                                      25,200

   108 LodgeNet Entertainment Corporation, (1)                        2,016

   242 McGraw-Hill Companies, Inc.                                   13,625
---------------------------------------------------------------------------
       Total Media                                                   40,841
       -------------------------------------------------------------------
       Metals & Mining - 0.6%

   214 Compass Minerals International, Inc.                           5,716
---------------------------------------------------------------------------
       Multiline Retail - 4.4%

   743 Big Lots Inc., (1)                                            12,007

   567 Kohl's Corporation, (1)                                       32,109
---------------------------------------------------------------------------
       Total Multiline Retail                                        44,116
       -------------------------------------------------------------------
       Multi-Utilities - 0.5%

   160 NSTAR                                                          4,987
---------------------------------------------------------------------------
       Oil, Gas & Consumable Fuels - 3.1%

   365 Alpha Natural Resources Inc., (1)                              5,902

   161 Bois d'Arc Energy, Inc., (1)                                   2,673

----
20

Shares Description                                                     Value
----------------------------------------------------------------------------
       Oil, Gas & Consumable Fuels (continued)

   121 Valero Energy Corporation                                    $  8,159

   432 W&T Offshore Inc.                                              14,714
----------------------------------------------------------------------------
       Total Oil, Gas & Consumable Fuels                              31,448
       --------------------------------------------------------------------
       Personal Products - 2.5%

   678 Estee Lauder Companies                                         25,303
----------------------------------------------------------------------------
       Pharmaceuticals - 2.5%

   232 Allergan Inc.                                                  25,021
----------------------------------------------------------------------------
       Real Estate - 5.4%

   575 American Home Mortgage Investment Corp.                        20,079

   366 Camden Property Trust                                          27,981

   187 Northstar Realty Finance Corporation                            2,255

    60 PS Business Parks Inc.                                          3,600
----------------------------------------------------------------------------
       Total Real Estate                                              53,915
       --------------------------------------------------------------------
       Semiconductors & Equipment - 0.5%

   312 Micron Technology, Inc., (1)                                    4,864
----------------------------------------------------------------------------
       Software - 4.7%

 1,016 Intuit Inc., (1)                                               31,364

   429 Reynolds and Reynolds Company                                  15,182
----------------------------------------------------------------------------
       Total Software                                                 46,546
       --------------------------------------------------------------------
       Specialty Retail - 3.6%

   310 Ann Taylor Stores Corporation, (1)                             12,729

   270 Christopher & Banks Corporation                                 7,611

   187 Gymboree Corporation, (1)                                       6,268

    80 Lowe's Companies, Inc.                                          2,268

   355 Select Comfort Corporation, (1)                                 7,163
----------------------------------------------------------------------------
       Total Specialty Retail                                         36,039
       --------------------------------------------------------------------
       Textiles Apparel & Luxury Goods - 2.4%

   388 Guess Inc., (1)                                                16,529

   272 Kellwood Company                                                7,194
----------------------------------------------------------------------------
       Total Textiles Apparel & Luxury Goods                          23,723
       --------------------------------------------------------------------
       Tobacco - 0.4%

    70 UST Inc.                                                        3,539
----------------------------------------------------------------------------
       Trading Companies & Distributors - 0.9%

   228 GATX Corporation                                                8,935
----------------------------------------------------------------------------
       Total Investments (cost $986,293) - 99.2%                     990,300
       --------------------------------------------------------------------
       Other Assets Less Liabilities - 0.8%                            8,248
       --------------------------------------------------------------------
       Net Assets - 100%                                            $998,548
       --------------------------------------------------------------------

           (1)Non-income producing.

                                See accompanying notes to financial statements.

----
21

Portfolio of Investments
NUVEEN SYMPHONY MID-CAP CORE FUND
July 31, 2006

Shares Description                                                    Value
---------------------------------------------------------------------------
       COMMON STOCKS - 99.4%

       Air Freight & Logistics - 1.7%

   338 Ryder System Inc.                                            $17,035
---------------------------------------------------------------------------
       Airlines - 1.3%

   717 Southwest Airlines Co.                                        12,899
---------------------------------------------------------------------------
       Auto Components - 1.4%

   547 TRW Automotive Holdings Corporation, (1)                      14,167
---------------------------------------------------------------------------
       Beverages - 2.1%

   642 Pepsi Bottling Group Inc.                                     21,347
---------------------------------------------------------------------------
       Biotechnology - 0.7%

   111 Cephalon, Inc., (1)                                            7,297
---------------------------------------------------------------------------
       Chemicals - 3.2%

   879 Airgas, Inc.                                                  31,864
---------------------------------------------------------------------------
       Commercial Banks - 3.0%

   428 Colonial BancGroup Inc.                                       10,871

   161 Cullen/Frost Bankers, Inc.                                     9,454

   167 Northern Trust Corporation                                     9,536
---------------------------------------------------------------------------
       Total Commercial Banks                                        29,861
       -------------------------------------------------------------------
       Commercial Services & Supplies - 8.2%

   308 Apollo Group, Inc., (1)                                       14,575

   669 Global Payments Inc.                                          28,459

   299 R.R. Donnelley & Sons Company                                  8,728

   630 SEI Investments Company                                       30,782
---------------------------------------------------------------------------
       Total Commercial Services & Supplies                          82,544
       -------------------------------------------------------------------
       Computers & Peripherals - 2.7%

   413 Lexmark International, Inc., (1)                              22,323

   155 Network Appliance Inc., (1)                                    4,602
---------------------------------------------------------------------------
       Total Computers & Peripherals                                 26,925
       -------------------------------------------------------------------
       Construction & Engineering - 0.7%

    90 Jacobs Engineering Group Inc., (1)                             7,469
---------------------------------------------------------------------------
       Construction Materials - 0.3%

    95 Florida Rock Industries Inc.                                   3,616
---------------------------------------------------------------------------
       Containers & Packaging - 2.0%

   864 Packaging Corp. of America                                    19,812
---------------------------------------------------------------------------
       Diversified Financial Services - 3.0%

   156 CBOT Holdings, Inc. Class A, (1)                              19,547

   240 CIT Group Inc.                                                11,018
---------------------------------------------------------------------------
       Total Diversified Financial Services                          30,565
       -------------------------------------------------------------------
       Electric Utilities - 5.6%

   376 Allegheny Energy Inc., (1)                                    15,435

   501 Great Plains Energy Incorporated                              14,694

   439 OGE Energy Corp.                                              16,616

   492 Xcel Energy, Inc.                                              9,860
---------------------------------------------------------------------------
       Total Electric Utilities                                      56,605
       -------------------------------------------------------------------

----
22

Shares Description                                                    Value
---------------------------------------------------------------------------
       Electrical Equipment - 1.0%

   306 Molex Inc.                                                   $ 9,706
---------------------------------------------------------------------------
       Energy Equipment & Services - 3.1%

   175 Patterson-UTI Energy, Inc.                                     4,956

   443 Unit Corporation, (1)                                         25,978
---------------------------------------------------------------------------
       Total Energy Equipment & Services                             30,934
       -------------------------------------------------------------------
       Food & Staples Retailing - 1.5%

   356 Safeway Inc.                                                   9,996

    87 Whole Foods Market, Inc.                                       5,003
---------------------------------------------------------------------------
       Total Food & Staples Retailing                                14,999
       -------------------------------------------------------------------
       Health Care Equipment & Supplies - 4.0%

    91 Beckman Coulter, Inc.                                          5,210

   694 Hospira Inc., (1)                                             30,321

   111 Kinetic Concepts Inc., (1)                                     4,946
---------------------------------------------------------------------------
       Total Health Care Equipment & Supplies                        40,477
       -------------------------------------------------------------------
       Health Care Providers & Services - 4.0%

   735 Sierra Health Services Inc., (1)                              31,737

   164 WellCare Health Plans Inc., (1)                                8,046
---------------------------------------------------------------------------
       Total Health Care Providers & Services                        39,783
       -------------------------------------------------------------------
       Household Durables - 2.3%

   553 Snap-on Incorporated                                          23,232
---------------------------------------------------------------------------
       Independent Power Producers & Energy Traders - 2.1%

   418 NRG Energy Inc., (1)                                          20,587
---------------------------------------------------------------------------
       Insurance - 4.4%

   381 HCC Insurance Holdings Inc.                                   11,617

   449 Philadelphia Consolidated Holding Corporation, (1)            15,208

   124 Torchmark Corporation                                          7,498

   262 W.R. Berkley Corporation                                       9,432
---------------------------------------------------------------------------
       Total Insurance                                               43,755
       -------------------------------------------------------------------
       Leisure Equipment & Products - 1.8%

 1,009 Marvel Entertainment Inc., (1)                                17,839
---------------------------------------------------------------------------
       Machinery - 4.6%

   280 Flowserve Corporation, (1)                                    14,504

   240 Terex Corporation, (1)                                        10,762

   637 Trinity Industries Inc.                                       21,289
---------------------------------------------------------------------------
       Total Machinery                                               46,555
       -------------------------------------------------------------------
       Metals & Mining - 0.9%

   168 Nucor Corporation                                              8,933
---------------------------------------------------------------------------
       Multiline Retail - 1.2%

   439 Dollar Tree Stores Inc., (1)                                  11,677
---------------------------------------------------------------------------
       Multi-Utilities - 0.7%

   232 NSTAR                                                          7,231
---------------------------------------------------------------------------


----
23

Portfolio of Investments
NUVEEN SYMPHONY MID-CAP CORE FUND (continued)
July 31, 2006

Shares Description                                                       Value
------------------------------------------------------------------------------
       Oil, Gas & Consumable Fuels - 3.0%

   195 Cabot Oil & Gas Corporation                                  $   10,286

   583 W&T Offshore Inc.                                                19,857
------------------------------------------------------------------------------
       Total Oil, Gas & Consumable Fuels                                30,143
       ----------------------------------------------------------------------
       Personal Products - 2.7%

   739 Estee Lauder Companies                                           27,579
------------------------------------------------------------------------------
       Pharmaceuticals - 2.5%

   182 Allergan Inc.                                                    19,629

   124 Celgene Corporation, (1)                                          5,938
------------------------------------------------------------------------------
       Total Pharmaceuticals                                            25,567
       ----------------------------------------------------------------------
       Real Estate - 6.4%

   422 Camden Property Trust                                            32,262

   187 Health Care Property Investors Inc.                               5,128

   350 Host Marriott Corporation                                         7,427

   174 SL Green Realty Corporation                                      19,888
------------------------------------------------------------------------------
       Total Real Estate                                                64,705
       ----------------------------------------------------------------------
       Real Estate Management & Development - 0.5%

   198 CB Richard Ellis Group, Inc., (1)                                 4,659
------------------------------------------------------------------------------
       Semiconductors & Equipment - 3.5%

   451 Advanced Micro Devices, Inc., (1)                                 8,745

 1,684 Micron Technology, Inc., (1)                                     26,254
------------------------------------------------------------------------------
       Total Semiconductors & Equipment                                 34,999
       ----------------------------------------------------------------------
       Software - 7.1%

   201 Autodesk, Inc., (1)                                               6,856

   152 Cerner Corporation, (1)                                           6,153

 1,108 Intuit Inc., (1)                                                 34,200

   679 Reynolds and Reynolds Company                                    24,030
------------------------------------------------------------------------------
       Total Software                                                   71,239
       ----------------------------------------------------------------------
       Specialty Retail - 4.6%

   160 American Eagle Outfitters, Inc.                                   5,258

   811 Ann Taylor Stores Corporation, (1)                               33,300

   199 Office Depot, Inc., (1)                                           7,174
------------------------------------------------------------------------------
       Total Specialty Retail                                           45,732
       ----------------------------------------------------------------------
       Tobacco - 1.6%
   318 UST Inc.                                                         16,075
------------------------------------------------------------------------------
       Total Investments (cost $990,560) - 99.4%                       998,412
       ----------------------------------------------------------------------
       Other Assets Less Liabilities - 0.6%                              5,764
       ----------------------------------------------------------------------
       Net Assets - 100%                                            $1,004,176
       ----------------------------------------------------------------------

           (1)Non-income producing.

                                See accompanying notes to financial statements.

----
24

Portfolio of Investments
NUVEEN SYMPHONY SMALL-MID CAP CORE FUND
July 31, 2006

Shares Description                                                     Value
----------------------------------------------------------------------------
       COMMON STOCKS - 97.8%

       Air Freight & Logistics - 0.8%

   162 Ryder System Inc.                                            $  8,165
----------------------------------------------------------------------------
       Auto Components - 0.8%

   304 TRW Automotive Holdings Corporation, (1)                        7,874
----------------------------------------------------------------------------
       Automobiles - 0.2%

    71 Winnebago Industries Inc.                                       2,053
----------------------------------------------------------------------------
       Biotechnology - 0.5%

   300 Albany Molecular Research Inc., (1)                             2,700

    35 Cephalon, Inc., (1)                                             2,301
----------------------------------------------------------------------------
       Total Biotechnology                                             5,001
       --------------------------------------------------------------------
       Capital Markets - 0.2%

    87 Calamos Asset Management, Inc. Class A                          2,350
----------------------------------------------------------------------------
       Chemicals - 1.9%

   229 Airgas, Inc.                                                    8,301

   155 Hercules Inc., (1)                                              2,155

   429 Koppers Holdings Inc.                                           8,224
----------------------------------------------------------------------------
       Total Chemicals                                                18,680
       --------------------------------------------------------------------
       Commercial Banks - 2.1%

   310 First Republic Bank San Francisco                              13,184

   373 Hanmi Financial Corporation                                     7,102
----------------------------------------------------------------------------
       Total Commercial Banks                                         20,286
       --------------------------------------------------------------------
       Commercial Services & Supplies - 10.5%

   301 Corporate Executive Board Company                              28,294

   224 Corrections Corporation of America, (1)                        12,230

   223 Global Payments Inc.                                            9,486

   536 John Harland Company                                           21,070

   617 SEI Investments Company                                        30,147
----------------------------------------------------------------------------
       Total Commercial Services & Supplies                          101,227
       --------------------------------------------------------------------
       Computers & Peripherals - 2.2%

   548 Komag Inc., (1)                                                20,994
----------------------------------------------------------------------------
       Construction Materials - 1.8%

   356 Texas Industries Inc.                                          17,579
----------------------------------------------------------------------------
       Consumer Finance - 0.8%

   182 World Acceptance Corporation, (1)                               7,553
----------------------------------------------------------------------------
       Containers & Packaging - 0.6%

   330 Rock-Tenn Company                                               5,673
----------------------------------------------------------------------------
       Diversified Telecommunication Services - 2.2%

   891 Alaska Communications Systems Group Inc.                       11,039

   398 CT Communications, Inc.                                         9,942
----------------------------------------------------------------------------
       Total Diversified Telecommunication Services                   20,981
       --------------------------------------------------------------------
       Electric Utilities - 2.6%

   655 OGE Energy Corp.                                               24,792
----------------------------------------------------------------------------

----
25

Portfolio of Investments
NUVEEN SYMPHONY SMALL-MID CAP CORE FUND (continued)
July 31, 2006

Shares Description                                                    Value
---------------------------------------------------------------------------
       Electrical Equipment - 2.8%

   673 Ormat Technologies Inc.                                      $24,894

   165 Vicor Corporation                                              1,889
---------------------------------------------------------------------------
       Total Electrical Equipment                                    26,783
       -------------------------------------------------------------------
       Electronic Equipment & Instruments - 3.1%

   184 Itron Inc., (1)                                                8,563

   449 Plexus Corporation, (1)                                       11,189

   188 Rogers Corporation, (1)                                       10,716
---------------------------------------------------------------------------
       Total Electronic Equipment & Instruments                      30,468
       -------------------------------------------------------------------
       Energy Equipment & Services - 2.7%

   460 Veritas DGC Inc., (1)                                         26,344
---------------------------------------------------------------------------
       Food & Staples Retailing - 1.4%

   473 Performance Food Group Company, (1)                           13,183
---------------------------------------------------------------------------
       Food Products - 1.7%

   571 Flowers Foods Inc.                                            16,262
---------------------------------------------------------------------------
       Health Care Equipment & Supplies - 2.7%

    52 Kinetic Concepts Inc., (1)                                     2,317

   273 Kyphon Inc., (1)                                               9,298

   396 SurModics Inc., (1)                                           14,157
---------------------------------------------------------------------------
       Total Health Care Equipment & Supplies                        25,772
       -------------------------------------------------------------------
       Health Care Providers & Services - 7.6%

   230 Advisory Board Company, (1)                                   10,656

   209 Healthways Inc., (1)                                          11,227

   626 Sierra Health Services Inc., (1)                              27,031

   511 WellCare Health Plans Inc., (1)                               25,070
---------------------------------------------------------------------------
       Total Health Care Providers & Services                        73,984
       -------------------------------------------------------------------
       Hotels, Restaurants & Leisure - 2.9%

   562 Choice Hotels International, Inc.                             23,952

    81 Panera Bread Company, (1)                                      4,237
---------------------------------------------------------------------------
       Total Hotels, Restaurants & Leisure                           28,189
       -------------------------------------------------------------------
       Household Durables - 2.1%

   492 Snap-on Incorporated                                          20,669
---------------------------------------------------------------------------
       Insurance - 4.4%

   305 Argonaut Group Inc., (1)                                       8,894

   618 Philadelphia Consolidated Holding Corporation, (1)            20,932

   420 Tower Group Inc.                                              12,608
---------------------------------------------------------------------------
       Total Insurance                                               42,434
       -------------------------------------------------------------------
       IT Services - 1.2%

   624 Websense Inc., (1)                                            11,700
---------------------------------------------------------------------------
       Leisure Equipment & Products - 2.3%

 1,261 Marvel Entertainment Inc., (1)                                22,294
---------------------------------------------------------------------------
       Machinery - 2.9%

   405 AGCO Corporation, (1)                                          9,299


----
26

Shares Description                                                    Value
---------------------------------------------------------------------------
       Machinery (continued)

   349 Robbins & Myers, Inc.                                        $ 9,353

   270 Trinity Industries Inc.                                        9,023
---------------------------------------------------------------------------
       Total Machinery                                               27,675
       -------------------------------------------------------------------
       Media - 0.9%

   143 Catalina Marketing Corporation                                 4,157

   263 LodgeNet Entertainment Corporation, (1)                        4,910
---------------------------------------------------------------------------
       Total Media                                                    9,067
       -------------------------------------------------------------------
       Metals & Mining - 1.5%

   531 Compass Minerals International, Inc.                          14,183
---------------------------------------------------------------------------
       Multiline Retail - 2.5%

 1,508 Big Lots, Inc., (1)                                           24,369
---------------------------------------------------------------------------
       Oil, Gas & Consumable Fuels - 3.5%

   812 Alpha Natural Resources Inc., (1)                             13,130

   153 Bois d'Arc Energy, Inc., (1)                                   2,540

   538 W&T Offshore Inc.                                             18,324
---------------------------------------------------------------------------
       Total Oil, Gas & Consumable Fuels                             33,994
       -------------------------------------------------------------------
       Personal Products - 0.3%

   106 NBTY, Inc., (1)                                                3,130
---------------------------------------------------------------------------
       Pharmaceuticals - 0.5%

   200 New River Pharmaceuticals, Inc., (1)                           4,888
---------------------------------------------------------------------------
       Real Estate - 8.5%

   894 American Home Mortgage Investment Corp.                       31,218

   422 Camden Property Trust                                         32,264

   909 Equity Inns Inc.                                              14,335

   395 Northstar Realty Finance Corporation                           4,764
---------------------------------------------------------------------------
       Total Real Estate                                             82,581
       -------------------------------------------------------------------
       Semiconductors & Equipment - 1.7%

   351 NetLogic Microsystems, Inc., (1)                               8,600

   158 Trident Microsystems Inc., (1)                                 2,721

   306 Zoran Corporation, (1)                                         4,911
---------------------------------------------------------------------------
       Total Semiconductors & Equipment                              16,232
       -------------------------------------------------------------------
       Software - 3.8%

   377 Aspen Technology Inc., (1)                                     4,558

    92 Citrix Systems, (1)                                            2,923

   828 Reynolds and Reynolds Company                                 29,303
---------------------------------------------------------------------------
       Total Software                                                36,784
       -------------------------------------------------------------------
       Specialty Retail - 6.5%

   441 Ann Taylor Stores Corporation, (1)                            18,107

   600 Christopher & Banks Corporation                               16,914

    33 Group 1 Automotive Inc.                                        2,024

   302 Gymboree Corporation, (1)                                     10,123

   772 Select Comfort Corporation, (1)                               15,556
---------------------------------------------------------------------------
       Total Specialty Retail                                        62,724
       -------------------------------------------------------------------

----
27

Portfolio of Investments
NUVEEN SYMPHONY SMALL-MID CAP CORE FUND (continued)
July 31, 2006

Shares Description                                                     Value
----------------------------------------------------------------------------
       Textiles Apparel & Luxury Goods - 2.5%

   564 Guess Inc., (1)                                              $ 24,026
----------------------------------------------------------------------------
       Trading Companies & Distributors - 0.6%

   142 GATX Corporation                                                5,565
----------------------------------------------------------------------------
       Total Investments (cost $975,624) - 97.8%                     946,508
       --------------------------------------------------------------------
       Other Assets Less Liabilities - 2.2%                           21,403
       --------------------------------------------------------------------
       Net Assets - 100%                                            $967,911
       --------------------------------------------------------------------

           (1)Non-income producing.

                                See accompanying notes to financial statements.

----
28

Statement of Assets and Liabilities
July 31, 2006

                                                                        Large-Cap     All-Cap     Mid-Cap Small-Mid
                                                                            Value        Core        Core  Cap Core
--------------------------------------------------------------------------------------------------------------------
Assets
Investments, at value (cost $997,467, $986,293, $990,560 and $975,624,
 respectively)                                                         $1,029,017 $  990,300  $  998,412   $946,508
Cash                                                                       19,745     61,240      78,178     21,349
Receivables:
  Dividends                                                                   585        195         355        284
  From Adviser                                                              6,962      7,010       6,892      6,822
  Investments sold                                                         42,022     22,461      22,247      8,353
--------------------------------------------------------------------------------------------------------------------
    Total assets                                                        1,098,331  1,081,206   1,106,084    983,316
--------------------------------------------------------------------------------------------------------------------
Liabilities
Payable for investments purchased                                          43,327     67,246      86,493         --
Accrued expenses:
  12b-1 distribution and service fees                                         488        479         479        473
  Other                                                                    14,933     14,933      14,936     14,932
--------------------------------------------------------------------------------------------------------------------
    Total liabilities                                                      58,748     82,658     101,908     15,405
--------------------------------------------------------------------------------------------------------------------
Net assets                                                             $1,039,583 $  998,548  $1,004,176   $967,911
--------------------------------------------------------------------------------------------------------------------
Class A Shares
Net assets                                                             $  260,033 $  249,768  $  251,177   $242,105
Shares outstanding                                                         12,500     12,500      12,500     12,500
Net asset value per share                                              $    20.80 $    19.98  $    20.09   $  19.37
Offering price per share (net asset value per share plus
 maximum sales charge of 5.75% of offering price)                      $    22.07 $    21.20  $    21.32   $  20.55
--------------------------------------------------------------------------------------------------------------------
Class B Shares
Net assets                                                             $  259,703 $  249,452  $  250,857   $241,798
Shares outstanding                                                         12,500     12,500      12,500     12,500
Net asset value and offering price per share                           $    20.78 $    19.96  $    20.07   $  19.34
--------------------------------------------------------------------------------------------------------------------
Class C Shares
Net assets                                                             $  259,702 $  249,452  $  250,857   $241,798
Shares outstanding                                                         12,500     12,500      12,500     12,500
Net asset value and offering price per share                           $    20.78 $    19.96  $    20.07   $  19.34
--------------------------------------------------------------------------------------------------------------------
Class R Shares
Net assets                                                             $  260,145 $  249,876  $  251,285   $242,210
Shares outstanding                                                         12,500     12,500      12,500     12,500
Net asset value and offering price per share                           $    20.81 $    19.99  $    20.10   $  19.38
--------------------------------------------------------------------------------------------------------------------

Net Assets Consist of:
--------------------------------------------------------------------------------------------------------------------
Capital paid-in                                                        $  999,038 $  999,047  $  999,047   $999,056
Undistributed net investment income (loss)                                  1,214        801         539        978
Accumulated net realized gain (loss) from investments                       7,781     (5,307)     (3,262)    (3,007)
Net unrealized appreciation (depreciation) of investments                  31,550      4,007       7,852    (29,116)
--------------------------------------------------------------------------------------------------------------------
Net assets                                                             $1,039,583 $  998,548  $1,004,176   $967,911
--------------------------------------------------------------------------------------------------------------------

                                See accompanying notes to financial statements.

----
29

Statement of Operations
For the Period May 30, 2006
(commencement of operations) through July 31, 2006

                                                                     Large-Cap    All-Cap   Mid-Cap Small-Mid
                                                                         Value       Core      Core  Cap Core
--------------------------------------------------------------------------------------------------------------
Investment Income
Dividends                                                             $  2,242  $  1,983  $  1,721   $  2,309
Interest                                                                   627       627       627        628
--------------------------------------------------------------------------------------------------------------
Total investment income                                               $  2,869  $  2,610  $  2,348   $  2,937
--------------------------------------------------------------------------------------------------------------
Expenses
Management fees                                                          1,348     1,506     1,506      1,660
12b-1 service fees - Class A                                               107       106       106        105
12b-1 distribution and service fees - Class B                              427       424       424        420
12b-1 distribution and service fees - Class C                              427       424       424        420
Shareholders' servicing agent fees and expenses                             48        48        48         48
Custodian's fees and expenses                                            2,294     2,294     2,294      2,294
Trustees' fees and expenses                                                 17        17        17         17
Professional fees                                                        9,219     9,219     9,219      9,219
Shareholders' reports - printing and mailing expenses                    3,370     3,370     3,370      3,370
Federal and state registration fees                                        107       107       107        107
Other expenses                                                              77       191        75         75
--------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit and expense reimbursement    17,441    17,706    17,590     17,735
  Custodian fee credit                                                    (122)     (122)     (122)      (122)
  Expense reimbursement                                                (14,702)  (14,822)  (14,706)   (14,710)
--------------------------------------------------------------------------------------------------------------
Net expenses                                                             2,617     2,762     2,762      2,903
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                               252      (152)     (414)        34
--------------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments                                7,781    (5,307)   (3,262)    (3,007)
Net unrealized appreciation (depreciation) of investments               31,550     4,007     7,852    (29,116)
--------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                                 39,331    (1,300)    4,590    (32,123)
--------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations                 $ 39,583  $ (1,452) $  4,176   $(32,089)
--------------------------------------------------------------------------------------------------------------

                                See accompanying notes to financial statements.

----
30

Statement of Changes in Net Assets
For the Period May 30, 2006
(commencement of operations) through July 31, 2006

                                                                     Large-Cap     All-Cap     Mid-Cap   Small-Mid
                                                                         Value        Core        Core    Cap Core
------------------------------------------------------------------------------------------------------------------
Operations
Net investment income (loss)                                        $      252 $     (152) $     (414) $       34
Net realized gain (loss) from investments                                7,781     (5,307)     (3,262)     (3,007)
Net change in unrealized appreciation (depreciation) of investments     31,550      4,007       7,852     (29,116)
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations                   39,583     (1,452)      4,176     (32,089)
------------------------------------------------------------------------------------------------------------------
Fund Share Transactions
Proceeds from sale of shares                                         1,000,000  1,000,000   1,000,000   1,000,000
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund share transactions   1,000,000  1,000,000   1,000,000   1,000,000
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                                1,039,583    998,548   1,004,176     967,911
Net assets at the beginning of period                                       --         --          --          --
------------------------------------------------------------------------------------------------------------------
Net assets at the end of period                                     $1,039,583 $  998,548  $1,004,176  $  967,911
------------------------------------------------------------------------------------------------------------------
Undistributed net investment income (loss) at the end of period     $    1,214 $      801  $      539  $      978
------------------------------------------------------------------------------------------------------------------

                                See accompanying notes to financial statements.

----
31

Notes to Financial Statements

1. General Information and Significant Accounting Policies

The Nuveen Investment Trust II (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940, as amended. Nuveen Symphony Large-Cap Value Fund ("Large Cap Value"), Nuveen Symphony All-Cap Core Fund ("All-Cap Core"), Nuveen Symphony Mid-Cap Core Fund ("Mid-Cap Core") and Nuveen Symphony Small-Mid Cap Core Fund ("Small-Mid Cap Core") (collectively, the "Funds") are each a series of the Trust. The Trust was organized as a Massachusetts business trust in 1997.

Large-Cap Value ordinarily invests at least 80% of its assets in equity securities of companies with varying market capitalizations similar to the stocks included in the Russell 1000 Value Index in an attempt to provide long-term capital appreciation.

All-Cap Core ordinarily invests at least 80% of its assets in equity securities of companies with varying market capitalizations similar to the stocks included in the Russell 3000 Index in an attempt to provide long-term capital appreciation.

Mid-Cap Core ordinarily invests at least 80% of its assets in equity securities of companies with varying market capitalizations similar to the stocks included in the Russell Midcap Index in an attempt to provide long-term capital appreciation.

Small-Mid Cap Core ordinarily invests at least 80% of its assets in equity securities of companies with varying market capitalizations similar to the stocks included in the Russell 2500 Index in an attempt to provide long-term capital appreciation.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States.

Investment Valuation
Exchange-listed securities are generally valued at the last sales price on the securities exchange on which such securities are primarily traded. Securities traded on a securities exchange for which there are no transactions on a given day or securities not listed on a securities exchange are valued at the mean of the closing bid and asked prices. Securities traded on Nasdaq are valued at the Nasdaq Official Closing Price. Short-term investments are valued at amortized cost, which approximates market value.

Investment Transactions
Investment transactions are recorded on a trade date basis. Realized gains and losses from investment transactions are determined on the specific identification method. Investments purchased on a when-issued or delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments. At July 31, 2006, there were no such outstanding purchase commitments in any of the Funds.

Investment Income
Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Dividends and Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

Dividends from net investment income and net realized capital gains from investment transactions, if any, are declared and distributed to shareholders annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Federal Income Taxes
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.

Flexible Sales Charge Program
Each Fund offers Class A, B, C and R Shares. Class A Shares are generally sold with an up-front sales charge and incur a .25% annual 12b-1 service fee. Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge ("CDSC") if redeemed within 18 months of purchase. Class B Shares are sold without an up-front sales charge but incur a .75% annual 12b-1 distribution fee and a .25% annual 12b-1 service fee. An investor purchasing Class B Shares agrees to pay a CDSC of up to 5% depending upon the length of time the shares are held by the investor (CDSC is reduced to 0% at the end of six years). Class B Shares convert to Class A Shares eight years after purchase. Class C Shares are sold without an up-front sales charge but incur a .75% annual 12b-1 distribution fee and a .25% annual 12b-1 service fee. An investor purchasing Class C Shares agrees to pay a CDSC of 1% if Class C Shares are redeemed within one year of purchase. Class R Shares are not subject to any sales charge or 12b-1 distribution or service fees. Class R Shares are available only under limited circumstances.


----
32

Derivative Financial Instruments
The Funds are authorized to invest in certain derivative financial instruments. During the period May 30, 2006 (commencement of operations) through July 31, 2006, the Funds did not invest in any such instruments.

Expense Allocation
Expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares, which presently only include 12b-1 distribution and service fees, are recorded to the specific class.

Repurchase Agreements
In connection with transactions in repurchase agreements, it is the Funds' policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.

Custodian Fee Credit
Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

2. Fund Shares

Transactions in Fund shares for the period May 30, 2006 (commencement of operations) through July 31, 2006, were as follows:

                                            Large-Cap Value
                                           -----------------
                                           Shares     Amount
                   -----------------------------------------
                   Shares sold:
                     Class A               12,500 $  250,000
                     Class B               12,500    250,000
                     Class C               12,500    250,000
                     Class R               12,500    250,000
                   -----------------------------------------
                   Net increase (decrease) 50,000 $1,000,000
                   -----------------------------------------

                                             All-Cap Core
                                           -----------------
                                           Shares     Amount
                   -----------------------------------------
                   Shares sold:
                     Class A               12,500 $  250,000
                     Class B               12,500    250,000
                     Class C               12,500    250,000
                     Class R               12,500    250,000
                   -----------------------------------------
                   Net increase (decrease) 50,000 $1,000,000
                   -----------------------------------------

                                             Mid-Cap Core
                                           -----------------
                                           Shares     Amount
                   -----------------------------------------
                   Shares sold:
                     Class A               12,500 $  250,000
                     Class B               12,500    250,000
                     Class C               12,500    250,000
                     Class R               12,500    250,000
                   -----------------------------------------
                   Net increase (decrease) 50,000 $1,000,000
                   -----------------------------------------


----
33

                                           Small-Mid Cap Core
                                           -----------------
                                           Shares      Amount
                   ------------------------------------------
                   Shares sold:
                     Class A               12,500  $  250,000
                     Class B               12,500     250,000
                     Class C               12,500     250,000
                     Class R               12,500     250,000
                   ------------------------------------------
                   Net increase (decrease) 50,000  $1,000,000
                   ------------------------------------------

3. Investment Transactions

Purchases and sales (excluding short-term investments) for the period May 30, 2006 (commencement of operations) through July 31, 2006, were as follows:

                        Large-Cap    All-Cap    Mid-Cap  Small-Mid
                            Value       Core       Core   Cap Core
             -----------------------------------------------------
             Purchases $1,087,253 $1,159,699 $1,209,552 $1,110,103
             Sales         97,567    168,099    215,731    131,473
             -----------------------------------------------------

4. Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities, based on their Federal tax basis treatment and have no impact on the net asset value of the Funds. Temporary differences do not require reclassification.

At July 31, 2006, the cost of investments was as follows:

                               Large-Cap  All-Cap  Mid-Cap Small-Mid
                                   Value     Core     Core  Cap Core
           ---------------------------------------------------------
           Cost of investments  $997,467 $986,293 $990,560  $975,624
           ---------------------------------------------------------

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2006, were as follows:

                                                          Large-Cap    All-Cap   Mid-Cap Small-Mid
                                                              Value       Core      Core  Cap Core
---------------------------------------------------------------------------------------------------
Gross unrealized:
  Appreciation                                             $ 48,154  $ 33,761  $ 41,626   $ 27,979
  Depreciation                                              (16,604)  (29,754)  (33,774)   (57,095)
---------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments  $ 31,550  $  4,007  $  7,852   $(29,116)
---------------------------------------------------------------------------------------------------

The tax components of undistributed net ordinary income and net long-term capital gains at July 31, 2006, were as follows:

                                           Large-Cap All-Cap Mid-Cap Small-Mid
                                               Value    Core    Core  Cap Core
 -----------------------------------------------------------------------------
 Undistributed net ordinary income*           $8,995    $801    $539      $978
 Undistributed net long-term capital gains        --      --      --        --
 -----------------------------------------------------------------------------

* Net ordinary income consists of net taxable income derived from dividends, interest, and net short-term capital gains, if any.

The following Funds have elected to defer net realized losses from investments incurred from May 30, 2006 (Commencement of Operations) through July 31, 2006 ("post-October losses") in accordance with federal income tax regulations. Post-October losses are treated as having arisen on the first day of the following fiscal year:

                            All-Cap Mid-Cap Small-Mid
                               Core    Core  Cap Core
                          ---------------------------
                             $5,307  $3,262    $3,007
                          ---------------------------


----
34

5. Management Fee and Other Transactions with Affiliates

Each Fund's management fee is separated into two components - a complex-level component, based on the aggregate amount of all fund assets managed by Nuveen Asset Management (the "Adviser"), a wholly owned subsidiary of Nuveen Investments, Inc. ("Nuveen"), and a specific fund-level component, based only on the amount of assets within each individual fund. This pricing structure enables Nuveen fund shareholders to benefit from growth in the assets within each individual fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

                                 Large-Cap     All-Cap     Mid-Cap   Small-Mid
                                     Value        Core        Core    Cap Core
                                Fund-Level  Fund-Level  Fund-Level  Fund-Level
 Average Daily Net Assets         Fee Rate    Fee Rate    Fee Rate    Fee Rate
 ------------------------------------------------------------------------------
 For the first $125 million          .6000%      .7000%      .7000%      .8000%
 For the next $125 million           .5875       .6875       .6875       .7875
 For the next $250 million           .5750       .6750       .6750       .7750
 For the next $500 million           .5625       .6625       .6625       .7625
 For the next $1 billion             .5500       .6500       .6500       .7500
 For net assets over $2 billion      .5250       .6250       .6250       .7250
 ------------------------------------------------------------------------------

The annual complex-level fee, payable monthly, which is additive to the fund-level fee, for all Nuveen sponsored funds in the U.S., is based on the aggregate amount of total fund assets managed as stated in the table below. As of July 31, 2006, the complex-level fee rate was .1875%.

        Complex-Level Assets/(1)/                Complex-Level Fee Rate
        ----------------------------------------------------------------
        For the first $55 billion                                 .2000%
        For the next $1 billion                                   .1800
        For the next $1 billion                                   .1600
        For the next $3 billion                                   .1425
        For the next $3 billion                                   .1325
        For the next $3 billion                                   .1250
        For the next $5 billion                                   .1200
        For the next $5 billion                                   .1175
        For the next $15 billion                                  .1150
        For Managed Assets over $91 billion/(2)/                  .1400
        ----------------------------------------------------------------

(1)The complex-level fee component of the management fee for the funds is calculated based upon the aggregate Managed Assets ("Managed Assets" means the average daily net assets of each fund including assets attributable to all types of leverage used by the Nuveen funds) of Nuveen-sponsored funds in the U.S.
(2)With respect to the complex-wide Managed Assets over $91 billion, the fee rate or rates that will apply to such assets will be determined at a later date. In the unlikely event that complex-wide Managed Assets reach $91 billion prior to a determination of the complex-level fee rate or rates to be applied to Managed Assets in excess of $91 billion, the complex-level fee rate for such complex-wide Managed Assets shall be .1400% until such time as a different rate or rates is determined.

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Adviser has entered into Sub-Advisory Agreements with Symphony Asset Management ("Symphony"), a wholly owned subsidiary of Nuveen, under which Symphony manages the investment portfolio of the Funds. Symphony is compensated for its services to the Funds from the management fee paid to the Adviser.

The Adviser agreed to waive part of its management fees or reimburse certain expenses of the Funds through November 30, 2009, in order to limit total operating expenses (excluding 12b-1 distribution and service fees and extraordinary expenses) from exceeding 1.05%, 1.15%, 1.15% and 1.25% of the average daily net assets of Large-Cap Value, All-Cap Core, Mid-Cap Core and Small-Mid Cap Core, respectively, and from exceeding 1.30%, 1.40%, 1.40% and 1.50%, respectively, after November 30, 2009. The Adviser may also voluntarily reimburse additional expenses from time to time in any of the Funds. Voluntary reimbursements may be terminated at any time at the Adviser's discretion.

The Trust pays no compensation directly to those of its Trustees who are affiliated with the Adviser or to its Officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Board of Trustees has adopted a deferred compensation plan for independent Trustees that enables Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen advised Funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen advised Funds.

At July 31, 2006, Nuveen owned all shares of each class of each Fund.

During the period May 30, 2006 (commencement of operations) through July 31, 2006, Nuveen Investments, LLC, a wholly owned subsidiary of Nuveen, retained all 12b-1 fees.


----
35

6. New Accounting Pronouncement

Financial Accounting Standards Board Interpretation No. 48
On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 Accounting for Uncertainty in Income Taxes (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and does not expect the adoption of FIN 48 will have a significant impact on the net assets or results of operations of the Funds.


----
36

Financial Highlights

Selected data for a share outstanding throughout each period:

Class (Inception Date)
                             Investment Operations     Less Distributions
                          --------------------------- ---------------------                   ----------------------------
                                                                                                        Before Credit/
                                                                                                         Reimbursement
LARGE-CAP VALUE                                                                                      ------------------
                                                                                                                   Ratio
                                                                                                                  of Net
                                                                                                                 Invest-
                                                                                                                    ment
                                                                                                     Ratio of     Income
                                Net         Net                                                      Expenses     (Loss)
                Beginning   Invest-   Realized/           Net               Ending            Ending       to         to
                      Net      ment  Unrealized       Invest-                  Net               Net  Average    Average
                    Asset    Income        Gain          ment Capital        Asset     Total  Assets      Net        Net
                    Value (Loss)(a)      (Loss) Total  Income   Gains Total  Value Return(b)   (000)   Assets     Assets
---------------------------------------------------------------------------------------------------------------------------
Class A (5/06)
  2006(e)          $20.00     $ .02        $.78  $.80    $ --    $ --  $ -- $20.80      4.00%   $260     9.89%*   (8.21)%*
Class B (5/06)
  2006(e)           20.00      (.01)        .79   .78      --      --    --  20.78      3.90     260    10.64*    (8.96)*
Class C (5/06)
  2006(e)           20.00      (.01)        .79   .78      --      --    --  20.78      3.90     260    10.64*    (8.96)*
Class R (5/06)
  2006(e)           20.00       .02         .79   .81      --      --    --  20.81      4.05     260     9.63*    (7.95)*
---------------------------------------------------------------------------------------------------------------------------

Class (Inception Date)
                Ratios/Supplemental Data
                ----------------------------------------------------
                       After            After Credit/
                  Reimbursement(c)     Reimbursement(d)
LARGE-CAP VALUE ------------------   ------------------
                             Ratio                Ratio
                            of Net               of Net
                           Invest-              Invest-
                              ment                 ment
                Ratio of    Income   Ratio of    Income
                Expenses    (Loss)   Expenses    (Loss)
                      to        to         to        to
                 Average   Average    Average   Average   Portfolio
                     Net       Net        Net       Net    Turnover
                  Assets    Assets     Assets    Assets        Rate
--------------------------------------------------------------------
Class A (5/06)
  2006(e)           1.29%*     .39%*     1.22%*     .46%*        10%
Class B (5/06)
  2006(e)           2.04*     (.36)*     1.97*     (.29)*        10
Class C (5/06)
  2006(e)           2.04*     (.36)*     1.97*     (.29)*        10
Class R (5/06)
  2006(e)           1.04*      .64*       .97*      .71*         10
--------------------------------------------------------------------

*  Annualized.
(a)Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)Total returns are calculated on net asset value without any sales charge and are not annualized.
(c)After expense reimbursement from the Adviser, where applicable.
(d)After custodian fee credit and expense reimbursement, where applicable.
(e)For the period May 30, 2006 (commencement of operations) through July 31,
   2006.

                                See accompanying notes to financial statements.

----
37

Selected data for a share outstanding throughout each period:

Class (Inception Date)
                           Investment Operations      Less Distributions
                       ----------------------------  ---------------------                    ----------------------------
                                                                                                        Before Credit/
                                                                                                         Reimbursement
ALL-CAP CORE                                                                                         ------------------
                                                                                                                   Ratio
                                                                                                                  of Net
                                                                                                                 Invest-
                                                                                                                    ment
                                                                                                     Ratio of     Income
                             Net         Net                                                         Expenses     (Loss)
             Beginning   Invest-   Realized/             Net               Ending             Ending       to         to
                   Net      ment  Unrealized         Invest-                  Net                Net  Average    Average
                 Asset    Income        Gain            ment Capital        Asset     Total   Assets      Net        Net
                 Value (Loss)(a)      (Loss)   Total  Income   Gains Total  Value Return(b)    (000)   Assets     Assets
---------------------------------------------------------------------------------------------------------------------------
Class A (5/06)
  2006(e)       $20.00     $ .01       $(.03) $(.02)    $ --    $ --  $ -- $19.98      (.10)%   $250    10.14%*   (8.60)%*
Class B (5/06)
  2006(e)        20.00      (.02)       (.02)  (.04)      --      --    --  19.96      (.20)     249    10.88*    (9.34)*
Class C (5/06)
  2006(e)        20.00      (.02)       (.02)  (.04)      --      --    --  19.96      (.20)     249    10.88*    (9.34)*
Class R (5/06)
  2006(e)        20.00       .02        (.03)  (.01)      --      --    --  19.99      (.05)     250     9.88*    (8.34)*
---------------------------------------------------------------------------------------------------------------------------

Class (Inception Date)
             Ratios/Supplemental Data
             ----------------------------------------------------
                    After            After Credit/
               Reimbursement(c)     Reimbursement(d)
ALL-CAP CORE ------------------   ------------------
                          Ratio                Ratio
                         of Net               of Net
                        Invest-              Invest-
                           ment                 ment
             Ratio of    Income   Ratio of    Income
             Expenses    (Loss)   Expenses    (Loss)
                   to        to         to        to
              Average   Average    Average   Average   Portfolio
                  Net       Net        Net       Net    Turnover
               Assets    Assets     Assets    Assets        Rate
-----------------------------------------------------------------
Class A (5/06)
  2006(e)        1.39%*     .15%*     1.32%*     .22%*        17%
Class B (5/06)
  2006(e)        2.14*     (.60)*     2.07*     (.53)*        17
Class C (5/06)
  2006(e)        2.14*     (.60)*     2.07*     (.53)*        17
Class R (5/06)
  2006(e)        1.14*      .40*      1.07*      .47*         17
-----------------------------------------------------------------

*  Annualized.
(a)Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)Total returns are calculated on net asset value without any sales charge and are not annualized.
(c)After expense reimbursement from the Adviser, where applicable.
(d)After custodian fee credit and expense reimbursement, where applicable.
(e)For the period May 30, 2006 (commencement of operations) through July 31,
   2006.

                                See accompanying notes to financial statements.

----
38

Class (Inception Date)
                          Investment Operations     Less Distributions
                       --------------------------- ---------------------                   ----------------------------
                                                                                                     Before Credit/
                                                                                                      Reimbursement
MID-CAP CORE                                                                                      ------------------
                                                                                                                Ratio
                                                                                                               of Net
                                                                                                              Invest-
                                                                                                                 ment
                                                                                                  Ratio of     Income
                             Net         Net                                                      Expenses     (Loss)
             Beginning   Invest-   Realized/           Net               Ending            Ending       to         to
                   Net      ment  Unrealized       Invest-                  Net               Net  Average    Average
                 Asset    Income        Gain          ment Capital        Asset     Total  Assets      Net        Net
                 Value (Loss)(a)      (Loss) Total  Income   Gains Total  Value Return(b)   (000)   Assets     Assets
------------------------------------------------------------------------------------------------------------------------
Class A (5/06)
  2006(e)       $20.00     $  --        $.09  $.09    $ --    $ --  $ -- $20.09       .45%   $251    10.07%*   (8.68)%*
Class B (5/06)
  2006(e)        20.00      (.02)        .09   .07      --      --    --  20.07       .35     251    10.81*    (9.43)*
Class C (5/06)
  2006(e)        20.00      (.02)        .09   .07      --      --    --  20.07       .35     251    10.81*    (9.43)*
Class R (5/06)
  2006(e)        20.00       .01         .09   .10      --      --    --  20.10       .50     251     9.81*    (8.43)*
------------------------------------------------------------------------------------------------------------------------

Class (Inception Date)
              Ratios/Supplemental Data
             -----------------------------------------------------
                     After            After Credit/
               Reimbursement(c)      Reimbursement(d)
MID-CAP CORE ------------------    ------------------
                          Ratio                 Ratio
                         of Net                of Net
                        Invest-               Invest-
                           ment                  ment
             Ratio of    Income    Ratio of    Income
             Expenses    (Loss)    Expenses    (Loss)
                   to        to          to        to
              Average   Average     Average   Average   Portfolio
                  Net       Net         Net       Net    Turnover
               Assets    Assets      Assets    Assets        Rate
------------------------------------------------------------------
Class A (5/06)
  2006(e)        1.39%*    (.01)%*     1.32%*     .07%*        21%
Class B (5/06)
  2006(e)        2.14*     (.75)*      2.07*     (.68)*        21
Class C (5/06)
  2006(e)        2.14*     (.75)*      2.07*     (.68)*        21
Class R (5/06)
  2006(e)        1.14*      .25*       1.06*      .32*         21
------------------------------------------------------------------

*  Annualized.
(a)Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)Total returns are calculated on net asset value without any sales charge and are not annualized.
(c)After expense reimbursement from the Adviser, where applicable.
(d)After custodian fee credit and expense reimbursement, where applicable.
(e)For the period May 30, 2006 (commencement of operations) through July 31,
   2006.

                                See accompanying notes to financial statements.

----
39

Selected data for a share outstanding throughout each period:

Class (Inception Date)
                                 Investment Operations      Less Distributions
                             ----------------------------  ---------------------                    ----------------------------
                                                                                                              Before Credit/
                                                                                                               Reimbursement
SMALL-MID CAP CORE                                                                                         ------------------
                                                                                                                         Ratio
                                                                                                                        of Net
                                                                                                                       Invest-
                                                                                                                          ment
                                                                                                           Ratio of     Income
                                   Net         Net                                                         Expenses     (Loss)
                   Beginning   Invest-   Realized/             Net               Ending             Ending       to         to
                         Net      ment  Unrealized         Invest-                  Net                Net  Average    Average
                       Asset    Income        Gain            ment Capital        Asset     Total   Assets      Net        Net
                       Value (Loss)(a)      (Loss)   Total  Income   Gains Total  Value Return(b)    (000)   Assets     Assets
---------------------------------------------------------------------------------------------------------------------------------
Class A (5/06)
  2006(e)             $20.00     $ .01       $(.64) $(.63)    $ --    $ --  $ -- $19.37     (3.15)%   $242    10.25%*   (8.50)%*
Class B (5/06)
  2006(e)              20.00      (.01)       (.65)  (.66)      --      --    --  19.34     (3.30)     242    11.00*    (9.25)*
Class C (5/06)
  2006(e)              20.00      (.01)       (.65)  (.66)      --      --    --  19.34     (3.30)     242    11.00*    (9.25)*
Class R (5/06)
  2006(e)              20.00       .02        (.64)  (.62)      --      --    --  19.38     (3.10)     242    10.00*    (8.25)*
---------------------------------------------------------------------------------------------------------------------------------

Class (Inception Date)
                   Ratios/Supplemental Data
                   ----------------------------------------------------
                          After            After Credit/
                     Reimbursement(c)     Reimbursement(d)
SMALL-MID CAP CORE ------------------   ------------------
                                Ratio                Ratio
                               of Net               of Net
                              Invest-              Invest-
                                 ment                 ment
                   Ratio of    Income   Ratio of    Income
                   Expenses    (Loss)   Expenses    (Loss)
                         to        to         to        to
                    Average   Average    Average   Average   Portfolio
                        Net       Net        Net       Net    Turnover
                     Assets    Assets     Assets    Assets        Rate
-----------------------------------------------------------------------
Class A (5/06)
  2006(e)              1.49%*     .26%*     1.42%*     .33%*        13%
Class B (5/06)
  2006(e)              2.24*     (.49)*     2.17*     (.42)*        13
Class C (5/06)
  2006(e)              2.24*     (.49)*     2.17*     (.42)*        13
Class R (5/06)
  2006(e)              1.24*      .51*      1.17*      .58*         13
-----------------------------------------------------------------------

*  Annualized.
(a)Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)Total returns are calculated on net asset value without any sales charge and are not annualized.
(c)After expense reimbursement from the Adviser, where applicable.
(d)After custodian fee credit and expense reimbursement, where applicable.
(e)For the period May 30, 2006 (commencement of operations) through July 31,
   2006.

                                See accompanying notes to financial statements.

----
40

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholder of Nuveen Investment Trust II:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Nuveen Symphony Large-Cap Value Fund, Nuveen Symphony All-Cap Core Fund, Nuveen Symphony Mid-Cap Core Fund and Nuveen Symphony Small-Mid Cap Core Fund (each a series of the Nuveen Investment Trust II, hereafter referred to as the "Funds") at July 31, 2006, and the results of each of their operations, the changes in each of their net assets and the financial highlights for the period May 30, 2006 (commencement of operations) through July 31, 2006, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

Chicago, IL
September 21, 2006


----
41

               Investment Management Agreement Approval Process

The Board of Trustees is responsible for overseeing the performance of the investment advisers to the Funds and for approving the advisory arrangements. At a meeting held on February 20, 2006 (the "February Meeting"), the Board of Trustees of the Funds, including the independent Trustees, unanimously approved the Investment Management Agreement between each Fund and NAM and the Sub-Advisory Agreement between NAM and Symphony (the "Sub-Adviser"). NAM and the Sub-Adviser are each a "Fund Adviser."

The Approval Process
To assist the Board in its evaluation of an advisory contract with a Fund Adviser at the February Meeting, the independent Trustees previously had received, in adequate time in advance of this meeting or at prior meetings, materials which outlined, among other things:

.. the services currently provided by each Fund Adviser to other Nuveen funds and expected to be provided to each Fund;

.. the organization of the Fund Adviser, including the responsibilities of various departments and key personnel;

.. the expertise and background of the Sub-Adviser with respect to each Fund's investment strategy;

.. NAM's (and NAM's predecessor's) performance record with other funds and either hypothetical performance of the Funds or historical performance of the Fund Adviser, where applicable;

.. the profitability of NAM (which incorporated Nuveen's wholly-owned subsidiaries, including Symphony);

.. the expenses of NAM in providing the various services;

.. the proposed management fees of the Fund Adviser, including comparisons of such fees with the management fees of comparable, unaffiliated funds as well as comparisons of the Fund Adviser's management fees with the fees the Fund Adviser assesses to other types of investment products or accounts, if any and expense waivers to be applied to these Funds;

.. the soft dollar practices of the Fund Adviser; and

.. the expected expenses of each Fund, including comparisons of a Fund's expected expense ratio with the expense ratios of comparable, unaffiliated funds.

In addition to the foregoing materials, independent legal counsel to the independent Trustees reviewed with the independent Trustees their duties as Trustees under the Investment Company Act of 1940 (the "1940 Act") as well as the general principles of relevant state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; an adviser's fiduciary duty with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards of directors have fulfilled their duties; and factors to be considered by the Board in voting on advisory agreements.

At the February Meeting, NAM made a presentation to and responded to questions from the Board. In addition, the independent Trustees noted their earlier experience with Symphony due to their service to other Nuveen funds. After the presentation and after reviewing the written materials, the independent Trustees met privately with their legal counsel to review the Board's duties in reviewing advisory contracts and consider the approval of the advisory contracts. It is with this background that the Trustees considered each advisory contract (which includes the sub-advisory contracts) with a Fund Adviser. The independent Trustees, in consultation with independent counsel, reviewed the factors set out in judicial decisions and directives of the Securities and Exchange Commission (the "SEC") relating to the approval of advisory contracts. As outlined in more detail below, the Trustees considered all factors they believed relevant with respect to each Fund, including the following: (a) the nature, extent and quality of the services to be provided by the Fund Adviser; (b) the investment performance of the Fund Adviser; (c) the costs of the services to be provided and the profitability of the Fund Adviser and its affiliates; (d) the extent to which economies of scale would be realized as the Fund grows; and (e) whether fee levels reflect these economies of scale for the benefit of Fund investors.

A. Nature, Extent and Quality of Services
In evaluating the nature, extent and quality of the respective Fund Adviser's services, the Trustees reviewed information concerning the types of services that a Fund Adviser or its affiliates currently provide to other Nuveen funds (as applicable) and are expected to provide to each Fund; narrative and/or statistical information concerning the Fund Adviser's performance record with other funds they advise; information describing Nuveen's organization and its various departments, the experience and responsibilities of key personnel; and available resources and information regarding the expertise and background of the Sub-Adviser with the Fund's investment strategy. As noted, given the Trustees' experience with the other Nuveen funds and the Fund Advisers, the Trustees noted that they were familiar with and continue to have a good understanding of the organization, operations and personnel of the Fund Advisers.

In addition to advisory services, the independent Trustees considered the quality of any administrative or non-advisory services to be provided. In this regard, NAM is expected to provide the Funds with such administrative and other services (exclusive of, and in addition to, any such services provided by others for the Funds) and officers and other personnel as are necessary for the operations of the Funds. In addition to investment management services, NAM and its affiliates will provide the Funds with a wide range of


----
42
services, including: preparing shareholder reports; providing daily accounting; providing quarterly financial statements; overseeing and coordinating the activities of other service providers; administering and organizing Board meetings and preparing the Board materials for such meetings; providing legal support (such as helping to prepare registration statements, amendments thereto and proxy statements and responding to regulatory inquiries); and performing other fund administrative tasks necessary for the operation of the Funds (such as tax reporting and fulfilling regulatory filing requirements). In evaluating the administrative services, the Trustees also considered, in particular, a Fund Adviser's policies and procedures for assuring compliance with applicable laws and regulations in light of the enhanced SEC regulations governing compliance. In this regard, the Trustees previously have recognized NAM's focus on compliance and its compliance systems. In connection with their review of the advisory contracts of other Nuveen funds with the Fund Advisers at their May 2005 meeting (the "May 2005 Meeting"), the Trustees had previously received information regarding the additions of experienced personnel to NAM's compliance group and modifications and other enhancements to NAM's computer systems. In addition to the foregoing, the Trustees had noted that NAM outsources certain services that cannot be replicated without significant costs or at the same level of expertise. Such outsourcing has been a beneficial and efficient use of resources by keeping expenses low while obtaining quality services. Further, as each Fund will utilize a sub-adviser, the Trustees considered NAM's ability and procedures to monitor the Sub-Adviser's performance, business practices and compliance policies and procedures. In this regard, the Trustees have recognized the role of NAM's investment oversight committee, including its increased personnel, the responsibilities and experience of the staff, and procedures to monitor sub-advisers, including the use of site visits.

In evaluating the services of the Sub-Adviser, the independent Trustees noted that the Sub-Advisory Agreements were essentially agreements for portfolio management services only and the Sub-Adviser was not expected to supply other significant administrative services to the Funds.

Based on their review, the Trustees found that, overall, the nature, extent and quality of services expected to be provided to the Funds under the respective Investment Management Agreement or Sub-Advisory Agreement, as applicable, were sufficient.

B. The Investment Performance of the Fund Advisers
As the Funds were new and did not have their own performance history at the time of the February Meeting, the Board reviewed (either at the February Meeting and/or earlier meetings) and considered performance information regarding each Fund Adviser's past performance record with other funds or accounts with similar investment policies.

C. Fees, Expenses and Profitability
 1. Fees and Expenses
 In evaluating the management fees and expenses that the Funds were expected to bear, the Trustees considered each Fund's proposed management fee structure, its sub-advisory fee arrangements and its expected expense ratios in absolute terms as well as compared with the fees and expense ratios of comparable, unaffiliated funds. At prior meetings, the Trustees reviewed the financial information of NAM and its affiliates, including revenues, expenses and profitability. In reviewing fees, the Trustees, among other things, reviewed comparisons of the Funds' proposed gross management fees and expected expense ratios with those of unaffiliated, comparable funds. In this regard, the Trustees also considered the fund-level and complex-wide breakpoint schedules. The complex-wide breakpoint schedule was instituted in 2004 and is described in further detail below in Section D entitled "Economies of Scale and Whether Fee Levels Reflect These Economies of Scale." The Trustees also noted the two-tiered expense waivers with respect to the Funds.

 2. Comparisons with the Fees of Other Clients
 Due to their experience with other Nuveen funds, the Trustees were familiar with the fees assessed to other clients of Nuveen or its affiliates that were managed in the same or similar investment style. With respect to separately managed accounts, the advisory fees charged to such separately managed accounts are generally lower than those charged to the comparable Funds. The Trustees noted, however, the additional services that are provided and the costs incurred by Nuveen in managing and operating registered investment companies, such as a Fund, compared to individually managed separate accounts. For instance, as described above, NAM and its affiliates will provide numerous services to the Funds including, but not limited to, preparing shareholder reports; providing daily accounting; preparing quarterly financial statements; overseeing and coordinating the activities of other service providers; administering and organizing Board meetings and preparing the Board materials for such meetings; providing legal support; and administering all other aspects of a Fund's operations. Further, the Trustees noted the increased compliance requirements for funds in light of new SEC regulations and other legislation. These services are generally not required to the same extent, if at all, for separate accounts. In addition to the differences in services, the Trustees also considered, among other things, the differences in product distribution, investor profiles and account sizes. Accordingly, the Trustees believed that the nature and number of services provided to operate a Fund merit the higher fees than those to separate managed accounts.

 In considering the fees of the Sub-Adviser, the Trustees also considered the pricing schedule the Sub-Adviser charges for similar investment management services for other fund sponsors or clients.


----
43

 3. Profitability of NAM
 In conjunction with its review of fees, the Trustees also considered the profitability of NAM (which incorporated Nuveen's wholly-owned subsidiaries except Santa Barbara Asset Management which was newly acquired). At their May 2005 Meeting, the Trustees reviewed NAM's revenues, expenses and profitability margins (on both a pre-tax and after-tax basis). In reviewing profitability, the Trustees recognized that one of the most difficult issues in determining profitability is establishing a method of allocating expenses. At the May 2005 Meeting, the Trustees reviewed NAM's assumptions and methodology of allocating expenses and noted that the methods of allocation used appeared reasonable but also had recognized the inherent limitations in allocating costs among various advisory products. In reviewing NAM's profitability, the Trustees had recognized that individual fund or product line profitability of other advisers is generally not publicly available. Further, profitability may be affected by numerous factors including the types of funds managed, expense allocations, business mix, etc., and therefore comparability of profitability is somewhat limited. Nevertheless, to the extent available, the Trustees had considered NAM's profit margin compared to the profitability of various publicly-traded investment management companies and/or investment management companies that publicly disclose some or all of their financial results compiled by three independent third-party service providers. In their review, the Trustees also reviewed the revenues, expenses and profit margins of various unaffiliated advisory firms with similar amounts of assets under management for the last year prepared by NAM. Based on their review, the Trustees were satisfied that the level of expected profitability was reasonable in light of the services provided.

In evaluating the reasonableness of the compensation, the Trustees also considered any other revenues paid to a Fund Adviser as well as any indirect benefits (such as soft dollar arrangements, if any) the Fund Adviser and its affiliates are expected to receive that are directly attributable to their management of a Fund, if any. See Section E below for additional information. Based on their review of the overall fee arrangements of the Funds, the Trustees determined that the advisory fees and expenses of the Funds were reasonable.

D. Economies of Scale and Whether Fee Levels Reflect These Economies of Scale In reviewing compensation, the Trustees have long understood the benefits of economies of scale as the assets of a fund grow and have sought to ensure that shareholders share in these benefits. One method for shareholders to share in economies of scale is to include breakpoints in the advisory fee schedules that reduce fees as fund assets grow. Accordingly, the Trustees received and reviewed the schedule of proposed advisory fees for the Funds, including fund-level breakpoints thereto. In addition, after lengthy negotiations with management, the Board in May, 2004 approved a complex-wide fee arrangement pursuant to which fees of the funds in the Nuveen complex, which would include the Funds, are reduced as the assets in the fund complex reach certain levels. In evaluating the complex-wide fee arrangement, the Trustees considered, among other things, the historic and expected fee savings to shareholders as assets grow, the amount of fee reductions at various asset levels, and that the arrangement would extend to all funds in the Nuveen complex. The Trustees also considered the impact, if any, the complex-wide fee arrangement may have on the level of services provided. Based on their review, the Trustees concluded that the breakpoint schedules and complex-wide fee arrangement currently were acceptable and desirable in providing benefits from economies of scale to shareholders.

E. Indirect Benefits
In evaluating fees, the Trustees also considered any indirect benefits or profits the respective Fund Adviser or its affiliates may receive as a result of its relationship with each Fund. In this regard, the Trustees considered any benefits from soft dollar arrangements. The Trustees have recognized that although NAM manages a large amount of assets, it has very little, if any, brokerage to allocate. This is due to the fact that NAM typically manages the portfolios of the municipal funds in the Nuveen complex and municipal bonds generally trade on a principal basis. Accordingly, NAM does not currently have any soft dollar arrangements and does not pay excess brokerage commissions (or spreads on principal transactions) in order to receive research services. In addition, the Trustees noted that Symphony does not use soft dollar arrangements.

In addition to soft dollar arrangements, the Trustees also considered any other revenues, if any, received by NAM or its affiliates.

F. Approval
The Trustees did not identify any single factor discussed previously as all-important or controlling. The Trustees, including a majority of independent Trustees, concluded that the terms of the respective Investment Management and Sub-Advisory Agreements were fair and reasonable, that the respective Fund Adviser's fees are reasonable in light of the services to be provided to each Fund and the NAM Investment Management Agreement and the Sub-Advisory Agreements should be and were approved.


----
44

  Trustees and Officers
================================================================================


The management of the Funds, including general supervision of the duties performed for the Funds by the Adviser, is the responsibility of the Board of Trustees of the Funds. The number of trustees of the Funds is currently set at nine. None of the trustees who are not "interested" persons of the Funds has ever been a director or employee of, or consultant to, Nuveen or its affiliates. The names and business addresses of the trustees and officers of the Funds, their principal occupations and other affiliations during the past five years, the number of portfolios each oversees and other directorships they hold are set forth below.

The Funds' Statement of Additional Information ("SAI") includes more information about the Trustees. To request a free copy, call Nuveen Investments at (800) 257-8787 or visit the Funds' website at www.nuveen.com.

                                                                                                          Number of
                                                                                                        Portfolios in
Name,                       Position(s)      Year First   Principal Occupation(s)                       Fund Complex
Birthdate                   Held with        Elected or   Including other Directorships                  Overseen by
and Address                 the Funds       Appointed (2) During Past 5 Years                              Trustee
---------------------------------------------------------------------------------------------------------------------

Trustee who is an interested person of the Funds:


---------------------------------------------------------------------------------------------------------------------
Timothy R. Schwertfeger (1) Chairman of the     1994      Chairman (since 1996) and Director of Nuveen       167
3/28/49                     Board and                     Investments, Inc., Nuveen Investments, LLC,
333 W. Wacker Drive         Trustee                       Nuveen Advisory Corp. and Nuveen
Chicago, IL 60606                                         Institutional Advisory Corp.(4); formerly,
                                                          Director (1996-2006) of Institutional
                                                          Capital Corporation; Chairman and Director
                                                          (since 1997) of Nuveen Asset Management;
                                                          Chairman and Director of Rittenhouse Asset
                                                          Management, Inc. (since 1999); Chairman of
                                                          Nuveen Investments Advisers Inc. (since
                                                          2002).

Trustees who are not interested persons of the Funds:


---------------------------------------------------------------------------------------------------------------------
Robert P. Bremner           Lead                1997      Private Investor and Management Consultant.        167
8/22/40                     Independent
333 W. Wacker Drive         Trustee
Chicago, IL 60606


---------------------------------------------------------------------------------------------------------------------
Lawrence H. Brown           Trustee             1993      Retired (since 1989) as Senior Vice                167
7/29/34                                                   President of The Northern Trust Company;
333 W. Wacker Drive                                       Director (since 2002) Community Advisory
Chicago, IL 60606                                         Board for Highland Park and Highwood, United
                                                          Way of the North Shore.


---------------------------------------------------------------------------------------------------------------------
Jack B. Evans               Trustee             1999      President, The Hall-Perrine Foundation, a          167
10/22/48                                                  private philanthropic corporation (since
333 W. Wacker Drive                                       1996); Director and Vice Chairman, United
Chicago, IL 60606                                         Fire Group, a publicly held company; Adjunct
                                                          Faculty Member, University of Iowa;
                                                          Director, Gazette Companies; Life Trustee of
                                                          Coe College and Iowa College Foundation;
                                                          formerly, Director, Alliant Energy;
                                                          formerly, Director, Federal Reserve Bank of
                                                          Chicago; formerly, President and Chief
                                                          Operating Officer, SCI Financial Group,
                                                          Inc., a regional financial services firm.


---------------------------------------------------------------------------------------------------------------------
William C. Hunter           Trustee             2004      Dean, Tippie College of Business, University       167
3/6/48                                                    of Iowa (since June 2006); formerly, Dean
333 W. Wacker Drive                                       and Distinguished Professor of Finance,
Chicago, IL 60606                                         School of Business at the University of
                                                          Connecticut (2003-2006); previously, Senior
                                                          Vice President and Director of Research at
                                                          the Federal Reserve Bank of Chicago
                                                          (1995-2003); Director (since 1997), Credit
                                                          Research Center at Georgetown University;
                                                          Director (since 2004) of Xerox Corporation;
                                                          Director, SS&C Technologies, Inc. (May
                                                          2005-October 2005).


---------------------------------------------------------------------------------------------------------------------
David J. Kundert            Trustee             2005      Retired (since 2004) as Chairman, JPMorgan         165
10/28/42                                                  Fleming Asset Management, President and CEO,
333 W. Wacker Drive                                       Banc One Investment Advisors Corporation,
Chicago, IL 60606                                         and President, One Group Mutual Funds; prior
                                                          thereto, Executive Vice President, Banc One
                                                          Corporation and Chairman and CEO, Banc One
                                                          Investment Management Group; Board of
                                                          Regents, Luther College; member of the
                                                          Wisconsin Bar Association; member of Board
                                                          of Directors, Friends of Boerner Botanical
                                                          Gardens.

----
45

================================================================================

                                                                                                  Number of
                                                                                                Portfolios in
frName,              Position(s)     Year First   Principal Occupation(s)                       Fund Complex
Birthdate            Held with       Elected or   Including other Directorships                  Overseen by
and Address          the Funds      Appointed (2) During Past 5 Years                              Trustee
-------------------------------------------------------------------------------------------------------------
William J. Schneider Trustee            1997      Chairman of Miller-Valentine Partners Ltd.,        167
9/24/44                                           a real estate investment company; formerly,
333 W. Wacker Drive                               Senior Partner and Chief Operating Officer
Chicago, IL 60606                                 (retired 2004) of Miller-Valentine Group;
                                                  formerly, Vice President, Miller-Valentine
                                                  Realty; Board Member, Chair of the Finance
                                                  Committee and member of the Audit Committee
                                                  of Premier Health Partners, the
                                                  not-for-profit company of Miami Valley
                                                  Hospital; Vice President, Dayton
                                                  Philharmonic Orchestra Association; Board
                                                  Member, Regional Leaders Forum, which
                                                  promotes cooperation on economic development
                                                  issues; Director, Dayton Development
                                                  Coalition; formerly, Member, Community
                                                  Advisory Board, National City Bank, Dayton,
                                                  Ohio and Business Advisory Council,
                                                  Cleveland Federal Reserve Bank.


-------------------------------------------------------------------------------------------------------------
Judith M. Stockdale  Trustee            1997      Executive Director, Gaylord and Dorothy            167
12/29/47                                          Donnelley Foundation (since 1994); prior
333 W. Wacker Drive                               thereto, Executive Director, Great Lakes
Chicago, IL 60606                                 Protection Fund (from 1990 to 1994).


-------------------------------------------------------------------------------------------------------------
Eugene S. Sunshine   Trustee            2005      Senior Vice President for Business and             167
1/22/50                                           Finance, Northwestern University (since
333 W. Wacker Drive                               1997); Director (since 2003), Chicago Board
Chicago, IL 60606                                 Options Exchange; formerly, Director
                                                  (2003-2006), National Mentor Holdings, a
                                                  privately-held, national provider of home
                                                  and community-based services; Chairman
                                                  (since 1997), Board of Directors, Rubicon, a
                                                  pure captive insurance company owned by
                                                  Northwestern University; Director (since
                                                  1997), Evanston Chamber of Commerce and
                                                  Evanston Inventure, a business development
                                                  organization.
                                                                                                  Number of
                                                                                                Portfolios in
Name,                Position(s)     Year First                                                 Fund Complex
Birthdate            Held with       Elected or   Principal Occupation(s)                        Overseen by
and Address          the Funds      Appointed (3) During Past 5 Years                              Officer
-------------------------------------------------------------------------------------------------------------

Officers of the Funds:


-------------------------------------------------------------------------------------------------------------
Gifford R. Zimmerman Chief              1988      Managing Director (since 2002), Assistant          167
9/9/56               Administrative               Secretary and Associate General Counsel,
333 W. Wacker Drive  Officer                      formerly, Vice President and Assistant
Chicago, IL 60606                                 General Counsel, of Nuveen Investments, LLC;
                                                  Managing Director (2002-2004), General
                                                  Counsel (1998-2004) and Assistant Secretary,
                                                  formerly, Vice President of Nuveen Advisory
                                                  Corp. and Nuveen Institutional Advisory
                                                  Corp.(4); Managing Director (since 2002) and
                                                  Assistant Secretary and Associate General
                                                  Counsel, formerly, Vice President (since
                                                  1997), of Nuveen Asset Management; Managing
                                                  Director (since 2004) and Assistant
                                                  Secretary (since 1994) of Nuveen
                                                  Investments, Inc.; Assistant Secretary of
                                                  NWQ Investment Management Company, LLC.
                                                  (since 2002); Vice President and Assistant
                                                  Secretary of Nuveen Investments Advisers
                                                  Inc. (since 2002); Managing Director,
                                                  Associate General Counsel and Assistant
                                                  Secretary of Rittenhouse Asset Management,
                                                  Inc. and Symphony Asset Management LLC
                                                  (since 2003); Assistant Secretary of
                                                  Tradewinds NWQ Global Investors, LLC (since
                                                  2006); Chartered Financial Analyst.


-------------------------------------------------------------------------------------------------------------
Julia L. Antonatos   Vice President     2004      Managing Director (since 2005), formerly           167
9/22/63                                           Vice President (since 2002); formerly,
333 W. Wacker Drive                               Assistant Vice President (since 2000) of
Chicago, IL 60606                                 Nuveen Investments, LLC; Chartered Financial
                                                  Analyst.


-------------------------------------------------------------------------------------------------------------
Michael T. Atkinson  Vice President     2000      Vice President (since 2002), formerly,             167
2/3/66               and Assistant                Assistant Vice President (since 2000) of
333 W. Wacker Drive  Secretary                    Nuveen Investments, LLC.
Chicago, IL 60606

----
46

                                                                                                   Number of
                                                                                                 Portfolios in
Name,                 Position(s)     Year First   Principal Occupation(s)                       Fund Complex
Birthdate             Held with       Elected or   Including other Directorships                  Overseen by
and Address           the Funds      Appointed (3) During Past 5 Years                              Trustee
--------------------------------------------------------------------------------------------------------------
Peter H. D'Arrigo     Vice President     1999      Vice President and Treasurer of Nuveen             167
11/28/67              and Treasurer                Investments, LLC and of Nuveen Investments,
333 W. Wacker Drive                                Inc. (since 1999); Vice President and
Chicago, IL 60606                                  Treasurer of Nuveen Asset Management (since
                                                   2002) and of Nuveen Investments Advisers
                                                   Inc. (since 2002); Assistant Treasurer of
                                                   NWQ Investment Management Company, LLC.
                                                   (since 2002); Vice President and Treasurer
                                                   of Nuveen Rittenhouse Asset Management, Inc.
                                                   and Symphony Asset Management LLC (since
                                                   2003); Treasurer, Tradewinds NWQ Global
                                                   Investors, LLC (since 2006); formerly, Vice
                                                   President and Treasurer (1999-2004) of
                                                   Nuveen Advisory Corp. and Nuveen
                                                   Institutional Advisory Corp.(4); Chartered
                                                   Financial Analyst.


--------------------------------------------------------------------------------------------------------------
John N. Desmond       Vice President     2005      Vice President, Director of Investment             167
8/24/61                                            Operations, Nuveen Investments, LLC (since
333 W. Wacker Drive                                2005); formerly, Director, Business Manager,
Chicago, IL 60606                                  Deutsche Asset Management (2003-2004),
                                                   Director, Business Development and
                                                   Transformation, Deutsche Trust Bank Japan
                                                   (2002-2003); previously, Senior Vice
                                                   President, Head of Investment Operations and
                                                   Systems, Scudder Investments Japan,
                                                   (2000-2002), Senior Vice President, Head of
                                                   Plan Administration and Participant
                                                   Services, Scudder Investments (1995-2002).


--------------------------------------------------------------------------------------------------------------
Jessica R. Droeger    Vice President     1998      Vice President (since 2002), Assistant             167
9/24/64               and Secretary                Secretary and Assistant General Counsel
333 W. Wacker Drive                                (since 1998) formerly, Assistant Vice
Chicago, IL 60606                                  President (since 1998) of Nuveen
                                                   Investments, LLC; Vice President (2002-2004)
                                                   and Assistant Secretary (1998-2004)
                                                   formerly, Assistant Vice President of Nuveen
                                                   Advisory Corp. and Nuveen Institutional
                                                   Advisory Corp.(4); Vice President and
                                                   Assistant Secretary (since 2005) of Nuveen
                                                   Asset Management.


--------------------------------------------------------------------------------------------------------------
Lorna C. Ferguson     Vice President     1998      Managing Director (since 2004), formerly,          167
10/24/45                                           Vice President of Nuveen Investments, LLC,
333 W. Wacker Drive                                Managing Director (2004) formerly, Vice
Chicago, IL 60606                                  President (1998-2004) of Nuveen Advisory
                                                   Corp. and Nuveen Institutional Advisory
                                                   Corp.(4); Managing Director (since 2005) of
                                                   Nuveen Asset Management.


--------------------------------------------------------------------------------------------------------------
William M. Fitzgerald Vice President     1995      Managing Director (since 2002), formerly,          167
3/2/64                                             Vice President of Nuveen Investments;
333 W. Wacker Drive                                Managing Director (1997-2004) of Nuveen
Chicago, IL 60606                                  Advisory Corp. and Nuveen Institutional
                                                   Advisory Corp.(4); Managing Director (since
                                                   2001) of Nuveen Asset Management ; Vice
                                                   President (since 2002) of Nuveen Investments
                                                   Advisers Inc.; Chartered Financial Analyst.


--------------------------------------------------------------------------------------------------------------
Stephen D. Foy        Vice President     1998      Vice President (since 1993) and Funds              167
5/31/54               and Controller               Controller (since 1998) of Nuveen
333 W. Wacker Drive                                Investments, LLC; formerly, Vice President
Chicago, IL 60606                                  and Funds Controller (1998-2004) of Nuveen
                                                   Investments, Inc.; Certified Public
                                                   Accountant.


--------------------------------------------------------------------------------------------------------------
David J. Lamb         Vice President     2000      Vice President (since 2000) of Nuveen              167
3/22/63                                            Investments, LLC; Certified Public
333 W. Wacker Drive                                Accountant.
Chicago, IL 60606


--------------------------------------------------------------------------------------------------------------
Tina M. Lazar         Vice President     2002      Vice President of Nuveen Investments, LLC          167
8/27/61                                            (since 1999).
333 W. Wacker Drive
Chicago, IL 60606

----
47

================================================================================

                                                                                                 Number of
                                                                                               Portfolios in
Name,               Position(s)     Year First   Principal Occupation(s)                       Fund Complex
Birthdate           Held with       Elected or   Including other Directorships                  Overseen by
and Address         the Funds      Appointed (3) During Past 5 Years                              Trustee
------------------------------------------------------------------------------------------------------------
Larry W. Martin     Vice President     1988      Vice President, Assistant Secretary and            167
7/27/51             and Assistant                Assistant General Counsel of Nuveen
333 W. Wacker Drive Secretary                    Investments, LLC; formerly, Vice President
Chicago, IL 60606                                and Assistant Secretary of Nuveen Advisory
                                                 Corp. and Nuveen Institutional Advisory
                                                 Corp.(4); Vice President (since 2005) and
                                                 Assistant Secretary of Nuveen Investments,
                                                 Inc.; Vice President (since 2005) and
                                                 Assistant Secretary (since 1997) of Nuveen
                                                 Asset Management; Vice President (since
                                                 2000), Assistant Secretary and Assistant
                                                 General Counsel (since 1998) of Rittenhouse
                                                 Asset Management, Inc.; Vice President and
                                                 Assistant Secretary of Nuveen Investments
                                                 Advisers Inc. (since 2002); Assistant
                                                 Secretary of NWQ Investment Management
                                                 Company, LLC (since 2002), Symphony Asset
                                                 Management LLC (since 2003), and Tradewinds
                                                 NWQ Global Investors, LLC (since 2006).





(1)Mr. Schwertfeger is an "interested person" of the Funds, as defined in the Investment Company Act of 1940, because he is an officer and trustee of the Adviser.
(2)Trustees serve an indefinite term until his/her successor is elected. The year first elected or appointed represents the year in which the Trustee was first elected or appointed to any fund in the Nuveen Complex.
(3)Officers serve one year terms through July of each year. The year first elected or appointed represents the year in which the Officer was first elected or appointed to any fund in the Nuveen Complex.
(4)Nuveen Advisory Corp. and Nuveen Institutional Advisory Corp. were reorganized into Nuveen Asset Management, effective January 1, 2005.

----
48

  Fund Information
================================================================================


Fund Manager              Legal Counsel                     Transfer Agent and
Nuveen Asset Management   Chapman and Cutler LLP            Shareholder Services
333 West Wacker Drive     Chicago, IL                       Boston Financial
Chicago, IL 60606                                           Data Services, Inc.
                          Independent Registered            Nuveen Investor Services
Sub-Adviser               Public Accounting Firm            P.O. Box 8530
Symphony Asset Management PricewaterhouseCoopers LLP        Boston, MA 02266-8530
555 California Street     Chicago, IL                       (800) 257-8787
Rene Suite 2975
San Francisco, CA 94104   Custodian
                          State Street Bank & Trust Company
                          Boston, MA


================================================================================


Glossary of Terms Used in this Report

Average Annual Total Return: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment's actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.


Net Asset Value (NAV): A Fund's NAV is the dollar value of one share in the fund. It is calculated by subtracting the liabilities of the fund from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.




================================================================================

Quarterly Portfolio of Investments and Proxy Voting information: Each Fund's
(i) quarterly portfolio of investments, (ii) information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30, 2006, and (iii) a description of the policies and procedures that the Funds used to determine how to vote proxies relating to portfolio securities are available without charge, upon request, by calling Nuveen Investments at (800) 257-8787 or on Nuveen's website at www.nuveen.com.
You may also obtain this and other fund information directly from the Securities and Exchange Commission ("SEC"). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also request fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section at 450 Fifth Street NW, Washington, D.C. 20549.


================================================================================

NASD Regulation, Inc. provides a Public Disclosure Program which supplies certain information regarding the disciplinary history of NASD members and their associated persons in response to either telephone inquiries at (800) 289-9999 or written inquiries at www.nasdr.com. NASD Regulation, Inc. also provides an investor brochure that includes information describing the Public Disclosure Program.

----
49

                                                                     Learn more
                                                          about Nuveen Funds at
                                                              www.nuveen.com/mf


    Nuveen Investments:

    SERVING Investors

                        For GENERATIONS

    Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. Over this time, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

    Building on this tradition, we today offer a range of high quality equity and fixed-income solutions that can be integral parts of a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

    We offer many different investing solutions for our clients' different needs.
    Managing approximately $149 billion in assets, Nuveen Investments offers access to a number of different asset classes and investing solutions through a variety of products. Nuveen Investments markets its capabilities under six distinct brands: NWQ, specializing in value-style equities; Nuveen, managing fixed-income investments; Santa Barbara, committed to growth equities; Tradewinds NWQ, specializing in global value equities; Rittenhouse, focused on "blue-chip" growth equities; and Symphony, with expertise in alternative investments as well as equity and income portfolios.

    Find out how we can help you reach your financial goals.
    To learn more about the products and services Nuveen Investments offers and for a prospectus, where applicable, talk to your financial advisor, or call us at (800) 257-8787. Please read the information carefully before you invest.

..  Share prices

..  Fund details

..  Daily financial news

..  Investor education

[LOGO] NUVEEN Investments

MAN-SCORE-0706D

                        NUVEEN INVESTMENTS MUTUAL FUNDS

                 Annual Report
         dated July   31, 2006 For investors seeking long-term capital
                               appreciation.

                                    [GRAPHIC]


[GRAPHIC]


[GRAPHIC]



                           Nuveen Investments
                           Equity Funds

                           Nuveen Santa Barbara Growth Fund
                           Nuveen Santa Barbara Growth Opportunities Fund Nuveen Santa Barbara Dividend Growth Fund

[LOGO] NUVEEN
       Investments

                                    [GRAPHIC]



NOW YOU CAN RECEIVE YOUR
NUVEEN INVESTMENTS FUND REPORTS FASTER.

NO MORE WAITING.
SIGN UP TODAY TO RECEIVE NUVEEN INVESTMENTS FUND INFORMATION BY
E-MAIL.
It only takes a minute to sign up for E-Reports. Once enrolled, you'll receive an e-mail as soon as your Nuveen Investments Fund information is ready -- no more waiting for delivery by regular mail. Just click on the link within the e-mail to see the report, and save it on your computer if your wish.

[LOGO] DELIVERY DIRECT TO
       YOUR E-MAIL INBOX

IT'S FAST, EASY & FREE:
www.investordelivery.com
if you get your Nuveen Investments Fund dividends and statements from your financial advisor or brokerage account.

(Be sure to have the address sheet that accompanied this report handy. You'll need it to complete the enrollment process.)
                                      OR
www.nuveen.com/accountaccess
if you get your Nuveen Investments Fund dividends and statements directly from Nuveen Investments.
[LOGO] NUVEEN
       Investments

                                                  ------------------------------
  Must be preceded by or accompanied by a prospectus.
                            NOT FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE

  Portfolio Managers' Comments

  The Nuveen Santa Barbara Growth Fund, Nuveen Santa Barbara Growth Opportunities Fund, and Nuveen Santa Barbara Dividend Growth Fund all feature management by Santa Barbara Asset Management, a wholly owned subsidiary of Nuveen Investments, Inc. We recently spoke with Michael Mayfield, co-portfolio manager along with James Boothe, CFA, George Tharakan, CFA and Britton Smith, CFA for the Nuveen Santa Barbara Growth Fund; George M. Tharakan, CFA, portfolio manager for the Nuveen Santa Barbara Growth Opportunities Fund; and James Boothe, CFA, portfolio manager for the Nuveen Santa Barbara Dividend Growth Fund, about the key investment strategies and performance of the Funds.

--------------------------------------------------------------------------------

What kind of economic and market environment did you encounter during the four-month reporting period ended July 31, 2006?

It was a difficult and highly volatile four months for equity investors, typified by a sharp drop in stock valuations between mid-May and mid-June. Investors' worries included continued rising energy prices weighing on consumer spending; an apparent peak in corporate earnings, even though profitability remained very healthy relative to historical levels; and the threat of higher inflation, which in turn led to fears that the Federal Reserve would be forced to continue raising short-term interest rates. In fact, the Fed did raise rates at each of its three meetings during the reporting period, bringing the federal funds rate from 4.50% to 5.25%. (Editor's note: After the period closed, the Fed declined to raise rates at its August 2006 meeting - the first time in more than two years that it did so.) Although stocks made up a portion of their prior losses in the second half of June and July, they still finished in slightly negative territory for the period.

How did the Funds perform?

The table on the next page provides performance information for the Funds for the period from their inception on March 27, 2006, through the end of the reporting period on July 31, 2006. The table also compares the Funds' performance to appropriate benchmarks.

What strategies were used to manage the Funds during the reporting period? How did these strategies influence performance?

Nuveen Santa Barbara Growth Fund

The performance of the Nuveen Santa Barbara Growth Fund's Class A shares at net asset value was in line with its benchmark, the Russell 1000 Growth Index, but outpaced its Lipper peer group average. Relative to the Russell index, the Fund benefited from our stock selection in the healthcare and technology sectors, which together made up about half of the portfolio.

Our growth-investing philosophy is to look for companies that we believe are growing two to three times faster than the overall economy. We look for companies that are providing a product or service for which we believe people are willing to pay a premium. We also favor businesses with superior management teams. Our investment approach emphasizes bottom-up fundamental analysis, which we use to identify strong companies with a proven track record of success and the potential to continue to generate that success into the future.

The Fund's results were helped by our positions in two diversified financial companies, Wells Fargo and Bank of America. These and other bank stocks benefited as investors anticipated the end to the cycle of Fed interest rate hikes. Another positive performer was Alcon, a maker of eye-care products that was helped by the troubles of rival Bausch & Lomb, whose contact lens solution was recalled.

--------------------------------------------------------------------------------
The views expressed reflect those of the portfolio managers and are subject to change at any time, based on market and other conditions.

                             Annual Report  Page 2

Class A Shares
Cumulative Total Returns as of 7/31/06
--------------------------------------------------------------------------------

                                                             Since
                                                           Inception
                                                           (3/27/06)
                                                           ---------
            Nuveen Santa Barbara Growth Fund
             A Shares at NAV                                  -5.70%
             A Shares at Offer                               -11.12%
            Lipper Multi-Cap Growth Funds Index/1/            -8.20%
            Russell 1000 Growth Index/2/                      -5.73%
            --------------------------------------------------------

            Nuveen Santa Barbara Growth Opportunities Fund
             A Shares at NAV                                  -5.00%
             A Shares at Offer                               -10.46%
            Lipper Mid-Cap Growth Funds Index/3/              -8.67%
            Russell 2500 Index/4/                             -7.35%
            --------------------------------------------------------

            Nuveen Santa Barbara Dividend Growth Fund
             A Shares at NAV                                   6.35%
             A Shares at Offer                                 0.24%
            Lipper Multi-Cap Value Funds Index/5/             -0.53%
            S&P 500 Index/6/                                  -0.83%
            --------------------------------------------------------

Returns quoted represent past performance, which is no guarantee of future results. Returns at NAV would be lower if the sales charge were included. Returns are cumulative. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Class A shares have a 5.75% maximum sales charge. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. For the most recent month-end performance, call (800) 257-8787.


Also boosting performance was Quest Diagnostics. This provider of clinical laboratory tests saw its shares rise sharply in April after announcing that its earnings for the 2006 fiscal year would exceed expectations.

A recent detractor was restaurant company Cheesecake Factory, whose stock was hurt by weaker-than-expected earnings; questions surrounding the company's accounting treatment of stock options; and investors' concerns about a decline in consumer discretionary spending, leading to less money being spent on meals out. Worries about lower consumer spending also weighed on Dollar General, a discount retailer whose lower-income customers have been squeezed by high gasoline prices. A third underperformer was Whole Foods, an upscale grocery chain whose shares corrected during the period on worries about the company's high valuation.

Nuveen Santa Barbara Growth Opportunities Fund

The Nuveen Santa Barbara Growth Opportunities Fund lost ground in absolute terms during a difficult four-month period for stock investors. However, the Fund's Class A shares at net asset value significantly outperformed its Russell 2500 Index benchmark as well as its Lipper peer group average. Relative to the Russell index, the Fund benefited from favorable security selection in the consumer discretionary sector and, to a lesser



--------------------------------------------------------------------------------

1The Lipper Multi-Cap Growth Funds Index is a managed index that represents the average annualized returns of the 30 largest funds in the Lipper Multi-Cap Growth Funds category. The since inception data for the index represents returns for the period 3/31/06 - 7/31/06, as returns for the index are calculated on a calendar month basis. The returns assume reinvestment of dividends, but do not reflect any applicable sales charges. You cannot invest directly in an index.
2The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The since inception data for the index represents returns for the period 3/31/06 - 7/31/06, as returns for the index are calculated on a calendar month basis. The index returns assume reinvestment of dividends and do not reflect any applicable sales charges. You cannot invest directly in an index.
3The Lipper Mid-Cap Growth Funds Index is a managed index that represents the average annualized returns of the 30 largest funds in the Lipper Mid-Cap Growth Funds category. The since inception data for the index represents returns for the period 3/31/06 - 7/31/06, as returns for the index are calculated on a calendar month basis. The returns assume reinvestment of dividends, but do not reflect any applicable sales charges. You cannot invest directly in an index.
4The Russell 2500 Index measures the performance of the 2,500 smallest companies in the Russell 3000 Index, which represents approximately 20% of the total market capitalization of the Russell 3000 Index. The since inception data for the index represents returns for the period 3/31/06 - 7/31/06, as returns for the index are calculated on a calendar month basis. The index returns assume reinvestment of dividends and do not reflect any applicable sales charges. You cannot invest directly in an index.
5The Lipper Multi-Cap Value Funds Index is a managed index that represents the average annualized returns of the 30 largest funds in the Lipper Multi-Cap Value Funds category. The since inception data for the index represents returns for the period 3/31/06 - 7/31/06, as returns for the index are calculated on a calendar month basis. The returns assume reinvestment of dividends, but do not reflect any applicable sales charges. You cannot invest directly in an index.
6The S&P 500 Index is an unmanaged index generally considered representative of the U.S. stock market. The since inception data for the index represents returns for the period 3/31/06 - 7/31/06, as returns for the index are calculated on a calendar month basis. The index returns assume reinvestment of dividends, but do not reflect any applicable sales charges. You cannot invest directly in an index.

                             Annual Report  Page 3
extent, in industrials and materials stocks. In addition, our concern about the macroeconomic environment and the potential for slowing corporate earnings led us to maintain a modest cash position - another positive factor during a volatile market. On the negative side, our lack of significant exposure to the strong-performing energy sector and our overweighting in the struggling technology group were two sources of underperformance.

Our portfolio management strategy is to search for very well-managed companies that have been successful in growing their business and have a track record of acting in the best interests of their shareholders. When choosing stocks for the Fund, our approach is highly opportunistic, meaning that we seek to take advantage of temporary situations in the marketplace when we believe that investors are overreacting to potentially negative news.

One recent example of this approach can be found in the recent controversy over the accounting treatment of stock options. Rumors of potential federal investigations have weighed on the shares of the affected companies, including McAfee, a network security software firm, additional shares of which we added to our existing holdings. We remain confident in the company's growth potential and continue to believe that its current problems may be short-lived.

One of the Fund's top-performing stocks during the four-month reporting period was printer technology company Lexmark. After a difficult 2005 that weighed heavily on the company's shares, Lexmark enjoyed better performance in recent months on improved profitability and earnings growth. Another strong recent portfolio performer was video rental company Blockbuster. Investors noted its increasingly successful competition with upstart rival Netflix and management's increasing focus on the company's bottom line.

On the negative side, online security company Websense fell in early April as the firm announced weaker-than-anticipated earnings on somewhat disappointing new sales. Also trailing was drugmaker Watson Pharmaceuticals, whose earnings estimates lagged expectations primarily because of weakness in the company's branded drug sales.

Nuveen Santa Barbara Dividend Growth Fund

The Fund's Class A shares at net asset value enjoyed very strong performance relative to its benchmark, the S&P 500 Index, and its Lipper peer group average. These results were helped by our slight overweighting in the energy sector, which gained on steadily rising oil prices during the four-month period. Also adding to performance was our typically low exposure to the technology sector, a particularly hard-hit group during the market's second-quarter slump. A third positive was the Fund's overweighting in the utilities sector, which posted strong earnings and benefited from its generally high dividend yields - an attractive feature for investors during the market's downturn.

Our overall management strategy is to invest in companies that are consistently growing their dividends and provide an above-average yield. We also favor companies whose management teams are concerned with increasing dividends as opposed to using available cash simply to buy back shares. Our goal is to create a portfolio of securities that is less volatile than the overall stock market. Although we own companies from a variety of sectors, we frequently maintain overweightings in those groups that tend to include a significant number of high-dividend-yielding stocks, such as utilities and energy.

One particularly positive performer for the Fund during the past four months was TXU. This utility company, which has gone through a long restructuring process, generated strong earnings, particularly from its nonregulated power generation and wholesale energy business. We also benefited from our position in Carolina Group, a tracking stock for Loews Corp.'s tobacco business.
Carolina continued to post solid earnings and, along with the rest of the tobacco industry, was helped by declining litigation risks. A third positive was


                             Annual Report  Page 4
natural gas pipeline company Kinder Morgan, which rose after the company's management team offered to take the firm private at a premium price.

There were relatively few significant negatives in the portfolio during the past four months. One notable underperformer was Dow Chemical, whose earnings were hurt as rising energy prices cut into the chemical maker's profit margins. Insurance brokerage firm Arthur J. Gallagher also weighed on results. The company's earnings fell as insurance premiums declined across the industry. In addition, Gallagher and other insurance brokers have been under greater regulatory scrutiny because of questions pertaining to the industry's sales practices. We sold our position in Gallagher during the period, in part because we believed that future sales could suffer in this difficult business environment.



                             Annual Report  Page 5

     Growth of an Assumed $10,000 Investment

     Nuveen Santa Barbara Growth Fund

                                    [CHART]

         Nuveen               Nuveen
      Santa Barbara        Santa Barbara      Russell 1000     Lipper Multi-Cap
     Growth Fund (NAV)  Growth Fund (Offer)   Growth Index    Growth Funds Index
     -----------------  -------------------   ------------    ------------------
3/06     $10,000              $9,425            $10,000            $10,000
4/06       9,865               9,298              9,986             10,079
5/06       9,635               9,081              9,647              9,489
6/06       9,550               9,001              9,610              9,469
7/06       9,411               8,870              9,427              9,181



================================================================================

     Growth of an Assumed $10,000 Investment

     Nuveen Santa Barbara Growth Opportunities Fund

                                    [CHART]

          Nuveen Santa         Nuveen Santa
         Barbara Growth       Barbara Growth                      Lipper
         Opportunities        Opportunities    Russell 2500    Mid-Cap Growth
          Fund (NAV)           Fund (Offer)       Index         Funds Index
         --------------       --------------   ------------   ----------------
3/06       $10,000               $9,425          $10,000         $10,000
4/06        10,044                9,466           10,035          10,093
5/06         9,704                9,146            9,561           9,531
6/06         9,644                9,090            9,566           9,535
7/06         9,383                8,843            9,265           9,131


The graph does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of shares.

The index comparisons show the change in value of a $10,000 investment in the Class A shares of the Nuveen Funds compared with the corresponding indexes. The Lipper Multi-Cap Growth Funds Index is a managed index that represents the average annualized returns of the 30 largest funds in the Lipper Multi-Cap Growth Funds category. The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Lipper Mid-Cap Growth Funds Index is a managed index that represents the average annualized returns of the 30 largest funds in the Lipper Mid-Cap Growth Funds category. The Russell 2500 Index measures the performance of the 2,500 smallest companies in the Russell 3000 Index, which represents approximately 20% of the total market capitalization of the Russell 3000 Index. The index returns assume reinvestment of dividends and do not reflect any initial or ongoing expenses. You cannot invest directly in an index. The Nuveen Investments Funds' returns include reinvestment of all dividends and distributions, and the Funds' returns at the offer price depicted in the chart reflects the initial maximum sales charge applicable to A shares (5.75%) and all ongoing Fund expenses. The performance data quoted represents past performance, which is not indicative of future results. Current performance may be lower or higher than the performance shown.



                             Annual Report  Page 6

     Growth of an Assumed $10,000 Investment

     Nuveen Santa Barbara Dividend Growth Fund

                                    [CHART]

              Nuveen              Nuveen
          Santa Barbara        Santa Barbara                      Lipper
          Dividend and         Dividend and       S&P 500       Multi-Cap
        Growth Fund (NAV)   Growth Fund (Offer)    Index    Value Funds Index
        -----------------   -------------------   -------   -----------------
3/06       $10,000              $ 9,425          $10,000         $10,000
4/06        10,337                9,743           10,134          10,198
5/06        10,347                9,752            9,842           9,935
6/06        10,428                9,828            9,856           9,915
7/06        10,699               10,084            9,917           9,947


The graph does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of shares.

The index comparisons show the change in value of a $10,000 investment in the Class A shares of the Nuveen Santa Barbara Dividend Growth Fund compared with the corresponding indexes. The Lipper Multi-Cap Value Funds Index is a managed index that represents the average annualized returns of the 30 largest funds in the Lipper Multi-Cap Value Funds category. The S&P 500 Index is an unmanaged index generally considered representative of the U.S. stock market. The index returns assume reinvestment of dividends and do not reflect any initial or ongoing expenses. You cannot invest directly in an index. The Nuveen Investments Fund returns include reinvestment of all dividends and distributions, and the Fund's return at the offer price depicted in the chart reflects the initial maximum sales charge applicable to A shares (5.75%) and all ongoing Fund expenses. The performance data quoted represents past performance, which is not indicative of future results. Current performance may be lower or higher than the performance shown.

                             Annual Report  Page 7

--------------------------------------------------------------------------------
  Fund Spotlight as of 7/31/06                  Nuveen Santa Barbara Growth Fund

================================================================================

               Quick Facts
                              A Shares B Shares C Shares R Shares
               --------------------------------------------------
               NAV              $18.86   $18.81   $18.81   $18.88
               --------------------------------------------------
               Inception Date  3/27/06  3/27/06  3/27/06  3/27/06
               --------------------------------------------------

Returns quoted represent past performance which is no guarantee of future results. Returns without sales charges would be lower if the sales charge were included. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Fund returns assume reinvestment of dividends and capital gains. Class A shares have a 5.75% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that for redemptions begins at 5% and declines periodically until after 6 years when the charge becomes 0%. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year. Class R shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors. Returns may reflect a voluntary expense limitation by the Fund's investment adviser which may be modified or discontinued at any time without notice.

                        Cumulative Total Returns as of 7/31/06

                        A Shares               NAV     Offer
                        --------------------------------------
                        Since Inception     -5.70%   -11.12%
                        --------------------------------------

                        B Shares          w/o CDSC    w/CDSC
                        --------------------------------------
                        Since Inception     -5.95%   -10.65%
                        --------------------------------------

                        C Shares               NAV    w/CDSC
                        --------------------------------------
                        Since Inception     -5.95%    -6.89%
                        --------------------------------------

                        R Shares               NAV
                        --------------------------------------
                        Since Inception     -5.60%
                        --------------------------------------

                      Top Five Common Stock Holdings/1/
                      Quest Diagnostics Incorporated 3.4%
                      -----------------------------------
                      Accenture Ltd.                 3.1%
                      -----------------------------------
                      AFLAC Incorporated             3.0%
                      -----------------------------------
                      McGraw-Hill Companies, Inc.    3.0%
                      -----------------------------------
                      Lexmark International, Inc.    2.9%
                      -----------------------------------

                        Cumulative Total Returns as of 6/30/06

                        A Shares               NAV     Offer
                        --------------------------------------
                        Since Inception     -4.30%    -9.80%
                        --------------------------------------

                        B Shares          w/o CDSC   w/ CDSC
                        --------------------------------------
                        Since Inception     -4.50%    -9.28%
                        --------------------------------------

                        C Shares               NAV   w/ CDSC
                        --------------------------------------
                        Since Inception     -4.50%    -5.46%
                        --------------------------------------

                        R Shares               NAV
                        --------------------------------------
                        Since Inception     -4.25%
                        --------------------------------------

Portfolio Allocation/1/

                                    [CHART]

Common Stocks                             100.0%

                         Portfolio Statistics
                         Net Assets ($000)       $1,886
                         ------------------------------
                         Number of Common Stocks     48
                         ------------------------------
                         Expense Ratio/2/         1.30%
                         ------------------------------

--------------------------------------------------------------------------------
1As a percentage of total holdings as of July 31, 2006. Holdings are subject to change.
2Class A shares after credit/reimbursement for the period March 27, 2006
 (commencement of operations) through July 31, 2006.

                            Annual Report l Page 8

  Fund Spotlight as of 7/31/06                  Nuveen Santa Barbara Growth Fund

================================================================================


                     Industries/1/
                     Health Care Equipment & Supplies 18.1%
                     --------------------------------------
                     Commercial Services & Supplies    9.6%
                     --------------------------------------
                     Health Care Providers & Services  7.1%
                     --------------------------------------
                     IT Services                       7.0%
                     --------------------------------------
                     Food & Staples Retailing          5.7%
                     --------------------------------------
                     Insurance                         5.6%
                     --------------------------------------
                     Media                             5.6%
                     --------------------------------------
                     Commercial Banks                  5.1%
                     --------------------------------------
                     Air Freight & Logistics           4.5%
                     --------------------------------------
                     Semiconductors & Equipment        4.4%
                     --------------------------------------
                     Hotels, Restaurants & Leisure     3.4%
                     --------------------------------------
                     Computers & Peripherals           2.9%
                     --------------------------------------
                     Oil, Gas & Consumable Fuels       2.8%
                     --------------------------------------
                     Communications Equipment          2.6%
                     --------------------------------------
                     Software                          2.6%
                     --------------------------------------
                     Other                            13.0%
                     --------------------------------------

1As a percentage of total holdings as of July 31, 2006. Holdings are subject to change.

--------------------------------------------------------------------------------
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Since the expense examples below reflect only the first 126 days of the Fund's operations they may not provide a meaningful understanding of the Fund's ongoing expenses.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the period.

The information under "Actual Performance," together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period" to estimate the expenses incurred on your account during this period.

The information under "Hypothetical Performance," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                 Hypothetical Performance
                                            Actual Performance                  (5% return before expenses)
                                  --------------------------------------- ---------------------------------------

                                   A Shares  B Shares  C Shares  R Shares  A Shares  B Shares  C Shares  R Shares
-----------------------------------------------------------------------------------------------------------------
Beginning Account Value (3/27/06) $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
-----------------------------------------------------------------------------------------------------------------
Ending Account Value (7/31/06)    $  943.00 $  940.50 $  940.50 $  944.00 $1,012.77 $1,010.18 $1,010.18 $1,013.64
-----------------------------------------------------------------------------------------------------------------
Expenses Incurred During Period   $    4.36 $    6.87 $    6.87 $    3.52 $    4.52 $    7.11 $    7.11 $    3.65
-----------------------------------------------------------------------------------------------------------------

For each class of the Fund, expenses are equal to the Fund's annualized expense ratio of 1.30%, 2.05%, 2.05% and 1.05% for Classes A, B, C and R, respectively, multiplied by the average account value over the period, multiplied by 126/365 (to reflect the 126 days in the period since the Fund's commencement of operations).

                             Annual Report  Page 9

--------------------------------------------------------------------------------
  Fund Spotlight as of 7/31/06    Nuveen Santa Barbara Growth Opportunities Fund

================================================================================

               Quick Facts
                              A Shares B Shares C Shares R Shares
               --------------------------------------------------
               NAV              $19.00   $18.95   $18.95   $19.02
               --------------------------------------------------
               Inception Date  3/27/06  3/27/06  3/27/06  3/27/06
               --------------------------------------------------

Returns quoted represent past performance which is no guarantee of future results. Returns without sales charges would be lower if the sales charge were included. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Fund returns assume reinvestment of dividends and capital gains. Class A shares have a 5.75% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that for redemptions begins at 5% and declines periodically until after 6 years when the charge becomes 0%. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year. Class R shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors. Returns may reflect a voluntary expense limitation by the Fund's investment adviser which may be modified or discontinued at any time without notice.

                        Cumulative Total Returns as of 7/31/06

                        A Shares               NAV     Offer
                        --------------------------------------
                        Since Inception     -5.00%   -10.46%
                        --------------------------------------

                        B Shares          w/o CDSC    w/CDSC
                        --------------------------------------
                        Since Inception     -5.25%    -9.99%
                        --------------------------------------

                        C Shares               NAV    w/CDSC
                        --------------------------------------
                        Since Inception     -5.25%    -6.20%
                        --------------------------------------

                        R Shares               NAV
                        --------------------------------------
                        Since Inception     -4.90%
                        --------------------------------------

                      Top Five Common Stock Holdings/1/
                      Quest Diagnostics Incorporated 3.9%
                      -----------------------------------
                      Wolverine World Wide Inc.      3.9%
                      -----------------------------------
                      Mercury General Corporation    3.6%
                      -----------------------------------
                      Blockbuster Inc.               3.6%
                      -----------------------------------
                      Lexmark International, Inc.    3.5%
                      -----------------------------------

                        Cumulative Total Returns as of 6/30/06

                        A Shares                NAV    Offer
                        --------------------------------------
                        Since Inception      -2.35%   -7.96%
                        --------------------------------------

                        B Shares           w/o CDSC   w/CDSC
                        --------------------------------------
                        Since Inception      -2.50%   -7.38%
                        --------------------------------------

                        C Shares                NAV   w/CDSC
                        --------------------------------------
                        Since Inception      -2.50%   -3.48%
                        --------------------------------------

                        R Shares                NAV
                        --------------------------------------
                        Since Inception      -2.25%
                        --------------------------------------

Portfolio Allocation/1/

                                    [CHART]

Common Stocks                             100.0%

                         Portfolio Statistics
                         Net Assets ($000)        $949
                         -----------------------------
                         Number of Common Stocks    45
                         -----------------------------
                         Expense Ratio/2/        1.35%
                         -----------------------------

--------------------------------------------------------------------------------
1As a percentage of total holdings as of July 31, 2006. Holdings are subject to change.
2Class A shares after credit/reimbursement for the period March 27, 2006
 (commencement of operations) through July 31, 2006.

                            Annual Report l Page 10

  Fund Spotlight as of 7/31/06    Nuveen Santa Barbara Growth Opportunities Fund

================================================================================


                     Industries/1/
                     Specialty Retail                 11.3%
                     --------------------------------------
                     Computers & Peripherals           6.7%
                     --------------------------------------
                     IT Services                       6.0%
                     --------------------------------------
                     Health Care Providers & Services  5.9%
                     --------------------------------------
                     Commercial Services & Supplies    5.0%
                     --------------------------------------
                     Textiles, Apparel & Luxury Goods  5.0%
                     --------------------------------------
                     Pharmaceuticals                   5.0%
                     --------------------------------------
                     Health Care Equipment & Supplies  4.7%
                     --------------------------------------
                     Food Products                     4.7%
                     --------------------------------------
                     Chemicals                         4.4%
                     --------------------------------------
                     Semiconductors & Equipment        4.3%
                     --------------------------------------
                     Insurance                         3.6%
                     --------------------------------------
                     Household Durables                3.4%
                     --------------------------------------
                     Commercial Banks                  3.2%
                     --------------------------------------
                     Software                          2.9%
                     --------------------------------------
                     Hotels, Restaurants & Leisure     2.9%
                     --------------------------------------
                     Internet Software & Services      2.7%
                     --------------------------------------
                     Oil, Gas & Consumable Fuels       2.5%
                     --------------------------------------
                     Auto Components                   2.4%
                     --------------------------------------
                     Other                            13.4%
                     --------------------------------------

1As a percentage of total holdings as of July 31, 2006. Holdings are subject to change.

--------------------------------------------------------------------------------
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Since the expense examples below reflect only the first 126 days of the Fund's operations they may not provide a meaningful understanding of the Fund's ongoing expenses.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the period.

The information under "Actual Performance," together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period" to estimate the expenses incurred on your account during this period.

The information under "Hypothetical Performance," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                 Hypothetical Performance
                                            Actual Performance                  (5% return before expenses)
                                  --------------------------------------- ---------------------------------------

                                   A Shares  B Shares  C Shares  R Shares  A Shares  B Shares  C Shares  R Shares
-----------------------------------------------------------------------------------------------------------------
Beginning Account Value (3/27/06) $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
-----------------------------------------------------------------------------------------------------------------
Ending Account Value (7/31/06)    $  950.00 $  947.50 $  947.50 $  951.00 $1,012.60 $1,010.01 $1,010.01 $1,013.46
-----------------------------------------------------------------------------------------------------------------
Expenses Incurred During Period   $    4.54 $    7.06 $    7.06 $    3.70 $    4.69 $    7.29 $    7.29 $    3.82
-----------------------------------------------------------------------------------------------------------------

For each class of the Fund, expenses are equal to the Fund's annualized expense ratio of 1.35%, 2.10%, 2.10% and 1.10% for Classes A, B, C and R, respectively, multiplied by the average account value over the period, multiplied by 126/365 (to reflect the 126 days in the period since the Fund's commencement of operations).

                            Annual Report  Page 11

--------------------------------------------------------------------------------
  Fund Spotlight as of 7/31/06         Nuveen Santa Barbara Dividend Growth Fund

================================================================================

               Quick Facts
                              A Shares B Shares C Shares R Shares
               --------------------------------------------------
               NAV              $21.27   $21.22   $21.22   $21.29
               --------------------------------------------------
               Inception Date  3/27/06  3/27/06  3/27/06  3/27/06
               --------------------------------------------------

Returns quoted represent past performance which is no guarantee of future results. Returns without sales charges would be lower if the sales charge were included. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Fund returns assume reinvestment of dividends and capital gains. Class A shares have a 5.75% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that for redemptions begins at 5% and declines periodically until after 6 years when the charge becomes 0%. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year. Class R shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors. Returns may reflect a voluntary expense limitation by the Fund's investment adviser which may be modified or discontinued at any time without notice.

                        Cumulative Total Returns as of 7/31/06

                        A Shares                NAV    Offer
                        --------------------------------------
                        Since Inception       6.35%    0.24%
                        --------------------------------------

                        B Shares           w/o CDSC   w/CDSC
                        --------------------------------------
                        Since Inception       6.10%    1.10%
                        --------------------------------------

                        C Shares                NAV   w/CDSC
                        --------------------------------------
                        Since Inception       6.10%    5.10%
                        --------------------------------------

                        R Shares                NAV
                        --------------------------------------
                        Since Inception       6.45%
                        --------------------------------------

                    Top Five Common Stock Holdings/1/
                    TXU Corporation                     4.1%
                    ----------------------------------------
                    Loews Corp - Carolina Group         3.7%
                    ----------------------------------------
                    Royal Dutch Shell PLC, Class A, ADR 3.6%
                    ----------------------------------------
                    Compass Bancshares Inc.             3.6%
                    ----------------------------------------
                    National Fuel Gas Company           3.6%
                    ----------------------------------------

                        Cumulative Total Returns as of 6/30/06

                        A Shares                NAV    Offer
                        --------------------------------------
                        Since Inception       3.65%   -2.31%
                        --------------------------------------

                        B Shares           w/o CDSC   w/CDSC
                        --------------------------------------
                        Since Inception       3.45%   -1.55%
                        --------------------------------------

                        C Shares                NAV   w/CDSC
                        --------------------------------------
                        Since Inception       3.45%    2.45%
                        --------------------------------------

                        R Shares                NAV
                        --------------------------------------
                        Since Inception       3.75%
                        --------------------------------------

Portfolio Allocation/1/

                                    [CHART]

Common Stocks                             100.0%

                         Portfolio Statistics
                         Net Assets ($000)       $1,063
                         ------------------------------
                         Number of Common Stocks     30
                         ------------------------------
                         Expense Ratio/2/         1.25%
                         ------------------------------

--------------------------------------------------------------------------------
1As a percentage of total holdings as of July 31, 2006. Holdings are subject to change.
2Class A shares after credit/reimbursement for the period March 27, 2006
 (commencement of operations) through July 31, 2006.

                            Annual Report l Page 12

  Fund Spotlight as of 7/31/06         Nuveen Santa Barbara Dividend Growth Fund

================================================================================

                            Annual Report  Page 13


                  Industries/1/
                  Commercial Banks                       17.1%
                  --------------------------------------------
                  Electric Utilities                     14.4%
                  --------------------------------------------
                  Oil, Gas & Consumable Fuels            13.8%
                  --------------------------------------------
                  Tobacco                                 7.3%
                  --------------------------------------------
                  Pharmaceuticals                         6.3%
                  --------------------------------------------
                  Multi-Utilities                         3.6%
                  --------------------------------------------
                  Diversified Telecommunication Services  3.5%
                  --------------------------------------------
                  Beverages                               3.3%
                  --------------------------------------------
                  Health Care Equipment & Supplies        3.3%
                  --------------------------------------------
                  Media                                   3.3%
                  --------------------------------------------
                  Diversified Financial Services          3.2%
                  --------------------------------------------
                  Commercial Services & Supplies          3.2%
                  --------------------------------------------
                  Communications Equipment                3.1%
                  --------------------------------------------
                  Thrifts & Mortgage Finance              3.1%
                  --------------------------------------------
                  Industrial Conglomerates                3.1%
                  --------------------------------------------
                  Other                                   8.4%
                  --------------------------------------------

1As a percentage of total holdings as of July 31, 2006. Holdings are subject to change.

--------------------------------------------------------------------------------
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Since the expense examples below reflect only the first 126 days of the Fund's operations they may not provide a meaningful understanding of the Fund's ongoing expenses.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the period.

The information under "Actual Performance," together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period" to estimate the expenses incurred on your account during this period.

The information under "Hypothetical Performance," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                 Hypothetical Performance
                                            Actual Performance                  (5% return before expenses)
                                  --------------------------------------- ---------------------------------------

                                   A Shares  B Shares  C Shares  R Shares  A Shares  B Shares  C Shares  R Shares
-----------------------------------------------------------------------------------------------------------------
Beginning Account Value (3/27/06) $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
-----------------------------------------------------------------------------------------------------------------
Ending Account Value (7/31/06)    $1,063.50 $1,061.00 $1,061.00 $1,064.50 $1,012.95 $1,010.36 $1,010.36 $1,013.81
-----------------------------------------------------------------------------------------------------------------
Expenses Incurred During Period   $    4.45 $    7.11 $    7.11 $    3.56 $    4.34 $    6.94 $    6.94 $    3.48
-----------------------------------------------------------------------------------------------------------------

For each class of the Fund, expenses are equal to the Fund's annualized expense ratio of 1.25%, 2.00%, 2.00% and 1.00% for Classes A, B, C and R, respectively, multiplied by the average account value over the period, multiplied by 126/365 (to reflect the 126 days in the period since the Fund's commencement of operations).

Portfolio of Investments
NUVEEN SANTA BARBARA GROWTH FUND
July 31, 2006

Shares Description                                                       Value
------------------------------------------------------------------------------
       COMMON STOCKS - 95.4%

       Air Freight & Logistics - 4.3%

   709 Expeditors International of Washington Inc.                  $   32,284

   460 FedEx Corporation                                                48,167
------------------------------------------------------------------------------
       Total Air Freight & Logistics                                    80,451
       ----------------------------------------------------------------------
       Biotechnology - 1.9%

   510 Amgen Inc., (1)                                                  35,567
------------------------------------------------------------------------------
       Commercial Banks - 4.9%

   850 Bank of America Corporation                                      43,801

   660 Wells Fargo & Company                                            47,744
------------------------------------------------------------------------------
       Total Commercial Banks                                           91,545
       ----------------------------------------------------------------------
       Commercial Services & Supplies - 9.1%

   780 Apollo Group, Inc., (1)                                          36,910

 1,000 Automatic Data Processing, Inc.                                  43,760

   850 Cintas Corporation                                               30,005

 1,000 Paychex, Inc.                                                    34,180

   865 Zebra Technologies Corporation, Class A, (1)                     27,118
------------------------------------------------------------------------------
       Total Commercial Services & Supplies                            171,973
       ----------------------------------------------------------------------
       Communications Equipment - 2.5%

   640 Motorola, Inc.                                                   14,566

   930 QUALCOMM Inc.                                                    32,792
------------------------------------------------------------------------------
       Total Communications Equipment                                   47,358
       ----------------------------------------------------------------------
       Computers & Peripherals - 2.7%

   955 Lexmark International, Inc., (1)                                 51,618
------------------------------------------------------------------------------
       Construction & Engineering - 1.4%

   325 Jacobs Engineering Group Inc., (1)                               26,972
------------------------------------------------------------------------------
       Food & Staples Retailing - 5.4%

 1,270 Sysco Corporation                                                35,052

   655 Walgreen Co.                                                     30,641

   635 Whole Foods Market, Inc.                                         36,519
------------------------------------------------------------------------------
       Total Food & Staples Retailing                                  102,212
       ----------------------------------------------------------------------
       Health Care Equipment & Supplies - 17.3%

   280 Alcon Inc.                                                       30,918

   715 Beckman Coulter, Inc.                                            40,934

 1,080 Biomet Inc.                                                      35,575

   370 C. R. Bard Inc.                                                  26,259

   540 Express Scripts, Inc., (1)                                       41,596

   720 Medtronic, Inc.                                                  36,374

 1,100 Patterson Companies Inc., (1)                                    36,586

   890 Stryker Corporation                                              40,504

   830 Varian Medical Systems Inc., (1)                                 37,616
------------------------------------------------------------------------------
       Total Health Care Equipment & Supplies                          326,362
       ----------------------------------------------------------------------

----
14

Shares Description                                                       Value
------------------------------------------------------------------------------
       Health Care Providers & Services - 6.7%

 1,265 Health Management Associates Inc.                            $   25,717

 1,020 Quest Diagnostics Incorporated                                   61,320

   535 Wellpoint Inc., (1)                                              39,858
------------------------------------------------------------------------------
       Total Health Care Providers & Services                          126,895
       ----------------------------------------------------------------------
       Hotels, Restaurants & Leisure - 3.3%

   895 Cheesecake Factory Inc., (1)                                     20,451

 1,210 Darden Restaurants Inc.                                          40,898
------------------------------------------------------------------------------
       Total Hotels, Restaurants & Leisure                              61,349
       ----------------------------------------------------------------------
       Industrial Conglomerates - 0.5%

   170 Teleflex Inc.                                                     9,705
------------------------------------------------------------------------------
       Insurance - 5.4%

 1,215 AFLAC Incorporated                                               53,630

   790 American International Group, Inc.                               47,929
------------------------------------------------------------------------------
       Total Insurance                                                 101,559
       ----------------------------------------------------------------------
       IT Services - 6.7%

 1,880 Accenture Ltd.                                                   55,009

   610 Affiliated Computer Services Inc., (1)                           31,067

   995 First Data Corporation                                           40,646
------------------------------------------------------------------------------
       Total IT Services                                               126,722
       ----------------------------------------------------------------------
       Machinery - 2.0%

   820 Illinois Tool Works Inc.                                         37,499
------------------------------------------------------------------------------
       Media - 5.3%

   945 McGraw-Hill Companies, Inc.                                      53,204

   530 Omnicom Group Inc.                                               46,910
------------------------------------------------------------------------------
       Total Media                                                     100,114
       ----------------------------------------------------------------------
       Multiline Retail - 1.4%

 1,930 Dollar General Corporation                                       25,901
------------------------------------------------------------------------------
       Oil, Gas & Consumable Fuels - 2.6%

 1,055 XTO Energy, Inc.                                                 49,574
------------------------------------------------------------------------------
       Pharmaceuticals - 2.0%

   591 Johnson & Johnson                                                36,967
------------------------------------------------------------------------------
       Semiconductors & Equipment - 4.2%

 2,325 Intel Corporation                                                41,850

 1,160 Linear Technology Corporation                                    37,526
------------------------------------------------------------------------------
       Total Semiconductors & Equipment                                 79,376
       ----------------------------------------------------------------------
       Software - 2.5%

 2,680 Symantec Corporation, (1)                                        46,552
------------------------------------------------------------------------------
       Specialty Retail - 1.9%

 1,085 Bed Bath and Beyond Inc., (1)                                    36,326
------------------------------------------------------------------------------


----
15

Portfolio of Investments
NUVEEN SANTA BARBARA GROWTH FUND (continued)
July 31, 2006

Shares Description                                                       Value
------------------------------------------------------------------------------
       Trading Companies & Distributors - 1.4%

   760 Fastenal Company                                             $   27,033
------------------------------------------------------------------------------
       Total Investments (cost $1,911,960) - 95.4%                   1,799,630
       ----------------------------------------------------------------------
       Other Assets Less Liabilities - 4.6%                             86,176
       ----------------------------------------------------------------------
       Net Assets - 100%                                            $1,885,806
       ----------------------------------------------------------------------

           (1)Non-income producing.

                                See accompanying notes to financial statements.

----
16

Portfolio of Investments
NUVEEN SANTA BARBARA GROWTH OPPORTUNITIES FUND
July 31, 2006

Shares Description                                                     Value
----------------------------------------------------------------------------
       COMMON STOCKS - 96.7%

       Auto Components - 2.4%

   400 Autoliv Inc.                                                 $ 22,468
----------------------------------------------------------------------------
       Building Products - 2.2%

   300 Genlyte Group Inc., (1)                                        20,865
----------------------------------------------------------------------------
       Capital Markets - 0.9%

   550 Janus Capital Group Inc.                                        8,905
----------------------------------------------------------------------------
       Chemicals - 4.3%

   500 Lubrizol Corporation                                           21,385

 2,000 NL Industries Inc.                                             19,280
----------------------------------------------------------------------------
       Total Chemicals                                                40,665
       --------------------------------------------------------------------
       Commercial Banks - 3.1%

   200 Park National Corporation                                      20,318

   250 Provident Bankshares Corporation                                9,193
----------------------------------------------------------------------------
       Total Commercial Banks                                         29,511
       --------------------------------------------------------------------
       Commercial Services & Supplies - 4.8%

 1,400 Corinthian Colleges Inc., (1)                                  18,788

   500 Rollins Inc.                                                   10,565

   800 Sabre Holdings Corporation                                     16,560
----------------------------------------------------------------------------
       Total Commercial Services & Supplies                           45,913
       --------------------------------------------------------------------
       Communications Equipment - 2.1%

 1,900 Foundry Networks Inc., (1)                                     19,684
----------------------------------------------------------------------------
       Computers & Peripherals - 6.5%

   600 Lexmark International, Inc., (1)                               32,430

 1,350 McAfee Inc., (1)                                               29,093
----------------------------------------------------------------------------
       Total Computers & Peripherals                                  61,523
       --------------------------------------------------------------------
       Diversified Financial Services - 2.1%

   200 A. G. Edwards, Inc.                                            10,792

   750 Bisys Group Inc., (1)                                           9,210
----------------------------------------------------------------------------
       Total Diversified Financial Services                           20,002
       --------------------------------------------------------------------
       Food Products - 4.5%

 1,400 Fresh Del Monte Produce Inc.                                   23,520

   750 Pilgrim's Pride Corporation                                    19,170
----------------------------------------------------------------------------
       Total Food Products                                            42,690
       --------------------------------------------------------------------
       Health Care Equipment & Supplies - 4.5%

   350 Beckman Coulter, Inc.                                          20,038

   300 Express Scripts, Inc., (1)                                     23,109
----------------------------------------------------------------------------
       Total Health Care Equipment & Supplies                         43,147
       --------------------------------------------------------------------
       Health Care Providers & Services - 5.7%

   400 Mentor Corporation                                             17,784

   600 Quest Diagnostics Incorporated                                 36,070
----------------------------------------------------------------------------
       Total Health Care Providers & Services                         53,854
       --------------------------------------------------------------------

----
17

Portfolio of Investments
NUVEEN SANTA BARBARA GROWTH OPPORTUNITIES FUND (continued)
July 31, 2006

Shares Description                                                     Value
----------------------------------------------------------------------------
       Hotels, Restaurants & Leisure - 2.8%

   250 Brinker International Inc.                                   $  8,100

   500 Speedway Motorsports Inc.                                      18,060
----------------------------------------------------------------------------
       Total Hotels, Restaurants & Leisure                            26,160
       --------------------------------------------------------------------
       Household Durables - 3.3%

   100 Black & Decker Corporation                                      7,051

 1,400 Blyth Inc.                                                     24,458
----------------------------------------------------------------------------
       Total Household Durables                                       31,509
       --------------------------------------------------------------------
       Industrial Conglomerates - 2.0%

   500 Lancaster Colony Corporation                                   19,160
----------------------------------------------------------------------------
       Insurance - 3.5%

   600 Mercury General Corporation                                    33,108
----------------------------------------------------------------------------
       Internet Software & Services - 2.6%

 2,300 United Online, Inc.                                            25,093
----------------------------------------------------------------------------
       IT Services - 5.8%

 2,700 infoUSA Inc., (1)                                              25,704

 1,550 Websense Inc., (1)                                             29,063
----------------------------------------------------------------------------
       Total IT Services                                              54,767
       --------------------------------------------------------------------
       Machinery - 1.7%

   300 Kennametal Inc.                                                15,975
----------------------------------------------------------------------------
       Oil, Gas & Consumable Fuels - 2.4%

   500 Pioneer Natural Resources Company                              22,675
----------------------------------------------------------------------------
       Pharmaceuticals - 4.8%

   600 Medicis Pharmaceutical Corporation                             16,536

 1,300 Watson Pharmaceuticals Inc., (1)                               29,107
----------------------------------------------------------------------------
       Total Pharmaceuticals                                          45,643
       --------------------------------------------------------------------
       Semiconductors & Equipment - 4.2%

   500 Cree, Inc., (1)                                                 9,865

   800 Silicon Laboratories Inc., (1)                                 29,536
----------------------------------------------------------------------------
       Total Semiconductors & Equipment                               39,401
       --------------------------------------------------------------------
       Software - 2.8%

 2,300 BEA Systems, Inc., (1)                                         27,002
----------------------------------------------------------------------------
       Specialty Retail - 11.0%

   400 Barnes & Noble Inc.                                            13,408

 8,000 Blockbuster Inc., (1)                                          32,720

   800 Limited Brands, Inc.                                           20,128

 2,400 Pier 1 Imports, Inc.                                           16,320

   800 Rent-A-Center Inc., (1)                                        21,544
----------------------------------------------------------------------------
       Total Specialty Retail                                        104,120
       --------------------------------------------------------------------
       Textiles, Apparel & Luxury Goods - 4.8%

   150 VF Corporation                                                 10,173

 1,400 Wolverine World Wide, Inc.                                     35,616
----------------------------------------------------------------------------
       Total Textiles, Apparel & Luxury Goods                         45,789
       --------------------------------------------------------------------

----
18

Shares Description                                                     Value
----------------------------------------------------------------------------
       Thrifts & Mortgage Finance - 1.9%

   600 Astoria Financial Corporation                                $ 17,850
----------------------------------------------------------------------------
       Total Investments (cost $971,473) - 96.7%                     917,479
       --------------------------------------------------------------------
       Other Assets Less Liabilities - 3.3%                           31,423
       --------------------------------------------------------------------
       Net Assets - 100%                                            $948,902
       --------------------------------------------------------------------

           (1)Non-income producing.

                                See accompanying notes to financial statements.

----
19

Portfolio of Investments
NUVEEN SANTA BARBARA DIVIDEND GROWTH FUND
July 31, 2006

Shares Description                                                       Value
------------------------------------------------------------------------------
       COMMON STOCKS - 98.3%

       Aerospace & Defense - 3.0%

   700 Raytheon Company                                             $   31,549
------------------------------------------------------------------------------
       Beverages - 3.3%

   780 Coca-Cola Company                                                34,710
------------------------------------------------------------------------------
       Chemicals - 2.6%

   780 Dow Chemical Company                                             26,972
------------------------------------------------------------------------------
       Commercial Banks - 16.8%

   715 Bank of America Corporation                                      36,844

 1,315 Colonial BancGroup Inc.                                          33,401

   640 Compass Bancshares Inc.                                          37,722

 1,070 U.S. Bancorp.                                                    34,240

   815 Washington Mutual, Inc.                                          36,431
------------------------------------------------------------------------------
       Total Commercial Banks                                          178,638
       ----------------------------------------------------------------------
       Commercial Services & Supplies - 3.1%

   960 Waste Management, Inc.                                           33,005
------------------------------------------------------------------------------
       Communications Equipment - 3.0%

 1,620 Nokia Oyj, Sponsored ADR                                         32,157
------------------------------------------------------------------------------
       Diversified Financial Services - 3.2%

   695 Citigroup Inc.                                                   33,575
------------------------------------------------------------------------------
       Diversified Telecommunication Services - 3.4%

 1,210 AT&T Inc.                                                        36,288
------------------------------------------------------------------------------
       Electric Utilities - 14.1%

   610 Exelon Corporation                                               35,319

   815 FPL Group Inc.                                                   35,159

 1,090 PPL Corporation                                                  37,082

   660 TXU Corporation                                                  42,391
------------------------------------------------------------------------------
       Total Electric Utilities                                        149,951
       ----------------------------------------------------------------------
       Health Care Equipment & Supplies - 3.3%

   525 Becton Dickinson & Company                                       34,608
------------------------------------------------------------------------------
       Industrial Conglomerates - 3.0%

   975 General Electric Company                                         31,873
------------------------------------------------------------------------------
       Insurance - 2.9%

   805 Fidelity National Financial, Inc.                                30,872
------------------------------------------------------------------------------
       Media - 3.2%

 2,535 Pearson Public Limited Company                                   34,476
------------------------------------------------------------------------------
       Multi-Utilities - 3.5%

 1,010 National Fuel Gas Company                                        37,511
------------------------------------------------------------------------------
       Oil, Gas & Consumable Fuels - 13.6%

   565 ChevronTexaco Corporation                                        37,166

   910 Equitable Resources Inc.                                         32,769

   360 Kinder Morgan Inc.                                               36,720

   535 Royal Dutch Shell PLC, Class A, ADR                              37,878
------------------------------------------------------------------------------
       Total Oil, Gas & Consumable Fuels                               144,533
       ----------------------------------------------------------------------

----
20

Shares Description                                                       Value
------------------------------------------------------------------------------
       Pharmaceuticals - 6.2%

 1,315 Bristol-Myers Squibb Company                                 $   31,521

   610 Eli Lilly and Company                                            34,630
------------------------------------------------------------------------------
       Total Pharmaceuticals                                            66,151
       ----------------------------------------------------------------------
       Thrifts & Mortgage Finance - 3.0%

 1,955 New York Community Bancorp, Inc.                                 31,925
------------------------------------------------------------------------------
       Tobacco - 7.1%

   460 Altria Group, Inc.                                               36,786

   680 Loews Corp - Carolina Group                                      39,018
------------------------------------------------------------------------------
       Total Tobacco                                                    75,804
       ----------------------------------------------------------------------
       Total Investments (cost $988,886) - 98.3%                     1,044,598
       ----------------------------------------------------------------------
       Other Assets Less Liabilities - 1.7%                             17,907
       ----------------------------------------------------------------------
       Net Assets - 100%                                            $1,062,505
       ----------------------------------------------------------------------

           ADR American Depositary Receipt.

                                See accompanying notes to financial statements.

----
21

Statement of Assets and Liabilities
July 31, 2006

                                                                                                Growth    Dividend
                                                                                  Growth Opportunities      Growth
------------------------------------------------------------------------------------------------------------------
Assets
Investments, at value (cost $1,911,960, $971,473 and $988,886, respectively) $1,799,630       $917,479  $1,044,598
Cash                                                                             86,887         42,274      24,540
Receivables:
  Dividends                                                                         202            419       1,901
  From Adviser                                                                   10,448          5,068       4,526
  Investments sold                                                                9,574             --          --
  Reclaims                                                                           --             --          34
------------------------------------------------------------------------------------------------------------------
    Total assets                                                              1,906,741        965,240   1,075,599
------------------------------------------------------------------------------------------------------------------
Liabilities
Payable for investments purchased                                                 4,442          3,139          --
Accrued expenses:
  12b-1 distribution and service fees                                               446            452         497
  Other                                                                          16,047         12,747      12,597
------------------------------------------------------------------------------------------------------------------
    Total liabilities                                                            20,935         16,338      13,094
------------------------------------------------------------------------------------------------------------------
Net assets                                                                   $1,885,806       $948,902  $1,062,505
------------------------------------------------------------------------------------------------------------------
Class A Shares
Net assets                                                                   $  235,750       $237,480  $  265,911
Shares outstanding                                                               12,500         12,500      12,500
Net asset value per share                                                    $    18.86       $  19.00  $    21.27
Offering price per share (net asset value per share plus
 maximum sales charge of 5.75% of offering price)                            $    20.01       $  20.16  $    22.57
------------------------------------------------------------------------------------------------------------------
Class B Shares
Net assets                                                                   $  235,140       $236,867  $  265,225
Shares outstanding                                                               12,500         12,500      12,500
Net asset value and offering price per share                                 $    18.81       $  18.95  $    21.22
------------------------------------------------------------------------------------------------------------------
Class C Shares
Net assets                                                                   $  235,140       $236,867  $  265,225
Shares outstanding                                                               12,500         12,500      12,500
Net asset value and offering price per share                                 $    18.81       $  18.95  $    21.22
------------------------------------------------------------------------------------------------------------------
Class R Shares
Net assets                                                                   $1,179,776       $237,688  $  266,144
Shares outstanding                                                               62,500         12,500      12,500
Net asset value and offering price per share                                 $    18.88       $  19.02  $    21.29
------------------------------------------------------------------------------------------------------------------

Net Assets Consist of:
------------------------------------------------------------------------------------------------------------------
Capital paid-in                                                              $1,998,641       $998,622  $  998,593
Undistributed net investment income (loss)                                          962            357       7,838
Accumulated net realized gain (loss) from investments                            (1,467)         3,917         362
Net unrealized appreciation (depreciation) of investments                      (112,330)       (53,994)     55,712
------------------------------------------------------------------------------------------------------------------
Net assets                                                                   $1,885,806       $948,902  $1,062,505
------------------------------------------------------------------------------------------------------------------

                                See accompanying notes to financial statements.

----
22

Statement of Operations
For the Period March 27, 2006 (commencement of operations) through July 31, 2006

                                                                                            Growth   Dividend
                                                                              Growth Opportunities     Growth
-------------------------------------------------------------------------------------------------------------
Investment Income
Dividends (net of foreign tax withheld of $72, $0 and $128, respectively) $   7,416       $  4,218  $ 11,230
Interest                                                                      1,087            390       721
-------------------------------------------------------------------------------------------------------------
Total investment income                                                       8,503          4,608    11,951
-------------------------------------------------------------------------------------------------------------
Expenses
Management fees                                                               5,940          3,347     2,782
12b-1 service fees - Class A                                                    209            212       221
12b-1 distribution and service fees - Class B                                   834            846       881
12b-1 distribution and service fees - Class C                                   834            846       881
Shareholders' servicing agent fees and expenses                                  26             26        26
Custodian's fees and expenses                                                13,029          6,538     5,919
Trustees' fees and expenses                                                      69             34        34
Professional fees                                                             5,477          5,351     5,351
Shareholders' reports - printing and mailing expenses                         3,896          3,896     3,896
Federal and state registration fees                                             214            107       107
Other expenses                                                                1,176          1,142     1,145
-------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit and expense reimbursement         31,704         22,345    21,243
  Custodian fee credit                                                         (591)          (470)     (130)
  Expense reimbursement                                                     (22,213)       (16,246)  (15,593)
-------------------------------------------------------------------------------------------------------------
Net expenses                                                                  8,900          5,629     5,520
-------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                   (397)        (1,021)    6,431
-------------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments                                    (1,467)         3,917       362
Net change in unrealized appreciation (depreciation) of investments        (112,330)       (53,994)   55,712
-------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                                    (113,797)       (50,077)   56,074
-------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations                     $(114,194)      $(51,098) $ 62,505
-------------------------------------------------------------------------------------------------------------

                                See accompanying notes to financial statements.

----
23

Statement of Changes in Net Assets
For the Period March 27, 2006 (commencement of operations) through July 31, 2006

                                                                                       Growth    Dividend
                                                                         Growth Opportunities      Growth
---------------------------------------------------------------------------------------------------------
Operations
Net investment income (loss)                                        $     (397)    $   (1,021) $    6,431
Net realized gain (loss) from investments                               (1,467)         3,917         362
Net change in unrealized appreciation (depreciation) of investments   (112,330)       (53,994)     55,712
---------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations                 (114,194)       (51,098)     62,505
---------------------------------------------------------------------------------------------------------
Fund Share Transactions
Proceeds from sale of shares                                         2,000,000      1,000,000   1,000,000
---------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund share transactions   2,000,000      1,000,000   1,000,000
---------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                                1,885,806        948,902   1,062,505
Net assets at the beginning of period                                       --             --          --
---------------------------------------------------------------------------------------------------------
Net assets at the end of period                                     $1,885,806     $  948,902  $1,062,505
---------------------------------------------------------------------------------------------------------
Undistributed net investment income (loss) at the end of period     $      962     $      357  $    7,838
---------------------------------------------------------------------------------------------------------


                                See accompanying notes to financial statements.

----
24

Notes to Financial Statements

1. General Information and Significant Accounting Policies

The Nuveen Investment Trust II (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Nuveen Santa Barbara Growth Fund ("Growth"), Nuveen Santa Barbara Growth Opportunities Fund ("Growth Opportunities") and Nuveen Santa Barbara Dividend Growth Fund ("Dividend Growth") (collectively, the "Funds") are each a series of the Trust. The Trust was organized as a Massachusetts business trust in 1997.

Growth ordinarily invests its assets in equity securities of companies with mid- to large sized market capitalizations at the time of purchase (currently greater than $1.5 billion) in an attempt to provide long-term capital appreciation.

Growth Opportunities ordinarily invests its assets in equity securities of companies with small- to mid-sized market capitalizations at the time of purchase (currently from $50 million to $20 billion) in an attempt to provide long-term capital appreciation.

Dividend Growth ordinarily invests its assets in dividend-paying common and preferred stocks in an attempt to provide income from dividends that is tax-advantaged and to provide long-term capital appreciation.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States.

Investment Valuation
Exchange-listed securities are generally valued at the last sales price on the securities exchange on which such securities are primarily traded. Securities traded on a securities exchange for which there are no transactions on a given day or securities not listed on a securities exchange are valued at the mean of the closing bid and asked prices. Securities traded on Nasdaq are valued at the Nasdaq Official Closing Price. Short-term investments are valued at amortized cost, which approximates market value.

Investment Transactions
Investment transactions are recorded on a trade date basis. Realized gains and losses from investment transactions are determined on the specific identification method. Investments purchased on a when-issued or delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments. At July 31, 2006, there were no such outstanding purchase commitments in any of the Funds.

Investment Income
Dividend income is recorded on the ex-dividend date or, for foreign securities when information is available. Interest income is recorded on an accrual basis.

Dividends and Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

Dividends from net investment income and net realized capital gains from investment transactions, if any, are declared and distributed to shareholders annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Federal Income Taxes
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.

Flexible Sales Charge Program
Each Fund offers Class A, B, C and R Shares. Class A Shares are generally sold with an up-front sales charge and incur a .25% annual 12b-1 service fee. Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge ("CDSC") if redeemed within 18 months of purchase. Class B Shares are sold without an up-front sales charge but incur a .75% annual 12b-1 distribution fee and a .25% annual 12b-1 service fee. An investor purchasing Class B Shares agrees to pay a CDSC of up to 5% depending upon the length of time the shares are held by the investor (CDSC is reduced to 0% at the end of six years). Class B Shares convert to Class A Shares eight years after purchase. Class C Shares are sold without an up-front sales charge but incur a .75% annual 12b-1 distribution fee and a .25% annual 12b-1 service fee. An investor purchasing Class C Shares agrees to pay a CDSC of 1% if Class C Shares are redeemed within one year of purchase. Class R Shares are not subject to any sales charge or 12b-1 distribution or service fees. Class R Shares are available only under limited circumstances.

Derivative Financial Instruments
The Funds are authorized to invest in certain derivative financial instruments. During the period March 27, 2006 (commencement of operations) through July 31, 2006 the Funds did not invest in any such instruments.

Repurchase Agreements
In connection with transactions in repurchase agreements, it is the Funds' policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.


----
25

Foreign Currency Translations
To the extent that the Funds invest in securities that are denominated in a currency other than U.S. dollars, the Fund will be subject to currency risk, which is the risk that an increase in the U.S. dollar relative to the foreign currency will reduce returns or portfolio value. Generally, when the U.S. dollar rises in value against a foreign currency, the Fund's investments in securities denominated in that currency will lose value because its currency is worth fewer U.S. dollars; the opposite effect occurs if the U.S. dollar falls in relative value. Investments and other assets and liabilities denominated in foreign currencies are converted into U.S. dollars on a spot (i.e. cash) basis at the spot rate prevailing in the foreign currency exchange market at the time of valuation. Purchases and sales of investments and dividend income denominated in foreign currencies are translated into U.S. dollars on the respective dates of such transactions. The gains or losses resulting from changes in foreign exchange rates are included with net realized and unrealized gain (loss) in the Statement of Operations.

Expense Allocation
Expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares, which presently only include 12b-1 distribution and service fees, are recorded to the specific class.

Custodian Fee Credit
Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

2. Fund Shares

Transactions in Fund shares for the period March 27, 2006 (commencement of operations) through July 31, 2006, were as follows:

                                                 Growth
                                           --------------------
                                            Shares      Amount
                   --------------------------------------------
                   Shares sold:
                     Class A                12,500  $  250,000
                     Class B                12,500     250,000
                     Class C                12,500     250,000
                     Class R                62,500   1,250,000
                   --------------------------------------------
                   Net increase (decrease) 100,000  $2,000,000
                   --------------------------------------------

                                           Growth Opportunities
                                           --------------------
                                            Shares      Amount
                   --------------------------------------------
                   Shares sold:
                     Class A                12,500  $  250,000
                     Class B                12,500     250,000
                     Class C                12,500     250,000
                     Class R                12,500     250,000
                   --------------------------------------------
                   Net increase (decrease)  50,000  $1,000,000
                   --------------------------------------------

                                            Dividend Growth
                                           --------------------
                                            Shares      Amount
                   --------------------------------------------
                   Shares sold:
                     Class A                12,500  $  250,000
                     Class B                12,500     250,000
                     Class C                12,500     250,000
                     Class R                12,500     250,000
                   --------------------------------------------
                   Net increase (decrease)  50,000  $1,000,000
                   --------------------------------------------


----
26

3. Investment Transactions

Purchases and sales (excluding short-term investments) for the period March 27, 2006 (commencement of operations) through July 31, 2006, were as follows:

                                             Growth   Dividend
                               Growth Opportunities     Growth
                 ---------------------------------------------
                 Purchases $2,021,827    $1,096,732 $1,029,740
                 Sales        108,400       129,177     41,216
                 ---------------------------------------------

4. Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities, based on their Federal tax basis treatment and had no impact on the net asset value of the Funds. Temporary differences do not require reclassification.

At July 31, 2006, the cost of investments was as follows:

                                                   Growth Dividend
                                     Growth Opportunities   Growth
             -----------------------------------------------------
             -----------------------------------------------------
             Cost of investments $1,911,960      $971,473 $988,886
             -----------------------------------------------------

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2006, were as follows:

                                                                            Growth   Dividend
                                                              Growth Opportunities     Growth
---------------------------------------------------------------------------------------------
Gross unrealized:
  Appreciation                                            $  47,095       $ 32,335  $ 69,047
  Depreciation                                             (159,425)       (86,329)  (13,335)
---------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments $(112,330)      $(53,994) $ 55,712
---------------------------------------------------------------------------------------------

The tax components of undistributed net ordinary income and net long-term capital gains at July 31, 2006, were as follows:

                                                            Growth Dividend
                                              Growth Opportunities   Growth
    -----------------------------------------------------------------------
    Undistributed net ordinary income*          $962        $4,274   $8,200
    Undistributed net long-term capital gains     --            --       --
    -----------------------------------------------------------------------

* Net ordinary income consists of net taxable income derived from dividends, interest, and net short-term capital gains, if any.

Santa Barbara Growth Fund elected to defer net realized losses from investments incurred from March 27, 2006 (Commencement of Operations) through July 31, 2006 ("post-October losses") in accordance with federal income tax regulations. Post-October losses of $1,467 were treated as having arisen on the first day of the following fiscal year.

5. Management Fee and Other Transactions with Affiliates

Each Fund's management fee is separated into two components - a complex-level component, based on the aggregate amount of all fund assets managed by Nuveen Asset Management (the "Adviser"), a wholly owned subsidiary of Nuveen Investments, Inc. ("Nuveen"), and a specific fund-level component, based only on the amount of assets within each individual fund. This pricing structure enables Nuveen fund shareholders to benefit from growth in the assets within each individual fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

The annual fund-level fee, payable monthly, for each Fund is based upon the average daily net assets of each Fund as follows:

                                                       Growth    Dividend
                                        Growth  Opportunities      Growth
                                    Fund-Level     Fund-Level  Fund-Level
     Average Daily Net Assets         Fee Rate       Fee Rate    Fee Rate
     ---------------------------------------------------------------------
     For the first $125 million          .7000%         .8000%      .6000%
     For the next $125 million           .6875          .7875       .5875
     For the next $250 million           .6750          .7750       .5750
     For the next $500 million           .6625          .7625       .5625
     For the next $1 billion             .6500          .7500       .5500
     For net assets over $2 billion      .6250          .7250       .5250
     ---------------------------------------------------------------------


----
27

The annual complex-level fee, payable monthly, which is additive to the fund-level fee, for all Nuveen sponsored funds in the U.S., is based on the aggregate amount of total fund assets managed as stated in the table below. As of July 31, 2006, the complex-level fee rate was .1875%.

        Complex-Level Assets/(1)/                Complex-Level Fee Rate
        ----------------------------------------------------------------
        For the first $55 billion                                 .2000%
        For the next $1 billion                                   .1800
        For the next $1 billion                                   .1600
        For the next $3 billion                                   .1425
        For the next $3 billion                                   .1325
        For the next $3 billion                                   .1250
        For the next $5 billion                                   .1200
        For the next $5 billion                                   .1175
        For the next $15 billion                                  .1150
        For Managed Assets over $91 billion/(2)/                  .1400
        ----------------------------------------------------------------

(1)The complex-level fee component of the management fee for the funds is calculated based upon the aggregate Managed Assets ("Managed Assets" means the average daily net assets of each fund including assets attributable to all types of leverage used by the Nuveen funds) of Nuveen-sponsored funds in the U.S.
(2)With respect to the complex-wide Managed Assets over $91 billion, the fee rate or rates that will apply to such assets will be determined at a later date. In the unlikely event that complex-wide Managed Assets reach $91 billion prior to a determination of the complex-level fee rate or rates to be applied to Managed Assets in excess of $91 billion, the complex-level fee rate for such complex-wide Managed Assets shall be .1400% until such time as a different rate or rates is determined.

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Adviser has entered into Sub-Advisory Agreements with Santa Barbara Asset Management ("Santa Barabra"), a wholly owned subsidiary of Nuveen, under which Santa Barbara manages the investment portfolio of the Funds. Santa Barbara is compensated for its services to the Funds from the management fee paid to the Adviser.

The Adviser has agreed to waive part of its management fees or reimburse certain expenses of the Funds through November 30, 2009, in order to limit total operating expenses (excluding 12b-1 distribution and service fees and extraordinary expenses) from exceeding 1.15%, 1.25% and 1.05% of the average daily net assets of Growth, Growth Opportunities and Dividend Growth, respectively, and from exceeding 1.40%, 1.50% and 1.30%, respectively, after November 30, 2009. The Adviser may also voluntarily reimburse additional expenses from time to time in any of the Funds. Voluntary reimbursements may be terminated at any time at the Adviser's discretion.

The Trust pays no compensation directly to those of its Trustees who are affiliated with the Adviser or to its Officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Board of Trustees has adopted a deferred compensation plan for independent Trustees that enables Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen advised Funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen advised Funds.

At July 31, 2006, Nuveen owned all shares of each class of each Fund.

During the period March 27, 2006 (commencement of operations) through July 31, 2006, Nuveen Investments, LLC, a wholly owned subsidiary of Nuveen retained all 12b-1 fees.

6. New Accounting Pronouncement

Financial Accounting Standards Board Interpretation No. 48
On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 Accounting for Uncertainty in Income Taxes (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and does not expect the adoption of FIN 48 will have a significant impact on the net assets or results of operations of the Funds.


----
28

Financial Highlights

Selected data for a share outstanding throughout each period:

Class (Inception Date)
                            Investment Operations       Less Distributions
                        -----------------------------  ---------------------                    ----------------------------
                                                                                                          Before Credit/
                                                                                                           Reimbursement
GROWTH                                                                                                 ------------------
                                                                                                                     Ratio
                                                                                                                    of Net
                                                                                                                   Invest-
                                                                                                                      ment
                                                                                                       Ratio of     Income
                              Net         Net                                                          Expenses     (Loss)
             Beginning    Invest-   Realized/              Net               Ending             Ending       to         to
                   Net       ment  Unrealized          Invest-                  Net                Net  Average    Average
                 Asset     Income        Gain             ment Capital        Asset     Total   Assets      Net        Net
                 Value  (Loss)(a)      (Loss)    Total  Income   Gains Total  Value Return(b)    (000)   Assets     Assets
-----------------------------------------------------------------------------------------------------------------------------
Class A (3/06)
  2006(e)       $20.00      $  --      $(1.14) $(1.14)     $--     $--   $-- $18.86     (5.70)% $  236     4.71%*   (3.44)%*
Class B (3/06)
  2006(e)        20.00       (.05)      (1.14)  (1.19)      --      --    --  18.81     (5.95)     235     5.46*    (4.19)*
Class C (3/06)
  2006(e)        20.00       (.05)      (1.14)  (1.19)      --      --    --  18.81     (5.95)     235     5.46*    (4.19)*
Class R (3/06)
  2006(e)        20.00        .01       (1.13)  (1.12)      --      --    --  18.88     (5.60)   1,180     4.46*    (3.19)*
-----------------------------------------------------------------------------------------------------------------------------

Class (Inception Date)
              Ratios/Supplemental Data
             ------------------------------------------------------
                     After             After Credit/
               Reimbursement(c)      Reimbursement(d)
GROWTH       ------------------    ------------------
                          Ratio                 Ratio
                         of Net                of Net
                        Invest-               Invest-
                           ment                  ment
             Ratio of    Income    Ratio of    Income
             Expenses    (Loss)    Expenses    (Loss)
                   to        to          to        to
              Average   Average     Average   Average    Portfolio
                  Net       Net         Net       Net     Turnover
               Assets    Assets      Assets    Assets         Rate
-------------------------------------------------------------------
Class A (3/06)
  2006(e)        1.39%*    (.12)%*     1.30%*    (.03)%*         6%
Class B (3/06)
  2006(e)        2.14*     (.87)*      2.05*     (.78)*          6
Class C (3/06)
  2006(e)        2.14*     (.87)*      2.05*     (.78)*          6
Class R (3/06)
  2006(e)        1.14*      .13*       1.05*      .22*           6
-------------------------------------------------------------------

*  Annualized.
(a)Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)Total returns are calculated on net asset value without any sales charge and are not annualized.
(c)After expense reimbursement from the Adviser, where applicable.
(d)After custodian fee credit and expense reimbursement, where applicable.
(e)For the period ended March 27, 2006 (commencement of operations) through July 31, 2006.

                                See accompanying notes to financial statements.

----
29

Selected data for a share outstanding throughout each period:

Class (Inception Date)
                                   Investment Operations       Less Distributions
                               -----------------------------  ---------------------                    ------


GROWTH OPPORTUNITIES





                                     Net         Net
                     Beginning   Invest-   Realized/              Net               Ending             Ending
                           Net      ment  Unrealized          Invest-                  Net                Net
                         Asset    Income        Gain             ment Capital        Asset     Total   Assets
                         Value (Loss)(a)      (Loss)    Total  Income   Gains Total  Value Return(b)    (000)
--------------------------------------------------------------------------------------------------------------
Class A (3/06)
  2006(e)               $20.00     $  --      $(1.00) $(1.00)     $--     $--   $-- $19.00     (5.00)%   $237
Class B (3/06)
  2006(e)                20.00      (.05)      (1.00)  (1.05)      --      --    --  18.95     (5.25)     237
Class C (3/06)
  2006(e)                20.00      (.05)      (1.00)  (1.05)      --      --    --  18.95     (5.25)     237
Class R (3/06)
  2006(e)                20.00       .02       (1.00)   (.98)      --      --    --  19.02     (4.90)     238
--------------------------------------------------------------------------------------------------------------

Class (Inception Date)
                                            Ratios/Supplemental Data
                     ---------------------------------------------------------------------------
                        Before Credit/             After            After Credit/
                         Reimbursement       Reimbursement(c)      Reimbursement(d)
GROWTH OPPORTUNITIES ------------------    ------------------    ------------------
                                   Ratio                Ratio                 Ratio
                                  of Net               of Net                of Net
                                 Invest-              Invest-               Invest-
                                    ment                 ment                  ment
                     Ratio of     Income   Ratio of    Income    Ratio of    Income
                     Expenses     (Loss)   Expenses    (Loss)    Expenses    (Loss)
                           to         to         to        to          to        to
                      Average    Average    Average   Average     Average   Average   Portfolio
                          Net        Net        Net       Net         Net       Net    Turnover
                       Assets     Assets     Assets    Assets      Assets    Assets        Rate
------------------------------------------------------------------------------------------------
Class A (3/06)
  2006(e)                6.29%*   (4.93)%*     1.49%*    (.13)%*     1.35%*     .01%*        14%
Class B (3/06)
  2006(e)                7.04*    (5.68)*      2.24*     (.88)*      2.10*     (.74)*        14
Class C (3/06)
  2006(e)                7.04*    (5.68)*      2.24*     (.88)*      2.10*     (.74)*        14
Class R (3/06)
  2006(e)                6.03*    (4.67)*      1.24*      .13*       1.10*      .26*         14
------------------------------------------------------------------------------------------------

*  Annualized.
(a)Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)Total returns are calculated on net asset value without any sales charge and are not annualized.
(c)After expense reimbursement from the Adviser, where applicable.
(d)After custodian fee credit and expense reimbursement, where applicable.
(e)For the period ended March 27, 2006 (commencement of operations) through July 31, 2006.

                                See accompanying notes to financial statements.

----
30

Selected data for a share outstanding throughout each period:

Class (Inception Date)
                                 Investment Operations     Less Distributions
                               -------------------------- ---------------------                   ----------------------------
                                                                                                            Before Credit/
                                                                                                             Reimbursement
DIVIDEND GROWTH                                                                                          ------------------
                                                                                                                       Ratio
                                                                                                                      of Net
                                                                                                                     Invest-
                                                                                                                        ment
                                                                                                         Ratio of     Income
                                     Net        Net                                                      Expenses     (Loss)
                     Beginning   Invest-  Realized/           Net               Ending            Ending       to         to
                           Net      ment Unrealized       Invest-                  Net               Net  Average    Average
                         Asset    Income       Gain          ment Capital        Asset     Total  Assets      Net        Net
                         Value (Loss)(a)     (Loss) Total  Income   Gains Total  Value Return(b)   (000)   Assets     Assets
-------------------------------------------------------------------------------------------------------------------------------
Class A (3/06)
 2006(e)                $20.00      $.15      $1.12 $1.27    $ --    $ --  $ -- $21.27      6.35%   $266     5.71%*   (2.32)%*
Class B (3/06)
 2006(e)                 20.00       .10       1.12  1.22      --      --    --  21.22      6.10     265     6.46*    (3.07)*
Class C (3/06)
 2006(e)                 20.00       .10       1.12  1.22      --      --    --  21.22      6.10     265     6.46*    (3.07)*
Class R (3/06)
 2006(e)                 20.00       .17       1.12  1.29      --      --    --  21.29      6.45     266     5.45*    (2.07)*
-------------------------------------------------------------------------------------------------------------------------------

Class (Inception Date)
                     Ratios/Supplemental Data
                     ----------------------------------------------------
                            After            After Credit/
                       Reimbursement(c)     Reimbursement(d)
DIVIDEND GROWTH      ------------------   ------------------
                                  Ratio                Ratio
                                 of Net               of Net
                                Invest-              Invest-
                                   ment                 ment
                     Ratio of    Income   Ratio of    Income
                     Expenses    (Loss)   Expenses    (Loss)
                           to        to         to        to
                      Average   Average    Average   Average   Portfolio
                          Net       Net        Net       Net    Turnover
                       Assets    Assets     Assets    Assets        Rate
-------------------------------------------------------------------------
Class A (3/06)
 2006(e)                 1.29%*    2.10%*     1.25%*    2.13%*         4%
Class B (3/06)
 2006(e)                 2.04*     1.35*      2.00*     1.38*          4
Class C (3/06)
 2006(e)                 2.04*     1.35*      2.00*     1.38*          4
Class R (3/06)
 2006(e)                 1.04*     2.35*      1.00*     2.39*          4
-------------------------------------------------------------------------

*  Annualized.
(a)Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)Total returns are calculated on net asset value without any sales charge and are not annualized.
(c)After expense reimbursement from the Adviser, where applicable.
(d)After custodian fee credit and expense reimbursement, where applicable.
(e)For the period ended March 27, 2006 (commencement of operations) through July 31, 2006.

                                See accompanying notes to financial statements.

----
31

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholder of Nuveen Investment Trust II:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Nuveen Santa Barbara Growth Fund, Nuveen Santa Barbara Growth Opportunities Fund and Nuveen Santa Barbara Dividend Growth Fund (each a series of the Nuveen Investment Trust II, hereafter referred to as the "Funds") at July 31, 2006, and the results of each of their operations, the changes in each of their net assets and the financial highlights for the period March 27, 2006 (commencement of operations) through July 31, 2006, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

Chicago, IL
September 21, 2006


----
32

               Investment Management Agreement Approval Process

The Board of Trustees is responsible for overseeing the performance of the investment advisers to the Funds and for approving the advisory arrangements. At a meeting held on February 20, 2006 (the "February Meeting"), the Board of Trustees of the Funds, including the independent Trustees, unanimously approved the Investment Management Agreement between each Fund and NAM and the Sub-Advisory Agreement between NAM and Santa Barbara (the "Sub-Adviser"). NAM and the Sub-Adviser are each a "Fund Adviser."

The Approval Process
To assist the Board in its evaluation of an advisory contract with a Fund Adviser at the February Meeting, the independent Trustees previously had received, in adequate time in advance of this meeting or at prior meetings, materials which outlined, among other things:

.. the services currently provided by each Fund Adviser to other Nuveen funds and expected to be provided to each Fund;

.. the organization of the Fund Adviser, including the responsibilities of various departments and key personnel;

.. the expertise and background of the Sub-Adviser with respect to each Fund's investment strategy;

.. NAM's (and NAM's predecessor's) performance record with other funds and either hypothetical performance of the Funds or historical performance of the Fund Adviser, where applicable;

.. the profitability of NAM (which incorporated Nuveen's wholly-owned subsidiaries);

.. the expenses of NAM in providing the various services;

.. the proposed management fees of the Fund Adviser, including comparisons of such fees with the management fees of comparable, unaffiliated funds as well as comparisons of the Fund Adviser's management fees with the fees the Fund Adviser assesses to other types of investment products or accounts, if any and expense waivers to be applied to these Funds;

.. the soft dollar practices of the Fund Adviser; and

.. the expected expenses of each Fund, including comparisons of a Fund's expected expense ratio with the expense ratios of comparable, unaffiliated funds.

In addition to the foregoing materials, independent legal counsel to the independent Trustees reviewed with the independent Trustees their duties as Trustees under the Investment Company Act of 1940 (the "1940 Act") as well as the general principles of relevant state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; an adviser's fiduciary duty with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards of directors have fulfilled their duties; and factors to be considered by the Board in voting on advisory agreements.

At the February Meeting, NAM and Santa Barbara made a presentation to and responded to questions from the Board. The independent Trustees noted that the presentation by representatives of Santa Barbara at the meeting provided the Trustees with a good understanding of the operations and capabilities of this Fund Adviser. After the presentation and after reviewing the written materials, the independent Trustees met privately with their legal counsel to review the Board's duties in reviewing advisory contracts and consider the approval of the advisory contracts. It is with this background that the Trustees considered each advisory contract (which includes the sub-advisory contracts) with a Fund Adviser. The independent Trustees, in consultation with independent counsel, reviewed the factors set out in judicial decisions and directives of the Securities and Exchange Commission (the "SEC") relating to the approval of advisory contracts. As outlined in more detail below, the Trustees considered all factors they believed relevant with respect to each Fund, including the following: (a) the nature, extent and quality of the services to be provided by the Fund Adviser; (b) the investment performance of the Fund Adviser; (c) the costs of the services to be provided and the profitability of the Fund Adviser and its affiliates; (d) the extent to which economies of scale would be realized as the Fund grows; and (e) whether fee levels reflect these economies of scale for the benefit of Fund investors.

A. Nature, Extent and Quality of Services
In evaluating the nature, extent and quality of the respective Fund Adviser's services, the Trustees reviewed information concerning the types of services that a Fund Adviser or its affiliates currently provide to other Nuveen funds (as applicable) and are expected to provide to each Fund; narrative and/or statistical information concerning the Fund Adviser's performance record with other funds they advise; information describing Nuveen's organization and its various departments, the experience and responsibilities of key personnel; and available resources and information regarding the expertise and background of the Sub-Adviser with the Fund's investment strategy. As noted, given the Trustees' experience with the other Nuveen funds and NAM, the Trustees noted that they were familiar with and continue to have a good understanding of the organization, operations and personnel of such Fund Adviser. The Trustees also indicated their comfort with the Santa Barbara organization after the presentation by Santa Barbara regarding its investment expertise, operations and background.

In addition to advisory services, the independent Trustees considered the quality of any administrative or non-advisory services to be provided. In this regard, NAM is expected to provide the Funds with such administrative and other services (exclusive of, and in


----
33
addition to, any such services provided by others for the Funds) and officers and other personnel as are necessary for the operations of the Funds. In addition to investment management services, NAM and its affiliates will provide the Funds with a wide range of services, including: preparing shareholder reports; providing daily accounting; providing quarterly financial statements; overseeing and coordinating the activities of other service providers; administering and organizing Board meetings and preparing the Board materials for such meetings; providing legal support (such as helping to prepare registration statements, amendments thereto and proxy statements and responding to regulatory inquiries); and performing other fund administrative tasks necessary for the operation of the Funds (such as tax reporting and fulfilling regulatory filing requirements). In evaluating the administrative services, the Trustees also considered, in particular, a Fund Adviser's policies and procedures for assuring compliance with applicable laws and regulations in light of the enhanced SEC regulations governing compliance. In this regard, the Trustees previously have recognized NAM's focus on compliance and its compliance systems. In connection with their review of the advisory contracts of other Nuveen funds with the Fund Advisers at their May 2005 meeting (the "May 2005 Meeting"), the Trustees had previously received information regarding the additions of experienced personnel to NAM's compliance group and modifications and other enhancements to NAM's computer systems. In addition to the foregoing, the Trustees had noted that NAM outsources certain services that cannot be replicated without significant costs or at the same level of expertise. Such outsourcing has been a beneficial and efficient use of resources by keeping expenses low while obtaining quality services. Further, as each Fund will utilize a sub-adviser, the Trustees considered NAM's ability and procedures to monitor the Sub-Adviser's performance, business practices and compliance policies and procedures. In this regard, the Trustees have recognized the role of NAM's investment oversight committee, including its increased personnel, the responsibilities and experience of the staff, and procedures to monitor sub-advisers, including the use of site visits.

In evaluating the services of the Sub-Adviser, the independent Trustees noted that the Sub-Advisory Agreements were essentially agreements for portfolio management services only and the Sub-Adviser was not expected to supply other significant administrative services to the Funds.

Based on their review, the Trustees found that, overall, the nature, extent and quality of services expected to be provided to the Funds under the respective Investment Management Agreement or Sub-Advisory Agreement, as applicable, were sufficient.

B. The Investment Performance of the Fund Advisers
As the Funds were new and did not have their own performance history at the time of the February Meeting, the Board reviewed (either at the February Meeting and/or earlier meetings) and considered performance information regarding each Fund Adviser's past performance record with other funds or accounts with similar investment policies.

C. Fees, Expenses and Profitability
 1. Fees and Expenses
 In evaluating the management fees and expenses that the Funds were expected to bear, the Trustees considered each Fund's proposed management fee structure, its sub-advisory fee arrangements and its expected expense ratios in absolute terms as well as compared with the fees and expense ratios of comparable, unaffiliated funds. At prior meetings, the Trustees reviewed the financial information of NAM and its affiliates, including revenues, expenses and profitability. In reviewing fees, the Trustees, among other things, reviewed comparisons of the Funds' proposed gross management fees and expected expense ratios with those of unaffiliated, comparable funds. In this regard, the Trustees also considered the fund-level and complex-wide breakpoint schedules. The complex-wide breakpoint schedule was instituted in 2004 and is described in further detail below in Section D entitled "Economies of Scale and Whether Fee Levels Reflect These Economies of Scale." The Trustees also noted the two-tiered expense waivers with respect to the Funds.

 2. Comparisons with the Fees of Other Clients
 Due to their experience with other Nuveen funds, the Trustees were familiar with the fees assessed to other clients of Nuveen or its affiliates that were managed in the same or similar investment style. With respect to separately managed accounts, the advisory fees charged to such separately managed accounts are generally lower than those charged to the comparable Funds. The Trustees noted, however, the additional services that are provided and the costs incurred by Nuveen in managing and operating registered investment companies, such as a Fund, compared to individually managed separate accounts. For instance, as described above, NAM and its affiliates will provide numerous services to the Funds including, but not limited to, preparing shareholder reports; providing daily accounting; preparing quarterly financial statements; overseeing and coordinating the activities of other service providers; administering and organizing Board meetings and preparing the Board materials for such meetings; providing legal support; and administering all other aspects of a Fund's operations. Further, the Trustees noted the increased compliance requirements for funds in light of new SEC regulations and other legislation. These services are generally not required to the same extent, if at all, for separate accounts. In addition to the differences in services, the Trustees also considered, among other things, the differences in product distribution, investor profiles and account sizes. Accordingly, the Trustees believed that the nature and number of services provided to operate a Fund merit the higher fees than those to separate managed accounts.

 In considering the fees of the Sub-Adviser, the Trustees also considered the pricing schedule the Sub-Adviser charges for similar investment management services for other fund sponsors or clients.


----
34

 3. Profitability of NAM
 In conjunction with its review of fees, the Trustees also considered the profitability of NAM (which incorporated Nuveen's wholly-owned subsidiaries except Santa Barbara which was newly acquired). At their May 2005 Meeting, the Trustees reviewed NAM's revenues, expenses and profitability margins (on both a pre-tax and after-tax basis). In reviewing profitability, the Trustees recognized that one of the most difficult issues in determining profitability is establishing a method of allocating expenses. At the May 2005 Meeting, the Trustees reviewed NAM's assumptions and methodology of allocating expenses and noted that the methods of allocation used appeared reasonable but also had recognized the inherent limitations in allocating costs among various advisory products. In reviewing NAM's profitability, the Trustees had recognized that individual fund or product line profitability of other advisers is generally not publicly available. Further, profitability may be affected by numerous factors including the types of funds managed, expense allocations, business mix, etc., and therefore comparability of profitability is somewhat limited. Nevertheless, to the extent available, the Trustees had considered NAM's profit margin compared to the profitability of various publicly-traded investment management companies and/or investment management companies that publicly disclose some or all of their financial results compiled by three independent third-party service providers. In their review, the Trustees also reviewed the revenues, expenses and profit margins of various unaffiliated advisory firms with similar amounts of assets under management for the last year prepared by NAM. Based on their review, the Trustees were satisfied that NAM's level of expected profitability was reasonable in light of the services provided. They had not specifically reviewed Santa Barbara's profitability but noted that Santa Barbara recently became a wholly-owned subsidiary of Nuveen and that the fees to be paid to Santa Barbara were consistent with fees paid to the other sub-advisers of comparable Nuveen funds.

In evaluating the reasonableness of the compensation, the Trustees also considered any other revenues paid to a Fund Adviser as well as any indirect benefits (such as soft dollar arrangements, if any) the Fund Adviser and its affiliates are expected to receive that are directly attributable to their management of a Fund, if any. See Section E below for additional information. Based on their review of the overall fee arrangements of the Funds, the Trustees determined that the advisory fees and expenses of the Funds were reasonable.

D. Economies of Scale and Whether Fee Levels Reflect These Economies of Scale In reviewing compensation, the Trustees have long understood the benefits of economies of scale as the assets of a fund grow and have sought to ensure that shareholders share in these benefits. One method for shareholders to share in economies of scale is to include breakpoints in the advisory fee schedules that reduce fees as fund assets grow. Accordingly, the Trustees received and reviewed the schedule of proposed advisory fees for the Funds, including fund-level breakpoints thereto. In addition, after lengthy negotiations with management, the Board in May, 2004 approved a complex-wide fee arrangement pursuant to which fees of the funds in the Nuveen complex, which would include the Funds, are reduced as the assets in the fund complex reach certain levels. In evaluating the complex-wide fee arrangement, the Trustees considered, among other things, the historic and expected fee savings to shareholders as assets grow, the amount of fee reductions at various asset levels, and that the arrangement would extend to all funds in the Nuveen complex. The Trustees also considered the impact, if any, the complex-wide fee arrangement may have on the level of services provided. Based on their review, the Trustees concluded that the breakpoint schedules and complex-wide fee arrangement currently were acceptable and desirable in providing benefits from economies of scale to shareholders.

E. Indirect Benefits
In evaluating fees, the Trustees also considered any indirect benefits or profits the respective Fund Adviser or its affiliates may receive as a result of its relationship with each Fund. In this regard, the Trustees considered any benefits from soft dollar arrangements. The Trustees have recognized that although NAM manages a large amount of assets, it has very little, if any, brokerage to allocate. This is due to the fact that NAM typically manages the portfolios of the municipal funds in the Nuveen complex and municipal bonds generally trade on a principal basis. Accordingly, NAM does not currently have any soft dollar arrangements and does not pay excess brokerage commissions (or spreads on principal transactions) in order to receive research services. The Trustees also considered the soft dollar arrangements of the Sub-Adviser. The Trustees noted that Santa Barbara has engaged in soft dollar arrangements and that it benefits from these arrangements by receiving research from brokers that execute a Fund's portfolio transactions. The Trustees considered the brokerage practices of each Fund Adviser, including its broker allocation policies and procedures, the types of research and brokerage services received, and the brokers providing such services. With respect to the services received, the Trustees noted the services were to be limited to services with intellectual content.

In addition to soft dollar arrangements, the Trustees also considered any other revenues, if any, received by NAM or its affiliates.

F. Approval
The Trustees did not identify any single factor discussed previously as all-important or controlling. The Trustees, including a majority of independent Trustees, concluded that the terms of the respective Investment Management and Sub-Advisory Agreements were fair and reasonable, that the respective Fund Adviser's fees are reasonable in light of the services to be provided to each Fund and the NAM Investment Management Agreement and the Sub-Advisory Agreements should be and were approved.


----
35

                                     Notes

--------------------------------------------------------------------------------
36

  Trustees and Officers
================================================================================


The management of the Funds, including general supervision of the duties performed for the Funds by the Adviser, is the responsibility of the Board of Trustees of the Funds. The number of trustees of the Funds is currently set at nine. None of the trustees who are not "interested" persons of the Funds has ever been a director or employee of, or consultant to, Nuveen or its affiliates. The names and business addresses of the trustees and officers of the Funds, their principal occupations and other affiliations during the past five years, the number of portfolios each oversees and other directorships they hold are set forth below.

The Funds' Statement of Additional Information ("SAI") includes more information about the Trustees. To request a free copy, call Nuveen Investments at (800) 257-8787 or visit the Funds' website at www.nuveen.com.

                                                                                                          Number of
                                                                                                        Portfolios in
Name,                       Position(s)      Year First   Principal Occupation(s)                       Fund Complex
Birthdate                   Held with        Elected or   Including other Directorships                  Overseen by
and Address                 the Funds       Appointed (2) During Past 5 Years                              Trustee
---------------------------------------------------------------------------------------------------------------------

Trustee who is an interested person of the Funds:


---------------------------------------------------------------------------------------------------------------------
Timothy R. Schwertfeger (1) Chairman of the     1994      Chairman (since 1996) and Director of Nuveen       167
3/28/49                     Board and                     Investments, Inc., Nuveen Investments, LLC,
333 W. Wacker Drive         Trustee                       Nuveen Advisory Corp. and Nuveen
Chicago, IL 60606                                         Institutional Advisory Corp.(4); formerly,
                                                          Director (1996-2006) of Institutional
                                                          Capital Corporation; Chairman and Director
                                                          (since 1997) of Nuveen Asset Management;
                                                          Chairman and Director of Rittenhouse Asset
                                                          Management, Inc. (since 1999); Chairman of
                                                          Nuveen Investments Advisers Inc. (since
                                                          2002).

Trustees who are not interested persons of the Funds:


---------------------------------------------------------------------------------------------------------------------
Robert P. Bremner           Lead                1997      Private Investor and Management Consultant.        167
8/22/40                     Independent
333 W. Wacker Drive         Trustee
Chicago, IL 60606


---------------------------------------------------------------------------------------------------------------------
Lawrence H. Brown           Trustee             1993      Retired (since 1989) as Senior Vice                167
7/29/34                                                   President of The Northern Trust Company;
333 W. Wacker Drive                                       Director (since 2002) Community Advisory
Chicago, IL 60606                                         Board for Highland Park and Highwood, United
                                                          Way of the North Shore.


---------------------------------------------------------------------------------------------------------------------
Jack B. Evans               Trustee             1999      President, The Hall-Perrine Foundation, a          167
10/22/48                                                  private philanthropic corporation (since
333 W. Wacker Drive                                       1996); Director and Vice Chairman, United
Chicago, IL 60606                                         Fire Group, a publicly held company; Adjunct
                                                          Faculty Member, University of Iowa;
                                                          Director, Gazette Companies; Life Trustee of
                                                          Coe College and Iowa College Foundation;
                                                          formerly, Director, Alliant Energy;
                                                          formerly, Director, Federal Reserve Bank of
                                                          Chicago; formerly, President and Chief
                                                          Operating Officer, SCI Financial Group,
                                                          Inc., a regional financial services firm.


---------------------------------------------------------------------------------------------------------------------
William C. Hunter           Trustee             2004      Dean, Tippie College of Business, University       167
3/6/48                                                    of Iowa (since June 2006); formerly, Dean
333 W. Wacker Drive                                       and Distinguished Professor of Finance,
Chicago, IL 60606                                         School of Business at the University of
                                                          Connecticut (2003-2006); previously, Senior
                                                          Vice President and Director of Research at
                                                          the Federal Reserve Bank of Chicago
                                                          (1995-2003); Director (since 1997), Credit
                                                          Research Center at Georgetown University;
                                                          Director (since 2004) of Xerox Corporation;
                                                          Director, SS&C Technologies, Inc. (May
                                                          2005-October 2005).


---------------------------------------------------------------------------------------------------------------------
David J. Kundert            Trustee             2005      Retired (since 2004) as Chairman, JPMorgan         165
10/28/42                                                  Fleming Asset Management, President and CEO,
333 W. Wacker Drive                                       Banc One Investment Advisors Corporation,
Chicago, IL 60606                                         and President, One Group Mutual Funds; prior
                                                          thereto, Executive Vice President, Banc One
                                                          Corporation and Chairman and CEO, Banc One
                                                          Investment Management Group; Board of
                                                          Regents, Luther College; member of the
                                                          Wisconsin Bar Association; member of Board
                                                          of Directors, Friends of Boerner Botanical
                                                          Gardens.

----
37

================================================================================

                                                                                                  Number of
                                                                                                Portfolios in
Name,                Position(s)     Year First   Principal Occupation(s)                       Fund Complex
Birthdate            Held with       Elected or   Including other Directorships                  Overseen by
and Address          the Funds      Appointed (2) During Past 5 Years                              Trustee
-------------------------------------------------------------------------------------------------------------
William J. Schneider Trustee            1997      Chairman of Miller-Valentine Partners Ltd.,        167
9/24/44                                           a real estate investment company; formerly,
333 W. Wacker Drive                               Senior Partner and Chief Operating Officer
Chicago, IL 60606                                 (retired 2004) of Miller-Valentine Group;
                                                  formerly, Vice President, Miller-Valentine
                                                  Realty; Board Member, Chair of the Finance
                                                  Committee and member of the Audit Committee
                                                  of Premier Health Partners, the
                                                  not-for-profit company of Miami Valley
                                                  Hospital; Vice President, Dayton
                                                  Philharmonic Orchestra Association; Board
                                                  Member, Regional Leaders Forum, which
                                                  promotes cooperation on economic development
                                                  issues; Director, Dayton Development
                                                  Coalition; formerly, Member, Community
                                                  Advisory Board, National City Bank, Dayton,
                                                  Ohio and Business Advisory Council,
                                                  Cleveland Federal Reserve Bank.


-------------------------------------------------------------------------------------------------------------
Judith M. Stockdale  Trustee            1997      Executive Director, Gaylord and Dorothy            167
12/29/47                                          Donnelley Foundation (since 1994); prior
333 W. Wacker Drive                               thereto, Executive Director, Great Lakes
Chicago, IL 60606                                 Protection Fund (from 1990 to 1994).


-------------------------------------------------------------------------------------------------------------
Eugene S. Sunshine   Trustee            2005      Senior Vice President for Business and             167
1/22/50                                           Finance, Northwestern University (since
333 W. Wacker Drive                               1997); Director (since 2003), Chicago Board
Chicago, IL 60606                                 Options Exchange; formerly, Director
                                                  (2003-2006), National Mentor Holdings, a
                                                  privately-held, national provider of home
                                                  and community-based services; Chairman
                                                  (since 1997), Board of Directors, Rubicon, a
                                                  pure captive insurance company owned by
                                                  Northwestern University; Director (since
                                                  1997), Evanston Chamber of Commerce and
                                                  Evanston Inventure, a business development
                                                  organization.
                                                                                                  Number of
                                                                                                Portfolios in
Name,                Position(s)     Year First                                                 Fund Complex
Birthdate            Held with       Elected or   Principal Occupation(s)                        Overseen by
and Address          the Funds      Appointed (3) During Past 5 Years                              Officer
-------------------------------------------------------------------------------------------------------------

Officers of the Funds:


-------------------------------------------------------------------------------------------------------------
Gifford R. Zimmerman Chief              1988      Managing Director (since 2002), Assistant          167
9/9/56               Administrative               Secretary and Associate General Counsel,
333 W. Wacker Drive  Officer                      formerly, Vice President and Assistant
Chicago, IL 60606                                 General Counsel, of Nuveen Investments, LLC;
                                                  Managing Director (2002-2004), General
                                                  Counsel (1998-2004) and Assistant Secretary,
                                                  formerly, Vice President of Nuveen Advisory
                                                  Corp. and Nuveen Institutional Advisory
                                                  Corp.(4); Managing Director (since 2002) and
                                                  Assistant Secretary and Associate General
                                                  Counsel, formerly, Vice President (since
                                                  1997), of Nuveen Asset Management; Managing
                                                  Director (since 2004) and Assistant
                                                  Secretary (since 1994) of Nuveen
                                                  Investments, Inc.; Assistant Secretary of
                                                  NWQ Investment Management Company, LLC.
                                                  (since 2002); Vice President and Assistant
                                                  Secretary of Nuveen Investments Advisers
                                                  Inc. (since 2002); Managing Director,
                                                  Associate General Counsel and Assistant
                                                  Secretary of Rittenhouse Asset Management,
                                                  Inc. and Symphony Asset Management LLC
                                                  (since 2003); Assistant Secretary of
                                                  Tradewinds NWQ Global Investors, LLC (since
                                                  2006); Chartered Financial Analyst.


-------------------------------------------------------------------------------------------------------------
Julia L. Antonatos   Vice President     2004      Managing Director (since 2005), formerly           167
9/22/63                                           Vice President (since 2002); formerly,
333 W. Wacker Drive                               Assistant Vice President (since 2000) of
Chicago, IL 60606                                 Nuveen Investments, LLC; Chartered Financial
                                                  Analyst.


-------------------------------------------------------------------------------------------------------------
Michael T. Atkinson  Vice President     2000      Vice President (since 2002), formerly,             167
2/3/66               and Assistant                Assistant Vice President (since 2000) of
333 W. Wacker Drive  Secretary                    Nuveen Investments, LLC.
Chicago, IL 60606

----
38

                                                                                                   Number of
                                                                                                 Portfolios in
Name,                 Position(s)     Year First   Principal Occupation(s)                       Fund Complex
Birthdate             Held with       Elected or   Including other Directorships                  Overseen by
and Address           the Funds      Appointed (3) During Past 5 Years                              Trustee
--------------------------------------------------------------------------------------------------------------
Peter H. D'Arrigo     Vice President     1999      Vice President and Treasurer of Nuveen             167
11/28/67              and Treasurer                Investments, LLC and of Nuveen Investments,
333 W. Wacker Drive                                Inc. (since 1999); Vice President and
Chicago, IL 60606                                  Treasurer of Nuveen Asset Management (since
                                                   2002) and of Nuveen Investments Advisers
                                                   Inc. (since 2002); Assistant Treasurer of
                                                   NWQ Investment Management Company, LLC.
                                                   (since 2002); Vice President and Treasurer
                                                   of Nuveen Rittenhouse Asset Management, Inc.
                                                   and Symphony Asset Management LLC (since
                                                   2003); Treasurer, Tradewinds NWQ Global
                                                   Investors, LLC (since 2006); formerly, Vice
                                                   President and Treasurer (1999-2004) of
                                                   Nuveen Advisory Corp. and Nuveen
                                                   Institutional Advisory Corp.(4); Chartered
                                                   Financial Analyst.


--------------------------------------------------------------------------------------------------------------
John N. Desmond       Vice President     2005      Vice President, Director of Investment             167
8/24/61                                            Operations, Nuveen Investments, LLC (since
333 W. Wacker Drive                                2005); formerly, Director, Business Manager,
Chicago, IL 60606                                  Deutsche Asset Management (2003-2004),
                                                   Director, Business Development and
                                                   Transformation, Deutsche Trust Bank Japan
                                                   (2002-2003); previously, Senior Vice
                                                   President, Head of Investment Operations and
                                                   Systems, Scudder Investments Japan,
                                                   (2000-2002), Senior Vice President, Head of
                                                   Plan Administration and Participant
                                                   Services, Scudder Investments (1995-2002).


--------------------------------------------------------------------------------------------------------------
Jessica R. Droeger    Vice President     1998      Vice President (since 2002), Assistant             167
9/24/64               and Secretary                Secretary and Assistant General Counsel
333 W. Wacker Drive                                (since 1998) formerly, Assistant Vice
Chicago, IL 60606                                  President (since 1998) of Nuveen
                                                   Investments, LLC; Vice President (2002-2004)
                                                   and Assistant Secretary (1998-2004)
                                                   formerly, Assistant Vice President of Nuveen
                                                   Advisory Corp. and Nuveen Institutional
                                                   Advisory Corp.(4); Vice President and
                                                   Assistant Secretary (since 2005) of Nuveen
                                                   Asset Management.


--------------------------------------------------------------------------------------------------------------
Lorna C. Ferguson     Vice President     1998      Managing Director (since 2004), formerly,          167
10/24/45                                           Vice President of Nuveen Investments, LLC,
333 W. Wacker Drive                                Managing Director (2004) formerly, Vice
Chicago, IL 60606                                  President (1998-2004) of Nuveen Advisory
                                                   Corp. and Nuveen Institutional Advisory
                                                   Corp.(4); Managing Director (since 2005) of
                                                   Nuveen Asset Management.


--------------------------------------------------------------------------------------------------------------
William M. Fitzgerald Vice President     1995      Managing Director (since 2002), formerly,          167
3/2/64                                             Vice President of Nuveen Investments;
333 W. Wacker Drive                                Managing Director (1997-2004) of Nuveen
Chicago, IL 60606                                  Advisory Corp. and Nuveen Institutional
                                                   Advisory Corp.(4); Managing Director (since
                                                   2001) of Nuveen Asset Management ; Vice
                                                   President (since 2002) of Nuveen Investments
                                                   Advisers Inc.; Chartered Financial Analyst.


--------------------------------------------------------------------------------------------------------------
Stephen D. Foy        Vice President     1998      Vice President (since 1993) and Funds              167
5/31/54               and Controller               Controller (since 1998) of Nuveen
333 W. Wacker Drive                                Investments, LLC; formerly, Vice President
Chicago, IL 60606                                  and Funds Controller (1998-2004) of Nuveen
                                                   Investments, Inc.; Certified Public
                                                   Accountant.


--------------------------------------------------------------------------------------------------------------
David J. Lamb         Vice President     2000      Vice President (since 2000) of Nuveen              167
3/22/63                                            Investments, LLC; Certified Public
333 W. Wacker Drive                                Accountant.
Chicago, IL 60606


--------------------------------------------------------------------------------------------------------------
Tina M. Lazar         Vice President     2002      Vice President of Nuveen Investments, LLC          167
8/27/61                                            (since 1999).
333 W. Wacker Drive
Chicago, IL 60606

----
39

================================================================================

                                                                                                 Number of
                                                                                               Portfolios in
Name,               Position(s)     Year First   Principal Occupation(s)                       Fund Complex
Birthdate           Held with       Elected or   Including other Directorships                  Overseen by
and Address         the Funds      Appointed (3) During Past 5 Years                              Trustee
------------------------------------------------------------------------------------------------------------
Larry W. Martin     Vice President     1988      Vice President, Assistant Secretary and            167
7/27/51             and Assistant                Assistant General Counsel of Nuveen
333 W. Wacker Drive Secretary                    Investments, LLC; formerly, Vice President
Chicago, IL 60606                                and Assistant Secretary of Nuveen Advisory
                                                 Corp. and Nuveen Institutional Advisory
                                                 Corp.(4); Vice President (since 2005) and
                                                 Assistant Secretary of Nuveen Investments,
                                                 Inc.; Vice President (since 2005) and
                                                 Assistant Secretary (since 1997) of Nuveen
                                                 Asset Management; Vice President (since
                                                 2000), Assistant Secretary and Assistant
                                                 General Counsel (since 1998) of Rittenhouse
                                                 Asset Management, Inc.; Vice President and
                                                 Assistant Secretary of Nuveen Investments
                                                 Advisers Inc. (since 2002); Assistant
                                                 Secretary of NWQ Investment Management
                                                 Company, LLC (since 2002), Symphony Asset
                                                 Management LLC (since 2003), and Tradewinds
                                                 NWQ Global Investors, LLC (since 2006).





(1)Mr. Schwertfeger is an "interested person" of the Funds, as defined in the Investment Company Act of 1940, because he is an officer and trustee of the Adviser.
(2)Trustees serve an indefinite term until his/her successor is elected. The year first elected or appointed represents the year in which the Trustee was first elected or appointed to any fund in the Nuveen Complex.
(3)Officers serve one year terms through July of each year. The year first elected or appointed represents the year in which the Officer was first elected or appointed to any fund in the Nuveen Complex.
(4)Nuveen Advisory Corp. and Nuveen Institutional Advisory Corp. were reorganized into Nuveen Asset Management, effective January 1, 2005.

----
40

  Fund Information
================================================================================


Fund Manager                   Legal Counsel                     Transfer Agent and
Nuveen Asset Management        Chapman and Cutler LLP            Shareholder Services
333 West Wacker Drive          Chicago, IL                       Boston Financial
Chicago, IL 60606                                                Data Services, Inc.
                               Independent Registered            Nuveen Investor Services
Sub-Adviser                    Public Accounting Firm            P.O. Box 8530
Santa Barbara Asset Management PricewaterhouseCoopers LLP        Boston, MA 02266-8530
200 East Carrillo Street       Chicago, IL                       (800) 257-8787
Suite 300
Santa Barbara, CA 93101        Custodian
                               State Street Bank & Trust Company
                               Boston, MA


================================================================================


Glossary of Terms Used in this Report

Average Annual Total Return: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment's actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.


Net Asset Value (NAV): A Fund's NAV is the dollar value of one share in the fund. It is calculated by subtracting the liabilities of the fund from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.



================================================================================

Quarterly Portfolio of Investments and Proxy Voting information: Each Fund's
(i) quarterly portfolio of investments, (ii) information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30, 2006, and (iii) a description of the policies and procedures that the Funds used to determine how to vote proxies relating to portfolio securities are available without charge, upon request, by calling Nuveen Investments at (800) 257-8787 or on Nuveen's website at www.nuveen.com.
You may also obtain this and other fund information directly from the Securities and Exchange Commission ("SEC"). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also request fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section at 450 Fifth Street NW, Washington, D.C. 20549.


================================================================================

NASD Regulation, Inc. provides a Public Disclosure Program which supplies certain information regarding the disciplinary history of NASD members and their associated persons in response to either telephone inquiries at (800) 289-9999 or written inquiries at www.nasdr.com. NASD Regulation, Inc. also provides an investor brochure that includes information describing the Public Disclosure Program.

----
41

                                                                     Learn more
                                                          about Nuveen Funds at
                                                              www.nuveen.com/mf


    Nuveen Investments:

    SERVING Investors

                        For GENERATIONS

    Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. Over this time, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

    Building on this tradition, we today offer a range of high quality equity and fixed-income solutions that can be integral parts of a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

    We offer many different investing solutions for our clients' different needs.
    Managing approximately $149 billion in assets, Nuveen Investments offers access to a number of different asset classes and investing solutions through a variety of products. Nuveen Investments markets its capabilities under six distinct brands: NWQ, specializing in value-style equities; Nuveen, managing fixed-income investments; Santa Barbara, committed to growth equities; Tradewinds NWQ, specializing in global value equities; Rittenhouse, focused on "blue-chip" growth equities; and Symphony, with expertise in alternative investments as well as equity and income portfolios.

    Find out how we can help you reach your financial goals.
    To learn more about the products and services Nuveen Investments offers and for a prospectus, where applicable, talk to your financial advisor, or call us at (800) 257-8787. Please read the information carefully before you invest.

..  Share prices

..  Fund details

..  Daily financial news

..  Investor education

[LOGO] NUVEEN
       Investments

MAN-SANTB-0706D

ITEM 2. CODE OF ETHICS.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There were no amendments to or waivers from the code during the period covered by this report. The registrant has posted the code of ethics on its website at www.nuveen.com/mf. (To view the code, click on the Investor Resources drop down menu box, click on Fund Governance and then click on Code of Conduct.)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's board of directors determined that the registrant has at least one "audit committee financial expert" (as defined in Item 3 of Form N-CSR) serving on its Audit Committee. The registrant's audit committee financial expert is Jack B. Evans, Chairman of the Audit Committee, who is "independent" for purposes of Item 3 of Form N-CSR.

Mr. Evans was formerly President and Chief Operating Office of SCI Financial Group, Inc., a full service registered broker-dealer and registered investment adviser ("SCI"). As part of his role as President and Chief Operating Officer, Mr. Evans actively supervised the Chief Financial Officer (the "CFO") and actively supervised the CFO's preparation of financial statements and other filings with various regulatory authorities. In such capacity, Mr. Evans was actively involved in the preparation of SCI's financial statements and the resolution of issues raised in connection therewith. Mr. Evans has also served on the audit committee of various reporting companies. At such companies, Mr. Evans was involved in the oversight of audits, audit plans, and the preparation of financial statements. Mr. Evans also formerly chaired the audit committee of the Federal Reserve Bank of Chicago.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The following tables show the amount of fees that PricewaterhouseCoopers LLP, the Trust's auditor, billed to the Trust during the Trust's last two full fiscal years. The Audit Committee approved in advance all audit services and non-audit services that PricewaterhouseCoopers LLP provided to the Trust, except for those non-audit services that were subject to the pre-approval exception under Rule 2-01 of Regulation S-X (the "pre-approval exception"). The pre-approval exception for services provided directly to the Trust waives the pre-approval requirement for services other than audit, review or attest services if: (A) the aggregate amount of all such services provided constitutes no more than 5% of the total amount of revenues paid by the Trust during the fiscal year in which the services are provided; (B) the Trust did not recognize the services as non-audit services at the time of the engagement; and (C) the services are promptly brought to the Audit Committee's attention, and the Committee (or its delegate) approves the services before the audit is completed.

The Audit Committee has delegated certain pre-approval responsibilities to its Chairman (or, in his absence, any other member of the Audit Committee).

              SERVICES THAT THE TRUST'S AUDITOR BILLED TO THE TRUST


Fiscal Year Ended                             Audit Fees Billed    Audit-Related Fees         Tax Fees           All Other Fees
July 31, 2006                                    to Funds /1/     Billed to Funds /2/   Billed to Funds /3/   Billed to Funds /4/
-------------------------------------------   -----------------   -------------------   -------------------   -------------------
Name of Series
Rittenhouse Growth Fund                             11,137                  0                   1,382                   0
Tradewinds International Value Fund                 23,292                  0                   1,382                   0
Santa Barbara Dividend Growth Fund /5/               5,266                  0                       0                   0
Santa Barbara Growth Fund /5/                        5,305                  0                       0                   0
Santa Barbara Growth Opportunities Fund /5/          5,266                  0                       0                   0
Symphony All-Cap Core Fund /6/                       9,177                  0                       0                   0
Symphony Large-Cap Value Fund /6/                    9,177                  0                       0                   0
Symphony Mid-Cap Core Fund /6/                       9,177                  0                       0                   0
Symphony Small-Mid Cap Core Fund /6/                 9,177                  0                       0                   0
Tradewinds Global All-Cap Fund /6/                   5,305                  0                       0                   0
                                                   -------                 ---                 ------                  ---
   Total                                           $92,279                 $0                  $2,764                  $0

/1/ "Audit Fees" are the aggregate fees billed for professional services for the audit of the Fund's annual financial statements and services provided in connection with statutory and regulatory filings or engagements.

/2/ "Audit Related Fees" are the aggregate fees billed for assurance and related services reasonably related to the performance of the audit or review of financial statements and are not reported under "Audit Fees".

/3/ "Tax Fees" are the aggregate fees billed for professional services for tax advice, tax compliance, and tax planning.

/4/ "All Other Fees" are the aggregate fees billed for products and services other than "Audit Fees", "Audit Related Fees", and "Tax Fees".

/5/  The funds commenced operations March 28, 2006.

/6/  The funds commenced operations May 31, 2006.

                                                        Percentage Approved Pursuant to Pre-approval Exception
                                              --------------------------------------------------------------------------
                                              Audit Fees Billed   Audit-Related Fees       Tax Fees       All Other Fees
                                                  to Funds          Billed to Funds    Billed to Funds   Billed to Funds
                                              -----------------   ------------------   ---------------   ---------------
Name of Series
Rittenhouse Growth Fund                               0                   0                   0                 0
Tradewinds International Value Fund                   0                   0                   0                 0
Santa Barbara Dividend Growth Fund /5/                0                   0                   0                 0
Santa Barbara Growth Fund /5/                         0                   0                   0                 0
Santa Barbara Growth Opportunities Fund /5/           0                   0                   0                 0
Symphony All-Cap Core Fund /6/                        0                   0                   0                 0
Symphony Large-Cap Value Fund /6/                     0                   0                   0                 0
Symphony Mid-Cap Core Fund /6/                        0                   0                   0                 0
Symphony Small-Mid Cap Core Fund /6/                  0                   0                   0                 0
Tradewinds Global All-Cap Fund /6/                    0                   0                   0                 0

/5/  The funds commenced operations March 28, 2006.

/6/  The funds commenced operations May 31, 2006.

Fiscal Year Ended                             Audit Fees Billed    Audit-Related Fees         Tax Fees           All Other Fees
July 31, 2005                                    to Funds /1/     Billed to Funds /2/   Billed to Funds /3/   Billed to Funds /4/
-------------------------------------------   -----------------   -------------------   -------------------   -------------------
Name of Series
Rittenhouse Growth Fund                               13,162                 0                  1,163                     0
Tradewinds International Value Fund                    8,812                 0                    212                     0
Santa Barbara Dividend Growth Fund /5/                   N/A               N/A                    N/A                   N/A
Santa Barbara Growth Fund /5/                            N/A               N/A                    N/A                   N/A
Santa Barbara Growth Opportunities Fund /5/              N/A               N/A                    N/A                   N/A
Symphony All-Cap Core Fund /6/                           N/A               N/A                    N/A                   N/A
Symphony Large-Cap Value Fund /6/                        N/A               N/A                    N/A                   N/A
Symphony Mid-Cap Core Fund /6/                           N/A               N/A                    N/A                   N/A
Symphony Small-Mid Cap Core Fund /6/                     N/A               N/A                    N/A                   N/A
Tradewinds Global All-Cap Fund /6/                       N/A               N/A                    N/A                   N/A
                                                     -------               ---                 ------                   ---
   Total                                             $21,974               $ 0                 $1,375                   $ 0

/1/ "Audit Fees" are the aggregate fees billed for professional services for the audit of the Fund's annual financial statements and services provided in connection with statutory and regulatory filings or engagements.

/2/ "Audit Related Fees" are the aggregate fees billed for assurance and related services reasonably related to the performance of the audit or review of financial statements and are not reported under "Audit Fees".

/3/ "Tax Fees" are the aggregate fees billed for professional services for tax advice, tax compliance, and tax planning.

/4/ "All Other Fees" are the aggregate fees billed for products and services other than "Audit Fees", "Audit Related Fees", and "Tax Fees".

/5/  The funds commenced operations March 28, 2006.

/6/  The funds commenced operations May 31, 2006.

                                                          Percentage Approved Pursuant to Pre-approval Exception
                                              -----------------------------------------------------------------------------
                                              Audit Fees Billed   Audit-Related Fees        Tax Fees         All Other Fees
                                                  to Funds          Billed to Funds     Billed to Funds     Billed to Funds
                                              -----------------   ------------------    ---------------   -----------------
Name of Series
Rittenhouse Growth Fund                                0                    0                   0                  0
Tradewinds International Value Fund                    0                    0                   0                  0
Santa Barbara Dividend Growth Fund /5/               N/A                  N/A                 N/A                N/A
Santa Barbara Growth Fund /5/                        N/A                  N/A                 N/A                N/A
Santa Barbara Growth Opportunities Fund /5/          N/A                  N/A                 N/A                N/A
Symphony All-Cap Core Fund /6/                       N/A                  N/A                 N/A                N/A
Symphony Large-Cap Value Fund /6/                    N/A                  N/A                 N/A                N/A
Symphony Mid-Cap Core Fund /6/                       N/A                  N/A                 N/A                N/A
Symphony Small-Mid Cap Core Fund /6/                 N/A                  N/A                 N/A                N/A
Tradewinds Global All-Cap Fund /6/                   N/A                  N/A                 N/A                N/A

/5/ The funds commenced operations March 28, 2006.

/6/ The funds commenced operations May 31, 2006.

                 SERVICES THAT THE TRUST'S AUDITOR BILLED TO THE
                  ADVISER AND AFFILIATED FUND SERVICE PROVIDERS

The following tables show the amount of fees billed by PricewaterhouseCoopers LLP to Nuveen Asset Management ("NAM" or the "Adviser"), and any entity controlling, controlled by or under common control with NAM ("Control Affiliate") that provides ongoing services to the Trust ("Affiliated Fund Service Provider"), for engagements directly related to the Trust's operations and financial reporting, during the Trust's last two full fiscal years.

                               Audit-Related Fees      Tax Fees Billed to       All Other Fees
                             Billed to Adviser and        Adviser and         Billed to Adviser
Fiscal Year Ended               Affiliated Fund         Affiliated Fund      and Affiliated Fund
July 31, 2006                  Service Providers     Service Providers /1/    Service Providers
--------------------------   ---------------------   ---------------------   -------------------
Nuveen Investment Trust II             $0                   $25,000                   $0

                                    Percentage Approved Pursuant to Pre-approval Exception
                             -------------------------------------------------------------------
                               Audit-Related Fees      Tax Fees Billed to       All Other Fees
                             Billed to Adviser and        Adviser and         Billed to Adviser
                                Affiliated Fund         Affiliated Fund      and Affiliated Fund
                               Service Providers       Service Providers      Service Providers
                             ---------------------   ---------------------   -------------------
                                       0%                      0%                     0%

/1/ The amounts reported for the Trust under the column heading "Tax Fees" represents amounts billed to the Adviser exclusively for the preparation for the Fund's tax return, the cost of which is borne by the Adviser. In the aggregate, for all Nuveen funds for which Pricewaterhouse Coopers LLP serves as independent registered public accounting firm, these fees amounted to $130,000 in 2006.

                               Audit-Related Fees      Tax Fees Billed to       All Other Fees
                             Billed to Adviser and        Adviser and         Billed to Adviser
Fiscal Year Ended               Affiliated Fund         Affiliated Fund      and Affiliated Fund
July 31, 2005                  Service Providers     Service Providers /1/    Service Providers
--------------------------   ---------------------   ---------------------   -------------------
Nuveen Investment Trust II             $0                    $4,500                   $0

                                     Percentage Approved Pursuant to Pre-approval Exception
                             -------------------------------------------------------------------
                               Audit-Related Fees      Tax Fees Billed to       All Other Fees
                             Billed to Adviser and        Adviser and         Billed to Adviser
                                Affiliated Fund         Affiliated Fund      and Affiliated Fund
                               Service Providers       Service Providers      Service Providers
                             ---------------------   ---------------------   -------------------
                                       0%                      0%                     0%

/1/ The amounts reported for the Trust under the column heading "Tax Fees" represents amounts billed to the Adviser exclusively for the preparation for the Fund's tax return, the cost of which is borne by the Adviser. In the aggregate, for all Nuveen funds for which Pricewaterhouse Coopers LLP serves as independent registered public accounting firm, these fees amounted to $49,500 in 2005.

The above "Tax Fees" are fees billed to the Adviser for Nuveen Open-End and Closed-End Funds tax return preparation. The amount reported for the Trust under the column heading "Tax Fees Billed to Adviser and Affiliated Fund Service Providers" represents the aggregate amount billed to the Adviser exclusively for the preparation of each Fund's (within the Trust) tax return, the cost of which is borne by the Adviser. In aggregate, for all Nuveen funds which Pricewaterhouse Coopers LLP serves as the independent registered public accounting firm these fees amounted to $49,500 in 2005.

The tables also show the percentage of fees subject to the pre-approval exception. The pre-approval exception for services provided to the Adviser and any Affiliated Fund Service Provider (other than audit, review or attest services) waives the pre-approval requirement if: (A) the aggregate amount of all such services provided constitutes no more than 5% of the total amount of revenues paid to PricewaterhouseCoopers LLP by the Trust, the Adviser and Affiliated Fund Service Providers during the fiscal year in which the services are provided that would have to be pre-approved by the Audit Committee; (B) the Trust did not recognize the services as non-audit services at the time of the engagement; and (C) the services are promptly brought to the Audit Committee's attention, and the Committee (or its delegate) approves the services before the Trust's audit is completed.

                               NON-AUDIT SERVICES

                                                                       Total Non-Audit Fees
                                                                      billed to Adviser and
                                                                      Affiliated Fund Service     Total Non-Audit Fees
                                                                      Providers (engagements     billed to Adviser and
                                                                      related directly to the   Affiliated Fund Service
Fiscal Year Ended                             Total Non-Audit Fees   operations and financial     Providers (all other
July 31, 2006                                   Billed to Trust       reporting of the Trust)         engagements)        Total
-------------------------------------------   --------------------   ------------------------   -----------------------   ------
Name of Series
Rittenhouse Growth Fund                               1,382                   25,000                       0              26,382
Tradewinds International Value Fund                   1,382                   25,000                       0              26,382
Santa Barbara Dividend Growth Fund /1/                    0                   25,000                       0              25,000
Santa Barbara Growth Fund /1/                             0                   25,000                       0              25,000
Santa Barbara Growth Opportunities Fund /1/               0                   25,000                       0              25,000
Symphony All-Cap Core Fund /2/                            0                   25,000                       0              25,000
Symphony Large-Cap Value Fund /2/                         0                   25,000                       0              25,000
Symphony Mid-Cap Core Fund /2/                            0                   25,000                       0              25,000
Symphony Small-Mid Cap Core Fund /2/                      0                   25,000                       0              25,000
Tradewinds Global All-Cap Fund /2/                        0                   25,000                       0              25,000
                                                     ------
   Total                                             $2,764

"Non-Audit Fees billed to Adviser" for both fiscal year ends represent "Tax Fees" billed to Adviser in their respective amounts from the previous table.

/1/  The funds commenced operations March 28, 2006.

/2/  The funds commenced operations May 31, 2006.

"Non-Audit Fees billed to Adviser" for both fiscal year ends represent "Tax Fees" billed to Adviser in their respective amounts from the previous table.

                                                                        Total Non-Audit Fees
                                                                       billed to Adviser and
                                                                       Affiliated Fund Service      Total Non-Audit Fees
                                                                       Providers (engagements      billed to Adviser and
                                                                       related directly to the    Affiliated Fund Service
Fiscal Year Ended                             Total Non-Audit Fees    operations and financial      Providers (all other
July 31, 2005                                    Billed to Trust     reporting of the Trust)/1/          engagements)         Total
-------------------------------------------   --------------------   --------------------------   -----------------------   --------
Name of Series
Rittenhouse Growth Fund                               1,163                     4,500                          0              5,663
Tradewinds International Value Fund                     212                     4,500                          0              4,712
Santa Barbara Dividend Growth Fund /1/                  N/A                       N/A                        N/A                N/A
Santa Barbara Growth Fund /1/                           N/A                       N/A                        N/A                N/A
Santa Barbara Growth Opportunities Fund /1/             N/A                       N/A                        N/A                N/A
Symphony All-Cap Core Fund /2/                          N/A                       N/A                        N/A                N/A
Symphony Large-Cap Value Fund /2/                       N/A                       N/A                        N/A                N/A
Symphony Mid-Cap Core Fund /2/                          N/A                       N/A                        N/A                N/A
Symphony Small-Mid Cap Core Fund /2/                    N/A                       N/A                        N/A                N/A
Tradewinds Global All-Cap Fund /2/                      N/A                       N/A                        N/A                N/A
                                                     ------
   Total                                             $1,375

"Non-Audit Fees billed to Adviser" for both fiscal year ends represent "Tax Fees" billed to Adviser in their respective amounts from the previous table.

/1/  The funds commenced operations March 28, 2006.

/2/  The funds commenced operations May 31, 2006.

"Non-Audit Fees billed to Adviser" for both fiscal year ends represent "Tax Fees" billed to Adviser in their respective amounts from the previous table.

Audit Committee Pre-Approval Policies and Procedures. Generally, the Audit Committee must approve (i) all non-audit services to be performed for the Trust by the Trust's independent accountants and (ii) all audit and non-audit services to be performed by the Trust's independent accountants for the Affiliated Fund Service Providers with respect to the operations and financial reporting of the Trust. Regarding tax and research projects conducted by the independent accountants for the Trust and Affiliated Fund Service Providers (with respect to operations and financial reports of the Trust) such engagements will be (i) pre-approved by the Audit Committee if they are expected to be for amounts greater than $10,000; (ii) reported to the Audit Committee Chairman for his verbal approval prior to engagement if they are expected to be for amounts under $10,000 but greater than $5,000; and (iii) reported to the Audit Committee at the next Audit Committee meeting if they are expected to be for an amount under $5,000.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable to this registrant.

ITEM 6. SCHEDULE OF INVESTMENTS

See Portfolio of Investments in Item 1

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to this registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to this registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable to this registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board implemented after the registrant last provided disclosure in response to this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act") (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable because the code is posted on registrant's website at www.nuveen.com/mf and there were no amendments during the period covered by this report. (To view the code, click on the Investors Resources drop down menu box, click on Fund governance and then Code of Conduct.)

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: EX-99.CERT Attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable to this registrant.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an Exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registration specifically incorporates it by reference. EX-99.906 CERT attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust II
             --------------------------------------------------------

By (Signature and Title)* /s/ Jessica R. Droeger
                          -------------------------------------------
                         Jessica R. Droeger
                         Vice President and Secretary

Date October 6, 2006
     ----------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Gifford R. Zimmerman
                          -------------------------------------------
                          Gifford R. Zimmerman
                          Chief Administrative Officer
                          (principal executive officer)

Date October 6, 2006
     ----------------------------------------------------------------

By (Signature and Title)* /s/ Stephen D. Foy
                          -------------------------------------------
                          Stephen D. Foy
                          Vice President and Controller
                          (principal financial officer)

Date October 6, 2006
     ----------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.